Prospectus for MainStay Equity Funds
MainStay Funds®	February 28, 2021 as amended April 26, 2021

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund	EPLPX	EPLIX	EPLBX	EPLKX	EPLCX	EPLRX	EPLSX	EPLTX	EPLDX	EPLMX
MainStay MacKay S&P 500 Index Fund	MSXAX	MYSPX	-	-	MSPIX	-	-	-	MYIDX	MSXMX
MainStay Winslow Large Cap Growth Fund	MLAAX	MLINX	MLABX	MLACX	MLAIX	MLRRX	MLRTX	MLGRX	MLRSX	MLRMX
MainStay WMC Enduring Capital Fund	MSOAX	MCSSX	MOPBX	MGOCX	MSOIX	-	MSORX	MSOSX	MCSDX	-
MainStay WMC Growth Fund	KLGAX	KLGNX	KLGBX	KLGCX	KLGIX	-	KLGRX	-	KLGDX	-
MainStay WMC Small Companies Fund	MOPAX	MOINX	MOTBX	MOPCX	MOPIX	MOPRX	MOTRX	MOVRX	MOPDX	-
MainStay WMC Value Fund	MAPAX	MSMIX	MAPBX	MMPCX	MUBFX	MAPRX	MPRRX	MMAPX	MMPDX	-
International
MainStay Epoch International Choice Fund	ICEVX	ICELX	-	ICEWX	ICEUX	ICETX	ICEYX	ICEZX	ICEDX	ICERX
MainStay MacKay International Equity Fund	MSEAX	MINNX	MINEX	MIECX	MSIIX	MIERX	MIRRX	MIFRX	MIFDX	-
MainStay WMC International Research Equity Fund	MYITX	MYINX	-	MYICX	MYIIX	-	-	-	MYTDX	-
Emerging Markets
MainStay Candriam Emerging Markets Equity Fund	MCYAX	MCYVX	-	MCYCX	MCYIX	-	-	-	MCYSX	-
Global
MainStay Epoch Capital Growth Fund	MECDX	MECVX	-	MECEX	MECFX	-	-	-	MECYX	-
MainStay Epoch Global Equity Yield Fund	EPSPX	EPSIX	-	EPSKX	EPSYX	-	EPSZX	EPSHX	EPSRX	-

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

U.S. Equity

MainStay Epoch U.S. Equity Yield Fund	4
MainStay MacKay S&P 500 Index Fund	9
MainStay Winslow Large Cap Growth Fund	13
MainStay WMC Enduring Capital Fund	18
MainStay WMC Growth Fund	23
MainStay WMC Small Companies Fund	28
MainStay WMC Value Fund	33

International

MainStay Epoch International Choice Fund	38
MainStay MacKay International Equity Fund	43
MainStay WMC International Research Equity Fund	48

Emerging Markets

MainStay Candriam Emerging Markets Equity Fund	53

Global

MainStay Epoch U.S. Equity Yield Fund

Investment Objective

The Fund seeks current income and capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B [1]	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None	0.50%
Other Expenses	0.15%	0.44%	0.44%	0.44%	0.15%	0.25%	0.25%	0.25%	0.05%	0.44%
Total Annual Fund Operating Expenses	1.09%	1.38%	2.13%	2.13%	0.84%	0.94%	1.19%	1.44%	0.74%	1.63%
Waivers / Reimbursements[4]	0.00%	(0.05)%	(0.05)%	(0.05)%	(0.11)%	0.00%	0.00%	0.00%	(0.01)%	(0.05)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.09%	1.33%	2.08%	2.08%	0.73%	0.94%	1.19%	1.44%	0.73%	1.58%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion; and 0.65% on assets over $2 billion.

4.  New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.73%. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

4

MainStay Epoch U.S. Equity Yield Fund

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period						Class
1 Year	$ 655	$ 629	$ 211	$ 711	$ 211	$ 311	$ 75	$ 96	$ 121	$ 147	$ 75	$ 161
3 Years	$ 878	$ 910	$ 662	$ 962	$ 662	$ 662	$ 257	$ 300	$ 378	$ 456	$ 236	$ 509
5 Years	$ 1,118	$ 1,213	$ 1,140	$ 1,340	$ 1,140	$ 1,140	$ 455	$ 520	$ 654	$ 787	$ 410	$ 882
10 Years	$ 1,806	$ 2,070	$ 2,267	$ 2,267	$ 2,267	$ 2,267	$ 1,027	$ 1,155	$ 1,443	$ 1,724	$ 917	$ 1,929
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. The Fund may invest up to 15% of its net assets in foreign securities. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

5

MainStay Epoch U.S. Equity Yield Fund

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Dividend-Paying Stock Risk: The Fund’s emphasis on equity and equity-related securities that produce income or other distributions subjects the Fund to the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received by the Fund may not qualify as income for Fund investors.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index, as well as a composite index. The Fund has selected the Russell 1000® Value Index as its primary benchmark. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Fund has selected the U.S. Equity Yield Composite Index as its secondary benchmark. The U.S. Equity Yield Composite Index consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap USA equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in USD for the lowest absolute risk (within a given set of constraints).

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

On September 17, 2012, the Fund changed its investment objective and principal investment strategies. Performance figures for dates prior to September 17, 2012 reflect the Fund's prior investment objective and principal investment strategies.

6

MainStay Epoch U.S. Equity Yield Fund

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q1/2013	12.82%
Worst Quarter
Q1/2020	-23.86%

Average Annual Total Returns (for the periods ended December 31, 2020)

			5 Years or
	Inception	1 Year	Since	10 Years
			Inception
Return Before Taxes
Class I	12/3/2008	0.24%	9.53%	9.99%
Return After Taxes on Distributions
Class I		-0.39%	8.43%	8.53%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		0.49%	7.35%	7.90%
Return Before Taxes
Class A	2/3/2009	-5.58%	8.01%	9.10%
Investor Class	11/16/2009	-5.83%	7.79%	8.93%
Class B	2/28/2017	-6.00%	5.64%	N/A
Class C	11/16/2009	-2.04%	8.19%	8.74%
Class R1	2/28/2017	0.07%	7.29%	N/A
Class R2	2/28/2017	-0.13%	7.02%	N/A
Class R3	2/28/2017	-0.46%	6.75%	N/A
Class R6	2/28/2017	0.27%	7.52%	N/A
Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)		2.80%	9.74%	10.50%
U.S. Equity Yield Composite Index (reflects no deductions for fees, expenses, or taxes)		2.42%	10.76%	11.76%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Epoch Investment Partners, Inc. serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
Epoch Investment Partners, Inc.	Michael A. Welhoelter, Managing Director & Co-Chief Investment Officer	Since 2009
	William W. Priest, Chief Executive Officer & Co-Chief Investment Officer	Since 2009
	John Tobin, Managing Director	Since 2013
	Kera Van Valen, Managing Director	Since 2013

7

MainStay Epoch U.S. Equity Yield Fund

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $2,500 applies if you invest in Investor Class or Class C shares, $1,000 for SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. These initial investment minimum and subsequent purchase amounts also apply to Investor Class and Class C shares purchased through AutoInvest, MainStay's systematic investment plan. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

8

MainStay MacKay S&P 500 Index Fund

Investment Objective

The Fund seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class I	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	1.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.16%	0.16%	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None	0.50%
Other Expenses	0.13%	0.47%	0.13%	0.05%	0.47%
Total Annual Fund Operating Expenses	0.54%	0.88%	0.29%	0.21%	1.13%

1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class I	Class R6	SIMPLE
		Class			Class
1 Year	$ 204	$ 189	$ 30	$ 22	$ 115
3 Years	$ 321	$ 378	$ 93	$ 68	$ 359
5 Years	$ 447	$ 583	$ 163	$ 118	$ 622
10 Years	$ 817	$ 1,173	$ 368	$ 268	$ 1,375
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard & Poor's 500® Index ("S&P 500® Index”) in the same proportion, to the extent feasible.

The Fund may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves, while being fully invested, to facilitate trading or to reduce transaction costs. The Fund may invest in such derivatives to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: MacKay Shields LLC, the Fund's Subadvisor, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Fund's holdings because of changes in the composition of the S&P 500® Index. The correlation between the investment performance of the Fund and the S&P 500® Index is

9

MainStay MacKay S&P 500 Index Fund

expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500® Index.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Index Strategy Risk: The Fund employs an index strategy that seeks to invest in stocks as represented in the S&P 500® Index. If the value of the S&P 500® Index declines, the net asset value of shares of the Fund will also decline. Also, the Fund’s fees and expenses will reduce the Fund’s returns, whereas the S&P 500® Index is not subject to fees and expenses.

Correlation Risk: The Fund's ability to track the S&P 500® Index may be affected by, among other things, transaction costs; changes in either the composition of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and timing and amount of purchases and redemptions of the Fund's shares. Therefore, there is no assurance that the investment performance of the Fund will equal or exceed that of the S&P 500® Index.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Derivatives may also increase the expenses of the Fund.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

10

MainStay MacKay S&P 500 Index Fund

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the S&P 500® Index as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	20.45%
Worst Quarter
Q1/2020	-19.61%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	5 Years	10 Years

Return Before Taxes
Class I	1/2/1991	18.12%	14.90%	13.55%
Return After Taxes on Distributions
Class I		15.76%	11.73%	11.68%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		12.31%	11.34%	10.94%
Return Before Taxes
Class A	1/2/2004	14.31%	13.92%	12.92%
Investor Class	2/28/2008	14.10%	13.76%	12.78%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		18.40%	15.22%	13.88%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. MacKay Shields LLC serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

11

MainStay MacKay S&P 500 Index Fund

Subadvisor	Portfolio Managers	Fund Service Date
MacKay Shields LLC	Francis J. Ok, Managing Director	Since 1996
	Lee Baker, Director*	Since 2008

* Mr. Baker will serve as a portfolio manager for the Fund until June 2021.

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class or SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class shares. However, for Investor Class shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

12

MainStay Winslow Large Cap Growth Fund

Investment Objective

The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None	0.50%
Other Expenses	0.10%	0.23%	0.23%	0.23%	0.10%	0.20%	0.20%	0.20%	0.02%	0.23%
Total Annual Fund Operating Expenses	0.97%	1.10%	1.85%	1.85%	0.72%	0.82%	1.07%	1.32%	0.64%	1.35%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period						Class
1 Year	$ 644	$ 607	$ 188	$ 688	$ 188	$ 288	$ 74	$ 84	$ 109	$ 134	$ 65	$ 137
3 Years	$ 842	$ 832	$ 582	$ 882	$ 582	$ 582	$ 230	$ 262	$ 340	$ 418	$ 205	$ 428
5 Years	$ 1,057	$ 1,076	$ 1,001	$ 1,201	$ 1,001	$ 1,001	$ 401	$ 455	$ 590	$ 723	$ 357	$ 739
10 Years	$ 1,674	$ 1,773	$ 1,973	$ 1,973	$ 1,973	$ 1,973	$ 894	$ 1,014	$ 1,306	$ 1,590	$ 798	$ 1,624
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

13

MainStay Winslow Large Cap Growth Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC, the Fund's Subadvisor, invests substantially all of the Fund's investable assets in domestic securities. However, the Fund is permitted to invest up to 20% of its net assets in foreign securities. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: The Fund invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock mutual fund) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings and cash flow growth with management focused on shareholder value.

When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; leads or gains in market share; identifiable and sustainable competitive advantages; managed by a team that can perpetuate the firm's competitive advantages; high, and preferably rising, returns on invested capital; deploys excess cash flow to enhance shareholder return; and demonstrates sound corporate governance. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

The Subadvisor takes a "bottom-up" investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Subadvisor.
Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

14

MainStay Winslow Large Cap Growth Fund

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.
Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Growth Index as its primary benchmark. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	28.27%
Worst Quarter
Q4/2018	-15.98%

15

MainStay Winslow Large Cap Growth Fund

Average Annual Total Returns (for the periods ended December 31, 2020)

				10 Years or
	Inception	1 Year	5 Years	Since
				Inception
Return Before Taxes
Class I	4/1/2005	37.38%	19.77%	16.17%
Return After Taxes on Distributions
Class I		35.83%	16.51%	13.83%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		23.18%	15.00%	12.81%
Return Before Taxes
Class A	7/1/1995	29.43%	18.11%	15.21%
Investor Class	2/28/2008	29.34%	18.00%	15.13%
Class B	4/1/2005	30.87%	18.25%	14.91%
Class C	4/1/2005	34.97%	18.46%	14.93%
Class R1	4/1/2005	37.29%	19.64%	16.04%
Class R2	4/1/2005	36.92%	19.33%	15.75%
Class R3	4/28/2006	36.57%	19.04%	15.47%
Class R6	6/17/2013	37.44%	19.88%	18.20%
Russell 1000 ® Growth Index (reflects no deductions for fees, expenses, or taxes)		38.49%	21.00%	17.21%
S&P 500 ® Index (reflects no deductions for fees, expenses, or taxes)		18.40%	15.22%	13.88%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Winslow Capital Management, LLC serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
Winslow Capital Management, LLC	Justin H. Kelly, Chief Executive Officer & Chief Investment Officer	Since 2005
	Patrick M. Burton, Senior Managing Director	Since 2013
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class C or SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

16

MainStay Winslow Large Cap Growth Fund

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

17

MainStay WMC Enduring Capital Fund

(formerly MainStay MacKay Common Stock Fund)
Investment Objective

The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R2	Class R3	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	0.25%	0.50%	None	0.50%
Other Expenses[4]	0.16%	0.36%	0.36%	0.36%	0.16%	0.26%	0.26%	0.10%	0.36%
Total Annual Fund Operating Expenses	0.95%	1.15%	1.90%	1.90%	0.70%	1.05%	1.30%	0.64%	1.40%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

4. Based on estimated amounts for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R2	Class R3	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period					Class
1 Year	$ 642	$ 611	$ 193	$ 693	$ 193	$ 293	$ 72	$ 107	$ 132	$ 65	$ 143
3 Years	$ 836	$ 847	$ 597	$ 897	$ 597	$ 597	$ 224	$ 334	$ 412	$ 205	$ 443
5 Years	$ 1,047	$ 1,101	$ 1,026	$ 1,226	$ 1,026	$ 1,026	$ 390	$ 579	$ 713	$ 357	$ 766
10 Years	$ 1,652	$ 1,828	$ 2,027	$ 2,027	$ 2,027	$ 2,027	$ 871	$ 1,283	$ 1,568	$ 798	$ 1,680
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 166% of the average value of its portfolio.

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MainStay WMC Enduring Capital Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. The Fund invests in common stocks of U.S. companies with market capitalizations that, at the time of investment, are similar to the market capitalizations of companies whose stocks are included in the Standard & Poor's 500® Index ("S&P 500® Index”) (which ranged from $4.3 billion to $2.252 trillion as of December 31, 2020) and the Russell 3000® Index (which ranged from $43 million to $2.252 trillion as of December 31, 2020). The Fund may also invest in securities of foreign issuers, including securities of emerging market country issuers. Generally, an issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets. The Fund may also invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans.

Investment Process: The Subadvisor seeks to identify companies that have a decades-long perspective, and resilient businesses run by owner-minded executives skilled at capital allocation. When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: resilient businesses, strong cash flow reinvestment and growth opportunities, owner-minded management teams who are skilled capital allocators, and stocks trading at reasonable valuations. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may sell a security due to a company’s reduced cash flow resiliency, fewer growth opportunities, or adverse changes to the management team and culture.
Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

19

MainStay WMC Enduring Capital Fund

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the S&P 500® Index as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the Russell 3000® Index as its secondary benchmark. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	21.45%

Worst Quarter
Q1/2020	-20.70%

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MainStay WMC Enduring Capital Fund

Average Annual Total Returns (for the periods ended December 31, 2020)

			5 Years or
	Inception	1 Year	Since	10 Years
			Inception
Return Before Taxes
Class I	12/28/2004	15.81%	12.69%	12.88%
Return After Taxes on Distributions
Class I		15.52%	11.45%	12.10%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		9.55%	9.85%	10.60%
Return Before Taxes
Class A	6/1/1998	9.13%	11.14%	11.96%
Investor Class	2/28/2008	8.83%	10.85%	11.59%
Class B	6/1/1998	9.27%	11.01%	11.40%
Class C	9/1/1998	13.24%	11.26%	11.39%
Class R3	2/29/2016	15.08%	13.86%	N/A
S&P 500 ® Index (reflects no deductions for fees, expenses, or taxes)		18.40%	15.22%	13.88%
Russell 3000 ® Index (reflects no deductions for fees, expenses, or taxes)		20.89%	15.43%	13.79%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Wellington Management Company LLP serves as the Subadvisor. The individual listed below is primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Manager	Fund Service Date
Wellington Management Company LLP	Mark A. Whitaker, Senior Managing Director	Since March 2021
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class C or SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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MainStay WMC Enduring Capital Fund

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

22

MainStay WMC Growth Fund

(formerly MainStay MacKay Growth Fund)

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R2	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	0.25%	None	0.50%
Other Expenses	0.11%	0.48%	0.47%	0.47%	0.11%	0.21%	0.04%[4]	0.48%
Total Annual Fund Operating Expenses	1.04%	1.41%	2.15%	2.15%	0.79%	1.14%	0.72%	1.66%
Waivers / Reimbursements[5,6]	0.00%	(0.07)%	(0.07)%	(0.07)%	(0.04)%	0.00%	0.00%	(0.07)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[5,6]	1.04%	1.34%	2.08%	2.08%	0.75%	1.14%	0.72%	1.59%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.70% on assets up to $500 million; 0.65% on assets from $500 million to $1 billion; 0.625% on assets from $1 billion to $2 billion; and 0.60% on assets over $2 billion.

4. Based on estimated amounts for the current fiscal year.

5. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.75% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

6.  New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

23

MainStay WMC Growth Fund

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R2	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period				Class
1 Year	$ 650	$ 630	$ 211	$ 711	$ 211	$ 311	$ 77	$ 116	$ 74	$ 162
3 Years	$ 863	$ 917	$ 666	$ 966	$ 666	$ 666	$ 248	$ 362	$ 230	$ 517
5 Years	$ 1,092	$ 1,226	$ 1,148	$ 1,348	$ 1,148	$ 1,148	$ 435	$ 628	$ 401	$ 896
10 Years	$ 1,751	$ 2,101	$ 2,289	$ 2,289	$ 2,289	$ 2,289	$ 974	$ 1,386	$ 894	$ 1,960
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities issued by U.S. companies. Generally, an issuer of a security is considered to be a U.S. issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), employs a traditional, bottom-up fundamental research approach to identify securities that possess sustainable growth at reasonable valuations. The Subadvisor seeks to identify companies that have demonstrated above-average growth in the past, then conduct a thorough review of each company’s business model. The goal of this review is to identify companies that can sustain above-average growth because of their superior business models as represented by high returns on capital, strong management, and quality balance sheets. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed by the Subadvisor to have greater estimated upside return potential relative to downside risk.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads

24

MainStay WMC Growth Fund

between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Growth Index as its primary benchmark. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. Performance figures for Class A shares reflect the historical performance of the Class A and performance figures for Class I shares reflect the historical performance of the Class I shares of the Keystone Large Cap Growth Fund (the predecessor to the Fund, which was subject to a different fee structure), for periods prior to January 11, 2013.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund's prior subadvisor and principal investment strategies.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	29.45%
Worst Quarter
Q4/2018	-18.20%

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MainStay WMC Growth Fund

Average Annual Total Returns (for the periods ended December 31, 2020)

				10 Years or
	Inception	1 Year	5 Years	Since
				Inception
Return Before Taxes
Class I	11/2/2009	32.21%	16.52%	13.02%
Return After Taxes on Distributions
Class I		31.08%	14.76%	11.06%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		19.82%	12.72%	9.99%
Return Before Taxes
Class A	8/7/2006	24.63%	14.94%	12.10%
Investor Class	1/18/2013	24.24%	14.64%	12.85%
Class B	1/18/2013	25.52%	14.85%	12.81%
Class C	1/18/2013	29.50%	15.08%	12.81%
Class R2	1/18/2013	31.72%	16.13%	13.79%
Russell 1000® Growth Index (reflects no deductions for fees, expenses, or taxes)		38.49%	21.00%	17.21%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Wellington Management Company LLP serves as the Subadvisor. The individual listed below is primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Manager	Fund Service Date
Wellington Management Company LLP	Andrew J. Shilling, Senior Managing Director	Since March 2021
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $2,500 applies if you invest in Investor Class or Class C shares, $1,000 for SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. These initial investment minimum and subsequent purchase amounts also apply to Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R2 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

26

MainStay WMC Growth Fund

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

27

MainStay WMC Small Companies Fund

(formerly MainStay MacKay Small Cap Core Fund)

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None	0.50%
Other Expenses	0.20%	0.65%	0.65%	0.65%	0.20%	0.30%	0.30%	0.30%	0.12%	0.65%
Total Annual Fund Operating Expenses	1.25%	1.70%	2.45%	2.45%	1.00%	1.10%	1.35%	1.60%	0.92%	1.95%
Waivers / Reimbursements[4]	0.00%	(0.18)%	(0.18)%	(0.18)%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.18)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.25%	1.52%	2.27%	2.27%	1.00%	1.10%	1.35%	1.60%	0.92%	1.77%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.80% on assets up to $1 billion; 0.775% on assets from $1 billion to $2 billion; and 0.75% on assets over $2 billion.

4.  New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period						Class
1 Year	$ 670	$ 647	$ 230	$ 730	$ 230	$ 330	$ 102	$ 112	$ 137	$ 163	$ 94	$ 180
3 Years	$ 925	$ 992	$ 746	$ 1,046	$ 746	$ 746	$ 318	$ 350	$ 428	$ 505	$ 293	$ 595
5 Years	$ 1,199	$ 1,361	$ 1,289	$ 1,489	$ 1,289	$ 1,289	$ 552	$ 606	$ 739	$ 871	$ 509	$ 1,035
10 Years	$ 1,978	$ 2,394	$ 2,587	$ 2,587	$ 2,587	$ 2,587	$ 1,225	$ 1,340	$ 1,624	$ 1,900	$ 1,131	$ 2,260

28

MainStay WMC Small Companies Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies within the collective range of the Russell 2000® Index and Russell Microcap Index. As of December 31, 2020, companies in the Russell 2000® Index had market capitalizations ranging from $43 million to $13.4 billion and the Russell Microcap Index had market capitalizations ranging from $16.3 million to $5 billion.

The Fund may also invest up to 10% of its net assets in securities of foreign issuers. Generally, an issuer of a security is considered to be a U.S. issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), seeks to construct a broadly diversified portfolio across sectors and industries using fundamental analysis to identify a universe of undervalued and overvalued securities. The Subadvisor employs a traditional, bottom-up fundamental research approach to identify securities with potential positive inflections in business momentum (i.e., whether a company’s share price is trending up or down) that the Subadvisor believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor also seeks to minimize the Fund’s exposure to risk by diversifying the Fund’s investments over securities issued across various industries and sectors. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may consider selling a security if valuation and sentiment indicators suggest the inflection point is being embraced and/or fully valued by the market or if the investment thesis is impaired or no longer valid.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Small-Cap and Mid-Cap Stock Risk: The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of small-capitalization and mid-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than those of other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

29

MainStay WMC Small Companies Fund

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the Russell 2000® Index as its primary benchmark. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000®Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund's prior subadvisor, investment objective and principal investment strategies.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q4/2020	27.52%
Worst Quarter
Q1/2020	-33.94%

30

MainStay WMC Small Companies Fund

Average Annual Total Returns (for the periods ended December 31, 2020)

			5 Years or	10 Years or
	Inception	1 Year	Since	Since
			Inception	Inception
Return Before Taxes
Class I	1/12/1987	10.04%	7.75%	8.40%
Return After Taxes on Distributions
Class I		10.04%	6.47%	7.72%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		5.95%	5.89%	6.75%
Return Before Taxes
Class A	1/2/2004	3.76%	6.28%	7.52%
Investor Class	2/28/2008	3.41%	5.98%	7.21%
Class B	1/2/2004	3.67%	6.08%	7.02%
Class C	12/30/2002	7.63%	6.38%	7.02%
Class R1	7/31/2012	9.93%	7.63%	9.91%
Class R2	7/31/2012	9.64%	7.36%	9.64%
Class R3	2/29/2016	9.37%	8.71%	N/A
Russell 2000® Index (reflects no deductions for fees, expenses, or taxes)		19.96%	13.26%	11.20%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Wellington Management Company LLP serves as the Subadvisor. The individual listed below is primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Manager	Fund Service Date
Wellington Management Company LLP	Peter W. Carpi, Managing Director	Since March 2021
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class C or SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

31

MainStay WMC Small Companies Fund

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

32

MainStay WMC Value Fund

(formerly MainStay MAP Equity Fund)
Investment Objective

The Fund seeks long-term appreciation of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None	0.50%
Other Expenses	0.09%	0.40%	0.40%	0.40%	0.09%	0.19%	0.19%	0.19%	0.04%[4]	0.40%
Total Annual Fund Operating Expenses	1.00%	1.31%	2.06%	2.06%	0.75%	0.85%	1.10%	1.35%	0.70%	1.56%
Waivers / Reimbursements[5,6]	0.00%	(0.01)%	(0.01)%	(0.01)%	(0.05)%	0.00%	0.00%	0.00%	0.00%	(0.01)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[5,6]	1.00%	1.30%	2.05%	2.05%	0.70%	0.85%	1.10%	1.35%	0.70%	1.55%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion.

4. Based on estimated amounts for the current fiscal year.

5. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

6.  New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

33

MainStay WMC Value Fund

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period						Class
1 Year	$ 646	$ 626	$ 208	$ 708	$ 208	$ 308	$ 72	$ 87	$ 112	$ 137	$ 72	$ 158
3 Years	$ 851	$ 894	$ 645	$ 945	$ 645	$ 645	$ 235	$ 271	$ 350	$ 428	$ 224	$ 492
5 Years	$ 1,072	$ 1,181	$ 1,108	$ 1,308	$ 1,108	$ 1,108	$ 412	$ 471	$ 606	$ 739	$ 390	$ 849
10 Years	$ 1,707	$ 1,999	$ 2,197	$ 2,197	$ 2,197	$ 2,197	$ 926	$ 1,049	$ 1,340	$ 1,624	$ 871	$ 1,856
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity securities issued by companies of any size or market capitalization range. While the Fund does not limit its investments to issuers within a particular capitalization range, it generally invests in large capitalization companies (as represented by the market capitalization range of the Russell 1000® Index, which ranged from $624 million to $2.252 trillion as of December 31, 2020). The Fund may invest in securities of foreign issuers, including securities of emerging market country issuers. Generally, an issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets.

Investment Process: The Subadvisor, seeks to identify companies that are financially sound but temporarily out-of-favor, and that provide above-average potential total returns at below average valuations. The Subadvisor employs a “bottom-up” approach to investment research, and seeks to capitalize on investor behavioral biases by investing in companies with an attractive combination of valuation, quality, and capital return, and by taking a long-term view. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may sell stocks when the Subadvisor’s target price is achieved, the Subadvisor’s fundamental outlook with respect to the stock has changed, or in the event the Subadvisor believes more attractive investment alternatives exist.
Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisors may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisors may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Value Stock Risk: Value stocks may never reach what the Subadvisors believe is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

34

MainStay WMC Value Fund

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Dividend-Paying Stock Risk: The Fund’s emphasis on equity and equity-related securities that produce income or other distributions subjects the Fund to the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received by the Fund may not qualify as income for Fund investors.
Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Value Index as its primary benchmark as a replacement for the Russell 3000® Index because it believes that the Russell 1000® Value Index is more reflective of its principal investment strategies. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. The past performance in the bar chart and table prior to these dates reflects the Fund's prior subadvisor and principal investment strategies.

Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

35

Best Quarter
Q2/2020	22.20%
Worst Quarter
Q1/2020	-25.79%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	5 Years	10 Years

Return Before Taxes
Class I	1/21/1971	13.59%	13.15%	11.36%
Return After Taxes on Distributions
Class I		12.58%	11.30%	9.62%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		8.73%	10.19%	8.96%
Return Before Taxes
Class A	6/9/1999	7.07%	11.59%	10.46%
Investor Class	2/28/2008	6.73%	11.34%	10.23%
Class B	6/9/1999	7.09%	11.50%	10.03%
Class C	6/9/1999	11.12%	11.76%	10.03%
Class R1	1/2/2004	13.46%	13.03%	11.25%
Class R2	1/2/2004	13.18%	12.74%	10.97%
Class R3	4/28/2006	12.90%	12.47%	10.70%
Russell 1000 ® Value Index (reflects no deductions for fees, expenses, or taxes)		2.80%	9.74%	10.50%
Russell 3000 ® Index (reflects no deductions for fees, expenses, or taxes)		20.89%	15.43%	13.79%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Wellington Management Company LLP serves as the Subadvisor. The individual listed below is primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Manager	Fund Service Date

Wellington Management Company LLP	Adam H. Illfelder, Senior Managing Director	Since April 2021
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through

36

MainStay WMC Value Fund

omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class C or SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

37

MainStay Epoch International Choice Fund

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None	0.25%	0.50%	None	0.50%
Other Expenses	0.15%	0.41%	0.41%	0.15%	0.25%	0.25%	0.25%	0.09%	0.41%
Total Annual Fund Operating Expenses	1.20%	1.46%	2.21%	0.95%	1.05%	1.30%	1.55%	0.89%	1.71%

1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. The management fee is as follows: 0.80% on assets up to $5 billion; 0.775% on assets from $5 billion to $7.5 billion; and 0.75% on assets over $7.5 billion.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class C		Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period						Class
1 Year	$ 666	$ 641	$ 224	$ 324	$ 97	$ 107	$ 132	$ 158	$ 91	$ 174
3 Years	$ 910	$ 939	$ 691	$ 691	$ 303	$ 334	$ 412	$ 490	$ 284	$ 539
5 Years	$ 1,173	$ 1,258	$ 1,185	$ 1,185	$ 525	$ 579	$ 713	$ 845	$ 493	$ 928
10 Years	$ 1,925	$ 2,159	$ 2,355	$ 2,355	$ 1,166	$ 1,283	$ 1,568	$ 1,845	$ 1,096	$ 2,019
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio consisting mostly of foreign equity securities, which may include companies in emerging markets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in foreign equity securities. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Equity securities include common stock, depository receipts,

38

MainStay Epoch International Choice Fund

and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The Fund will normally invest in companies in at least three countries outside of the United States. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Canada, Western Europe, Asia and Australasia. The Fund may invest more than 25% of its net assets in securities of companies in each of the United Kingdom and Japan. In order to gain additional exposure to international markets, the Fund may also invest in exchange traded funds ("ETFs"), whose underlying securities are issued by international companies.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

39

MainStay Epoch International Choice Fund

Focused Portfolio Risk: Because the Fund typically invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility of the Fund’s NAVs. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer than a fund that is invested more broadly.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. These risks are heightened for fixed-income instruments because of the current low interest rate environment.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, such as the United Kingdom or Japan, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to short sell certain securities, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such right or warrant.

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based

40

MainStay Epoch International Choice Fund

securities market index. The Fund has selected the MSCI EAFE® Index (Net) as its primary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the bar chart and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	15.23%
Worst Quarter
Q1/2020	-21.90%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	5 Years	10 Years

Return Before Taxes
Class I	12/31/1997	7.86%	7.21%	5.02%
Return After Taxes on Distributions
Class I		7.83%	6.94%	4.79%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		4.92%	5.83%	4.18%
Return Before Taxes
Class A	9/1/2006	1.67%	5.74%	4.13%
Investor Class	4/29/2008	1.42%	5.52%	3.95%
Class C	9/1/2006	5.53%	5.87%	3.74%
Class R1	9/1/2006	7.77%	7.11%	4.92%
Class R2	9/1/2006	7.48%	6.84%	4.63%
Class R3	9/1/2006	7.23%	6.56%	4.36%
MSCI EAFE® Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		7.82%	7.45%	5.51%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Epoch Investment Partners, Inc. serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

41

MainStay Epoch International Choice Fund

Subadvisor	Portfolio Managers	Fund Service Date
Epoch Investment Partners, Inc.	Michael A. Welhoelter, Managing Director & Co-Chief Investment Officer	Since 2017
	William J. Booth, Managing Director & Co-Chief Investment Officer	Since 2017
	Glen Petraglia, Managing Director	Since 2018
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class C or SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

42

MainStay MacKay International Equity Fund

Investment Objective

The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None	0.50%
Other Expenses	0.26%	0.61%	0.61%	0.61%	0.26%	0.36%	0.36%	0.36%	0.13%	0.61%
Total Annual Fund Operating Expenses	1.40%	1.75%	2.50%	2.50%	1.15%	1.25%	1.50%	1.75%	1.02%	2.00%
Waivers / Reimbursements[4]	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.30)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.21%	1.56%	2.31%	2.31%	0.85%	1.06%	1.31%	1.56%	0.83%	1.81%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.89% on assets up to $500 million and 0.85% on assets over $500 million.

4. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class I, 0.85% and Class R6, 0.83%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class R6 shares waiver/reimbursement to the Class A, Investor Class, Class B, Class C, Class R1, Class R2, Class R3 and SIMPLE Class shares. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period						Class
1 Year	$ 667	$ 651	$ 234	$ 734	$ 234	$ 334	$ 87	$ 108	$ 133	$ 159	$ 85	$ 184
3 Years	$ 951	$ 1,006	$ 760	$ 1,060	$ 760	$ 760	$ 336	$ 378	$ 455	$ 533	$ 306	$ 609
5 Years	$ 1,257	$ 1,385	$ 1,313	$ 1,513	$ 1,313	$ 1,313	$ 604	$ 668	$ 800	$ 931	$ 545	$ 1,060
10 Years	$ 2,122	$ 2,444	$ 2,637	$ 2,637	$ 2,637	$ 2,637	$ 1,371	$ 1,495	$ 1,774	$ 2,047	$ 1,231	$ 2,312

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MainStay MacKay International Equity Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in those companies that meet the quality and valuation criteria of MacKay Shields LLC, the Fund’s Subadvisor.

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of foreign issuers. Generally, an issuer is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg. The Fund invests in securities of companies which conduct business in a variety of countries, with a minimum of five countries other than the United States. This includes countries with established economies as well as emerging market countries that the Subadvisor believes present favorable opportunities. The Fund may also invest in exchange-traded funds ("ETFs") to obtain this exposure or for other investment purposes.

Investment Process: The Subadvisor seeks to identify investment opportunities through “bottom-up” analysis and fundamental research. The Subadvisor performs research to identify reasonably priced companies with competitive market advantages that it believes are able to benefit from long-term market trends and that the Subadvisor believes are able to sustainably grow earnings over time regardless of economic climate. The Subadvisor may give consideration to certain environmental, social, and governance ("ESG") criteria when evaluating an investment opportunity. Allocations to countries and industries are also a result of the "bottom-up" stock selection process and, as a result, may deviate from the country and industry weightings in the Fund’s benchmark. The Fund may not perform as well as its peers or benchmark during periods when the stock market favors the securities of businesses with lower operating margins, more highly leveraged balance sheets, or more economic sensitivity.

Generally, the Fund seeks to limit its investments in securities of: (i) any one company; (ii) companies in the same industry; (iii) companies located in any one country; and (iv) companies located in emerging markets (currently limited to 25% of the Fund’s assets measured at the time of investment).

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, whether the security has approached full valuation, if the investment thesis is invalidated, if superior opportunities to redeploy exist or emerge, or if industry group or country weights or individual positions need to be adjusted.
Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Focused Portfolio Risk: Because the Fund typically invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility of the Fund’s NAVs. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer than a fund that is invested more broadly.

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MainStay MacKay International Equity Fund

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.
Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the MSCI ACWI® (All Country World Index) Ex U.S. (Net) as its primary benchmark. The MSCI ACWI® Ex U.S. (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. The Fund has selected the MSCI EAFE ®Index (Net) as secondary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

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MainStay MacKay International Equity Fund

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	19.71%
Worst Quarter
Q1/2020	-19.86%

Average Annual Total Returns (for the periods ended December 31, 2020)

			5 Years or
	Inception	1 Year	Since	10 Years
			Inception
Return Before Taxes
Class I	1/2/2004	20.96%	10.89%	6.99%
Return After Taxes on Distributions
Class I		19.71%	10.45%	6.78%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		12.90%	8.65%	5.74%
Return Before Taxes
Class A	1/3/1995	13.96%	9.33%	6.11%
Investor Class	2/28/2008	13.55%	8.94%	5.74%
Class B	9/13/1994	14.24%	9.08%	5.55%
Class C	9/1/1998	18.24%	9.34%	5.55%
Class R1	1/2/2004	20.75%	10.74%	6.87%
Class R2	1/2/2004	20.44%	10.46%	6.60%
Class R3	4/28/2006	20.14%	10.19%	6.33%
Class R6	2/28/2019	21.00%	19.76%	N/A
MSCI ACWI ® Ex U.S. Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		10.65%	8.93%	4.92%
MSCI EAFE ® Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		7.82%	7.45%	5.51%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. MacKay Shields LLC serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
MacKay Shields LLC	Carlos Garcia-Tunon, Senior Managing Director	Since 2013
	Ian Murdoch, Managing Director	Since 2017
	Lawrence Rosenberg, Managing Director	Since 2017

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MainStay MacKay International Equity Fund

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class C or SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

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MainStay WMC International Research Equity Fund

(formerly MainStay MacKay International Opportunities Fund)

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class C	Class I	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets) [2]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None	0.50%
Other Expenses[3]	0.20%	0.45%	0.45%	0.20%	0.15%	0.45%
Total Annual Fund Operating Expenses	1.20%	1.45%	2.20%	0.95%	0.90%	1.70%
Waivers / Reimbursements[4]	0.00%	0.00%	0.00%	(0.09)%	(0.04)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.20%	1.45%	2.20%	0.86%	0.86%	1.70%

1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. Restated to reflect current management fees.

3. Based on estimated amounts for the current fiscal year.

4. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 0.86% of the average daily net assets of Class I shares of Fund. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class C		Class I	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period			Class
1 Year	$ 666	$ 640	$ 223	$ 323	$ 88	$ 88	$ 173
3 Years	$ 910	$ 936	$ 688	$ 688	$ 294	$ 283	$ 536
5 Years	$ 1,173	$ 1,253	$ 1,180	$ 1,180	$ 517	$ 495	$ 923
10 Years	$ 1,925	$ 2,148	$ 2,344	$ 2,344	$ 1,158	$ 1,104	$ 2,009
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are

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MainStay WMC International Research Equity Fund

not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of foreign companies, including securities of emerging market country issuers. Generally, an issuer of a security is considered to be a foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets.

The Subadvisor seeks to develop a portfolio that is generally broadly diversified across issuers, industries, countries, and styles. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Subadvisor will invest in small, mid, and large capitalization companies and may invest in issuers that are considered to be either growth stocks or value stocks.

Investment Process: The Subadvisor allocates the portfolio’s assets across a variety of industries, selecting companies in each industry based on its proprietary research. In analyzing a prospective investment for the Fund, the Subadvisor utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may consider selling a security when it believes the stock has become overvalued relative to its underlying fundamentals, when the company does not meet the Subadvisor’s expectations or when the Subadvisor believes the underlying thesis for holding the stock has changed.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to short sell certain securities, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

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MainStay WMC International Research Equity Fund

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the MSCI ACWI® ex USA Index (Net) as a replacement for MSCI EAFE® Index (Net) as its primary benchmark because it believes that the MSCI ACWI® (All Country World Index) ex USA Index (Net) is more reflective of its principal investment strategies. The MSCI ACWI® Ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. The Fund has selected the MSCI EAFE® Index (Net) as secondary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

50

Best Quarter
Q2/2020	14.41%
Worst Quarter
Q1/2020	-24.90%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	5 Years	10 Years

Return Before Taxes
Class I	9/28/2007	1.75%	2.31%	4.48%
Return After Taxes on Distributions
Class I		1.36%	1.12%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		1.51%	1.63%	3.61%
Return Before Taxes
Class A	9/28/2007	-4.09%	0.91%	3.63%
Investor Class	2/28/2008	-4.44%	0.74%	3.47%
Class C	9/28/2007	-0.58%	1.14%	3.29%
MSCI ACWI®ex USA Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		10.65%	8.93%	4.92%
MSCI EAFE® Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		7.82%	7.45%	5.51%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Wellington Management Company LLP serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
Wellington Management Company LLP	Jonathan G. White, Managing Director	Since March 2021
	Mary L. Pryshlak, Senior Managing Director	Since March 2021
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class C or SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an

51

MainStay WMC International Research Equity Fund

agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay's systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

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MainStay Candriam Emerging Markets Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class C	Class I	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None	0.50%
Other Expenses	0.75%	0.78%	0.78%	0.79%	0.53%	0.78%
Total Annual Fund Operating Expenses	2.00%	2.03%	2.78%	1.79%	1.53%	2.28%
Waivers / Reimbursements[3]	(0.50)%	(0.50)%	(0.50)%	(0.69)%	(0.43)%	(0.50)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	1.50%	1.53%	2.28%	1.10%	1.10%	1.78%

1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. The management fee is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.

3. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 1.50%; and Class I, 1.10%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares, Class C shares and SIMPLE Class shares. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class C		Class I	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period			Class
1 Year	$ 694	$ 648	$ 231	$ 331	$ 112	$ 112	$ 181
3 Years	$ 1,097	$ 1,059	$ 815	$ 815	$ 496	$ 441	$ 664
5 Years	$ 1,525	$ 1,495	$ 1,425	$ 1,425	$ 905	$ 794	$ 1,175
10 Years	$ 2,711	$ 2,703	$ 2,893	$ 2,893	$ 2,048	$ 1,787	$ 2,577
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are

53

MainStay Candriam Emerging Markets Equity Fund

not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities or equity-related securities issued by entities in, or tied economically to, emerging markets. The Fund may invest in securities issued by entities with market capitalizations at the time of investment of $500 million or more. These securities may be denominated in U.S. or non-U.S. currencies. The Fund may also invest in exchange-traded funds (“ETFs”) to obtain this exposure or for other investment purposes. The Fund may also invest in American Depositary Receipts, Global Depositary Receipts and non-voting Depositary Receipts. Generally, an issuer is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg.

Candriam Belgium, the Fund’s Subadvisor, has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets, such as MSCI Emerging Markets Index.

The Subadvisor determines that an investment is tied economically to an emerging market if such investment satisfies either of the following conditions: (i) the issuer’s primary trading market is in an emerging market, or (ii) the investment is included in an index representative of emerging markets.

At times, the Fund might increase the relative exposure to investments in a particular region or country. The Fund may invest up to 20% of its net assets in securities that are not issued by entities in, or tied economically to, emerging markets. These investments may include equity securities, U.S. government and agency securities and short-term investments, such as cash and cash equivalents.

The Fund may also make use of derivative financial instruments for the purpose of hedging or exposure, such as futures, options, swaps, and forwards.

Investment Process: The Subadvisor seeks to create medium to longer-term capital appreciation through investments in emerging market companies that are considered to generate high, and growing, levels of profits by constructing a diversified, conviction based portfolio, aiming for consistent risk-adjusted returns greater than the MSCI Emerging Markets Index.

Investment opportunities are identified via a thematic approach combined with a bottom-up stock selection methodology based on a proprietary quantitative screening platform to identify companies with attractive profitability levels and sustainable growth trends relative to their country and/or sector. Additionally, this proprietary quantitative screening platform also seeks to limit exposure to industries which do not satisfy the Subadvisor’s environmental, social or governance (“ESG”) criteria such as certain types of extractive industries, tobacco-related industries and industries related to chemical, biological or white phosphorus weapons. Return on equity, sustainable growth at a reasonable price, earnings and earnings revisions are central to the screening. Quality and return potential of the candidate investments are validated through further fundamental stock analysis and an appropriate fit with the preferred investment themes.

Sector, currency, regional and country deviations are kept within predetermined limits relative to the MSCI Emerging Markets Index. The Subadvisor seeks to reduce risk by investing in securities of a large number of issuers.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The quantitative screening performed by the Subadvisor, and the securities selected based on the screening, may not perform as expected. The quantitative screening may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

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MainStay Candriam Emerging Markets Equity Fund

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Fund's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Fund. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

55

MainStay Candriam Emerging Markets Equity Fund

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Fund’s investments in fixed income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund's yield will fluctuate with changes in short-term interest rates.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the MSCI Emerging Markets Index (Net) as its primary benchmark. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

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MainStay Candriam Emerging Markets Equity Fund

Annual Returns, Class I Shares

(by calendar year 2018-2020)

Best Quarter
Q2/2020	25.57%
Worst Quarter
Q1/2020	-20.78%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	Since
			Inception
Return Before Taxes
Class I	11/15/2017	36.39%	9.36%
Return After Taxes on Distributions
Class I		36.37%	9.33%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		21.84%	7.44%
Return Before Taxes
Class A	11/15/2017	28.45%	7.03%
Investor Class	11/15/2017	28.43%	6.93%
Class C	11/15/2017	33.90%	8.09%
Class R6	11/15/2017	36.38%	9.33%
MSCI Emerging Markets Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		18.31%	7.42%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Candriam Belgium serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
Candriam Belgium	Jan Boudewijns, Head of Emerging Markets Equity Management	Since 2017
	Philip Screve, Senior Fund Manager	Since 2017
	Lamine Saidi, Senior Fund Manager	Since 2017
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to

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MainStay Candriam Emerging Markets Equity Fund

SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $2,500 applies if you invest in Investor Class or Class C shares, $1,000 for SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. These initial investment minimum and subsequent purchase amounts also apply to Investor Class and Class C shares purchased through AutoInvest, MainStay's systematic investment plan. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

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MainStay Epoch Capital Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class C	Class I	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None	0.50%
Other Expenses	0.16%	0.36%	0.36%	0.18%	0.17%	0.36%
Total Annual Fund Operating Expenses	1.16%	1.36%	2.11%	0.93%	0.92%	1.61%
Waivers / Reimbursements[2]	(0.01)%	0.00%	0.00%	(0.03)%	(0.02)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	1.15%	1.36%	2.11%	0.90%	0.90%	1.61%

1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.15% and Class I, 0.90%. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class C		Class I	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period			Class
1 Year	$ 661	$ 632	$ 214	$ 314	$ 92	$ 92	$ 164
3 Years	$ 897	$ 909	$ 661	$ 661	$ 293	$ 291	$ 508
5 Years	$ 1,152	$ 1,207	$ 1,134	$ 1,134	$ 512	$ 507	$ 876
10 Years	$ 1,881	$ 2,053	$ 2,250	$ 2,250	$ 1,140	$ 1,129	$ 1,911
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are

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MainStay Epoch Capital Growth Fund

not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the United States, that have a history of earning a high return on their invested capital relative to their cost of capital and that have positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of companies across all market capitalizations. Equity securities include, among others, common stocks, depositary receipts, master limited partnerships, real estate investment trusts, warrants, and rights. The Fund may invest up to 20% of its net assets in securities issued by companies in emerging markets as determined by the Fund's Subadvisor, Epoch Investment Partners, Inc., when it believes those securities represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount (ranging from 20% to 60%) of its net assets in foreign securities. Generally, an issuer is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg. The Fund will normally invest in companies in at least three countries outside of the United States. The Fund does not have any explicit limits on the weighting within any individual country or sector.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and, in the view of the Subadvisor, allocate free cash flow effectively to grow the value of the company. Free cash flow is the cash generated by a company’s operations, minus cash, taxes paid and all planned capital expenditures.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to reinvest it in a way that generates a return on investment that is greater than the firm's cost of capital.

The Subadvisor evaluates whether a company's high return on invested capital is likely to be sustainable by examining the structure of the business, the quality of management and its commitment to a sensible capital allocation policy, and the financial strength of the company. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic

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MainStay Epoch Capital Growth Fund

periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks: Natural resources sector companies, including energy companies and MLPs, are subject to risks, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. Energy companies are affected by worldwide energy prices and may suffer losses as a result of adverse changes in these prices and market volatility. Additionally, energy companies may be at risk for increased government regulation and intervention and litigation. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such right or warrant.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

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MainStay Epoch Capital Growth Fund

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the MSCI World Index (Net) as its primary benchmark. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2017-2020)

Best Quarter
Q2/2020	22.42%
Worst Quarter
Q1/2020	-15.31%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	Since
			Inception
Return Before Taxes
Class I	6/30/2016	29.79%	16.85%
Return After Taxes on Distributions
Class I		24.35%	14.66%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		21.02%	13.15%
Return Before Taxes
Class A	6/30/2016	22.34%	15.12%
Investor Class	6/30/2016	22.11%	14.90%
Class C	6/30/2016	27.22%	15.49%
MSCI World Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		15.90%	13.46%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Epoch Investment Partners, Inc. serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

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MainStay Epoch Capital Growth Fund

Subadvisor	Portfolio Managers	Fund Service Date
Epoch Investment Partners, Inc.	William W. Priest, Chief Executive Officer & Co-Chief Investment Officer	Since 2016
	Steven D. Bleiberg, Managing Director	Since 2016
	Michael A. Welhoelter, Managing Director & Co-Chief Investment Officer	Since 2016
	David J. Siino, Managing Director	Since 2016
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $2,500 applies if you invest in Investor Class or Class C shares, $1,000 for SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. These initial investment minimum and subsequent purchase amounts also apply to Investor Class and Class C shares purchased through AutoInvest, MainStay's systematic investment plan. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

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MainStay Epoch Global Equity Yield Fund

Investment Objective

The Fund seeks a high level of income. Capital appreciation is a secondary investment objective.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class C	Class I	Class R2	Class R3	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	0.25%	0.50%	None	0.50%
Other Expenses	0.19%	0.18%	0.18%	0.19%	0.29%	0.29%	0.06%	0.18%
Total Annual Fund Operating Expenses	1.14%	1.13%	1.88%	0.89%	1.24%	1.49%	0.76%	1.38%
Waivers / Reimbursements[2]	(0.05)%	0.00%	(0.04)%	(0.05)%	0.00%	0.00%	(0.02)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	1.09%	1.13%	1.84%	0.84%	1.24%	1.49%	0.74%	1.38%

1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Class A, 1.09%; Class C, 1.84%; Class I, 0.84%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class C		Class I	Class R2	Class R3	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period					Class
1 Year	$ 655	$ 609	$ 187	$ 287	$ 86	$ 126	$ 152	$ 76	$ 140
3 Years	$ 888	$ 841	$ 587	$ 587	$ 279	$ 393	$ 471	$ 241	$ 437
5 Years	$ 1,139	$ 1,091	$ 1,012	$ 1,012	$ 488	$ 681	$ 813	$ 420	$ 755
10 Years	$ 1,856	$ 1,806	$ 2,002	$ 2,002	$ 1,091	$ 1,500	$ 1,779	$ 940	$ 1,657
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

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MainStay Epoch Global Equity Yield Fund

Principal Investment Strategies

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the United States, that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations. Equity securities include common stocks and depositary receipts. The Fund may invest up to 20% of its net assets in securities issued by companies in emerging markets, as determined by the Fund's Subadvisor, Epoch Investment Partners, Inc., when it believes those securities represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign securities. Generally, an issuer is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg. The Fund will normally invest in companies in at least three countries outside of the United States. The Fund seeks a dividend yield greater than the dividend yield of the MSCI World Index.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Dividend-Paying Stock Risk: The Fund’s emphasis on equity and equity-related securities that produce income or other distributions subjects the Fund to the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received by the Fund may not qualify as income for Fund investors.

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MainStay Epoch Global Equity Yield Fund

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index, as well as a composite index. The Fund has selected the MSCI World Index (Net) as its primary benchmark. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Fund has selected the Global Equity Yield Composite Index as its secondary benchmark. The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large- and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

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MainStay Epoch Global Equity Yield Fund

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	12.04%
Worst Quarter
Q1/2020	-24.74%

Average Annual Total Returns (for the periods ended December 31, 2020)

			5 Years or	10 Years or
	Inception	1 Year	Since	Since
			Inception	Inception
Return Before Taxes
Class I	12/27/2005	-1.38%	6.29%	7.19%
Return After Taxes on Distributions
Class I		-2.13%	5.23%	6.11%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-0.44%	4.91%	5.76%
Return Before Taxes
Class A	8/2/2006	-7.05%	4.83%	6.32%
Investor Class	11/16/2009	-7.03%	4.84%	6.31%
Class C	11/16/2009	-3.27%	5.24%	6.13%
Class R2	2/28/2014	-1.79%	5.88%	4.15%
Class R3	2/29/2016	-2.01%	6.07%	N/A
Class R6	6/17/2013	-2.44%	6.15%	5.69%
MSCI World Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		15.90%	12.19%	9.87%
Global Equity Yield Composite Index (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		1.08%	8.56%	8.43%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Epoch Investment Partners, Inc. serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
Epoch Investment Partners, Inc.	Michael A. Welhoelter, Managing Director & Co-Chief Investment Officer	Since 2009
	William W. Priest, Chief Executive Officer & Co-Chief Investment Officer	Since 2009
	Kera Van Valen, Managing Director	Since 2014
	John Tobin, Managing Director	Since 2014

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MainStay Epoch Global Equity Yield Fund

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $2,500 applies if you invest in Investor Class or Class C shares, $1,000 for SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. These initial investment minimum and subsequent purchase amounts also apply to Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

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More About Investment Strategies and Risks

Information about each Fund's investment objective, principal investment strategies, investment practices and principal risks appears in the relevant summary section for each Fund at the beginning of the Prospectus. The information below describes in greater detail the principal and other investments, investment practices and risks pertinent to the Funds. Some of the Funds may use the investments/strategies discussed below more than other Funds. The Funds may be subject to risks to different degrees. Not all investments/strategies of the Funds may be described in this Prospectus. The fact that a particular risk is not identified as a principal risk for a Fund does not mean that the Fund is prohibited from investing in securities or investments that give rise to that risk.

Investment Policies and Objectives

Certain Funds have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as described in that Fund’s Principal Investment Strategies section and set forth in the Statement of Additional Information. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this requirement. To the extent a Fund invests in derivatives, such investments may be counted on a mark-to-market basis for purposes of the 80% policy. In addition, in appropriate circumstances, synthetic investments may count toward the 80% policy if they have economic characteristics similar to the other investments included in the basket. With respect to the Funds, a Fund’s policy to invest at least 80% of its assets in such a manner is “non-fundamental,” which means that it may be changed without shareholder approval. The Funds have adopted a policy to provide each Fund's shareholders with at least 60 days' prior notice of any change in the Fund’s non-fundamental investment policy with respect to investments of the type suggested by its name. For additional information, please see the SAI.

When the discussion states that a Fund invests "primarily" in a certain type or style of investment, this means that under normal circumstances the Fund will invest at least 65% of its assets, as described above, in that type or style of investment.

Certain Funds may invest their net assets in other investment companies, including exchange-traded funds that invest in similar securities to those in which the Fund may invest directly, and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the 1940 Act).

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions around the world, the risks below are heightened significantly compared to normal conditions and therefore may subject a Fund's investments and a shareholder’s investment in a Fund to reduced yield and/or income and sudden and substantial losses. The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.

Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the SAI. The following information regarding principal investment strategies and risks is provided in alphabetical order and not necessarily in order of importance.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt or Fixed-Income Securities

Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation) bonds, notes and debentures.

Some debt securities pay interest at fixed rates of return (referred to as fixed-income securities), while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

•   Credit risk: Credit risk is the risk that an issuer, guarantor, or liquidity provider of a debt security may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make

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timely principal and/or interest payments, or to otherwise honor its obligations. By purchasing a debt security, in certain circumstances, a buyer is effectively lending money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment. Actual or perceived changes in economic, social, health, financial or political conditions in general or that affect a particular type of instrument, issuer, guarantor or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity and/or value of an instrument. The value of an instrument also may decline for reasons that relate directly to the issuer, guarantor or counterparty, such as management performance, financial leverage and reduced demand for goods and services. Although credit quality ratings may not accurately reflect the true credit risk or liquidity of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult to sell the instrument at an advantageous price or time. Credit ratings assigned by rating agencies are based on a number of factors and subjective judgments and, therefore, do not necessarily represent an issuer's actual financial condition or the volatility or liquidity of the security.

•   Maturity risk: Maturity is the average expected repayment date of a Fund's portfolio, taking into account the expected final repayment dates of the securities in the portfolio. A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Fund that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Fund that holds debt securities with a shorter average maturity. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity. However, measures such as average duration may not accurately reflect the true interest rate sensitivity of a Fund's investments or its overall portfolio.

•   Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

•   Interest rate risk: A variety of factors can cause interest rates to change, including central bank monetary policies, inflation rates and general economic conditions. The value of a debt security usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up. During periods of very low or negative interest rates, a Fund's susceptibility to interest rate risk may be magnified, its yield may be diminished and its performance may be adversely affected. As of the date of this Prospectus, interest rates in the United States and many parts of the world, including certain European countries, continue to be near recent historically low levels. These levels of interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility, and may adversely affect a Fund's performance. A low or negative interest rate environment may pose additional risks to a Fund because low or negative yields on a Fund's portfolio holdings may have an adverse impact on the Fund's ability to provide a positive yield to its shareholders. Any such change in interest rates may be sudden and significant, with unpredictable effects on the financial markets and a Fund's investments. Should interest rates decrease, a Fund's investments in certain variable-rate and fixed-rate debt securities may be adversely affected.

•   Extension risk and Prepayment risk: An issuer could exercise its right to pay principal on an obligation held by a Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation may decrease, and a Fund may also suffer from the inability to reinvest in higher yielding securities. An issuer may exercise its right to redeem outstanding debt securities prior to their maturity (known as a “call”) or otherwise pay principal earlier than expected for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls or “prepays” a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment and may be required to reinvest in generally lower-yielding securities, securities with greater credit risks or securities with other, less favorable features or terms than the security in which the Fund initially invested.

Debt securities rated below investment grade by a nationally recognized statistical rating organization ("NRSRO") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a Fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential. Duration may not accurately reflect the true interest rate sensitivity of instruments held by a Fund and, in turn, a Fund's susceptibility to changes in interest rates.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps a Fund manage duration and risk, and attempts to create a more consistent return.

Depositary Receipts

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs"), Non-Voting Depositary Receipts (“NVDRs”) and other similar securities represent ownership of securities of non-U.S. issuers held in trust by a bank, exchange or similar financial institution. ADRs are denominated in U.S. dollars and trade in the

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U.S. securities markets. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. These investments may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Transactions

Derivative transactions, or “derivatives,” may include options, forwards, futures, options on futures and swap agreements. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies, commodities or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be difficult to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency, commodity or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor is incorrect about its expectations of changes to the underlying securities, interest rates, currencies, commodities, indices or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using over-the-counter (“OTC”) or bilateral derivatives, there is a risk that a Fund will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. OTC derivatives are complex and often valued subjectively, which exposes a Fund to heightened liquidity risk, mispricing and valuation risk.In the event of the bankruptcy or insolvency of a counterparty, a Fund could experience the loss of some or all of its investment in a derivative or experience delays in liquidating its positions, including declines in the value of its investment during the period in which a Fund seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Fund may also incur fees and expenses in enforcing its rights. Certain derivatives are subject to mandatory clearing and exchange-trading. Central clearing, which interposes a central clearinghouse to each participant’s derivatives position, is intended to reduce counterparty credit risk and exchange-trading is intended to increase liquidity, but neither make derivatives transactions risk-free.

In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. Investments in derivatives may increase or accelerate the amount of taxable income of a Fund or result in the deferral of losses that would otherwise be recognized by a Fund in determining the amount of dividends distributable to shareholders. Under current regulatory requirements, as series of an investment company registered with the Securities and Exchange Commission ("SEC"), the Funds must maintain reserves of liquid assets or otherwise "cover" obligations with respect to certain kinds of derivative instruments in accordance with applicable SEC guidance or staff interpretations. In addition, a Fund’s use of derivatives (including covered call options and covered put options) may (i) cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) and (ii) preclude the Fund from designating a portion of its distributions as qualified dividend income (generally taxed at long-term capital gains rates with respect to non-corporate shareholders) or as eligible for the corporate dividends received deduction that would otherwise be eligible for such designations if the Fund had not used such instruments.

Future regulatory developments may impact a Fund's ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. These or other legislative or regulatory changes may negatively impact a Fund and/or result in a change in its investment strategy. For example, in October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. In connection with the final rule, the SEC and its staff will rescind and withdraw applicable guidance and relief regarding asset segregation and coverage transactions reflected in a Fund's asset segregation and cover practices. After an eighteen-month transition period, the final rule requires a fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. These requirements may limit the ability of a Fund to invest in derivatives, short sales and similar financing transactions, limit a Fund's ability to employ certain strategies that use these instruments and/or adversely affect a Fund's performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors.

Dividend-Paying Stocks

Dividend-paying stocks may underperform the securities of other companies that do not typically produce income or other distributions. In addition, issuers of dividend-paying stock may have discretion at any time to reduce, defer, or stop paying dividends for a stated period of time. Depending upon market conditions, an income-producing stock that meets a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of a Fund to produce current income while remaining fully diversified. The distributions received by a Fund may not qualify as income for Fund investors.

Emerging Markets

The risks of foreign investments (or exposure to foreign investments) are usually much greater when they are made in (or result in exposure to) emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than

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more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience high rates of inflation and currency devaluations, which may adversely affect returns. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain emerging markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, recordkeeping and financial reporting standards and requirements comparable to those to which companies in developed countries are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. Some emerging countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets. Such government participation or other intervention may impair investment and economic growth or otherwise adversely affect a Fund's investments in these countries or regions. National policies that may limit a Fund's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other laws or restrictions applicable to investments differ from those found in more developed markets. Sometimes, they may lack, or be in the relatively early development of, legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Funds) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, a Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging market countries involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between parties in the United States and parties in emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (which themselves have increased investment risk relative to developed market countries), and, as a result, a Fund's exposure to the risks associated with investing in emerging market countries are magnified if the Fund invests in frontier market countries.

Equity Securities

Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Fund buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on domestic stock exchanges, foreign stock exchanges, or in the over-the-counter market. There are many different types of equity securities, including (without limitation) common stocks, preferred stocks, ADRs, and real estate investment trusts.

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

•   Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

•   Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

•   Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Fund's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

ESG Considerations

With respect to certain Funds, the following Subadvisors generally give consideration to environmental, social, and/or governance (“ESG”) criteria when evaluating investment opportunities for those Funds, consistent with each Fund's investment objective and Principal Investment Strategies. Certain criteria that may be used by these Subadvisors are described below. The application of ESG criteria may result in a Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than the Fund's benchmark or other funds and strategies in the Fund's peer group that

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do not take into account ESG criteria. In addition, sectors and securities of companies that meet the ESG criteria may shift into and out of favor depending on market and economic conditions. The consideration of ESG criteria may adversely affect a Fund's performance.

•   Candriam Belgium S.A. (“Candriam”): Candriam may give consideration to ESG criteria such as sector, currency, region, number of securities, certain types of extractive industries, tobacco-related industries and industries related to chemical, biological or white phosphorus weapons.

•   Epoch Investment Partners, Inc. (“Epoch”): Epoch may give consideration to ESG criteria including, but not limited to, climate change and carbon footprint, and corporate governance practices, such as board expertise, risk oversight, and renumeration.

•   MacKay Shields LLC (“MacKay Shields”): MacKay Shields may give consideration to ESG criteria including, but not limited to, climate change, sustainability, energy resources & management, job creation/employee relations, human rights, health and safety, transparency/disclosures, board expertise, audit practices, transparency and accountability.

•   Wellington Management Company LLP (“Wellington”): Wellington may give consideration to ESG criteria including, but not limited to, climate mitigation and resilience, corporate culture, as well as executive compensation and senior-level succession planning.

•   Winslow Capital Management, LLC (“Winslow”): Winslow may give consideration to ESG criteria including, but not limited to, impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

Exchange-Traded Funds (“ETFs”)

To the extent a Fund may invest in securities of other investment companies, it may invest in shares of ETFs, including ETFs advised by affiliates of New York Life Investments. ETFs are investment companies that trade like stocks. The price of an ETF is derived from and based upon the securities held by the ETF. However, like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on a Fund's investment in ETFs. In addition, an actual trading market may not develop for an ETF’s shares and the listing exchange may halt trading of an ETF’s shares. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Fund will indirectly bear its proportionate share of management fees and other expenses that are charged by an ETF in addition to the management fees and other expenses paid by a Fund. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. A Fund may from time to time invest in ETFs, primarily as a means of gaining exposure for its portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Fund or where access to a local market is restricted or not cost effective. In addition, an index-based ETF may not exactly replicate the performance of the index it seeks to track for a number of reasons, such as operating expenses, transaction costs and imperfect correlation between the performance of the ETF’s holdings and that of the index.

A Fund may invest in ETFs, among other reasons, to gain broad market, sector or asset class exposure, including during periods when it has large amounts of uninvested cash or when the Manager or Subadvisor believes share prices of ETFs offer attractive values, subject to any applicable investment restrictions in the Prospectus and the SAI.

Financial Sector Risk

To the extent a Fund invests in financial services firms, it is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in the financial sector. Investments in the financial sector may be adversely affected by regulatory changes, interest rate movements, the availability of capital, the cost of borrowing, the rate of debt defaults, increased competition, and adverse conditions in other related markets.

Foreign Securities and Currencies

Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg. The issuer’s “country of risk” is determined based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Although a Fund will generally rely on an issuer’s “country of risk,” as determined by Bloomberg when categorizing securities as either U.S. or foreign-based, it is not required to do so. Foreign securities may be more difficult to sell than U.S. securities. Foreign securities may be domiciled in the United States and traded on a U.S. market, but possess elements of foreign risk. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders and, as a result, a Fund may have limited or no legal recourse with respect to foreign securities. In addition, investments in emerging market countries present unique and greater risks than those presented by

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investments in countries with developed securities markets and more advanced regulatory systems. For example, some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries.  The Asia-Pacific region has historically been highly dependent on global trade and the growth, development and stability of the region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. See “Emerging Markets” above.

Many of the foreign securities in which the Funds invest are denominated or quoted in a foreign currency. A decline in value of a currency will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. However, a Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar and inflation may adversely affect a Fund's investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. A Subadvisor may seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies of a Fund's assets allocated to the subadvisor(s) by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. However, these transactions and techniques may not always work as intended, and in certain cases a Fund may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Futures Transactions

A Fund may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Fund may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Fund’s ability to invest in foreign currencies, a Fund may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Subject to compliance with applicable rules and restrictions, a Fund also may enter into futures contracts traded on foreign futures exchanges.

A Fund may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Fund's securities. A Fund may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's securities being hedged, even if the hedging vehicle closely correlates with the Fund’s investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Fund will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Geographic Focus Risk

Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, economic, political, regulatory, geopolitical and other conditions. These conditions include anticipated or actual government budget deficits or other financial difficulties, levels of inflation and unemployment, fiscal and monetary controls, tax policy and political and social instability. A Fund's performance will be particularly susceptible to the conditions in the countries or regions to which it is significantly exposed. For example, a Fund's investments in Japan may be subject to additional risks, including those associated with an aging and declining population, which contributes to the increasing cost of Japan’s pension and public welfare system and makes the economy more dependent on foreign trade. Additionally, Japan is prone to natural disasters, such as earthquakes and tsunamis.

Additionally, a Fund's investments in the United Kingdom subject the Fund to additional risks. For example, the United Kingdom is a substantial trading partner of the United States and other European countries, and, as a result, the British economy may be impacted by adverse changes to the economic health of the United States and other European countries. In addition, on January 31, 2020, the United Kingdom officially withdrew from the EU (known as “Brexit”), and on December 30, 2020, the United Kingdom and the EU signed a trade agreement, which remains subject to approval by the EU Parliament. Brexit may have a negative impact on the economy and currency of the United Kingdom, including increased volatility and illiquidity and potentially lower economic growth.

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Growth Stocks

Certain Funds may invest in equity securities of companies that their Subadvisors believe will experience relatively rapid earnings growth. Such "growth stocks" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Investments in Other Investment Companies

A Fund may invest in other investment companies, including mutual funds, closed-end funds, and ETFs.

A Fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. A Fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a Fund's objective and investment program. A Fund generally will directly bear its proportionate share of the management fees and other expenses that are charged by other investment companies, which also may be advised by the Manager or its affiliates, in addition to the management fees and other expenses paid by the Fund.

The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund's performance. In addition, because listed closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual listed NAV of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Lending of Portfolio Securities

A Fund may lend its portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Funds' Board. In determining whether to lend securities, the Manager or the Subadvisors or its/their agent will consider relevant facts and circumstances, including the creditworthiness of the borrower. Securities lending involves the risk that a Fund may lose money in the event that the borrower fails to return the securities to the Fund in a timely manner or at all. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities or in the event that the borrower fails to provide additional collateral as needed to ensure the loan is fully collateralized. A Fund may also not experience the returns expected with the investment of cash collateral. Furthermore, as with other extensions of credit, a Fund could lose its rights in the collateral should the borrower fail financially. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to a Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Fund.

Liquidity and Valuation Risk

Certain Funds are subject to liquidity and valuation risk. Liquidity risk is the risk that a Fund could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. Liquidity risk exists when particular investments are difficult to sell, possibly preventing a Fund from selling the investments at an advantageous time or price. Liquidity risk may also exist because of unusual market conditions, government intervention, political, social, health, economic or market developments, unusually high volume of redemptions, or other reasons. To meet redemption requests, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. The liquidity of any Fund investment may change significantly over time as a result of market, economic, trading, issuer-specific and other factors.

Valuation risk refers to the potential that the sales price a Fund could receive for any particular investment may differ from the Fund’s valuation of the investment. Valuation of a Fund’s investments may be difficult, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology that produces an estimate of the fair value of the security/instrument, which are based on good faith, subjective judgments, and available information. Such valuations may prove to be inaccurate. Where no clear or reliable indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid investments may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Fund's NAV. In addition, the value of illiquid investments that subsequently become liquid may increase, positively affecting the Fund's NAV. A Fund (or the Manager or Subadvisor) may rely on various sources of information to value investments and calculate NAVs. A Fund may obtain pricing information from third parties that are believed to be reliable. In certain cases, this information may be unavailable or this

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information may be inaccurate because of errors by the third parties, technological issues, an absence of current market data, or otherwise. These cases increase the risks associated with fair valuation.

Performance attributable to variations in liquidity are not necessarily an indication of future performance. For more information on fair valuation, please see "Fair Valuation and Portfolio Holdings Disclosure."

Market Capitalization Risk

To the extent a Fund invests in securities issued by small-, mid-, or large-cap companies, it will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization underperform other types of investments, a Fund's performance could be adversely impacted.

Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. In addition, securities of small-cap and mid-cap companies may trade in an over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Smaller capitalization companies frequently rely on narrower product lines, niche markets, limited financial resources, a few key employees and inexperienced management. Smaller capitalization companies have more speculative prospects for future growth, sustained earnings and market share than larger companies and may be more vulnerable to adverse business or market developments. Accordingly, it may be difficult for a Fund to sell small-cap securities at a desired time or price. Generally, the smaller the company, the greater these risks become. Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.

Market Risk

The value of a Fund's investments may fluctuate and/or decline because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Changes in these markets may be rapid and unpredictable. Fluctuations in the markets generally or in a specific industry or sector may impact the securities in which a Fund invests. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of a Fund’s shares. Market changes may impact equity and fixed income securities in different and, at times, conflicting manners. A Fund potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Manager or a Subadvisor believes represent an attractive opportunity or in which a Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities sought by the Manager or the Subadvisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Political and diplomatic events within the United States and abroad, such as the U.S. budget and deficit reduction plan and trade tensions, has in the past resulted, and may in the future result, in developments that present additional risks to a Fund's investments and operations. Geopolitical and other events, such as war, acts of terrorism, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments. Stocks of large capitalization issuers that are included as components of indices replicated by passively-managed funds may be particularly susceptible to declines in value, including declines in value that are not believed to be representative of the issuer’s fundamentals, due to market and investor reactions to such events. Additional and/or prolonged geopolitical or other events may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Any such market, economic and other disruptions could also prevent a Fund from executing its investment strategies and processes in a timely manner.

Multiple Manager Risk

Certain Funds' assets are managed by multiple Subadvisors. A Fund’s performance relies on the Manager’s selection and monitoring of the Subadvisors as well as how the Fund’s assets are allocated among those Subadvisors. Performance will also depend on each Subadvisor’s skill in implementing their respective strategy or strategies. While the Manager will monitor the overall management of a Fund, each Subadvisor makes independent investment decisions. The investment styles and strategies of a Fund’s Subadvisors may not complement each other as expected by the Manager, and the decisions made by one Subadvisor may conflict with decisions made by one or more other Subadvisors, both of which could adversely affect the performance of the Fund. The Manager may experience conflicts

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of interest in its selection of Subadvisors for a Fund. One or more Subadvisors to a Fund may underperform the market generally and may underperform other subadvisors that the Manager could have selected.

The multi-manager approach may also cause a Fund to invest a substantial percentage of its assets in certain types of securities, causing the exposure to a given region, country, industry or investment style to unintentionally be smaller or larger than if the Fund had a single Subadvisor, which could increase the Fund’s concentration of risk. The Manager may influence a Subadvisor in terms of its management of a portion of a Fund’s assets, including hedging practices, investment exposure and risk management.

A multi-manager approach may also cause a Fund's portfolio turnover rate to be greater than the portfolio turnover rate of a single manager Fund, which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transaction costs.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right, but not the obligation, to buy from (call) or sell to (put) the seller (writer) of the option the security, currency, index or futures contract underlying the option at a specified exercise price at a certain time or times during the term of the option, depending on the terms of the option. If the Manager or a Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. An investment in options may be subject to greater fluctuation than an investment in the underlying index or instrument itself. To the extent that a Fund writes or sells put options, the Fund could experience substantial losses in instances where the option's underlying index or instrument decreases below the exercise price of the written option. To the extent that a Fund writes or sells call options, the Fund could experience substantial losses in instances where the option's underlying index or instrument increases above the exercise price of the written option. Writing (selling) hedged options limits the opportunity to profit from changes in the market value of underlying indexes or instruments in exchange for up-front cash (the premium) at the time of selling the option.

Portfolio Management Risk

The investment strategies, practices and risk analysis used by a Subadvisor may not produce the desired results. In addition, a Fund may not achieve its investment objective, including during periods in which a Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. A Subadvisor may be incorrect in its assessment of a particular security or market trend, which could result in a loss to the Fund. A Subadvisor's judgment about whether securities acquired by the Fund will increase or decrease in value may prove to be incorrect, and the value of these securities could change unexpectedly.

A quantitative model or algorithm (“quantitative tool”) used by a Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. A quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of the quantitative tool (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data.

Real Estate Investment Trusts ("REITs")

REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency. REITs are also susceptible to the risks associated with the types of real estate investments they own and adverse economic or market events with respect to these securities and property types (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed-property types). A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), or could fail to maintain its exemption from registration under the 1940 Act. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences.

Regulatory Risk

Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments, and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing a Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to a Fund's investment practices. Certain regulatory authorities may also prohibit or restrict the ability of a Fund to engage in certain derivative transactions or short-selling of certain securities. Although there continues to be uncertainty about the full impact of these and other regulatory changes, a Fund may be subject to a more complex regulatory framework, and incur additional costs to comply with new requirements as well as to monitor for compliance with any new requirements going forward.

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At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of a Fund. Legislation or regulation may change the way in which a Fund is regulated. Neither the Manager nor a Subadvisor can predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect a Fund's ability to achieve its respective investment objective. A Fund's activities may be limited or restricted because of laws and regulations applicable to the Manager, the Subadvisor or the Fund.

Restricted Securities

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws or the terms of the security. The principal risk of investing in restricted securities is that a Fund may be limited or prevented by law or the terms of the security from selling the security and, as a result, the Fund may be unable to dispose of the security at an advantageous time or price. In addition, there is no assurance that a trading market will develop or exist for a restricted security, which also may result in difficulties in selling the security.

Rights and Warrants

A Fund may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, a Fund will lose its entire investment in such right or warrant.

Short Selling

If a security sold short increases in price, a Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero. A Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. A Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

When borrowing a security for delivery to a buyer, a Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances, the Fund may not be able to substitute or sell the pledged collateral. Additionally, a Fund must maintain sufficient liquid assets (less any additional collateral held by or pledged to the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

By investing the proceeds received from selling securities short, a Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase a Fund's exposure to long equity positions and make any change in a Fund's NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that a Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful or that it will produce a higher return on an investment.

Swap Agreements

Certain Funds may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether the use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices, currency exchange rates and market conditions. In addition, swap agreements entail the risk that a party will default on its payment obligations to a Fund. For example, credit default swaps can result in

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losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, is intended to reduce counterparty credit risk. Exchange-trading is expected to decrease illiquidity risk and increase transparency because prices and volumes are posted on the exchange. But central clearing and exchange-trading do not make swap transactions risk-free. Because they are two-party contracts and because they may have terms of greater than seven days, certain swaps may be considered to be illiquid. There is a risk that the other party could go bankrupt and a Fund would lose the value of the security or other consideration it should have received in the swap. A Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer of credit protection in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement, which can result in the seller incurring a loss substantially greater than the amount invested in the swap. A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A Fund's use of total return swap agreements will subject the Fund to the risks applicable to swap agreements discussed herein, and a Fund may be adversely affected by its use of total return swaps, if any. For additional information on swaps, see "Derivative Transactions" above. Also, see the "Tax Information" section in the SAI for information regarding the tax considerations relating to swap agreements.

Tax Risk

Certain Fund investments and investment strategies, including transactions in options and futures contracts, may be subject to special and complex federal income tax provisions, the effect of which may be, among other things: (i) to disallow, suspend, defer or otherwise limit the allowance of certain losses or deductions; (ii) to accelerate income to the Fund; (iii) to convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); and/or (iv) to produce income that will not qualify as good income under the gross income requirements that must be met for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Furthermore, to the extent that any futures contract or option on a futures contract held by the Fund is a “Section 1256 contract” under Section 1256 of the Internal Revenue Code, the contract will be marked to market annually, and any gain or loss will be treated as 60% long-term and 40% short-term, regardless of the holding period for such contract. Section 1256 contracts may include Fund transactions involving call options on a broad-based securities index, certain futures contracts and other financial contracts.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions or abnormal circumstances (such as large cash inflows or anticipated large redemptions), each Fund may, for temporary defensive purposes or for liquidity purposes (which may be for a prolonged period), invest outside the scope of its principal investment strategies. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such conditions, each Fund may also invest without limit in cash, money market securities or other investments.

In unusual market conditions, the MainStay MacKay International Equity Fund may invest all or a portion of its assets in equity securities of U.S. issuers, investment grade notes and bonds, and cash and cash equivalents.

Value Stocks

Certain Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value stocks" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value stocks is that they may never reach what a Fund's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's stock may decline or may not approach the value that the portfolio manager anticipates.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. There is a risk that the security could be worth less when it is issued than the price a Fund agreed to pay when it made the commitment. Similarly, a Fund may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

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Zero Coupon and Payment-in-Kind Bonds

Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest typical of other types of debt securities. Certain Funds may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to a Fund on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

In addition, there may be special tax considerations associated with investing in high-yield/high-risk bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security's maturity or payment date. As a result, the amounts that have accrued each year are required to be distributed to shareholders and such amounts will be taxable to shareholders. Additionally, a Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Additional Investments and Non-Principal Risks

In addition to the principal investments described above, the Funds may also invest or engage in, or be subject to risks associated with, the following:

Closed-End Funds

Certain Funds may invest in shares of closed-end funds. Closed-end funds are investment companies that generally do not continuously offer their shares for sale. Rather, closed-end funds typically trade on a secondary market, such as the New York Stock Exchange (“Exchange”) or the NASDAQ Stock Market, Inc. ("NASDAQ"). Listed closed-end funds are subject to management risk because the adviser to the closed-end fund may be unsuccessful in meeting the closed-end fund’s investment objective. Moreover, investments in a closed-end fund generally reflect the risks of the closed-end fund's underlying portfolio of securities. Closed-end funds may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to their purchase by a Fund. Closed-end funds may trade infrequently and with small volume, which may make it difficult for a Fund to buy and sell shares. Closed-end funds are subject to management fees and other expenses that may increase their cost versus the costs of directly owning the underlying securities. Since closed-end funds may trade on exchanges, a Fund may also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.

Increase in Expenses Risk

The actual costs of investing in a Fund may be higher than the expenses shown in “Total Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, as a result of redemptions or otherwise, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Initial Public Offerings ("IPOs")

IPO share prices are frequently volatile due to factors such as the absence of a prior public market for the shares, unseasoned trading in the shares, the small number of shares available for trading and limited information about the issuer’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Investments in IPO shares, which are subject to market risk and liquidity risk, involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may have a magnified impact on the performance of a Fund with a small asset base. The impact of the investments in IPO shares on a Fund's performance will likely decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. A Fund may hold IPO shares for a very short period of time, which may increase the Fund’s portfolio turnover and expenses, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Large Investments or Redemptions by Shareholders

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Fund's performance if the Fund was required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund's transaction costs. Certain shareholders, including clients or affiliates of the Manager and/or other funds managed by

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the Manager or its affiliates, may from time to time own or control a significant percentage of a Fund’s shares. Redemptions by these shareholders of their shares of that Fund may further increase the Fund’s liquidity risk and may otherwise adversely impact the Fund. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients and other shareholders whose buy-sell decisions are controlled by a single decision-maker. These investments or redemptions may also increase the Funds' liquidity risk. For more information, please see “Liquidity and Valuation Risk.”

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Fund may purchase. A Participation in a novation of a corporate loan involves a Fund assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Fund may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case the Fund may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Fund may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Fund must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Fund must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Fund and the co-lender.

A Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults. Participations are subject to risks generally associated with debt securities; however, Participations may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. A Fund may be in possession of material non-public information about a borrower or issuer as a result of its ownership of a Participation or security of such borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, a Fund may be unable to enter into a transaction in a loan or security of such a borrower or issuer when it would otherwise be advantageous to do so.

Master Limited Partnerships ("MLPs")

Certain Funds may invest no more than 25% of their total assets in MLPs that are qualified publicly traded partnerships under the Internal Revenue Code. MLPs are limited partnerships in which ownership interests are publicly traded and are operated under the supervision of one or more general partners. Investments in MLPs carry many of the risks inherent in investing in a partnership. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP. Limited partners may also have more limited control and limited rights to vote on matters affecting the MLP.

The anticipated benefits to be derived from a Fund's MLP investments will principally depend on the MLPs being treated as partnerships for U.S. federal income tax purposes. Partnerships generally are not subject to U.S. federal income tax at the partnership level. Rather, each partner is allocated and is generally subject to U.S. federal income tax on its share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business activities of a given MLP could result in the MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to entity-level U.S. federal income tax (as well as state and local taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by a Fund was treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of an investment in the Fund and lower income earned by the Fund. To the extent a distribution received by a Fund from an MLP equity security is treated as a return of capital, the Fund’s adjusted tax basis in the MLP equity security would be reduced by the amount of such distribution, which ultimately could result in an increase in an amount of income or gain (or decrease in the amount of loss) recognized by the Fund for tax purposes upon the sale or other disposition of such MLP equity security. Furthermore, any return of capital distributions received from an MLP equity security may require a Fund to restate the character of distributions made by the Fund as well as amend any previously issued shareholder tax reporting information.

MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in these sectors of the economy could have an adverse impact on a Fund invested in MLPs. At times, the performance of securities of companies in these sectors of the economy may lag the performance of other sectors or the broader market as a whole.

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Operational and Cyber Security Risk

The Funds are exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of a Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures. Additionally, a Fund and its service providers are susceptible to risks resulting from breaches in cyber security, including the theft, corruption, destruction or denial of access to data maintained online or digitally, denial of service on websites and other disruptions. Successful cyber security breaches may adversely impact a Fund and its shareholders by, among other things, interfering with the processing of shareholder transactions, impacting the Fund’s ability to calculate its NAV, causing the release of confidential shareholder or Fund information, impeding trading, causing reputational damage and subjecting a Fund to fines, penalties or financial losses. The Funds seek to reduce these operational and cyber security risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to their trading strategies, certain Funds may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in the relevant summary sections for each Fund and the Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. A Fund with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which Fund shareholders will pay taxes, even if such shareholders do not sell any shares by year-end).

Repurchase Agreements

Certain Funds may enter into repurchase agreements with certain sellers in accordance with guidelines adopted by the Board. A repurchase agreement is an instrument under which a Fund acquires a security and the seller agrees, at the time of the sale, to repurchase the security at an agreed upon time and price. A Fund's use of repurchase agreements is generally intended to be a means for the Fund to earn income on uninvested cash, but there is no guarantee that a repurchase agreement will provide income.

Repurchase agreements subject a Fund to counterparty risks, including the risk that the seller of the underlying security will become bankrupt or insolvent before the date of repurchase or otherwise will fail to repurchase the security as agreed, which could cause losses to the Fund. If the seller defaults on its obligations under the agreement, the Fund may incur costs, lose money or suffer delays in exercising its rights under the agreement. If the seller fails to repurchase the underlying instruments collateralizing the repurchase agreement, the Fund may lose money. The credit, liquidity and other risks associated with repurchase agreements are heightened when a repurchase agreement is secured by collateral other than cash or U.S. government securities.

Risk Management Techniques

Various techniques can be used to increase or decrease a Fund’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Fund's portfolio of investments. For example, to gain exposure to a particular market, a Fund may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Technology Stock Risk

Investments in technology companies may be subject to various risks, including risks relating to falling prices and profits, competition from new domestic and international market entrants, difficulty in obtaining financing and general economic conditions. In addition, the products of technology companies may face obsolescence associated with rapid technological developments and innovation, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. The profitability of technology companies, and a Fund’s investment in such companies, may be particularly vulnerable to changing market demand, research and development costs and availability and price of components and related commodities, which may be influenced or characterized by unpredictable factors. In addition, technology stocks historically have experienced unusually wide price swings, thus potentially causing a Fund’s performance to be more volatile than a fund not invested in technology companies.

U.S. Government Securities Risk

There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie Mac"), although chartered or sponsored by

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an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Other information about the Funds:

Information Regarding Standard & Poor's ®

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. The MainStay MacKay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

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Shareholder Guide

The following pages are intended to provide information regarding how to buy and sell shares of the MainStay Funds and certain other information designed to help you understand the costs and certain other considerations associated with buying, holding and selling your MainStay Fund investments. Not all of the MainStay Funds discussed below are offered in this Prospectus. Furthermore, certain share classes are not available for all MainStay Funds or to all investors and may be offered through a separate prospectus.

The information described in this Shareholder Guide is available free of charge by calling toll-free 800-624-6782 or by visiting our website at newyorklifeinvestments.com. The information contained in or otherwise accessible through the MainStay website does not form part of this Prospectus. For additional details, please contact your financial adviser or the MainStay Funds free of charge by calling toll-free 800-624-6782.

Please note that shares of the MainStay Funds are generally not available for purchase by foreign investors, except to certain qualified investors. The MainStay Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains in a check mailed to any investor who becomes a non-U.S. resident; (ii) redeem shares and close the account of an investor who becomes a non-U.S. resident; and (iii) redeem shares and close the account of an investor in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by that investor or any other individual associated with that account.

SIMPLE IRA Plan accounts and certain other retirement plan accounts may not be eligible to invest in certain MainStay Funds.

The following terms are used in this Shareholder Guide:

•   "MainStay Asset Allocation Funds" collectively refers to the MainStay Conservative Allocation Fund, MainStay Equity Allocation Fund, MainStay Growth Allocation Fund and MainStay Moderate Allocation Fund.

•   "MainStay Epoch Funds" collectively refers to the MainStay Epoch Capital Growth Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay Epoch Global Equity Yield Fund.

•   “MainStay ETF Asset Allocation Funds” collectively refers to the MainStay Conservative ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Moderate ETF Allocation Fund.

•   “MainStay Funds” collectively refers to each mutual fund managed by New York Life Investment Management LLC.

•   "MainStay International/Global Equity Funds" collectively refers to the MainStay Candriam Emerging Markets Equity Fund, MainStay CBRE Global Infrastructure Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay MacKay International Equity Fund and MainStay WMC International Research Equity Fund.

•   "MainStay Mixed Asset Funds" collectively refers to the MainStay Balanced Fund, MainStay Income Builder Fund and MainStay MacKay Convertible Fund.

•   “MainStay Tax-Exempt Funds” collectively refers to the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund and MainStay MacKay Tax Free Bond Fund.

•   "MainStay Taxable Bond Funds" collectively refers to the MainStay Candriam Emerging Markets Debt Fund, MainStay Floating Rate Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Strategic Bond Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay Money Market Fund and MainStay Short Term Bond Fund.

•   "MainStay U.S. Equity Funds" collectively refers to the MainStay CBRE Real Estate Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay MacKay S&P 500 Index Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund.

•   The Board of Trustees of MainStay Funds Trust and the Board of Trustees of The MainStay Funds are collectively referred to as the "Board."

•   The Investment Company Act of 1940, as amended, is referred to as the "1940 Act."

•   New York Life Investment Management LLC is referred to as the "Manager" or "New York Life Investments."

•   New York Life Insurance Company is referred to as "New York Life."

•   NYLIM Service Company LLC is referred to as the "Transfer Agent" or "NYLIM Service Company."

•   NYLIFE Distributors LLC, the MainStay Funds’ principal underwriter and distributor, is referred to as the "Distributor" or "NYLIFE Distributors."

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•   The New York Stock Exchange is referred to as the "Exchange."

•   Net asset value is referred to as "NAV."

•   The Securities and Exchange Commission is referred to as the "SEC."

•   Automated Clearing House, the electronic process by which shares may be purchased or redeemed, is referred to as “ACH.”

BEFORE YOU INVEST — DECIDING WHICH CLASS OF SHARES TO BUY

The MainStay Funds offer Investor Class, Class A, A2, C, C2, I, R1, R2, R3, R6 and SIMPLE Class shares, as applicable. Each share class may not currently be offered by each MainStay Fund or through your financial intermediary and may be offered through a separate prospectus. Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Each share class of a MainStay Fund represents an interest in the same portfolio of securities, has the same rights and is identical in all respects to the other classes (unless otherwise disclosed in this Shareholder Guide or as set forth in the MainStay Funds’ multiple class plan adopted pursuant to Rule 18f-3 under the 1940 Act), except that, to the extent applicable, each class also bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from its investor base. In addition, each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon the number of shares of a MainStay Fund you choose to purchase, how you wish to purchase shares of a MainStay Fund and the MainStay Fund in which you wish to invest, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should consider and discuss with your financial adviser. Important factors you may wish to consider include, among others:

•   how much you plan to invest;

•   how long you plan to hold your shares;

•   the fees (e.g., sales charge) and total expenses associated with each class of shares; and

•   whether you qualify for any reduction or waiver of the sales charge, if any, as discussed below in the section “Sales Charge Reductions and Waivers” and in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

The MainStay Funds, the Distributor and the Transfer Agent do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. A shareholder transacting in (or holding) Fund shares through an intermediary should carefully review the fees and expenses charged by the intermediary relating to holding and transacting in Fund shares. These fees and expenses, including commissions, may vary by intermediary and customers of certain intermediaries are eligible only for the sales charge reductions or waivers set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. As a result, a shareholder purchasing or redeeming Fund shares through an intermediary may incur higher or lower costs than a shareholder purchasing or redeeming Fund shares through another intermediary or directly with the MainStay Funds. You may be required to pay a commission or other transaction charge to your financial intermediary when buying or selling shares of a share class that has no initial sales charge, contingent deferred sales charge, or asset-based fee for sales or distribution, such as Class I or Class R6 shares. These commissions or transaction charges are not reflected in the fee and expense table or expense examples for the share classes. The Funds make available other share classes that have different fees and expenses, which are disclosed and described in this Prospectus. Please contact your financial intermediary for more information on commissions or other transaction charges applicable to the purchase or redemption of shares of the Funds.

As with any business, operating a mutual fund involves costs. There are regular operating costs, such as investment advisory fees, distribution expenses, and custodial, transfer agency, legal and accounting fees, among others. These operating costs are typically paid from the assets of a MainStay Fund, and thus, all investors in the MainStay Fund (or share class, if applicable) indirectly share such costs. The expenses for each MainStay Fund are presented in the Funds’ respective Prospectuses in the tables entitled, "Fees and Expenses of the Fund," under the heading, "Annual Fund Operating Expenses." As the fee and expense tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, such as distribution and/or service (12b-1) fees, the fees payable for transfer agency services or certain other expenses, the costs are typically allocated differently among the share classes or among groups of share classes.

In addition to the direct expenses that a MainStay Fund bears, MainStay Fund shareholders indirectly bear the expenses of the other funds in which the MainStay Fund invests ("Underlying Funds"), where applicable. The tables entitled "Fees and Expenses of the Fund" reflect a MainStay Fund's estimated indirect expenses from investing in Underlying Funds based on the allocation of the MainStay Fund's assets among the Underlying Funds (if any) during the MainStay Fund's most recent fiscal year. These expenses may be higher or lower over time depending on the actual investments of the MainStay Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

In some cases, the Total Annual Fund Operating Expenses reflected in the tables entitled "Fees and Expenses of the Fund" may differ in part from the amounts shown in the Financial Highlights section of the applicable Prospectuses, which reflect only the operating

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expenses of a MainStay Fund for its prior fiscal year and do not include the MainStay Fund's share of the fees and expenses of any Underlying Fund in which the MainStay Fund invested during its prior fiscal year.

12b-1 and Shareholder Service Fees

Most significant among the class-specific costs are:

•   Distribution and/or Service (12b-1) Fee—named after the SEC rule that permits their payment, 12b-1 fees are paid by a class of shares to compensate the Distributor for distribution and/or shareholder services such as marketing and selling MainStay Fund shares, compensating brokers and others who sell MainStay Fund shares, advertising, printing and mailing of prospectuses and responding to shareholder inquiries.

•   Shareholder Service Fee—this fee covers certain services provided to retirement plans investing in Class R1, Class R2 and Class R3 shares that are not included under a 12b-1 plan for such class (if any), such as certain account establishment and maintenance, order processing, and communication services.

An important point to keep in mind about 12b-1 fees and shareholder service fees, which are paid out of Fund assets on an ongoing basis, is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See "Information on Fees" in this section for more information about these fees.

Sales Charges

In addition to regular operating costs, there are costs associated with an individual investor's transactions and account, such as the compensation paid to your financial adviser for helping you with your investment decisions. The MainStay Funds typically cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption for certain share classes. These charges and fees for each MainStay Fund are presented earlier in the tables entitled "Fees and Expenses of the Fund," under the heading, "Shareholder Fees." Such charges and fees include:

•   Initial Sales Charge—also known as a "front-end sales load," refers to a charge that is deducted from your initial investment in Investor Class, Class A and Class A2 shares that is used to compensate the Distributor and/or your financial adviser for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the initial amount invested in MainStay Fund shares.

•   Contingent Deferred Sales Charge—also known as a "CDSC" or "back-end sales load," refers to a charge that is deducted from the proceeds when you redeem MainStay Fund shares (that is, sell shares back to the MainStay Fund). The amount of CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial adviser a commission up-front. In part to compensate the Distributor for this expense, you will pay a higher ongoing 12b-1 fee over time for Class B, Class C or Class C2 shares. Subsequently, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail later in this Shareholder Guide in the section “Information on Sales Charges.” Certain intermediaries impose different sales charges and make only specified waivers from sales charges available to their customers. These variations are described in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. The following table provides a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

	Class A1	Class A2	Investor Class[1]	Class B 2	Class C1	Class C2	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Initial sales charge	Yes	Yes	Yes	None	None	None	None	None	None	None	None	None
Contingent deferred sales charge	None[3]	None[3]	None[3]	Sliding scale during the first six years after purchase[4]	1% on sale of shares held for one year or less[5]	1% on sale of shares held for one year or less	None	None	None	None	None	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%	0.75%[6] distribution and 0.25% service (1.00% total)[7]	0.75%[6] distribution and 0.25% service (1.00% total) [7]	0.40% distribution and 0.25% service (0.65% total)	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)	None	0.25% distribution and 0.25% service (0.50% total)
Shareholder service fee	None	None	None	None	None	None	None	0.10%	0.10%	0.10%	None	None
Conversion feature	Yes[8]	No	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]
Purchase maximum[9]	None	None	None	N/A	$1,000,000[10]	$250,000	None	None	None	None	None	None
1. Class A, Investor Class and Class C shares of the MainStay Money Market Fund are sold with no initial sales charge or CDSC and have no 12b-1 fees.

2. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

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3. No initial sales charge applies on investments of $1 million or more ($250,000 or more with respect to MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund and MainStay Short Term Bond Fund). However, for purchases of Class A and Investor Class shares of each Fund (except MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund), a CDSC of 1.00% (0.50% for MainStay ETF Asset Allocation Funds) may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A, Class A2 and Investor Class shares of MainStay MacKay Short Term Municipal Fund and Class A and Investor Class shares of MainStay Short Term Bond Fund, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

4. The CDSC period for MainStay Floating Rate Fund is a sliding scale during the first four years after purchase.

5. 18 months or less with respect to MainStay MacKay Short Duration High Yield Fund.

6. 0.25% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund.

7. 0.50% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund.

8. See the sections discussing Share Class Considerations and the section entitled "Buying, Selling, Converting and Exchanging Fund Shares—Conversions Between Share Classes" for more information on the voluntary and/or automatic conversions that apply to each share class.

9. Does not apply to purchases by certain retirement plans.

10. $250,000 for MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay U.S. Infrastructure Bond Fund.

The discussions in this Shareholder Guide are not intended to be investment advice or a recommendation because each investor's financial situation and considerations are different. Additionally, certain MainStay Funds have sales charge and expense structures that may alter your analysis as to which share class is most appropriate for your needs. This analysis can best be made by discussing your situation and the factors mentioned above with your financial adviser. Generally, however, Investor Class, Class A or Class A2 shares are more economical than Class C or Class C2 shares if you intend to invest larger amounts and hold your shares long-term (more than six years, for most MainStay Funds). Class C or Class C2 shares may be more economical than Investor Class, Class A or Class A2 shares if you intend to hold your shares for a shorter term. Class I and Class R6 shares are the most economical, regardless of amount invested or intended holding period. Class I shares are generally available only to certain institutional investors or through certain financial intermediary accounts or retirement plans. Class R6 shares are generally available only to certain retirement plans invested in a MainStay Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the MainStay Fund). Class R1, Class R2 and Class R3 shares are available only to certain employer-sponsored retirement plans. SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts.

If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly in the MainStay Funds by submitting an application. Please see the section entitled “How to Open Your Account” in this Shareholder Guide and the SAI for details.

Investor Class Share Considerations

•   Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined Fund-by-Fund on a quarterly basis. If, at that time, the value of your Investor Class shares in any one MainStay Fund equals or exceeds $15,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of that MainStay Fund will be automatically converted into Class A shares. Eligible Investor Class shares may also convert upon request. Please note that, in most cases, you may not aggregate your holdings of Investor Class shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) to qualify for this conversion feature. Certain holders of Investor Class shares are not subject to this automatic conversion feature. For more information, please see the SAI.

•   Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature at any time. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

•   When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge varies based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers").

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•   Since some of your investment goes to pay an upfront sales charge when you purchase Investor Class shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C or Class C2 shares and the dividends payable on Class C or Class C2 shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with each such class. Likewise, the NAV of the Class C or Class C2 shares generally will be reduced by such class-specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C or Class C2 shares will be lower than that of Investor Class shares. As a result, you are usually better off purchasing Investor Class shares rather than Class C or Class C2 shares and paying an up-front sales charge if you:

—   plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C or Class C2 shares may eventually exceed the cost of the up-front sales charge; or

—   qualify for a reduced or waived sales charge.

Class A and Class A2 Share Considerations

•   Generally, Class A and Class A2 shares have a minimum initial investment amount of $15,000 per MainStay Fund, however Class A shares of the MainStay ETF Asset Allocation Funds have a minimum initial investment amount of $2,500.

•   When you invest in Class A or Class A2 shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers").

•   Since some of your investment goes to pay an up-front sales charge when you purchase Class A or Class A2 shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C or Class C2 shares and the dividends payable on Class C or Class C2 shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with such class. Likewise, the NAV of the Class C or Class C2 shares generally will be reduced by such class-specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C or Class C2 shares will be lower than that of Class A or Class A2 shares. As a result, you are usually better off purchasing Class A or Class A2 shares rather than Class C or Class C2 shares and paying an up-front sales charge if you:

—   plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C or Class C2 shares may eventually exceed the cost of the up-front sales charge; or

—   qualify for a reduced or waived sales charge.

Class B Share Considerations

•   Effective February 28, 2017, Class B shares of the MainStay Funds were closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other MainStay Funds as permitted by the applicable exchange privileges. Class B shareholders will continue to be subject to any applicable contingent deferred sales charge at the time of redemption. All other features of Class B shares, including but not limited to the fees and expenses applicable to Class B shares, will remain unchanged. Unless redeemed, Class B Shares shareholders will remain in Class B shares of their respective Fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.

•   When Class B shares were offered, no initial sales charge was incurred upon investment in Class B shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

•   You should consult with your financial adviser to assess your Class B share investments in light of your particular circumstances.

•   In most circumstances, you will pay a CDSC if you sell Class B shares within six years (four years with respect to MainStay Floating Rate Fund) of buying them (see "Information on Sales Charges"). Exchanging Class B shares into the MainStay Money Market Fund may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information. There are exceptions, which are described in the SAI.

•   Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.

•   When you sell Class B shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•   Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years (four years with respect to MainStay Floating Rate Fund) after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets (or from 0.50% to 0.25% with

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respect to MainStay MacKay Tax Free Bond Fund). Conversion features do not apply to Class B shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class B shares into the MainStay Money Market Fund may impact your eligibility to convert at the end of the calendar quarter, eight years (four years with respect to MainStay Floating Rate Fund) after the date they were purchased. Please see “Exchanging Shares Among MainStay Funds” for more information.

•   Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

Class C and Class C2 Share Considerations

•   You pay no initial sales charge on an investment in Class C or Class C2 shares. However, for certain Funds, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment than for each other share class.

•   In most circumstances, you will pay a 1.00% CDSC if you redeem shares held for one year or less (18 months with respect to MainStay MacKay Short Duration High Yield Fund). Exchanging Class C or Class C2 shares may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information.

•   When you sell Class C or Class C2 shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•   Class C and, with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund, Class C2 shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets for Class C shares (or from 0.50% to 0.25% for Class C shares and from 0.65% to 0.25% for Class C2 shares with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund). Conversion features do not apply to Class C shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class C or Class C2 shares into the MainStay Money Market Fund and/or holding Class C or Class C2 shares through a financial intermediary in an omnibus account may impact your eligibility to convert at the end of the calendar quarter, eight years after the date they were purchased. Please see “Conversions Between Share Classes” for more information.

•   Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time.

•   The MainStay Funds will generally not accept a purchase order for Class C or Class C2 shares in the amount of $1,000,000 or more ($250,000 or more with respect to the MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay U.S. Infrastructure Bond Fund).

•   Please note that Class C2 shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Class I Share Considerations

•   You pay no initial sales charge or CDSC on an investment in Class I shares.

•   You do not pay any ongoing distribution and/or service (12b-1) fees.

•   You may buy Class I shares if you are an:

—   Institutional Investor

▪   Certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through the Distributor or its affiliates;

▪   Certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;

▪   Clients transacting through financial intermediaries that purchase Class I shares through: (i) fee-based accounts that charge such clients an ongoing fee for advisory, investment, consulting or similar services; (ii) a no-load network or platform that

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has entered into an agreement with the Distributor or its affiliates to offer Class I shares through a no-load network or platform; or (iii) brokerage accounts held at a broker that charges such clients transaction fees.

—   Individual Investor who is initially investing at least $1 million in any single MainStay Fund: (i) directly with the MainStay Fund; or (ii) through certain private banks and trust companies that have an agreement with the Distributor or its affiliates.

—   Existing Class I Shareholder; or

—   Existing or retired MainStay Funds Trustee, current Portfolio Manager of a MainStay Fund or an employee of a Subadvisor.

•   The MainStay asset allocation funds may invest in Class I shares, if Class R6 shares for a Fund are unavailable.

Class R1, Class R2, Class R3, Class R6 and SIMPLE Class Share Considerations

•   You pay no initial sales charge or CDSC on an investment in Class R1, Class R2, Class R3, Class R6 or SIMPLE Class shares.

•   You pay ongoing shareholder service fees for Class R1, Class R2 and Class R3 shares. You also pay ongoing distribution and/or service (12b-1) fees for Class R2, and Class R3 shares.

•   You do not pay ongoing shareholder service fees or ongoing distribution and/or service fees (12b-1) fees for Class R6 shares.

•   You pay ongoing distribution and/or service fees (12b-1) fees but do not pay ongoing shareholder service fees for SIMPLE Class shares

•   Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with the Distributor, including:

—   Section 401(a) and 457 plans;

—   Certain Section 403(b)(7) plans;

—   Section 401(k), profit sharing, money purchase pension, Keogh and defined benefit plans; and

—   Non-qualified deferred compensation plans.

•   Generally, Class R6 shares are only available to certain employer-sponsored retirement plans held with a Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund) that have a service arrangement with the Distributor or its affiliate, such as Section 401(k), profit sharing, money purchase pension and defined benefit plans. However, the Fund reserves the right in its sole discretion to waive this eligibility requirement.

•   SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts.

•   SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time.

•   The MainStay asset allocation funds may invest in Class R6 shares, if available.

INVESTMENT MINIMUMS AND ELIGIBILITY REQUIREMENTS

The following minimums apply if you are investing in a MainStay Fund. A minimum initial investment amount may be waived for purchases by the Trustees and directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion. Please see the SAI for additional information.

Investor Class Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund and MainStay WMC Growth Fund:

•   $1,000 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•   if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund and MainStay WMC Growth Fund:

•   $2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

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•   if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class A Shares

All MainStay Funds except MainStay ETF Asset Allocation Funds and MainStay Money Market Fund:

•   $15,000 minimum initial investment with no minimum for subsequent purchases of any of these MainStay Funds.

MainStay ETF Asset Allocation Funds:

•   $2,500 minimum for initial and no minimum for subsequent purchases of any of these MainStay Funds, or

•   if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

MainStay Money Market Fund:

•   There are no minimums for initial and subsequent purchases if all of your other accounts contain Class A shares only.

•   Please note that if at any time you hold any class of shares other than Class A shares, your holdings in the MainStay Money Market Fund will immediately become subject to the applicable investment minimums, subsequent purchase minimums and subsequent conversion features for Class A shares.

Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation's Fund/SERV network (Levels 1-3 only); certain retirement plan accounts, including investment-only plan accounts; directors and employees of New York Life and its affiliates; investors who obtained their Class A shares through certain reorganizations (including holders of Class P shares of any of the predecessor funds to the MainStay Epoch Funds as of November 16, 2009); and subsidiaries and employees of the Subadvisors are not subject to the minimum investment requirement for Class A shares, however MainStay Funds reserves the right to impose other minimum initial investment amounts on these accounts. See the SAI for additional information.

Class A2 Shares

MainStay MacKay Short Term Municipal Fund:

•   $15,000 minimum for initial and no minimum for subsequent purchases.

Class C Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund and MainStay WMC Growth Fund:

•   $1,000 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•   if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund and MainStay WMC Growth Fund:

•   $2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•   if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Investors who obtained their Class C shares through certain reorganizations are not subject to the minimum investment requirements for Class C shares. See the SAI for additional information.

Class C2 Shares

MainStay MacKay Tax Free Bond Fund:

•   $1,000 minimum for initial and $50 minimum for subsequent purchases, or

•   if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

MainStay MacKay California Tax Free Opportunities Fund and MainStay MacKay New York Tax Free Opportunities Fund:

•   $2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•   if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class I Shares

•   Individual Investors—$1 million minimum for initial purchases of any single MainStay Fund and no minimum for subsequent purchases of any other MainStay Fund; and

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•   Institutional Investors, the MainStay Funds' existing and retired Trustees, current Portfolio Managers of the MainStay Funds and employees of Subadvisors—no minimums for initial and subsequent purchases of any MainStay Fund.

Please note that Class I shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Investors who obtained their Class I shares through certain reorganizations are not subject to the minimum investment requirements for Class I shares. See the SAI for additional information.

Class R1, Class R2, Class R3 and Class R6 Shares

If you are eligible to invest in Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds, there are no minimums for initial and subsequent purchases.

SIMPLE Class Shares

All MainStay Funds except MainStay Money Market Fund, MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds:

•   $1,000 minimum for initial and no minimum for subsequent purchases of any of these MainStay Funds.

MainStay Money Market Fund, MainStay Asset Allocation Fund and MainStay ETF Asset Allocation Funds:

•   There are no minimums for initial and subsequent purchases of any of these MainStay Funds.

INFORMATION ON SALES CHARGES

The MainStay Funds make available (free of charge) information regarding sales charges at newyorklifeinvestments.com/salescharges.

Investor Class, Class A and Class A2 Shares

The initial sales charge you pay when you buy Investor Class, Class A or Class A2 shares differs depending upon the MainStay Fund you choose and the amount you invest, as indicated in the following tables. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under "Sales Charge Reductions and Waivers" or for shares purchased or accounts held through particular financial intermediaries as set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or paid to your financial intermediary firm as a concession. Investor Class shares and Class A shares of MainStay Money Market Fund are not subject to a sales charge.

MainStay Candriam Emerging Markets Equity Fund, MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay MacKay Convertible Fund, MainStay MacKay International Equity Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC International Research Equity Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	5.50%	5.82%	4.75%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.   No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

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Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	5.00%	5.26%	4.25%
$50,000 to $99,999	4.00%	4.17%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.50%
$250,000 to $499,999	2.00%	2.04%	1.50%
$500,000 to $999,999	1.50%	1.52%	1.25%
$1,000,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.   No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay MacKay S&P 500 Index Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	1.50%	1.52%	1.25%
$50,000 to $99,999	1.25%	1.27%	1.00%
$100,000 to $249,999	1.00%	1.01%	0.75%
$250,000 to $499,999	0.75%	0.76%	0.50%
$500,000 to $999,999	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	1.00%	1.01%	0.75%
$50,000 to $99,999	0.75%	0.76%	0.50%
$100,000 to $249,999	0.50%	0.50%	0.35%
$250,000 to $499,999	0.25%	0.25%	0.25%
$500,000 to $999,999	0.15%	0.15%	0.15%
$1,000,000 or more	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

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MainStay Candriam Emerging Markets Debt Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Strategic Bond Fund and MainStay MacKay Total Return Bond Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1.   The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.00%	4.17%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.50%
$250,000 to $499,999	2.00%	2.04%	1.50%
$500,000 to $999,999	1.50%	1.52%	1.25%
$1,000,000 or more[2]	None	None	None

1.   The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay Balanced Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Floating Rate Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Income Builder Fund, MainStay MacKay Short Duration High Yield Fund, MainStay Moderate Allocation Fund and MainStay Moderate ETF Allocation Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 or more[2]	None	None	None

1.   The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% (0.50% for each MainStay ETF Asset Allocation Fund) may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

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Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	2.50%	2.56%	2.25%
$100,000 to $249,999	1.50%	1.52%	1.25%
$250,000 or more[2]	None	None	None

1.   The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% (0.50% for each MainStay ETF Asset Allocation Fund) may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay U.S. Infrastructure Bond Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.00%	4.17%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.50%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay Short Term Bond Fund and MainStay MacKay Short Term Municipal Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	1.00%	1.01%	1.00%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

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Class A2 Shares (MainStay MacKay Short Term Municipal Fund only)

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	2.00%	2.04%	1.75%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	0.50%	0.50%	0.50%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Sales charges that are specific to customers of a specific intermediary are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

Class B Shares

Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Class B shares were sold without an initial sales charge. However, if Class B shares are redeemed within six years (four years with respect to MainStay Floating Rate Fund) of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described below. Additionally, for certain Funds, Class B shares have higher ongoing distribution and/or service (12b-1) fees than for other share classes and, over time, these fees may cost you more than paying an initial sales charge. The Class B share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. Class B shares of MainStay Money Market Fund are not subject to a sales charge. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

All MainStay Funds which offer Class B Shares (except MainStay Floating Rate Fund)

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	5.00%
Second year	4.00%
Third year	3.00%
Fourth year	2.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	None

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MainStay Floating Rate Fund

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	3.00%
Second year	2.00%
Third year	2.00%
Fourth year	1.00%
Thereafter	None

Class C Shares

Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase (18 months with respect to MainStay MacKay Short Duration High Yield Fund), a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class C shares have higher ongoing distribution and/or service (12b-1) fees than other share classes (except Class B and, with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund, Class C2 shares) and, over time, these fees may cost you more than paying an initial sales charge. The Class C share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares. Class C shares of MainStay Money Market Fund are not subject to a sales charge.

Class C2 Shares

Class C2 shares are sold without an initial sales charge. However, if Class C2 shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, for certain Funds, Class C2 shares have higher ongoing distribution and/or service (12b-1) fees than other share classes and, over time, these fees may cost you more than paying an initial sales charge. The Class C2 share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C2 shares.

Computing Contingent Deferred Sales Charge on Class B, Class C and Class C2 Shares

Subject to certain exceptions, a CDSC will be imposed on redemptions of Class B, Class C or Class C2 shares of a MainStay Fund, at the rates previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class B, Class C or Class C2 share account to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (four years with respect to MainStay Floating Rate Fund) or Class C or Class C2 shares during the preceding year (18 months with respect to MainStay MacKay Short Duration High Yield Fund). The CDSC is calculated based on the lesser of the offering price or the market value of the shares being sold. The MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

For example, no CDSC will be imposed to the extent that the NAV of the Class B, Class C or Class C2 shares redeemed does not exceed:

•   the current aggregate NAV of Class B, Class C or Class C2 shares of the MainStay Fund purchased more than six years (four years with respect to MainStay Floating Rate Fund) prior to the redemption for Class B shares or more than one year (18 months with respect to MainStay MacKay Short Duration High Yield Fund) prior to the redemption for Class C or Class C2 shares; plus

•   the current aggregate NAV of Class B, Class C or Class C2 shares of the MainStay Fund purchased through reinvestment of dividends or capital gain distributions; plus

•   increases in the NAV of the investor's Class B, Class C or Class C2 shares of the MainStay Fund above the total amount of payments for the purchase of Class B, Class C or Class C2 shares of the MainStay Fund made during the preceding six years (four years with respect to MainStay Floating Rate Fund) for Class B shares or one year (18 months with respect to MainStay MacKay Short Duration High Yield Fund) for Class C or Class C2 shares.

There are exceptions, which are described below.

Further information regarding sales charges is available in the SAI.

SALES CHARGE REDUCTIONS AND WAIVERS

The MainStay Funds make available (free of charge) information regarding sales charge reductions and waivers on our website at newyorklifeinvestments.com/salescharges.

Reducing the Initial Sales Charge on Investor Class, Class A and Class A2 Shares

You may be eligible to buy Investor Class, Class A and Class A2 shares of the MainStay Funds at one of the reduced sales charge rates shown in the tables above through a Right of Accumulation or a Letter of Intent, as briefly described below. You may also be eligible for a

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waiver of the initial sales charge as set forth below or in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Each MainStay Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class shares.

•   Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge as shown in the tables above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class A2, Class B, Class C, Class C2 or SIMPLE Class shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Money Market Fund, investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Investor Class or Class A shares and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information please see the SAI.

•   Letter of Intent

Whereas the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement of your intention to purchase Investor Class, Class A, Class A2, Class C, Class C2 or SIMPLE Class shares of one or more MainStay Funds (excluding investments of non-commissioned shares in the MainStay Money Market Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class, Class A or Class A2 shares of the MainStay Funds purchased during that period. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares purchased. A certain portion of your shares will be held in escrow by the Transfer Agent for this purpose. For more information please see the SAI.

•   Your Responsibility

To receive the reduced sales charge, you must inform the Transfer Agent of your eligibility and holdings at the time of your purchase if you are buying shares directly from the MainStay Funds. If you are buying MainStay Fund shares through a financial intermediary firm, you must tell your financial adviser of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Transfer Agent or your financial adviser a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your children under age 21, as described above. The Transfer Agent or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Investor Class, Class A or Class A2 sales charge rate you may qualify for on your current purchase. If you do not inform the Transfer Agent or your financial adviser of all of your MainStay Fund holdings or planned MainStay Fund purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive the discount to which you are otherwise entitled.

"Spouse," with respect to a Right of Accumulation and Letter of Intent, is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Purchases at Net Asset Value

A Fund's Class A or Class A2 shares may be purchased at NAV, without payment of any sales charge, by its current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through "wrap fee" or other programs sponsored by a financial intermediary firm; employees (and immediate family members) of the Subadvisors; any employee or registered representative of a financial intermediary firm (and immediate family members) and any employee of DST Asset Manager Solutions, Inc. that is assigned to the Fund. Individuals and other types of accounts may purchase Class A2 shares at NAV, without payment of any sales charge, if exchanged for Class A shares of the same fund through a financial intermediary's share class conversion program. Class A shares, Class

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A2 shares or Investor Class shares may be purchased without an initial sales load by qualified tuition programs operating under Section 529 of the Internal Revenue Code.

There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

Class A shares of the MainStay Funds also may be purchased at NAV, without payment of any sales charge, by shareholders:

(i) who owned Service Class shares of a series of Eclipse Trust (the predecessor trust for certain Funds) or certain series of MainStay Funds Trust, as of December 31, 2003, and who are invested directly with and have maintained their account with the Fund; and

(ii) who owned Class P shares of certain Epoch Funds as of the closing date of their reorganization and who are invested directly with and have maintained their account with the Funds.

Purchases Through Financial Intermediaries

The MainStay Funds have authorized financial intermediary firms (such as a broker/dealers, financial advisers or financial institutions), and other intermediaries that the firms may designate, to accept orders. When an authorized firm or its designee has received your order, together with the purchase price of the shares, it is considered received by the MainStay Funds and will be priced at the next computed NAV. Financial intermediary firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts, share class eligibility and exchange privileges.

Please read your financial intermediary firm’s program materials for any special provisions or additional service features that may apply to investing in the MainStay Funds through the firm.

The availability of initial sales charge waivers (and discounts) may depend on the particular financial intermediary or type of account through which you purchase MainStay Fund shares. The MainStay Funds’ initial sales charge waivers disclosed in this Prospectus and the SAI are available through financial intermediaries. The initial sales charge waivers available only to customers of certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. For these customers, the sales charge waivers offered by the MainStay Funds may not be available for transactions through the intermediary. Please contact your financial intermediary regarding the availability of applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

Contingent Deferred Sales Charge on Certain Investor Class, Class A and Class A2 Share Redemptions

For purchases of Class A and Investor Class shares of each MainStay Fund (except MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund), a CDSC of 1.00% may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A, Class A2 and Investor Class shares of MainStay MacKay Short Term Municipal Fund and Class A and Investor Class shares of MainStay Short Term Bond Fund, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Waivers of Contingent Deferred Sales Charges

A CDSC may not be imposed on redemptions of Class A, Class A2 and Investor Class shares purchased at NAV through financial intermediaries or by persons that are affiliated with New York Life or its affiliates. Any applicable CDSC on Class A, Class A2 and Investor Class shares may be waived for redemptions made through a financial intermediary firm that has waived its finder’s fee or other similar compensation.

In addition, the CDSC on subject Class A, Class A2, Investor Class, Class B, Class C or Class C2 shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, Qualified Domestic Relations Orders ("QDROs") and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions (based on MainStay holdings only) for IRA and 403(b)(7) TSA participants in the year following the year in which such participant attains age 72. However, different rules relating to mandatory distributions apply to individuals who attained age 70 1/2 before 2020; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code for accounts held directly with a MainStay Fund; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year (18 months with respect to Class A, Investor Class and Class C shares of the MainStay MacKay Short Duration High Yield Fund) following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan for accounts held directly with the Fund used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic systematic withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class A, Class A2, Investor Class, Class B,

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Class C or Class C2 shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; and (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates.

The availability of contingent deferred sales charge waivers may depend on the particular financial intermediary or type of account through which you purchase or hold MainStay Fund shares. The MainStay Funds’ contingent deferred sales charge waivers disclosed in this Prospectus and the SAI are available for direct accounts and through financial intermediaries. The contingent deferred sales charge waivers available through certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. Please contact your financial intermediary regarding applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

For information about these considerations, call your financial adviser or the Transfer Agent toll free at 800-624-6782; see our website at newyorklifeinvestments.com/salescharges; and read the information under "Reduced Sales Charges on Class A, Class A2 and Investor Class Shares—Contingent Deferred Sales Charge, Class A, Class A2 and Investor Class Shares" in the SAI.

INFORMATION ON FEES

Rule 12b-1 Plans

Each MainStay Fund (except the MainStay Money Market Fund) has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for certain classes of shares pursuant to which distribution and/or service (12b-1) fees are paid to the Distributor. Rule 12b-1 fees are calculated and accrued daily and paid monthly. The Investor Class, Class A, Class A2 and Class R2 12b-1 plans provide for payment for distribution and/or service activities of up to 0.25% of the average daily net assets of the respective class. The Class B and Class C 12b-1 plans each provide for payment of 0.75% for distribution (0.25% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund) and 0.25% for service activities for a total 12b-1 fee of up to 1.00% of the average daily net assets of Class B and Class C shares, respectively (0.50% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund). The Class C2 12b-1 plan provides for payment of 0.40% for distribution and 0.25% for service activities for a total 12b-1 fee of up to 0.65% of the average daily net assets of Class C2 shares. The Class R3 and SIMPLE Class 12b-1 plans each provide for payment of 0.25% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 0.50% of the average daily net assets of Class R3 and SIMPLE Class shares, respectively. The distribution activities paid for by this distribution fee are those activities that are primarily intended to result in the sale of MainStay Fund shares. The service activities paid for by this service fee are personal shareholder services and maintenance of shareholder accounts. With respect to Class R2 and Class R3 shares, the portion of the 12b-1 fee dedicated to service activities is in addition to the 0.10% of annual net assets paid under the Class R2 and Class R3 Shareholder Services Plans, as discussed in the section entitled "Shareholder Services Plans." The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because 12b-1 fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges.

Shareholder Services Plans

Each MainStay Fund that offers Class R1, Class R2 or Class R3 shares has adopted a Shareholder Services Plan with respect to those classes. Under the terms of the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares pay New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1, Class R2 or Class R3 shares, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R1, Class R2 or Class R3 shares of such MainStay Fund.

Pursuant to the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges. With respect to the Class R2 and R3 shares, these services and fees are in addition to those services and fees that may be provided under the Class R2 or Class R3 12b-1 plan.

Small Account Fee

Several of the MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts increase the transfer agency expenses borne by the Funds. In an effort to reduce total transfer agency expenses, the MainStay Funds (except the MainStay ETF Asset Allocation Funds) have implemented a small account fee. Each shareholder with an account balance of less than $1,000 ($5,000 for Class A share accounts) will be charged an annual per account fee of $20 (assessed semi-annually, as discussed below). The fee may be deducted directly from your account balance. This small account fee will not apply to certain types of accounts including:

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•   accounts held by employees of New York Life and its subsidiaries and their employees, officers, directors or agents or former employees (and immediate family members);

•   Class B share, Class I share, Class R1 share, Class R2 share, Class R3 share and Class R6 share accounts, retirement plan services bundled accounts and investment-only retirement accounts;

•   accounts with active AutoInvest plans where the MainStay Funds deduct funds directly from the client's checking or savings account;

•   New York Life Investments SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;

•   certain 403(b)(7) accounts;

•   accounts serviced by unaffiliated financial intermediary firms or third-party administrators (other than New York Life Investments SIMPLE IRA Plan Accounts); and

•   certain Investor Class accounts where the small account balance is due solely to the conversion from Class B, Class C or Class C2 shares.

This small account fee will be deducted in $10 increments on or about March 1st and September 1st of each year. For accounts with balances of less than $10, the remaining balance will be deducted and the account will be closed. The MainStay Funds may, from time to time, consider and implement additional measures to increase the average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Funds by calling toll-free 800-624-6782 for more information.

COMPENSATION TO FINANCIAL INTERMEDIARY FIRMS

Financial intermediary firms and their associated financial advisers are paid in different ways for the services they provide to the MainStay Funds and shareholders. Such compensation may vary depending upon the financial intermediary firm, the MainStay Fund sold, the amount invested, the share class sold, the amount of time that shares are held and/or the services provided by the particular financial intermediary firm.

The Distributor will pay sales concessions to financial intermediary firms, as described in the tables under “Information on Sales Charges” above, on the purchase price of Investor Class, Class A or Class A2 shares sold subject to a sales charge. The Distributor retains the difference, if any, between the sales charge that you pay and the portion that it pays to financial intermediary firms as a sales concession. The Distributor and/or an affiliate, from its/their own resources, also may pay a finder’s fee or other compensation up to 1.00% of the purchase price of Investor Class, Class A or Class A2 shares, sold at NAV, to financial intermediary firms at the time of sale. The Distributor may pay a sales concession of up to 1.00% on purchases of Class C or Class C2 shares to financial intermediary firms at the time of sale.

For share classes that have adopted a 12b-1 plan, the Distributor will also pay, pursuant to the 12b-1 plan, distribution-related and other service fees to qualified financial intermediary firms for providing certain services.

In addition to the payments described above, the Distributor and/or an affiliate will pay from its/their own resources additional fees to certain financial intermediary firms, including an affiliated broker/dealer, in connection with the sale of any class of MainStay Fund shares (other than Class R6) and/or shareholder or account servicing arrangements. The amount paid to financial intermediary firms pursuant to these sales and/or servicing fee arrangements varies and may involve payments of up to 0.25% on new sales and/or up to 0.35% annually on assets held or fixed dollar amounts according to the terms of the agreement between the Distributor and/or its affiliate and the financial intermediary. The Distributor or an affiliate may make these payments based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary and the quality of the overall relationship with the financial intermediary. Such payments may qualify a MainStay Fund for preferred status with the financial intermediary receiving the payments or provide the representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over the mutual funds and/or representatives of the Funds’ competitors.

The Distributor, from its own resources or from those of an affiliate, also may reimburse financial intermediary firms in connection with their marketing activities supporting the MainStay Funds. To the extent permitted under applicable SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisers and may make other payments or allow other promotional incentives or payments to financial intermediaries.

Wholesaler representatives of the Distributor communicate with financial intermediary firms on a regular basis to educate their financial advisers about the MainStay Funds and to encourage the advisers to recommend the purchase of MainStay Fund shares to their clients. The Distributor, from its own resources or from those of an affiliate, may absorb the costs and expenses associated with the marketing

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efforts of these firms and financial advisers, which may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law and FINRA rules. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the MainStay Funds, which may vary based on the MainStay Funds being promoted and/or which financial intermediary firms and/or financial advisers are involved in selling MainStay Fund shares or are listed on MainStay Fund accounts.

To the extent that financial intermediaries receiving payments from the Distributor or an affiliate sell more shares of the MainStay Funds or retain more shares of the MainStay Funds for their clients’ accounts, New York Life Investments and its affiliates benefit from the incremental management and other fees they receive with respect to those assets.

In addition to the payments described above, NYLIM Service Company or an affiliate may make payments to financial intermediary firms that provide sub-transfer agency and other administrative services in addition to supporting distribution of the MainStay Funds. NYLIM Service Company uses a portion of the transfer agent fees it receives from the MainStay Funds to make these sub-transfer agency and other administrative payments. To the extent that the fee amounts payable by NYLIM Service Company or an affiliate for such sub-transfer agency and other administrative services exceed the corresponding transfer agent fees that the MainStay Funds pay to NYLIM Service Company, then NYLIM Service Company or an affiliate will pay the difference from its own resources. In connection with these arrangements, NYLIM Service Company may retain a portion of the fees for the sub-transfer agency oversight, support and administrative services it provides.

For Class R6 shares, no compensation, administrative payments, sub-transfer agency payments or service payments are paid to financial intermediary firms from MainStay Fund assets or the Distributor’s or an affiliate’s resources. Class R6 shares do not provide for the payment of sales charges, Rule 12b-1 fees, or other compensation to financial intermediaries for their efforts in assisting in the sale of, or in selling the MainStay Fund’s shares.

Although financial firms that sell MainStay Fund shares may execute brokerage transactions for a MainStay Fund’s portfolio, the MainStay Funds, New York Life Investments and the Subadvisors do not consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect portfolio transactions for the MainStay Funds.

The types and amounts of payments described above can be significant to the financial intermediary. Payments made from the Distributor’s or an affiliate’s resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisers may have financial incentives and be subject to conflicts of interest for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of MainStay Fund shares. Payments made from the Distributor’s or an affiliate’s own resources are not reflected in tables in the “Fees and Expenses of the Fund” section of the Prospectus because the payments are not made by the MainStay Funds.

For more information regarding the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial adviser. You should also review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial adviser.

BUYING, SELLING, CONVERTING AND EXCHANGING MAINSTAY FUND SHARES
HOW TO OPEN YOUR ACCOUNT

Investor Class, Class A or Class C Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial adviser or directly to MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-9000. Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same MainStay Fund provided Investor Class shares are available through your intermediary if you are not purchasing shares directly from the MainStay Funds. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares we will treat your application as being in good order, but will invest you in Class A shares of the same MainStay Fund.

Good order means all the necessary information, signatures and documentation have been fully completed. With respect to a redemption request, good order generally means that a letter must be signed by the record owner(s) exactly as the shares are registered, and a Medallion Signature Guarantee may be required. See “Medallion Signature Guarantees” below. In cases where a redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to NYLIM Service Company must be submitted before the redemption request will be processed.

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Class A2 Shares

Class A2 shares are available only through certain financial intermediary firms. The financial intermediary firm will assist you with opening an account.

Class I, Class R1, Class R2, Class R3, Class R6 and SIMPLE Class Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan, Keogh or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, Class R1, Class R2, Class R3, Class R6 or SIMPLE Class shares of the MainStay Funds.

If you are investing through a financial intermediary firm, the financial intermediary firm will assist you with opening an account.

Class C2 Shares

Class C2 shares are available only through certain financial intermediary firms. The financial intermediary firm will assist you with opening an account.

All Classes

You buy shares at NAV (plus, for Investor Class, Class A and Class A2 shares, any applicable front-end sales charge). NAV is generally calculated by each MainStay Fund as of the Fund’s close (usually 4:00 pm Eastern time) on the Exchange every day the Exchange is open. The MainStay Funds do not usually calculate their NAVs on days when the Exchange is scheduled to be closed. When you buy shares, you must pay the NAV next calculated after we receive your purchase request in good order. Alternatively, the MainStay Funds have arrangements with certain financial intermediary firms whereby purchase requests through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a MainStay Fund's NAV next computed after receipt in good order of the purchase request by these entities. Such financial intermediary firms are responsible for timely and accurately transmitting the purchase request to the MainStay Funds.

If the Exchange is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the Exchange has an unscheduled early closing on a day it has opened for business, each MainStay Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as New York Life Investments believes there generally remains an adequate market to obtain reliable and accurate market quotations. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, each MainStay Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate a Fund’s NAV as of, such earlier closing time.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account. Please note that your bank may charge a fee for wire transfers.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Funds, or your financial adviser on their behalf, must obtain the following information for each person who opens a new account:

•   Name;

•   Date of birth (for individuals);

•   Residential or business street address (although post office boxes are still permitted for mailing); and

•   Social security number or taxpayer identification number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Certain information regarding beneficial ownership will be verified, including information about the identity of beneficial owners of such entities.

Federal law prohibits the MainStay Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the MainStay Funds may restrict your ability to purchase additional shares until your identity is verified, and, for legal entities, the identities of beneficial owners are verified. The MainStay Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, and the MainStay Funds, New York Life Investments and its affiliates and the Board will not be responsible for any loss in your account or tax liability resulting therefrom.

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CONVERSIONS BETWEEN SHARE CLASSES

In addition to any automatic conversion features described above in this Shareholder Guide with respect to Investor Class, Class B, Class C, Class C2 and SIMPLE Class shares, you generally may also elect on a voluntary basis to convert, for example:

•   Investor Class shares into Class A shares, or Investor Class shares that are no longer subject to a CDSC into Class I shares, of the same MainStay Fund, subject to satisfying the eligibility requirements of Class A or Class I shares.

•   Class A shares that are no longer subject to a CDSC into Class I shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class I shares.

•   Class C or Class C2 shares that are no longer subject to a CDSC into Class A or Class I shares of the same MainStay Fund to facilitate participation in a fee-based advisory program, subject to satisfying the eligibility requirements of Class A or Class I shares.

Also, you generally may elect on a voluntary basis to convert your Investor Class, Class A, Class C or Class C2 shares that are no longer subject to a CDSC, or Class I, Class R1, Class R2 or Class R3 shares, into Class R6 shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class R6 shares.

These limitations do not impact any automatic conversion features described elsewhere in this Shareholder Guide with respect to Investor Class, Class B, Class C, Class C2 and SIMPLE Class shares. An investor may directly or through his or her financial intermediary contact the MainStay Funds to request a voluntary conversion between share classes of the same MainStay Fund as described above. You may be required to provide sufficient information to establish eligibility to convert to the new share class. Class B shares are ineligible for a voluntary conversion. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may be converted automatically back to your original share class. Although the MainStay Funds expect that a conversion (or intra-MainStay Fund exchange) between share classes of the same MainStay Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a MainStay Fund. The MainStay Funds may change, suspend or terminate this conversion feature at any time.

Class C or Class C2 shares held through a financial intermediary in an omnibus account will be converted into Class A shares or Investor Class shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, for example, when shares are invested through retirement plans or omnibus accounts, a financial intermediary may not have transparency into how long a shareholder has held Class C or Class C2 shares for purposes of determining whether such Class C or Class C2 shares are eligible for automatic conversion into Class A shares or Investor Class shares. Thus, the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. In these circumstances, a Fund may not be able to automatically convert Class C or Class C2 shares into Class A shares or Investor Class shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or its financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C or Class C2 shares to Class A shares or Investor Class shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C or Class C2 shares. For clients of financial intermediaries, it is the financial intermediary’s responsibility (and not the Funds’) to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Following a share class conversion (or other similar shareholder transaction event, such as an intra-MainStay Fund exchange), the ongoing fees and expenses of the new share class will differ from and may be higher or lower than those of the share class that you previously held. You should carefully review information in this Prospectus relating to the new share class, including the fees, expenses and features of the new share class, or contact your financial intermediary for more information.

You should also consult your financial intermediary to learn more about the details of these types of shareholder transaction events for Fund shares held through the intermediary.

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Opening Your Account – Individual Shareholders

	How	Details
By wire:

You or your financial adviser should call us toll-free at 800-624-6782 to obtain an account number and wiring instructions. Wire the purchase amount to:

State Street Bank and Trust Company

•   ABA #011-0000-28

•   MainStay Funds (DDA #99029415)

•   Attn: Custody and Shareholder Services

Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

The wire must include:

•   name(s) of investor(s);

•   your account number; and

•   MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer. An application must be received by NYLIM Service Company within three business days.

By mail:

Return your completed MainStay Funds Application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 219003

Kansas City, MO 64121-9000

Send overnight orders to:

MainStay Funds

430 West 7th Street, Suite 219003

Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•   name(s) of investor(s); and

•   MainStay Fund name and share class.

Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please take note of the applicable minimum investment amounts for your Fund and share class.

•   The maximum ACH purchase amount is $100,000.

•   If the bank information section of your application is not completed correctly or in its entirety, we will be unable to process your initial deposit.

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Buying additional shares of the MainStay Funds – Individual Shareholders

	How	Details
By wire:	Wire the purchase amount to: State Street Bank and Trust Company • ABA #011-0000-28 • MainStay Funds (DDA #99029415) • Attn: Custody and Shareholder Services

Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

The wire must include:

•   name(s) of investor(s);

•   your account number; and

•   MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer.

By phone:	Call, or have your financial adviser call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open to make an ACH purchase.

Eligible investors can purchase shares by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•   The maximum ACH purchase amount is $100,000.

•   We must have your bank information on file.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•   name(s) of investor(s);

•   your account number; and

•   MainStay Fund name and share class.

By internet:	Visit us at newyorklifeinvestments.com/accounts

Eligible investors can purchase shares via ACH by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•   The maximum ACH purchase amount is $100,000.

•   We must have your bank information on file.

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Selling Shares – Individual Shareholders

	How	Details
By contacting your financial adviser:		• You may sell (redeem) your shares through your financial adviser or by any of the methods described below.
By phone:

To receive proceeds by check: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available.

•   Generally, after receiving your sell order by phone, we will send a check to the account owner at the owner's address of record the next business day, although it may take up to seven days to do so. Generally, we will not send checks to addresses on record for 30 days or less.

•   The maximum order we can process by phone is $100,000.

To receive proceeds by wire: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•   Generally, after receiving your sell order by phone, we will send the proceeds by bank wire to your bank account on file the next business day, although it may take up to seven days to do so. Your bank may charge you a fee to receive the wire transfer.

•   We must have your bank account information on file.

•   There is an $11 fee for wire redemptions, except no fee applies to redemptions of Class I shares.

•   Generally, the minimum wire transfer amount is $1,000.

To receive proceeds electronically by ACH: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•   Generally, after receiving your sell order by phone, we will send the proceeds by ACH transfer to your designated bank account on file the next business day, although it may take up to seven days to do so.

•   We must have your bank account information on file.

•   After we initiate the ACH transfer, proceeds may take 2-3 business days to reach your bank account.

•   The MainStay Funds do not charge fees for ACH transfers.

•   The maximum ACH transfer amount is $100,000.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Write a letter of instruction that includes:

•   your name(s) and signature(s);

•   your account number;

•   MainStay Fund name and share class; and

•   dollar amount or share amount you want to sell.

A Medallion Signature Guarantee may be required.

There is a $15 fee for Class A or Class A2 shares ($25 fee for Investor Class, Class B, Class C or Class C2 shares) for checks mailed to you via overnight service.

By internet:	Visit us at newyorklifeinvestments.com/accounts

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GENERAL POLICIES

The following are our general policies regarding the purchase and sale of MainStay Fund shares. The MainStay Funds reserve the right to change these policies at any time. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you or contact your financial intermediary for more information.

Buying Shares

•   All investments must be in U.S. dollars with funds drawn on a U.S. bank. We generally will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

•   Generally, we do not accept third-party checks, and we reserve the right to limit the number of checks processed at one time.

•   The MainStay Funds may not allow investments in accounts that do not have a correct address for the investor.

•   If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a MainStay Fund incurs as a result. Your account will also be charged a $20 fee for each returned check or canceled ACH purchase. In addition, a MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•   If you wish to defer or stop an ACH purchase, please contact the MainStay Funds at least 3 days prior to the scheduled purchase.

•   A MainStay Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.

•   The MainStay Funds do not issue share certificates at this time.

•   To buy shares by wire the same day, we generally must receive your wired money by 4:00 pm Eastern time. Your bank may charge a fee for the wire transfer.

•   To buy shares electronically via ACH, generally call before 4:00 pm Eastern time to buy shares at the current day's NAV.

Selling Shares

•   Your shares will be sold at the next NAV calculated after we receive your request in good order. Generally, we will make the payment, less any applicable CDSC, on the next business day for all forms of payment after receiving your request in good order. However, it may take up to seven days to do so.

•   If you redeem shares that were purchased by check or ACH shortly before such redemption, MainStay Funds will process your redemption but may delay sending the proceeds up to 10 days to reasonably ensure that the check or ACH payment has cleared.

•   When you sell Class B, Class C or Class C2 shares, or Investor Class, Class A or Class A2 shares, when applicable, MainStay Funds will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

•   The right to redeem shares of a Fund may be suspended and the payment of redemption proceeds may be postponed for any period beyond seven days:

—   during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

—   when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

—   as the SEC may by order permit for the protection of the shareholders of MainStay Funds; or

—   at any other time as the SEC, laws or regulations may allow.

•   In addition, in the case of the MainStay Money Market Fund, the Board may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Board also may suspend redemptions and irrevocably approve the liquidation of the MainStay Money Market Fund as permitted by applicable law.

•   Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the MainStay Funds take reasonable measures to verify the order.

•   Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.

•   We require a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with us.

•   We require a written order to sell shares and a Medallion Signature Guarantee if:

—   the proceeds from the sale are to be wired and we do not have on file required bank information to wire funds;

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—   the proceeds from the sale are being sent via wire or ACH to bank information that was added or changed within the past 30 days;

—   the proceeds from the sale will exceed $100,000 to the address of record;

—   the proceeds of the sale are to be sent to an address other than the address of record;

—   the account was designated as a lost shareholder account within 30 days of the redemption request; or

—   the proceeds are to be payable to someone other than the registered account holder(s).

•   In the interests of all shareholders, we reserve the right to:

—   temporarily hold redemption proceeds of natural persons (i) age 65 or older or (ii) age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests from actual or attempted financial exploitation; however, the Transfer Agent is not required to hold redemption proceeds in these circumstances and does not assume any obligation to do so;

—   change or discontinue exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

—   change or discontinue the systematic withdrawal plan upon notice to shareholders;

—   close accounts with balances less than $250 invested in Investor Class shares or $750 invested in all other classes of shares (by redeeming all shares held and sending proceeds to the address of record); and/or

—   change the minimum investment amounts.

•   There is no fee for wire redemptions of Class I shares.

•   Calls received before 4:00 pm Eastern time will generally receive the current day's NAV.

•   Calls received after 4:00 pm Eastern time will receive the following business day’s NAV.

Each MainStay Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents or proceeds from the sale of portfolio holdings (or a combination of these methods), unless it believes circumstances warrant otherwise. For example, under stressed market conditions, as well as during emergency or temporary circumstances, each MainStay Fund may distribute redemption proceeds in-kind (rather than in cash), access its line of credit or overdraft facility, or borrow through other sources (e.g., reverse repurchase agreements or engage in certain types of derivatives) to meet redemption requests. See “Redemptions-In-Kind” below and the SAI for more details regarding redemptions-in-kind.

MainStay Money Market Fund

The MainStay Money Market Fund (the “Fund”) intends to qualify as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act or the rules governing money market funds. As a “retail money market fund,” the Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to be eligible to invest in the Fund, you may be required to furnish the Fund or your financial intermediary with certain information (e.g., social security number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a social security number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Fund and the Fund will deny purchases of Fund shares by such accounts.

Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment power held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

Financial intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to invest in, or are no longer eligible to invest in, the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required by the Fund or a service provider to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.

The Fund may involuntarily redeem investors that do not satisfy the eligibility requirements for a “retail money market fund” or accounts that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. Neither the Fund, the Manager nor the Subadvisor will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

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Additional Information

Wiring money to the MainStay Funds reduces the time a shareholder must wait before redeeming shares. Wired funds are generally available for redemption on the next business day. A 10-day hold may be placed on purchases made by check or ACH payment from the date the purchase is received, making them unavailable for immediate redemption.

You may receive confirmation statements that describe your transactions. You should review the information in the confirmation statements carefully. If you notice an error, you should call the MainStay Funds or your financial adviser immediately. If you or your financial adviser fails to notify the MainStay Funds within one year of the transaction, you may be required to bear the costs of any correction.

The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party—bank, broker/dealer, 401(k), financial intermediary firm or financial supermarket—there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the return to investors who purchase through financial intermediaries may be less than the return earned by investors who invest in a MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time, any of the MainStay Funds may close and reopen to new investors or new share purchases at their discretion. Due to the nature of their portfolio investments, certain MainStay Funds may be more likely to close and reopen than others. If a MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in that MainStay Fund. If a MainStay Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that MainStay Fund unless you are already a shareholder of such MainStay Fund.

It is important that the MainStay Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the MainStay Funds. It is the responsibility of an investor to ensure that the MainStay Funds are aware of the correct address for the investor’s account(s). It is important to promptly notify us of any name or address changes.

Mutual fund accounts can be considered abandoned property.

States increasingly are looking at inactive mutual fund accounts and uncashed checks as possible abandoned or unclaimed property. Under certain circumstances, the MainStay Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account. The MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a MainStay Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.

Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the MainStay Funds for an “inactivity period” as specified in applicable state laws. If a MainStay Fund is unable to establish contact with an investor, the MainStay Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.

We strongly encourage you to contact us at least annually to review your account information. Below are ways in which you can assist us in safeguarding your MainStay Fund investments.

•   Log in to your account by entering your user ID and Personal ID (PIN) at newyorklifeinvestments.com/accounts to view your account information. Please note, simply visiting our public website may not be considered establishing contact with us under state escheatment laws.

•   Call our 24-hour automated service line at 800-624-6782 and select option 1 for an account balance using your PIN.

•   Call one of our customer service representatives at 800-624-6782 Monday through Friday from 8:30 am to 5:00 pm Eastern time. Certain state escheatment laws do not consider contact by phone to be customer-initiated activity and such activity may be achieved only by contacting MainStay Funds in writing or through the MainStay Funds’ website.

•   Take action on letters received in the mail from MainStay concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

•   If you are a resident of Texas, you may designate a representative to receive escheatment or abandoned property notices regarding MainStay Fund shares by completing and submitting a designation form that can be found on the website of the Texas

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Comptroller. The completed designation form may be mailed to the MainStay Funds. For more information, please call 800-624-6782.

The Prospectus and SAI, related regulatory filings, and any other MainStay Fund communications or disclosure documents do not purport to create any contractual obligations between the Funds and shareholders. The MainStay Funds may amend any of these documents or enter into (or amend) a contract on behalf of the Funds without shareholder approval except where shareholder approval is specifically required. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with New York Life Investments, a Subadvisor or other parties who provide services to the Funds.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps protect against fraud. To protect your account, each MainStay Fund and the Transfer Agent from fraud, Medallion Signature Guarantees are required to enable us to verify the identity or capacity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account by check to the address of record and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program, the Stock Exchange Medallion Program, or the New York Stock Exchange Medallion Signature Program. Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

Investing for Retirement

You can purchase shares of most, but not all, of the MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts ("CESA") (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax advisor before establishing any tax-deferred retirement plan.

Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-624-6782 and see the SAI for further details.

Purchases-In-Kind

You may purchase shares of a MainStay Fund by transferring securities to a MainStay Fund in exchange for MainStay Fund shares ("in-kind purchase"). In-kind purchases may be made only upon the MainStay Funds' approval and determination that the securities are acceptable investments for the MainStay Fund and are purchased consistent with that MainStay Fund's procedures relating to in-kind purchases. The MainStay Funds reserve the right to amend or terminate this practice at any time. You must call the MainStay Funds at 800-624-6782 before sending any securities. Please see the SAI for additional details.

Redemptions-In-Kind

The MainStay Funds reserve the right to pay redemptions, either totally or partially, by redemption-in-kind of securities (instead of cash) from the applicable MainStay Fund’s portfolio, consistent with the MainStay Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. Each Fund may distribute redemption proceeds in-kind under normal and stressed market conditions as well as during emergency or temporary circumstances. In addition, a Fund may distribute redemption proceeds in-kind to any type of shareholder or account, including retail and omnibus accounts. The MainStay Funds may also redeem shares in-kind upon the request of a shareholder. The securities distributed in such a redemption would be effected through a distribution of the MainStay Fund’s portfolio securities (generally pro rata) and valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. Such securities may be illiquid, which means that they may be difficult or impossible to sell at an advantageous time or price. If a shareholder receives a redemption-in-kind, he or she should expect that the in-kind distribution would be subject to market and other risks, such as liquidity risk, before sale, and to incur transaction costs, including brokerage costs, when he or she converts the securities to cash. Gains or losses on the disposition of securities may also be tax reportable. Please see the SAI for additional details.

The Reinvestment Privilege May Help You Avoid Sales Charges

When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares of the same or another MainStay Fund without paying another sales charge (so long as (i) those shares have not been reinvested once already; (ii) your account is not subject to a 30-day block as described in "Excessive Purchases and Redemptions or Exchanges;" and (iii)

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you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed, you will receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes...but not risk-free. Telephone and internet redemption privileges are convenient, but with them you give up some security. When you sign the application to buy shares, you agree that the MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable for following phone instructions that NYLIM Service Company or its affiliates reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless we fail to use established safeguards for your protection. The following safeguards are among those currently in place at MainStay Funds:

• all phone calls with service representatives are recorded; and

• written confirmation of every transaction is sent to your address of record.

We reserve the right to suspend the MainStay Audio Response System and website at any time or if the systems become inoperable due to technical problems.

MainStay Money Market Fund Check Writing

You can sell shares of the MainStay Money Market Fund by writing checks for an amount that meets or exceeds the pre-set minimum stated on your check. You need to complete special forms to set up check writing privileges. You cannot close your account by writing a check. This option is not available for IRAs, CESAs, 403(b)(7)s or qualified retirement plans.

Information on Liquidity Fees and Redemption Gates for the MainStay Money Market Fund

Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the MainStay Money Market Fund (the “Fund”) of up to 2% or a redemption gate to temporarily suspend the right of redemption from the Fund for up to 10 business days (in any 90 day period) in the event that the Fund’s “weekly liquid assets” fall below certain required minimums because of market conditions or other factors.

If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Board, based on its determination that the liquidity fee and/or redemption gate is in the best interests of the Fund, may, as early as the same day: (i) impose a liquidity fee of no more than 2% on redemptions from the Fund; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets at the end of any business day, the Fund must impose, as of the beginning of the next business day, a liquidity fee of 1% on redemptions from the Fund, unless the Board (including a majority of Independent Trustees) determines that not doing so is in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) is in the best interests of the Fund.

The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time, if it believes such action to be in the best interests of the Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once the Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days (in any 90 day period). When a fee or a gate is in place, the Fund may determine to halt purchases and exchanges or to subject any purchases to certain conditions, including, for example, a written affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a redemption gate is in place for the Fund, shareholders may not be permitted to exchange into or out of the Fund. Any redemption requests submitted while a redemption gate is in place, including any checks written under established checkwriting privileges, will be cancelled without further notice. In that case, a new redemption request must be submitted to the Fund if you wish to redeem your shares after the redemption gate has been lifted. During periods when the Fund is imposing a liquidity fee, shareholders may exchange out of the Fund but will be subject to the applicable liquidity fee, which will reduce the value of the shares exchanged.

Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. The imposition and termination of a liquidity fee or redemption gate will be reported by the Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, the Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. Liquidity fees would reduce the amount you receive upon redemption of your shares. The Fund would retain the liquidity fees for the benefit of remaining shareholders.

The Board may, in its discretion, permanently suspend redemptions and liquidate the Fund, if, among other things, at the end of a business day the Fund has less than 10% of its total assets invested in weekly liquid assets.

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SHAREHOLDER SERVICES

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at newyorklifeinvestments.com/accounts, by contacting your financial adviser for instructions, or by calling us toll-free at 800-624-6782 for a form.

Systematic Investing—Individual Shareholders Only

MainStay offers four automatic investment plans:

1. AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

•   make regularly scheduled investments; and/or

•   purchase shares whenever you choose.

2. Dividend or Capital Gains Reinvestment

Automatically reinvest dividends, distributions or capital gains from one MainStay Fund into the same MainStay Fund or the same class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

3. Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

4. Systematic Exchange

Exchanges must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B, Class C or Class C2 shares at the time of the initial request. You may systematically exchange a share or dollar amount from one MainStay Fund into any other MainStay Fund in the same share class. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see "Exchanging Shares Among MainStay Funds" for more information.

Systematic Withdrawal Plan—Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B, Class C and Class C2 shares at the time of the initial request. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.

NYLIM Service Company acts as the agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any CDSC, if applicable.

The MainStay Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds

Exchanges will be based upon each MainStay Fund's NAV next determined following receipt of a properly executed exchange request.

Generally, you exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. Please note that certain MainStay Funds have higher investment minimums. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. If you choose to sell Class B, Class C or Class C2 shares and then separately buy Investor Class, Class A or Class A2 shares, you may have to pay a deferred sales charge on the Class B, Class C or Class C2 shares, as well as pay an initial sales charge on the purchase of Investor Class, Class A or Class A2 shares.

In addition, if you exchange Class B, Class C or Class C2 shares of a MainStay Fund into Class B or Class C shares of the MainStay Money Market Fund or if you exchange Investor Class shares or Class A shares of a MainStay Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B, Class C or Class C2 shares, as applicable, of another non-money market MainStay Fund. The holding period for purposes of determining conversion of Class B shares, Class C or Class C2 shares into Investor Class or Class A shares also stops until you exchange back into Class B shares, Class C or Class C2 shares of another non-money market MainStay Fund. Shareholders who hold Class C shares of a MainStay Fund may exchange those shares into Class C2 shares of another MainStay Fund, or vice versa, depending on eligibility at the time of the exchange. Likewise, shareholders who hold

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Class A shares of a MainStay Fund may exchange those shares into Class A2 shares of another MainStay Fund, or vice versa, depending on eligibility at the time of the exchange. The CDSC holding period applicable to any Class C or Class A shares will continue in the same manner when exchanged into Class A2 or Class C2 shares, or vice versa, subject to stoppage during any period such shares are exchanged into either Class C or Class A shares of the MainStay Money Market Fund, as described above.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain other open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof (provided such series is registered for sale in your state of residence or an exemption from registration is available) some of which are offered in this Prospectus and some of which are offered in separate prospectuses, including:

MainStay Balanced Fund

MainStay Candriam Emerging Markets Debt Fund

MainStay Candriam Emerging Markets Equity Fund

MainStay CBRE Global Infrastructure Fund

MainStay CBRE Real Estate Fund

MainStay Conservative Allocation Fund

MainStay Conservative ETF Allocation Fund

MainStay Cushing MLP Premier Fund

MainStay Defensive ETF Allocation Fund

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Equity Yield Fund

MainStay Epoch International Choice Fund

MainStay Epoch U.S. Equity Yield Fund

MainStay Equity Allocation Fund

MainStay Equity ETF Allocation Fund

MainStay Floating Rate Fund

MainStay Growth Allocation Fund

MainStay Growth ETF Allocation Fund

MainStay Income Builder Fund

MainStay MacKay California Tax Free Opportunities Fund*

MainStay MacKay Convertible Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay International Equity Fund

MainStay MacKay Intermediate Tax Free Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund**

MainStay MacKay S&P 500 Index Fund

MainStay MacKay Short Duration High Yield Fund

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Strategic Bond Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund

MainStay Moderate Allocation Fund

MainStay Moderate ETF Allocation Fund

MainStay Money Market Fund

MainStay Short Term Bond Fund

MainStay Winslow Large Cap Growth Fund

MainStay WMC Enduring Capital Fund

MainStay WMC Growth Fund

MainStay WMC International Research Equity Fund

MainStay WMC Small Companies Fund

MainStay WMC Value Fund

*  The Fund is registered for sale in AZ, CA, NV, OR, TX, UT WA, and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I only).

** The Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that MainStay Fund or are otherwise eligible for purchase. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax advisor on the consequences.

Before making an exchange request, read the prospectus of the MainStay Fund you wish to purchase by exchange. You can obtain a prospectus for any MainStay Fund by contacting your broker, financial adviser or other financial intermediary, by visiting newyorklifeinvestments.com or by calling the MainStay Funds at 800-624-6782. Following an exchange, the ongoing fees and expenses of the new MainStay Fund will differ from and may be higher or lower than those of the MainStay Fund that you previously held. The Prospectus relating to the new MainStay Fund includes information regarding the fees, expenses and other characteristics of the new MainStay Fund.

The exchange privilege is not intended as a vehicle for short-term trading, nor are the MainStay Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see "Excessive Purchases and Redemptions or Exchanges").

The MainStay Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge when exchanging shares.

Daily Dividend MainStay Fund Exchanges

If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for shares of the same class in another MainStay Fund, any dividends that have been declared but not yet distributed will be

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credited to the new MainStay Fund account. If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for shares of the same class in more than one MainStay Fund, undistributed dividends will be credited to the last MainStay Fund account that you exchange to.

We try to make investing easy by offering a variety of programs to buy, sell and exchange MainStay Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges

The MainStay Funds are not intended to be used as a vehicle for frequent, excessive or short-term trading (such as market timing). The interests of a MainStay Fund’s shareholders and the MainStay Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges (if applicable) of the MainStay Fund shares over the short term. The risks posed by excessive trading include the disruption of efficient implementation of a MainStay Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of portfolio investments, requiring a MainStay Fund to maintain higher levels of cash to meet redemption requests, experiencing increased transaction costs, all of which may adversely affect a MainStay Fund's performance to the detriment of long-term shareholders. These risks are more pronounced in MainStay Funds that invest in thinly-traded or foreign securities. Accordingly, the Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. Although MainStay Funds’ policies and procedures are designed to discourage frequent, excessive or short-term trading, there is no assurance that the MainStay Funds will be able to effectively detect such activity or participants engaged in such activity, or, if it is detected, to prevent its recurrence, particularly with respect to omnibus accounts as the MainStay Funds must rely on the cooperation of and/or information provided by third-parties, such as financial intermediaries or retirement plans. A MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

The MainStay Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the MainStay Funds. If an order is cancelled due to a violation of this policy, and such cancellation causes a monetary loss to a MainStay Fund, such loss may become the responsibility of the party that placed the transaction or the account owner. In addition, the MainStay Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in the Prospectuses) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect a MainStay Fund or its operations, including those from any individual or group who, in the MainStay Funds’ judgment, is likely to harm MainStay Fund shareholders.

The MainStay Funds, through New York Life Investments, the Transfer Agent and the Distributor, maintain surveillance procedures to detect frequent, excessive or short-term trading in MainStay Fund shares. As part of this surveillance process, the MainStay Funds examine transactions in MainStay Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time, including reviewing “round trips” in the MainStay Funds by investors. Round trips include purchases or exchanges into a MainStay Fund followed or preceded by a redemption or exchange out of the same MainStay Fund that is substantially similar in dollar terms. The MainStay Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a MainStay Fund may place a 30-day “block” on any account if, during any 30-day period, there is a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for at least an additional 30-day period in that MainStay Fund. The MainStay Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of frequent, excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the MainStay Funds will rely on a financial intermediary to apply the intermediary’s market timing procedures to an omnibus account. In certain cases, these procedures may be more or less restrictive than the MainStay Funds’ procedures.

In addition to these measures and other deterrents, the MainStay Funds may from time to time impose a redemption fee on redemptions or exchanges of MainStay Fund shares made within a certain period of time in order to deter frequent, excessive or short-term trading and to offset certain costs associated with such trading.

The MainStay Funds will seek to apply their frequent trading policies and procedures as uniformly as practicable to accounts with the MainStay Funds, with the following exceptions:

•   Short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund’s long-term shareholders;

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•   Purchases, reinvestments, redemptions and exchanges made on a systematic or automatic basis, such as dollar-cost averaging, dividend diversification and systematic withdrawals;

•   Certain purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap, advisory or bona fide asset allocation program;

•   Any transactions not initiated by a shareholder or registered representative, such as redemptions of shares to pay fund or account fees;

•   Permitted conversions of shares from one share class to another share class within the same MainStay Fund;

•   Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund;

•   Transactions in qualified tuition programs operating under Section 529 of the Internal Revenue Code; and

•   Transactions by fund of fund products where New York Life Investments or an affiliate is the program manager.

In addition, on a case-by-case basis, requests for one-time exceptions to the MainStay Funds’ frequent trading policies and procedures may be granted by the MainStay Funds’ Chief Compliance Officer based on the facts and circumstances of the request.

The MainStay Money Market Fund and the MainStay U.S. Government Liquidity Fund are intended for short-term investment horizons and do not monitor for nor prohibit short-term trading activity. Although these MainStay Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Apart from trading permitted or exceptions enumerated above in accordance with the MainStay Funds’ policies and procedures, no MainStay Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

Determining the MainStay Funds' Share Prices and the Valuation of Securities and Other Assets

Each MainStay Fund generally calculates its NAV at the Fund’s close (usually 4:00 pm Eastern time) every day the Exchange is open. The MainStay Funds do not calculate their NAVs on days on which the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of the net assets attributable to that class by the number of shares of that class outstanding on that day.

The value of a MainStay Fund's investments is generally based (in whole or in part) on current market prices (amortized cost, in the case of the MainStay Money Market Fund and other MainStay Funds that hold debt securities with a remaining maturity of 60 days or less). If current market values of a MainStay Fund’s investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the fair value of the investment will be determined in good faith in accordance with procedures approved by the Board. Changes in the value of a MainStay Fund's portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless New York Life Investments, in consultation with the Subadvisor(s) (if applicable), determines that a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. Consequently, the value of portfolio securities of a MainStay Fund may change on days when shareholders will not be able to purchase or redeem shares.

With respect to any portion of a MainStay Fund's assets invested in one or more Underlying Funds, the MainStay Fund's NAV is calculated based upon the NAVs of those Underlying Funds, except for exchange-traded Underlying Funds, which are generally valued based on market prices.

The Board has adopted valuation procedures establishing methodologies for the valuation of the MainStay Funds’ portfolio securities and other assets and has delegated day-to-day responsibility for fair value determinations to the MainStay Funds' Valuation Committee and Valuation Subcommittee. Determinations of these Committees are subject to review and ratification, if appropriate, by the Board at its next regularly scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets and the specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the MainStay Fund calculates its NAV or based on other considerations. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The MainStay Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain MainStay Funds, notably the MainStay International/Global Equity Funds, have fair valuation procedures which include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available. For Underlying Funds in which the MainStay Funds may invest, additional information about

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the circumstances when those Underlying Funds may use fair value pricing may be found in each Underlying Fund’s respective prospectus.

There may be other instances where market quotations are not readily available or standard pricing principles do not apply. Please see the SAI for additional information about the valuations of the MainStay Funds’ securities and other assets and on how NAV is calculated.

Portfolio Holdings Information

A description of the MainStay Funds' policies and procedures with respect to the disclosure of each of the MainStay Funds' portfolio securities holdings is available in the SAI. Generally, a complete schedule of each of the MainStay Funds' portfolio holdings will be made public on the MainStay Funds' website at newyorklifeinvestments.com 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-624-6782.

The MainStay Money Market Fund will post on the MainStay Funds' website its complete schedule of portfolio holdings as of the last business day of the prior month, no later than the fifth business day following month-end. MainStay Money Market Fund's postings will remain on the MainStay Funds' website for a period of at least six months after posting. Also, in the case of the MainStay Money Market Fund, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made immediately available to the public by the SEC, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the MainStay Funds’ website.

The portfolio holdings for MainStay Cushing MLP Premier Fund will be made public 60 days after quarter end.

The portfolio holdings for MainStay MacKay High Yield Corporate Bond Fund and MainStay Short Duration High Yield Fund will be made public 30 days after quarter end.

The portfolio holdings for MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund and MainStay Epoch U.S. Equity Yield Fund will be made public 15 days after month end.

The portfolio holdings for MainStay MacKay U.S. Infrastructure Bond Fund and MainStay Tax-Exempt Funds will be made public 60 days after month end.

All portfolio holdings will be posted on the appropriate MainStay Fund’s website and remain accessible until an updated shareholder report on Form N-CSR is filed or a Form N-PORT is filed.

OPERATION AS A MANAGER OF MANAGERS

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the MainStay Funds. The Manager and the MainStay Group of Funds, including the MainStay Funds that are covered by this Prospectus, have obtained an exemptive order (the “Order”) from the SEC permitting the Manager, on behalf of a MainStay Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). The Order supersedes a prior SEC exemptive order, which applied only to hiring, or modifying existing or future subadvisory agreements with unaffiliated subadvisors. In addition, pursuant to a no-action position issued by the staff of the SEC, Funds covered by this Prospectus may hire and modify any existing or future subadvisory agreement with subadvisors that are not Wholly-Owned Subadvisors, but are otherwise an “affiliated person” (as defined in the 1940 Act) of New York Life Investments (“Affiliated Subadvisors”) provided that certain conditions are met (“Interpretive Relief”). This authority is subject to certain conditions, including that each MainStay Fund will notify shareholders and provide them with certain information within 90 days of hiring a new subadvisor.

Certain MainStay Funds, including those listed in the table below, have approved operating under a manager-of-managers structure with respect to any affiliated or unaffiliated subadvisor, and may rely on the Order and Interpretive Relief as they relate to Wholly-Owned Subadvisors, Affiliated Subadvisors and unaffiliated subadvisors, while other MainStay Funds may rely on the Order only as it relates to unaffiliated subadvisors. Certain other MainStay Funds may not rely on any aspect of the Order without obtaining shareholder approval.

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	x

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Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**
MainStay Income Builder Fund		x
MainStay MacKay Convertible Fund		x
MainStay MacKay High Yield Corporate Bond Fund		x
MainStay MacKay International Equity Fund		x
MainStay MacKay Strategic Bond Fund		x
MainStay MacKay Tax Free Bond Fund		x
MainStay MacKay U.S. Infrastructure Bond Fund		x
MainStay Money Market Fund		x
MainStay Winslow Large Cap Growth Fund		x
MainStay WMC Enduring Capital Fund		x
MainStay WMC Value Fund		x

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**
MAINSTAY FUNDS TRUST
MainStay Balanced Fund		x
MainStay Candriam Emerging Markets Equity Fund	x
MainStay CBRE Global Infrastructure Fund	x
MainStay CBRE Real Estate Fund	x
MainStay Conservative Allocation Fund			x
MainStay Conservative ETF Allocation Fund	x
MainStay Cushing MLP Premier Fund		x
MainStay Defensive ETF Allocation Fund	x
MainStay Epoch Capital Growth Fund	x
MainStay Epoch Global Equity Yield Fund		x
MainStay Epoch International Choice Fund		x
MainStay Epoch U.S. Equity Yield Fund		x
MainStay Equity Allocation Fund			x
MainStay Equity ETF Allocation Fund	x
MainStay Floating Rate Fund			x
MainStay Growth Allocation Fund			x
MainStay Growth ETF Allocation Fund	x
MainStay MacKay California Tax Free Opportunities Fund		x
MainStay MacKay High Yield Municipal Bond Fund		x
MainStay MacKay Intermediate Tax Free Bond Fund	x
MainStay MacKay New York Tax Free Opportunities Fund		x
MainStay MacKay S&P 500 Index Fund			x
MainStay MacKay Short Duration High Yield Fund		x
MainStay MacKay Short Term Municipal Fund			x
MainStay MacKay Total Return Bond Fund			x
MainStay Moderate Allocation Fund			x
MainStay Moderate ETF Allocation Fund	x
MainStay Short Term Bond Fund			x
MainStay WMC Growth Fund	x
MainStay WMC International Research Equity Fund		x
MainStay WMC Small Companies Fund		x

* The shareholders of these MainStay Funds must separately approve the use of the Order as it relates to Wholly-Owned Subadvisors before it may be relied upon to hire, or to modify existing or future subadvisory agreements with, Wholly-Owned Subadvisors.

** The shareholders of each of these MainStay Funds must approve the operation of the respective MainStay Fund in accordance with the Order for the Manager and the MainStay Fund to rely on the Order as it relates to Wholly-Owned Subadvisors and/or unaffiliated subadvisors.

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FUND EARNINGS

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, pays this income to you as "dividends." The dividends paid by each MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.

Each Fund reserves the right to automatically reinvest dividend distributions of less than $10.00.

Dividends and Distributions

Each MainStay Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year to the extent that dividends and/or capital gains are available for distribution. For the purpose of seeking to maintain its share price at $1.00, among other things, the MainStay Money Market Fund will distribute all or a portion of its capital gains and may reduce or withhold any income and/or gains generated by its portfolio. The MainStay Funds declare and pay dividends as set forth below:

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least annually:

MainStay Candriam Emerging Markets Equity Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch International Choice Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay MacKay International Equity Fund, MainStay MacKay S&P 500 Index Fund, MainStay Moderate Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC International Research Equity Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least quarterly:

MainStay Balanced Fund, MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay MacKay Convertible Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least monthly:

MainStay Candriam Emerging Markets Debt Fund, MainStay Cushing MLP Premier Fund, MainStay Income Builder Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Strategic Bond Fund, MainStay MacKay Total Return Bond Fund and MainStay Short Term Bond Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared daily and paid at least monthly:

MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund and MainStay Money Market Fund

Dividends are generally paid during the last week of the month after a dividend is declared, except in December when they may be paid earlier in the month.

You generally begin earning dividends the next business day after the MainStay Funds receives your purchase request in good order.

Shareholders generally prefer to buy after the dividend payment. Shareholders may prefer to avoid buying shares shortly before a dividend payment because part of their investment may be returned in the form of a dividend, which may be taxable.

Capital Gains

The MainStay Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains

The MainStay Funds will normally declare and distribute any capital gains, if any, to shareholders annually, typically in December.

How to Take Your Earnings

You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial adviser (if permitted) or the MainStay Funds directly. The seven choices are:

1.  Reinvest dividends and capital gains in:

•   the same MainStay Fund; or

•   another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).

2. Take the dividends in cash and reinvest the capital gains in the same MainStay Fund.

3. Take the capital gains in cash and reinvest the dividends in the same MainStay Fund.

4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same MainStay Fund.

5. Take dividends and capital gains in cash.

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6. Reinvest all or a percentage of the capital gains in another MainStay Fund of your choice (subject to eligibility requirements and other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original MainStay Fund.

7. Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original MainStay Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same MainStay Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the MainStay Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.
UNDERSTAND THE TAX CONSEQUENCES

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay International/Global Equity Funds, MainStay Mixed Asset Funds, MainStay Money Market Fund, MainStay Taxable Bond Funds and MainStay U.S. Equity Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable law. If you are not a tax-exempt shareholder virtually all of the dividends and capital gains distributions you receive from the MainStay Funds are subject to tax, whether you take them as cash or automatically reinvest them. Distributions from a MainStay Fund's realized capital gains are subject to tax based on the length of time a MainStay Fund holds its investments, regardless of how long you hold MainStay Fund shares. Generally, if a MainStay Fund realizes long-term capital gains, the capital gains distributions are subject to tax as long-term capital gains; earnings realized from short-term capital gains and income generated on debt investments, dividend income and other sources are generally subject to tax as ordinary income upon distribution.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Funds may be treated as "qualified dividend income," which is subject to tax to individuals and certain other non-corporate shareholders at preferential rates, to the extent that such MainStay Funds earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. Individual and certain other non-corporate shareholders must also generally satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For certain corporate shareholders, a portion of the dividends received from the MainStay Funds may qualify for the corporate dividends received deduction if certain conditions are met. The maximum individual federal income tax rate applicable to qualified dividend income and long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Under certain circumstances, the MainStay Money Market Fund may impose a liquidity fee on Fund redemptions. A liquidity fee will reduce the amount a shareholder will receive upon the redemption of the shareholder’s shares, and will decrease the amount of any capital gain or increase the amount of any capital loss the shareholder will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by the Fund, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund earns liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the section entitled “Information on Liquidity Fees and Redemption Gates for the MainStay Money Market Fund” above for additional information regarding liquidity fees.

MainStay Tax-Exempt Funds

The MainStay Tax-Exempt Funds’ distributions to shareholders are generally expected to be exempt from regular federal income taxes, and in the case of MainStay MacKay California Tax Free Opportunities Fund and MainStay MacKay New York Tax Free Opportunities Fund, California and New York personal income taxes, respectively. A portion of the distributions may be subject to the alternative minimum tax. In addition, these MainStay Funds may also derive taxable income and/or capital gains. Distributions to shareholders of any such taxable income or capital gains would generally be subject to tax whether you take them as cash or automatically reinvest them. These MainStay Funds' realized earnings, if any, from capital gains are subject to tax based on the length of time such MainStay Fund holds investments, regardless of how long you hold MainStay Fund shares. If any of the MainStay Tax-Exempt Funds realize long-term capital gains, the earnings distributions are subject to tax as long-term capital gains; earnings from short-term capital gains and taxable income generated on debt investments and other sources are generally subject to tax as ordinary income upon distribution. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay Tax-Exempt Fund to purchase or carry shares of such a Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

"Tax-Free" Rarely Means "Totally Tax-Free"

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•   A tax-free fund or municipal bond fund may earn taxable income—in other words, you may have taxable income even from a generally tax-free fund.

•   Tax-exempt dividends may still be subject to state and local taxes.

•   Any time you sell shares—even shares of a tax-free fund—you will generally be subject to tax on any gain (the rise in the share price above the price at which you purchased the shares).

•   If you sell shares of a tax-free fund at a loss after receiving a tax-exempt dividend, and you have held the shares for six months or less, then you may not be allowed to claim a loss on the sale.

•   Some tax-exempt income may be subject to the alternative minimum tax.

•   Capital gains declared in a tax-free fund are not tax-free.

•   Acquisitions of municipal securities at a market discount may also result in ordinary income.

MainStay MacKay California Tax Free Opportunities Fund

So long as, at the close of each quarter of the MainStay MacKay California Tax Free Opportunities Fund’s taxable year, at least 50% of the value of the MainStay MacKay California Tax Free Opportunities Fund’s assets consists of California municipal bonds, distributions not exceeding the interest received on such California municipal bonds less deductible expenses allocable to such interest will be treated as interest excludable from the income of California residents for purposes of the California personal income tax. Such distributions paid to a shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. Interest income from other investments may produce taxable dividend distributions. If you are subject to income tax in a state other than California, distributions derived from interest on California municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Distributions of taxable income and capital gains will be subject to tax at ordinary income tax rates for California state income tax purposes. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of that Fund generally will not be deductible for California personal income tax purposes. Interest on indebtedness incurred or continued to be incurred by a shareholder of MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of the Fund is not deductible to the extent that it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay New York Tax Free Opportunities Fund seeks to comply with certain state tax requirements so that individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund that are residents of New York State will not be subject to New York State income tax on distributions that are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, MainStay MacKay New York Tax Free Opportunities Fund will invest in New York State or municipal bonds. Individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund who are residents of New York City will also be able to exclude such distributions for New York City personal income tax purposes. Distributions by MainStay MacKay New York Tax Free Opportunities Fund derived from interest on obligations exempt from taxation by New York State may be subject to New York State and New York City taxes imposed on corporations. If you are subject to tax in a state other than New York, any distributions by the Fund derived from interest in New York municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Interest on indebtedness incurred or continued to be incurred by a shareholder of the MainStay MacKay New York Tax Free Opportunities Fund to purchase or carry shares of that Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Short Term Municipal Fund will normally invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of tax-exempt municipal debt securities, including securities with special features (e.g., puts and variable or floating rates) which have price volatility characteristics similar to debt securities. At least 50% of the MainStay MacKay Short Term Municipal Fund’s total assets must be invested in tax-exempt municipal securities as of the end of each fiscal quarter in order for the MainStay MacKay Short Term Municipal Fund to be able to pay distributions from its net tax-exempt income. Although the MainStay MacKay Short Term Municipal Fund normally will seek to qualify to pay distributions from its net tax-exempt income, there is no guarantee that the MainStay MacKay Short Term Municipal Fund will achieve such result. Distributions of net income from taxable bonds would be taxable as ordinary income. All distributions by the MainStay MacKay Short Term Municipal Fund, including any distributions from tax-exempt income, may be includible in taxable income for purposes of the federal alternative minimum tax. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay MacKay Short Term Municipal Fund to purchase or carry shares of that Fund is not deductible to the extent it is deemed related to the MainStay MacKay Short Term Municipal Fund’s distributions from tax-exempt income.

MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. If you are not a tax-exempt shareholder, virtually all of the dividends and capital gains distributions you receive from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds are subject to tax, whether you take them as cash or automatically

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reinvest them. These MainStay Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds and Underlying ETFs. Distributions of the long-term capital gains of the MainStay Asset Allocation Funds, MainStay ETF Asset Allocation Funds or Underlying Funds and Underlying ETFs will generally be subject to tax as long-term capital gains. The maximum individual federal income tax rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Other distributions, including short-term capital gains, will be subject to tax as ordinary income. The structure of these MainStay Funds and the reallocation of investments among Underlying Funds and Underlying ETFs could affect the amount, timing and character of distributions.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds may be treated as "qualified dividend income," which is currently taxable to individuals at preferential rates, to the extent that the Underlying Funds and Underlying ETFs earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding periods and other requirements are met. The shareholder must also satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For U.S. corporate shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds may qualify for the corporate dividends received deduction. The maximum individual federal income tax rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

MainStay Cushing MLP Premier Fund

Because of the Fund’s focus in MLPs, it has historically not been eligible to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. However, beginning with the tax year which runs from December 1, 2020 through November 30, 2021, the Fund intends to invest in a manner consistent with, and otherwise comply with, the requirements to allow it to elect to be treated as a RIC, thereby avoiding taxation as a C-corporation under the Internal Revenue Code. As a RIC beginning with the tax year which runs from December 1, 2020 through November 30, 2021, the Fund generally will not pay corporate-level federal income taxes on any ordinary income or capital gains that is distributed to shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In accordance with the tax requirements applicable to a RIC, the Fund will, as of the end of each quarter of its taxable year going forward, invest no more than 25% of the value of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships, which are treated as partnerships for U.S. federal income tax purposes and are defined more specifically in the provisions applicable to RICs.

To the extent that the MLP Premier Fund invests in the equity securities of an MLP, the MLP Premier Fund will be a partner in such MLP. Accordingly, the MLP Premier Fund will be required to include in its taxable income the MLP Premier Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the MLP Premier Fund. Based upon a review of the historic results of the type of MLPs in which the MLP Premier Fund intends to invest, the MLP Premier Fund expects that the cash distributions it will receive with respect to an investment in equity securities of MLPs will exceed the taxable income allocated to the MLP Premier Fund from such MLPs.

The MLP Premier Fund will recognize a gain or loss on the sale, exchange or other taxable disposition of an equity security of an MLP equal to the difference between the amount realized by the MLP Premier Fund on the sale, exchange or other taxable disposition and the MLP Premier Fund’s adjusted tax basis in such equity security. The amount realized by the MLP Premier Fund generally will be the amount paid by the purchaser of the equity security plus the MLP Premier Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The MLP Premier Fund’s tax basis in its equity securities in an MLP is generally equal to the amount the MLP Premier Fund paid for the equity securities, (a) increased by the MLP Premier Fund’s allocable share of the MLP’s net taxable income and certain MLP nonrecourse debt, if any, and (b) decreased by the MLP Premier Fund’s allocable share of the MLP’s net losses, any decrease in the amount of MLP nonrecourse debt allocated to the MLP Premier Fund, and any distributions received by the MLP Premier Fund from the MLP. Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund's taxable income (and earnings and profits), but those deductions may be recaptured in the Fund's income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, the Fund may realize taxable income and distributions to the Fund's shareholders may be taxable, even though the shareholders at the time of the recapture might not have held Shares in the Fund at the time the deductions were taken by the Fund, and even though the Fund does not have corresponding economic gain on its investment at the time of the recapture. Such taxable income from recapture may be realized even if an MLP interest is sold at a loss or may exceed the gain if the MLP interest is sold at a gain. Losses allocated to the Fund from one MLP investment will carry forward as separate activity passive losses until such investment generates income or is itself sold, with such losses not being available in the meantime to offset income or gains allocated to the Fund from other MLP investments. Any distribution by an MLP to the MLP Premier Fund in excess of the MLP Premier Fund’s allocable share of such MLP’s net taxable income will decrease the MLP Premier Fund’s tax basis in the MLP equity security and, as a result, increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of the equity security in the MLP by the MLP Premier Fund. If the MLP Premier Fund is required to sell

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equity securities in the MLPs to meet redemption requests, the MLP Premier Fund likely will recognize income and/or realized gain or losses for U.S. federal income tax purposes.

The MLP Premier Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iii) cause the MLP Premier Fund to recognize income or gain without a corresponding receipt of cash, (iv) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, and (v) adversely alter the characterization of certain complex financial transactions.

Tax Reporting and Withholding (All MainStay Funds)

We will mail your tax report for each calendar year by February 15 of the following calendar year. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which portion, if any, as qualified dividends, and which portion, if any, as long-term capital gains.

For MainStay Fund shares acquired January 1, 2012 or later, cost basis will be reported to you and the IRS for any IRS Form 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the MainStay Funds’ default method (i.e., average cost if available) will be used.

The MainStay Funds may be required to withhold U.S. federal income tax, currently at the rate of 24%, of all taxable distributions payable to you if you fail to provide the MainStay Funds with your correct taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. Shareholders will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under a tax treaty if applicable) on dividends paid by the MainStay Funds.

The MainStay Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain entities that fail to comply (or to be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the MainStay Funds to determine whether withholding is required.

Return of Capital (All MainStay Funds)

If a MainStay Fund's distributions exceed its taxable income and capital gains realized in any year, such excess distributions generally will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell shares.

Tax Treatment of Exchanges (All MainStay Funds)

An exchange of shares of one MainStay Fund for shares of another generally will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain or loss on the transaction will be tax reportable by a shareholder if you are not a tax-exempt shareholder.

Medicare Tax (All MainStay Funds)

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a MainStay Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

General U.S. Tax Treatment U.S. Nonresident Shareholders (All MainStay Funds)

Non-U.S. shareholders generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income, and may be subject to estate tax with respect to their MainStay Fund shares. However, non-U.S. shareholders may not be subject to U.S. federal withholding tax on certain distributions derived from certain U.S. source interest income and/or certain short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Moreover, depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as derived from such U.S. interest income or from such short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. shareholders.

Non-U.S. shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. The

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MainStay Funds are also required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

Seek professional assistance. Your financial adviser can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax advisor. For additional information on federal, state and local taxation, see the SAI.
Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

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WHO RUNS THE FUNDS' DAY-TO-DAY BUSINESS?

The Board oversees the actions of the Manager, the Subadvisors and the Distributor and decides on general policies governing the operations of the Funds. The Board also oversees the Funds' officers, who conduct and supervise the daily business of the Funds.

New York Life Investments is located at 51 Madison Avenue, New York, New York 10010. New York Life Investments, a Delaware limited liability company, commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of December 31, 2020, New York Life Investments and its affiliates managed approximately $649.4 billion in assets.

In accordance with the stated investment objectives, policies and restrictions of the Funds and subject to the oversight of the Board, the Manager provides various advisory services to the Funds. The Manager is responsible for, among other things, managing all aspects of the advisory operations of each Fund and the composition of the investment portfolio of each Fund. The Manager has delegated certain advisory duties with regard to certain Funds (including management of all or a portion of a Fund’s assets) to the Subadvisors. The Manager supervises the services provided by the Subadvisors by performing due diligence, evaluating the performance of the Subadvisors and periodically reporting to the Board regarding the results of the Manager’s evaluation and monitoring functions. The Manager periodically makes recommendations to the Board regarding the renewal, modification or termination of agreements with the Subadvisors.

The Manager is responsible for providing (or procuring) certain administrative services, such as furnishing the Funds with office facilities and ordinary clerical, bookkeeping and recordkeeping services. In addition, the Manager is responsible for maintaining certain financial, accounting and other records for the Funds and providing various compliance services.

The Manager pays the Funds' Chief Compliance Officer’s compensation (a portion of which is reimbursed by the Funds), the salaries and expenses of all personnel affiliated with the Funds, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Funds, including the fees paid to the Subadvisors. Pursuant to a management agreement with each Fund, the Manager is entitled to receive fees from each Fund, accrued daily and payable monthly.

For the fiscal year ended October 31, 2020, each Fund paid the Manager an effective management fee (exclusive of any applicable waivers / reimbursements) for services performed as a percentage of the average daily net assets of the Fund as follows:

Effective Rate Paid for the Year Ended October 31, 2020
MainStay Candriam Emerging Markets Equity Fund	1.00%
MainStay Epoch Capital Growth Fund	0.75%
MainStay Epoch Global Equity Yield Fund	0.70%
MainStay Epoch International Choice Fund	0.80%
MainStay Epoch U.S. Equity Yield Fund	0.69%
MainStay MacKay International Equity Fund	0.89%
MainStay MacKay S&P 500 Index Fund	0.16%
MainStay Winslow Large Cap Growth Fund	0.62%
MainStay WMC Enduring Capital Fund[1]	0.55%
MainStay WMC Growth Fund[2]	0.68%
MainStay WMC International Research Equity Fund[3]	1.10%
MainStay WMC Small Companies Fund[4]	0.80%
MainStay WMC Value Fund[5]	0.76%

1. Effective March 5, 2021, the MainStay MacKay Common Stock Fund changed its name to MainStay WMC Enduring Capital Fund.

2. Effective March 5, 2021, the MainStay MacKay Growth Fund changes its name to MainStay WMC Growth Fund.

3. Effective March 5, 2021, the MainStay MacKay International Opportunities Fund changed its name to MainStay WMC International Research Equity Fund and reduced its management fee from 1.10% on all assets to 0.75% on all assets.

4. Effective March 5, 2021, the MainStay MacKay Small Cap Core Fund changed its name to MainStay WMC Small Companies Fund.

5. Effective April 26, 2021, the MainStay MAP Equity Fund changed its name to MainStay WMC Value Fund, reduced its management fee from 0.75% on assets up to $1 billion; 0.70% on assets from $1 billion to $3 billion; and 0.675% on assets over $3 billion to 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion and also eliminated the separate fund accounting service arrangement.

For information regarding the basis of the Board's approval of the management agreement and subadvisory agreement(s) for each Fund, please refer to each Fund's Semi-Annual Report to shareholders for the fiscal period ended April 30, 2020.

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The Manager is not responsible for records maintained by the Subadvisors, custodian, transfer agent or dividend disbursing agent except to the extent expressly provided in the management agreement between the Manager and the Funds.

Pursuant to an agreement with New York Life Investments, JPMorgan Chase Bank, N.A., 383 Madison Avenue, New York, New York 10179 ("JPMorgan") provides sub-administration and sub-accounting services for the Funds. These services include, among other things, calculating daily NAVs of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, JPMorgan is compensated by New York Life Investments.

ADDITIONAL INFORMATION REGARDING FEE WAIVERS

Voluntary

Except as otherwise stated, each voluntary waiver or reimbursement discussed below may be discontinued at any time.

New York Life Investments has agreed to voluntarily waive fees and/or reimburse expenses of the appropriate class of certain MainStay Funds so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the percentages of average daily net assets set forth below.

MainStay Epoch International Choice Fund: Class R1, 1.05%; and Class R2, 1.30%

MainStay MacKay International Equity Fund: Investor Class, 1.85%; Class B, 2.60%; Class C, 2.60%; and SIMPLE Class, 2.10%

MainStay MacKay S&P 500 Index Fund: Investor Class, 0.70%; and SIMPLE Class, 0.95%

MainStay Winslow Large Cap Growth Fund: Class R1, 0.95%

MainStay WMC Enduring Capital Fund: Investor Class, 1.85%; Class B, 2.60%; Class C, 2.60%; and SIMPLE Class, 2.10%

MainStay WMC Growth Fund: Class I, 0.92%

MainStay WMC International Research Equity Fund: Investor Class, 1.95%; Class C, 2.70%; and SIMPLE Class, 2.20%

Prior to the effective date of their current voluntary expense waiver/reimbursement arrangements, certain MainStay Funds had different arrangements in place.

Contractual

In addition to contractual waivers described elsewhere in this Prospectus, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the appropriate class of certain MainStay Funds so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the percentages of average daily net assets set forth below:

MainStay Epoch International Choice Fund: Class I, 0.95%.

MainStay MacKay S&P 500 Index Fund: Class A, 0.60%, with an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes, except Class R6.

MainStay Winslow Large Cap Growth Fund: Class I, 0.88%. In addition, New York Life Investments has contractually agreed to waive a portion of its management fee for the Fund so that the management fee does not exceed 0.550% on assets from $11 billion to $13 billion; and 0.525% on assets over $13 billion.

MainStay WMC International Research Equity Fund: Class A, 1.85%, with an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes except for Class I shares.

All Funds: Class R6

Except as otherwise stated in this Prospectus, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I.

New York Life Investments has contractually agreed to limit the transfer agency expenses charged to any Fund’s share class to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level reimbursements or small account fees.

These agreements will remain in effect until February 28, 2022, except the agreements for MainStay WMC Growth Fund and MainStay WMC International Research Equity Fund, which will remain in effect until February 28, 2023, and shall renew

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automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Funds.

Under the supervision of the Manager, the Subadvisors listed below are responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Funds they oversee. For these services, each Subadvisor is paid a monthly fee by the Manager out of its management fee, not by the Funds. See the SAI for a breakdown of fees.

Candriam Belgium S.A. (“Candriam Belgium”) is located at Avenue des Arts 58, 1000 Brussels, Belgium. Candriam Belgium is a part of Candriam Investors Group, a leading pan-European multi-specialist asset manager with a 20-year track record and a team of approximately 500 experienced professionals. As of December 31, 2020, Candriam Belgium had $116.6 billion in regulatory assets under management. Candriam Belgium is the subadvisor to the MainStay Candriam Emerging Markets Equity Fund.

Epoch Investment Partners, Inc. ("Epoch") is located at 399 Park Avenue, New York, New York 10022. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. As of December 31, 2020, Epoch managed approximately $31.5 billion in assets. Epoch is the subadvisor to the MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund and MainStay Epoch U.S. Equity Yield Fund.

MacKay Shields LLC ("MacKay Shields") is located at 1345 Avenue of the Americas, New York, New York 10105. MacKay Shields was privately held until 1984 when it became a subsidiary of New York Life. As of December 31, 2020, MacKay Shields managed approximately $153.6 billion in assets. MacKay Shields is the subadvisor to the MainStay MacKay International Equity Fund and MainStay MacKay S&P 500 Index Fund.

Wellington Management Company LLP (“Wellington”) has its principal offices at 280 Congress Street, Boston, Massachusetts 02210. As of December 31, 2020, Wellington had over $1 trillion of assets under management. Wellington is the subadvisor to the MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC International Research Equity Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund.

Winslow Capital Management, LLC ("Winslow Capital") is located at 4400 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402. Winslow Capital has been an investment adviser since 1992, and is a wholly-owned subsidiary of Nuveen, LLC (“Nuveen”). As of October 1, 2014, Nuveen is an indirect subsidiary of TIAA. As of December 31, 2020, Winslow Capital managed approximately $27.9 billion in assets. Winslow is the subadvisor to the MainStay Winslow Large Cap Growth Fund.

PORTFOLIO MANAGER BIOGRAPHIES

The following section provides biographical information about the Funds’ portfolio managers. Additional information regarding the portfolio managers' compensation, other accounts they manage and their ownership of shares of the Funds is available in the SAI.

Lee Baker

Mr. Baker has managed the MainStay MacKay S&P 500 Index Fund since 2008. He is a Director at MacKay Shields and has been with the firm or its predecessors since 2005. Mr. Baker is responsible for enhancing the algorithmic trading process for the portfolio management teams. Mr. Baker received his BA in Economics from Occidental College. He has been in the investment management industry since 1998.

Steven D. Bleiberg

Mr. Bleiberg has been a portfolio manager of the MainStay Epoch Capital Growth Fund since 2016. Mr. Bleiberg joined Epoch Investment Partners in 2014, where he is Managing Director and Portfolio Manager. Prior to joining Epoch, Mr. Bleiberg was a portfolio manager with Legg Mason. Mr. Bleiberg holds an AB from Harvard and an MS from the Sloan School of Management at MIT with a concentration in Finance.

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William J. Booth, CFA

Mr. Booth has been a portfolio manager of the MainStay Epoch International Choice Fund since 2017. Mr. Booth joined Epoch in 2009, where he is a Managing Director, Co-Chief Investment Officer and Portfolio Manager. Prior to joining Epoch, Mr. Booth was a consumer and retail analyst at PioneerPath Capital, which is a long/short equity hedge fund. Mr. Booth holds a BS in Chemical Engineering from Yale University and an MBA from New York University’s Leonard N. Stern School of Business. He also holds the Chartered Financial Analyst® (“CFA®”) designation.

Jan Boudewijns

Mr. Boudewijns has managed the MainStay Candriam Emerging Markets Equity Fund since 2017. He has served as Head of Emerging Markets Equity Management for Candriam Investors Group since 2003. Mr. Boudewijns joined Candriam (formerly Bank BACOB) in 1984 and became Fund Manager in 1988 and Senior Fund Manager in 1990. He has experience in Emerging Markets since 1994 and 35 years of investment experience. Mr. Boudewijns graduated with an Agricultural Engineering degree from Katholieke Universiteit Leuven, Belgium.

Patrick M. Burton, CFA

Mr. Burton is a Senior Managing Director and portfolio manager/equity analyst of Winslow Capital and has been with the firm since 2010. Mr. Burton has been part of the investment management team for the MainStay Winslow Large Cap Growth Fund since 2013. Prior to joining Winslow Capital, Mr. Burton was a Senior Equity Research Analyst at Thrivent Asset Management from 2009 to 2010. Prior to that, Mr. Burton was a Managing Director with Citigroup Investments from 1999 to 2009. Mr. Burton received his BS with distinction in Finance from the University of Minnesota. He is also a CFA® charterholder.

Peter W. Carpi, CFA

Mr. Carpi has managed the MainStay WMC Small Companies Fund since March 2021. He is a Managing Director and Portfolio Manager and joined Wellington in 2005. Mr. Carpi has 18 years of investment management experience. He earned his MBA from Stanford University (2005) and his BSE in electrical engineering from the University of Pennsylvania (Moore, 2000). Additionally, Mr. Carpi holds the Chartered Financial Analyst designation

Carlos Garcia-Tunon, CFA

Mr. Garcia-Tunon is a Senior Managing Director at MacKay Shields and Head of the Fundamental Equity Team, as well as the team’s Lead Portfolio Manager. He has been a portfolio manager for the MainStay MacKay International Equity Fund since 2013. Prior to 2011, Mr. Garcia-Tunon was a Vice President and Portfolio Manager at Morgan Stanley Investment Management, focusing on international and global equities. He received his MBA from the Wharton School of the University of Pennsylvania, where he was a Robert Toigo Foundation fellow, and obtained his BS in finance from Georgetown University. He has been in the investment management industry since 1999. He is a CFA® charterholder.

Adam H. Illfelder, CFA

Mr. Illfelder has managed the MainStay WMC Value Fund since April 2021. He is Senior Managing Director and Portfolio Manager and joined Wellington in 2005. Mr. Illfelder has 23 years of investment management experience. He earned his MBA from Northwestern University (Kellogg, 2001) and his BS in economics from the University of Pennsylvania (1997). Additionally, Mr. Illfelder is a CFA® charterholder and is a member of the CFA Institute.

Justin H. Kelly, CFA

Mr. Kelly is the Chief Executive Officer, Chief Investment Officer, and a portfolio manager of Winslow Capital, and has been with the firm since 1999. Mr. Kelly has been part of the investment management team for the MainStay Winslow Large Cap Growth Fund since 2005. Mr. Kelly graduated summa cum laude from Babson College in 1993 with a BS in Finance/Investments. He is also a CFA® charterholder.

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Ian Murdoch, CFA

Mr. Murdoch is a Managing Director at MacKay Shields and has been a portfolio manager for the MainStay MacKay International Equity Fund since 2017. Mr. Murdoch has been with the firm, including predecessor entities, since 2009. He received his BA from Columbia University. He has been in the investment management industry since 2000. He is a CFA® charterholder.

Francis J. Ok

Mr. Ok has managed the MainStay MacKay S&P 500 Index Fund since 1996. Mr. Ok is a Managing Director at MacKay Shields and has been with the firm or its predecessors since 1994. Mr. Ok is also responsible for managing and running the equity trading desk. Mr. Ok holds a BS in Economics from Northeastern University.

Glen Petraglia, CFA

Mr. Petraglia has been a portfolio manager of the MainStay Epoch International Choice Fund since 2018. He is a Managing Director, portfolio manager and senior equity research analyst of Epoch Investment Partners, Inc. Prior to joining Epoch in 2014, Mr. Petraglia was a generalist portfolio manager and an analyst at Standard Life Investments in Boston, where he focused on consumer staples, restaurants and regional banks. Before Standard Life, he held positions at Citigroup and Nabisco. He received his BS from Providence College and an MBA from New York University’s Leonard N. Stern School of Business. Mr. Petraglia is a CFA® charterholder.

William W. Priest, CFA

Mr. Priest has been a portfolio manager of the MainStay Epoch Global Equity Yield Fund and MainStay Epoch U.S. Equity Yield Fund since 2009, and the MainStay Epoch Capital Growth Fund since 2016. Mr. Priest founded Epoch in 2004, where he is Chief Executive Officer, Co-Chief Investment Officer and Portfolio Manager. Mr. Priest is a graduate of Duke University and the University of Pennsylvania's Wharton School of Business. He is also a CFA® charterholder.

Mary L. Pryshlak, CFA

Ms. Pryshlak has managed the MainStay WMC International Research Equity Fund since March 2021. She is a Senior Managing Director and Head of the Investment Research group at Wellington. Ms. Pryshlak joined Wellington in 2004 and had 27 years of investment management experience. She received her BA in economics and French from Rutgers College (1993). Ms. Pryshlak also holds the Chartered Financial Analyst designation and is a member of the Association of Insurance and Financial Analysts (AIFA), the CFA Institute, and the CFA Society Boston.

Lawrence Rosenberg, CFA

Mr. Rosenberg is a Managing Director at MacKay Shields and has been a portfolio manager for the MainStay MacKay International Equity Fund since 2017. Mr. Rosenberg has been with the firm, including predecessor entities, since 2008. He received a BS in Electrical Engineering from The Johns Hopkins University and obtained a Bachelor in Music from The Peabody Conservatory of Music. He has been in the investment management industry since 1998 and is a CFA® charterholder.

Lamine Saidi

Mr. Saidi has managed the MainStay Candriam Emerging Markets Equity Fund since 2017. He has served as Senior Fund Manager in charge of Emerging Latin America for Candriam Investors Group since 2005. Mr. Saidi has over 11 years of Emerging Markets experience. He was previously with Fortis Investment and Swisscorp Financial Advisory. Mr. Saidi graduated with an undergraduate degree in Banking and Financial Econometrics and a Master’s degree in Finance from University of Aix-en-Provence in France.

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Philip Screve

Mr. Screve has managed the MainStay Candriam Emerging Markets Equity Fund since 2017. He has served as Senior Fund Manager in charge of Central and East European Emerging Markets for Candriam Investors Group since 2003. Mr. Screve joined Candriam (formerly Bank BACOB) in 1992 and has been a Senior Equity Fund Manager since 1998. He has over 18 years of Emerging Markets experience. Mr. Screve holds a Master’s degree in Commerce and Finance from the Vlekho Business School in Belgium.

David J. Siino, CFA, CAIA

Mr. Siino has been a portfolio manager of the MainStay Epoch Capital Growth Fund since 2016. Mr. Siino joined Epoch in 2007, where he is a Managing Director, Portfolio Manager and Senior Research Analyst. Prior to joining Epoch in 2007, Mr. Siino was a research analyst with Gabelli & Company where he was responsible for covering the financial services sector, overseeing the automotive sector research team and making buy/sell recommendations for the Gabelli mutual funds. Mr. Siino holds a BA from Hofstra University and an MBA from Baruch College. He is also a CFA®charterholder and a Chartered Alternative Investment Analyst.

Andrew J. Shilling, CFA

Mr. Shilling has managed MainStay WMC Growth Fund since March 2021. He is a Senior Managing Director and Equity Portfolio Manager and joined Wellington in 1999. Mr. Shilling has 29 years of investment management experience. He earned his MBA from Dartmouth College (Tuck, 1994) and his BA in economics, cum laude, from Amherst College (1989). Additionally, Mr. Shilling holds the Chartered Financial Analyst designation.

John Tobin, PhD, CFA

Mr. Tobin has been a portfolio manager for the MainStay Epoch U.S. Equity Yield Fund since 2013 and the MainStay Epoch Global Equity Yield Fund since 2014. Mr. Tobin joined Epoch in 2012 and is a Managing Director, Portfolio Manager and Senior Research Analyst. His primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Mr. Tobin has over 34 years of experience. Mr. Tobin received AB, AM and PhD degrees in Economics from Fordham University and is a CFA® charterholder.

Kera Van Valen, CFA

Ms. Van Valen has been a portfolio manager of the MainStay Epoch U.S. Equity Yield Fund since 2013 and the MainStay Epoch Global Equity Yield Fund since 2014. Ms. Van Valen joined Epoch in 2005 and is a Managing Director, Portfolio Manager and Senior Research Analyst. Her primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining the Global Equity team, Ms. Van Valen was an analyst within Epoch’s Quantitative Research & Risk Management team. Ms. Van Valen received her BA in Mathematics from Colgate University and her MBA from Columbia Business School and is a CFA® charterholder.

Michael A. Welhoelter, CFA

Mr. Welhoelter has been a portfolio manager of the MainStay Epoch Global Equity Yield Fund and the MainStay Epoch U.S. Equity Yield Fund since 2009, the MainStay Epoch Capital Growth Fund since 2016, and the MainStay Epoch International Choice Fund since 2017. Mr. Welhoelter joined Epoch in 2005 and is a Managing Director, Co-Chief Investment Officer, Portfolio Manager and Head of Risk Management. Mr. Welhoelter holds a BA in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts. Mr. Welhoelter is also a CFA® charterholder.

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Mark A. Whitaker, CFA

Mr. Whitaker has managed MainStay WMC Enduring Capital Fund since March 2021. He is a Senior Managing Director and Equity Portfolio Manager and joined Wellington in 2004. Mr. Whitaker has 19 years of investment management experience. He earned his MBA from Stanford University (2004) and his BS in business administration from the University of Kansas, Lawrence (1999). Additionally, Mr. Whitaker holds the Chartered Financial Analyst designation.

Jonathan G. White, CFA

Mr. White has managed the MainStay WMC International Research Equity Fund since March 2021. He is a Managing Director and the Director of the Research Portfolios for Investment Research group at Wellington. Mr. White joined Wellington in 1999 and has 26 years of investment management experience. He received his MBA, magna cum laude, from Babson College (Olin, 2002) and his BBA in finance, cum laude, from the University of Massachusetts (1994). Additionally, he holds the Chartered Financial Analyst designation.

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MAINSTAY WMC ENDURING CAPITAL FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Wellington Public Permanent Capital Composite is provided to illustrate the past performance of Wellington, the MainStay WMC Enduring Capital Fund’s Subadvisor, in managing all accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Wellington has managed discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since September 2019. Mark Whitaker is the current portfolio manager of the accounts. Since inception of the accounts, no other person played a significant role in achieving the accounts’ performance. The accounts are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

The performance of the Composite is compared against the Russell 3000 Index, the Composite’s primary benchmark. The performance of the Fund is compared against the S&P 500 Index, the Fund’s primary benchmark. While not managed to a specific Index, Wellington believes that the S&P 500 Index provides a suitable reference benchmark for the Fund. The S&P 500 Index is a capitalization-weighted Index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 3000 Index and S&P 500 Index are unmanaged and it is not possible to invest directly in an index.

The net and gross of fees performance reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

AS EXPLAINED ABOVE, THE HISTORICAL PERFORMANCE OF THE COMPOSITE IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUTURE RESULTS.

The Fund’s actual performance may differ significantly from the past performance of the Composite.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	S&P 500 Index (Gross)	Russell 3000 Index (Gross)
2020	18.58%	19.16%	18.40%	20.89%

Annualized Returns as of 12/31/2020
1 Year	18.58%	19.16%	18.40%	20.89%
Since Inception (9/30/2019)	20.27%	20.86%	22.70%	24.78%

Note: The Composite is composed of five or fewer discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The accounts are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

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MAINSTAY WMC GROWTH FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Wellington Growth Composite is provided to illustrate the past performance of Wellington, the MainStay WMC Growth Fund’s Subadvisor, in managing all accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Wellington has managed discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since December 1984. Andrew Shilling is the current portfolio manager of the accounts. Since inception of the accounts, Robert Rands acted as a portfolio manager from December 1984 until December 2006, and David Scudder acted as a portfolio manager from December 1984 until December 1998. The Composite includes accounts that are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

The performance of the Composite is compared against the Russell 1000 Growth Index, the Composite’s and the Fund’s primary benchmark. Wellington believes that the Russell 1000 Growth Index aligns with the Fund’s market cap and growth orientation over time. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. The Russell 1000 Growth Index is unmanaged and it is not possible to invest directly in an index.

The net and gross of fees performance reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

AS EXPLAINED ABOVE, THE HISTORICAL PERFORMANCE OF THE COMPOSITE IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUTURE RESULTS.

The Fund’s actual performance may differ significantly from the past performance of the Composite.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	Russell 1000 Growth Index (Gross)
2020	42.94%	43.78%	38.49%
2019	40.69%	41.52%	36.39%
2018	1.56%	2.17%	-1.51%
2017	34.32%	35.10%	30.21%
2016	0.23%	0.84%	7.08%
2015	10.42%	11.08%	5.67%
2014	12.27%	12.94%	13.05%
2013	36.10%	36.90%	33.48%
2012	19.17%	19.88%	15.26%
2011	-8.73%	-8.17%	2.64%

Annualized Returns as of 12/31/2020
1 Year	42.94%	43.78%	38.49%
5 Years	22.42%	23.15%	21.00%
10 Years	17.57%	18.27%	17.21%
Since Inception (12/31/1984)	12.28%	12.95%	11.99%

Note: The Composite is composed of sixteen discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The Composite includes accounts that are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

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MAINSTAY WMC SMALL COMPANIES FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Wellington Small Companies Composite is provided to illustrate the past performance of Wellington, the MainStay WMC Small Companies Fund’s Subadvisor, in managing all accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Wellington has managed discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since August 2017. Peter Carpi is the current portfolio manager of the accounts. Since inception of the accounts, no other person played a significant role in achieving the accounts’ performance. The accounts are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

The performance of the Composite is compared against the Russell 2000 Index, the Composite’s and the Fund’s primary benchmark. Wellington believes that the Russell 2000 Index aligns with the characteristics of companies in the Fund. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is unmanaged and it is not possible to invest directly in an index.

The net and gross of fees performance reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

AS EXPLAINED ABOVE, THE HISTORICAL PERFORMANCE OF THE COMPOSITE IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUTURE RESULTS.

The Fund’s actual performance may differ significantly from the past performance of the Composite.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	Russell 2000 Index (Gross)
2020	29.00%	30.14%	19.96%
2019	38.77%	39.99%	25.52%
2018	-12.29%	-11.49%	-11.01%

Annualized Returns as of 12/31/2020
1 Year	29.00%	30.14%	19.96%
2 Years	33.79%	34.98%	22.71%
3 Years	16.23%	17.27%	10.25%
Since Inception (8/31/17)	18.44%	19.50%	12.28%

Note: The Composite is composed of six discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The accounts are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

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MAINSTAY WMC VALUE FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Wellington Value Composite is provided to illustrate the past performance of Wellington, the MainStay WMC Value Fund’s Subadvisor, in managing all accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Wellington has managed discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since December 1984. Adam Illfelder is the current portfolio manager of the accounts. Since inception of the accounts, Karen Grimes acted as portfolio manager from March 2008 until December 2018, Jack Ryan acted as portfolio manager from June 1992 until March 2008, and John Nyheim acted as portfolio manager from December 1984 until June 1992. The Composite include accounts that are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

The performance of the Composite is compared against the Russell 1000 Value Index, the Composite’s and the Fund’s primary benchmark. Wellington believes that the Russell 1000 Value Index aligns with the Fund’s style and capitalization biases. The Russell 1000 Value Index measures the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is unmanaged and it is not possible to invest directly in an index.

The net and gross of fees performance reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

AS EXPLAINED ABOVE, THE HISTORICAL PERFORMANCE OF THE COMPOSITE IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUTURE RESULTS.

The Fund’s actual performance may differ significantly from the past performance of the Composite.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	Russell 1000 Value Index (Gross)
2020	1.84%	2.46%	2.80%
2019	27.80%	28.55%	26.54%
2018	-10.11%	-9.56%	-8.27%
2017	15.45%	16.14%	13.66%
2016	13.67%	14.35%	17.34%
2015	-2.99%	-2.40%	-3.83%
2014	11.52%	12.18%	13.45%
2013	31.65%	32.43%	32.53%
2012	16.72%	17.42%	17.51%
2011	-1.85%	-1.26%	0.39%
Annualized Returns as of 12/31/2020
1 Year	1.84%	2.46%	2.80%
5 Years	8.95%	9.61%	9.74%
10 Years	9.62%	10.27%	10.50%
Since Inception (12/31/1984)	11.12%	11.79%	10.92%

Note: The Composite is composed of five or fewer discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The Composite includes accounts that are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

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MAINSTAY WMC INTERNATIONAL RESEARCH EQUITY FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Wellington International Research Equity All Country Broad Composite is provided to illustrate the past performance of Wellington, the MainStay WMC International Research Equity Fund’s Subadvisor, in managing all accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Wellington has managed discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since February 1993. Mary Pryshlak and Jonathan White are the current portfolio managers of the accounts. The accounts are managed by 221 of Wellington’s 551 global industry analysts, under the overall supervision of Mary Pryshlak, Director, Investment Research. Jonathan White, Director, Research Portfolios has broad oversight for the day-to-day operations of the Global Industry Research product platform and Solutions Portfolio Manager Staci Jackson works with the analysts to implement their investment ideas and to ensure the structural integrity of the portfolio. The accounts are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

1 As of 12/31/2020.

The performance of the Composite is compared against the MSCI All Country World ex-USA Index (both net and gross), the Composite’s and the Fund’s primary benchmark. Wellington Management Company believes that the MSCI All Country World ex-USA Index aligns with the Fund’s core non-U.S. equity positioning. The MSCI All Country World ex-USA Index is a free float-adjusted market capitalization weighted index that captures large and mid cap representation across Developed Markets countries, excluding the US, and Emerging Markets countries. The MSCI All Country World ex-USA Index is unmanaged and it is not possible to invest directly in an index.

The net and gross of fees performance reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

AS EXPLAINED ABOVE, THE HISTORICAL PERFORMANCE OF THE COMPOSITE IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUTURE RESULTS.

The Fund’s actual performance may differ significantly from the past performance of the Composite.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	MSCI All Country World ex-USA Index (Net)	MSCI All Country World ex-USA Index (Gross)
2020	11.00%	11.83%	10.65%	11.13%
2019	22.98%	23.89%	21.51%	22.13%
2018	-14.24%	-13.58%	-14.20%	-13.77%
2017	31.62%	32.59%	27.19%	27.77%
2016	1.70%	2.47%	4.50%	5.01%
2015	-0.08%	0.68%	-5.66%	-5.25%
2014	-4.47%	-3.75%	-3.87%	-3.44%
2013	21.13%	22.03%	15.29%	15.78%
2012	15.62%	16.48%	16.83%	17.39%
2011	-13.43%	-12.77%	-13.71%	-13.33%

Annualized Returns as of 12/31/2020
1 Year	11.00%	11.83%	10.65%	11.13%
5 Years	9.40%	10.22%	8.93%	9.44%
10 Years	6.14%	6.93%	4.92%	5.40%
Since Inception (1/31/1993)*	8.60%	9.41%	N/A	7.58%

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Since Inception (12/1/2009)*	6.93%	7.73%	5.63%	6.11%

*Additional disclosure: The composite has an uninterrupted performance track record from February 1, 1993 to September 30, 2009, a "performance gap" from October 1, 2009 to November 30, 2009, and an uninterrupted performance track-record from December 1, 2009 to present.

Note: The Composite is composed of five or fewer discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The accounts are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

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MAINSTAY EPOCH CAPITAL GROWTH FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Global Equity Capital Reinvestment Composite is provided to illustrate the past performance of Epoch, the MainStay Epoch Capital Growth Fund’s Subadvisor, in managing all discretionary accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Epoch has managed two discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since July 1, 2013. William W. Priest, Steven D. Bleiberg, Michael A. Welhoelter and David J. Siino, the Fund’s portfolio managers, are the current portfolio managers of the accounts. Messrs. Priest and Welhoelter have been portfolio managers of the accounts since their inception. Mr. Bleiberg has been part of the portfolio management team since 2014 and became a named portfolio manager on December 31, 2015. Mr. Siino became a named portfolio manager on September 22, 2016. Since inception of the accounts, no other person played a significant role in achieving the accounts’ performance. The accounts are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

The performance of the Composite is compared against the MSCI World Index (net), the Composite’s and the Fund’s benchmark. The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (net) is unmanaged, and it is not possible to invest directly in the index.

The net and gross of fees performance reflects the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	MSCI World Index (Net)
2020	29.74%	30.27%	15.90%
2019	29.15%	29.63%	27.67%
2018	-8.39%	-7.91%	-8.71%
2017	27.72%	28.24%	22.40%
2016	5.23%	5.64%	7.51%
2015	0.83%	1.69%	-0.87%
2014	5.22%	6.11%	4.94%
2013*	15.02%	15.50%	16.83%

Annualized Returns as of 12/31/2020
1 Year	29.74%	30.27%	15.90%
5 Years	15.61%	16.07%	12.19%
Since Inception (7/1/13)	13.10%	13.74%	10.82%

* Represents period starting July 1, 2013 (Composite inception date) through December 31, 2013.

Note: The Composite is composed of two discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The accounts are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

149

Financial Highlights

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five fiscal years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and capital gain distributions and excluding all sales charges). This information has been audited by KPMG LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

150

Financial Highlights

MainStay Candriam Emerging Markets Equity Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,		November 15, 2017^ through October 31,
Class A	2020	2019	2018
Net asset value at beginning of period	$ 8.97	$ 7.98	$ 10.00

Net investment income (loss) (a)	0.02	0.10	0.05
Net realized and unrealized gain (loss) on investments	1.88	0.94	(2.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.03)	(0.01)	(0.03)

Total from investment operations	1.87	1.03	(2.02)

Less distributions:
From net investment income	(0.18)	(0.04)	—

Net asset value at end of period	$ 10.66	$ 8.97	$ 7.98

Total investment return (b)	21.14%	12.96%	(20.20%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.22%	1.18%	0.51% ††
Net expenses (c)	1.50%	1.50%	1.50% ††
Expenses (before waiver/reimbursement) (c)	2.00%	1.77%	1.89% ††
Portfolio turnover rate	122%	107%	80%
Net assets at end of period (in 000’s)	$ 1,111	$ 77	$ 35

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,		November 15, 2017^ through October 31,
Investor Class	2020	2019	2018
Net asset value at beginning of period	$ 8.95	$ 7.97	$ 10.00

Net investment income (loss) (a)	0.02	0.07	0.05
Net realized and unrealized gain (loss) on investments	1.87	0.95	(2.05)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.03)	(0.01)	(0.03)

Total from investment operations	1.86	1.01	(2.03)

Less distributions:
From net investment income	(0.16)	(0.03)	—

Net asset value at end of period	$ 10.65	$ 8.95	$ 7.97

Total investment return (b)(c)	21.11%	12.71%	(20.30%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.17%	0.76%	0.53% ††
Net expenses (d)	1.52%	1.66%	1.68% ††
Expenses (before waiver/reimbursement) (d)	2.03%	1.92%	2.03% ††
Portfolio turnover rate	122%	107%	80%
Net assets at end of period (in 000’s)	$ 360	$ 121	$ 108

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

151

Financial Highlights

MainStay Candriam Emerging Markets Equity Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,		November 15, 2017^ through October 31,
Class C	2020	2019	2018
Net asset value at beginning of period	$ 8.85	$ 7.91	$ 10.00

Net investment income (loss) (a)	(0.05)	(0.01)	0.00 ‡
Net realized and unrealized gain (loss) on investments	1.86	0.96	(2.06)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.03)	(0.01)	(0.03)

Total from investment operations	1.78	0.94	(2.09)

Less distributions:
From net investment income	(0.11)	—	—

Net asset value at end of period	$ 10.52	$ 8.85	$ 7.91

Total investment return (b)	20.23%	11.88%	(20.90%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.52%)	(0.13%)	0.04% ††
Net expenses (c)	2.27%	2.40%	2.44% ††
Expenses (before waiver/reimbursement) (c)	2.78%	2.67%	2.73% ††
Portfolio turnover rate	122%	107%	80%
Net assets at end of period (in 000’s)	$ 217	$ 56	$ 93

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,		November 15, 2017^ through October 31,
Class I	2020	2019	2018
Net asset value at beginning of period	$ 8.99	$ 8.00	$ 10.00

Net investment income (loss) (a)	0.05	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	1.90	1.08	(2.01)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.03)	(0.01)	(0.02)

Total from investment operations	1.92	1.05	(2.00)

Less distributions:
From net investment income	(0.14)	(0.06)	(0.00)‡

Net asset value at end of period	$ 10.77	$ 8.99	$ 8.00

Total investment return (b)	21.60%	13.28%	(19.99%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.55%	(0.26%)	0.34% ††
Net expenses (c)	1.15%	1.15%	1.19% ††
Expenses (before waiver/reimbursement) (c)	1.79%	1.52%	1.79% ††
Portfolio turnover rate	122%	107%	80%
Net assets at end of period (in 000’s)	$ 30	$ 40	$ 7,934

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

152

Financial Highlights

MainStay Candriam Emerging Markets Equity Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,		November 15, 2017^ through October 31,
Class R6	2020	2019	2018
Net asset value at beginning of period	$ 9.00	$ 8.01	$ 10.00

Net investment income (loss) (a)	0.05	0.10	0.14
Net realized and unrealized gain (loss) on investments	1.89	0.96	(2.10)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.03)	(0.01)	(0.03)

Total from investment operations	1.91	1.05	(1.99)

Less distributions:
From net investment income	(0.20)	(0.06)	(0.00)‡

Net asset value at end of period	$ 10.71	$ 9.00	$ 8.01

Total investment return (b)	21.61%	13.29%	(19.89%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.51%	1.11%	1.54% ††
Net expenses (c)	1.15%	1.15%	1.15% ††
Expenses (before waiver/reimbursement) (c)	1.53%	1.42%	1.43% ††
Portfolio turnover rate	122%	107%	80%
Net assets at end of period (in 000’s)	$ 83,230	$ 49,111	$ 62,635

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

153

Financial Highlights

MainStay Epoch Capital Growth Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,				June 30, 2016^ through October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 13.20	$ 12.21	$ 12.55	$ 10.10	$ 10.00

Net investment income (loss)	0.00 (a)‡	0.07 (a)	0.07 (a)	0.05 (a)	0.01
Net realized and unrealized gain (loss) on investments	1.92	1.81	0.02	2.42	0.09
Net realized and unrealized gain (loss) on foreign currency transactions ‡	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total from investment operations	1.92	1.88	0.09	2.47	0.10

Less distributions:
From net investment income	(0.07)	(0.08)	(0.07)	(0.02)	—
From net realized gain on investments	(0.62)	(0.81)	(0.36)	—	—

Total distributions	(0.69)	(0.89)	(0.43)	(0.02)	—

Net asset value at end of period	$ 14.43	$ 13.20	$ 12.21	$ 12.55	$ 10.10

Total investment return (b)	15.31%	16.82%	0.63%	24.52%	1.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.01%	0.58%	0.57%	0.46%	0.22%††
Net expenses (c)	1.13%	1.15%	1.15%	1.15%	1.20%††
Expenses (before waiver/reimbursement) (c)	1.16%	1.27%	1.15%	1.15%	1.61%††
Portfolio turnover rate	43%	46%	51%	56%	26%
Net assets at end of period (in 000’s)	$ 6,733	$ 4,041	$ 268	$ 110	$ 25

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

154

Financial Highlights

MainStay Epoch Capital Growth Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,				June 30, 2016^ through October 31,

Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 13.16	$ 12.18	$ 12.54	$ 10.10	$ 10.00

Net investment income (loss)	(0.02)(a)	0.04 (a)	0.05 (a)	0.05 (a)	0.01
Net realized and unrealized gain (loss) on investments	1.92	1.80	0.01	2.41	0.09
Net realized and unrealized gain (loss) on foreign currency transactions ‡	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total from investment operations	1.90	1.84	0.06	2.46	0.10

Less distributions:
From net investment income	(0.04)	(0.05)	(0.06)	(0.02)	—
From net realized gain on investments	(0.62)	(0.81)	(0.36)	—	—

Total distributions	(0.66)	(0.86)	(0.42)	(0.02)	—

Net asset value at end of period	$ 14.40	$ 13.16	$ 12.18	$ 12.54	$ 10.10

Total investment return (b)	15.14%	16.42%	0.40%	24.43%	1.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.17%)	0.30%	0.40%	0.39%	0.23%††
Net expenses (c)	1.34%	1.43%	1.40%	1.27%	1.20%††
Expenses (before waiver/reimbursement) (c)	1.36%	1.54%	1.40%	1.27%	1.61%††
Portfolio turnover rate	43%	46%	51%	56%	26%
Net assets at end of period (in 000’s)	$ 1,416	$ 1,177	$ 78	$ 75	$ 25

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

155

Financial Highlights

MainStay Epoch Capital Growth Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,				June 30, 2016^ through October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 12.97	$ 12.04	$ 12.44	$ 10.08	$ 10.00

Net investment income (loss)	(0.12)(a)	(0.06)(a)	(0.05)(a)	(0.03)(a)	(0.02)
Net realized and unrealized gain (loss) on investments	1.87	1.80	0.01	2.39	0.10
Net realized and unrealized gain (loss) on foreign currency transactions ‡	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total from investment operations	1.75	1.74	(0.04)	2.36	0.08

Less distributions:
From net realized gain on investments	(0.62)	(0.81)	(0.36)	—	—

Net asset value at end of period	$ 14.10	$ 12.97	$ 12.04	$ 12.44	$ 10.08

Total investment return (b)	14.24%	15.59%	(0.38%)	23.41%	0.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.92%)	(0.46%)	(0.40%)	(0.27%)	(0.50%)††
Net expenses (c)	2.09%	2.17%	2.15%	1.99%	1.95% ††
Expenses (before waiver/reimbursement) (c)	2.11%	2.27%	2.15%	1.99%	2.36% ††
Portfolio turnover rate	43%	46%	51%	56%	26%
Net assets at end of period (in 000’s)	$ 1,152	$ 1,236	$ 41	$ 41	$ 25

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,				June 30, 2016^ through October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 13.23	$ 12.24	$ 12.57	$ 10.11	$ 10.00

Net investment income (loss)	0.04 (a)	0.08 (a)	0.11 (a)	0.09 (a)	0.02
Net realized and unrealized gain (loss) on investments	1.92	1.83	0.01	2.40	0.09
Net realized and unrealized gain (loss) on foreign currency transactions ‡	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total from investment operations	1.96	1.91	0.12	2.49	0.11

Less distributions:
From net investment income	(0.10)	(0.11)	(0.09)	(0.03)	—
From net realized gain on investments	(0.62)	(0.81)	(0.36)	—	—

Total distributions	(0.72)	(0.92)	(0.45)	(0.03)	—

Net asset value at end of period	$ 14.47	$ 13.23	$ 12.24	$ 12.57	$ 10.11

Total investment return (b)	15.58%	17.11%	0.87%	24.74%	1.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.29%	0.66%	0.83%	0.78%	0.63%††
Net expenses (c)	0.90%	0.90%	0.90%	0.93%	0.95%††
Expenses (before waiver/reimbursement) (c)	0.93%	1.00%	0.90%	0.93%	1.36%††
Portfolio turnover rate	43%	46%	51%	56%	26%
Net assets at end of period (in 000’s)	$ 56,502	$ 119,464	$ 106,925	$ 107,596	$ 82,970

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

156

Financial Highlights

MainStay Epoch Global Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.75	$ 18.38	$ 19.66	$ 17.42	$ 18.83

Net investment income (loss) (a)	0.46	0.57	0.60	0.49	0.53
Net realized and unrealized gain (loss) on investments	(2.59)	1.42	(1.30)	2.24	(0.41)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.13)	1.99	(0.70)	2.73	0.12

Less distributions:

From net investment income	(0.45)	(0.59)	(0.56)	(0.49)	(0.51)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.79)	(1.62)	(0.58)	(0.49)	(1.53)

Net asset value at end of year	$ 15.83	$ 18.75	$ 18.38	$ 19.66	$ 17.42

Total investment return (b)	(11.48%)	11.66%	(3.64%)	15.88%	0.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.74%	3.17%	3.07%	2.62%	2.97%
Net expenses (c)	1.09% (d)	1.10%(d)	1.10%	1.14%	1.11%(d)
Expenses (before waiver/reimbursement) (c)	1.14%	1.14%	1.16%	1.14%	1.11%
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 103,166	$ 125,791	$ 134,136	$ 782,204	$ 900,737

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

	Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.72	$ 18.35	$ 19.63	$ 17.39	$ 18.80

Net investment income (loss) (a)	0.46	0.57	0.54	0.49	0.53
Net realized and unrealized gain (loss) on investments	(2.59)	1.42	(1.24)	2.25	(0.41)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.13)	1.99	(0.70)	2.74	0.12

Less distributions:
From net investment income	(0.45)	(0.59)	(0.56)	(0.50)	(0.51)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.79)	(1.62)	(0.58)	(0.50)	(1.53)

Net asset value at end of year	$ 15.80	$ 18.72	$ 18.35	$ 19.63	$ 17.39

Total investment return (b)	(11.53%)	11.67%	(3.65%)	15.93%	0.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.70%	3.15%	2.80%	2.66%	3.04%
Net expenses (c)	1.13% (d)	1.11%(d)	1.10%	1.11%	1.11%(d)
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 7,897	$ 10,067	$ 9,582	$ 10,849	$ 10,419

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

157

Financial Highlights

MainStay Epoch Global Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.62	$ 18.25	$ 19.53	$ 17.30	$ 18.71

Net investment income (loss) (a)	0.34	0.44	0.40	0.35	0.40
Net realized and unrealized gain (loss) on investments	(2.57)	1.41	(1.25)	2.24	(0.41)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.23)	1.85	(0.85)	2.59	(0.01)

Less distributions:
From net investment income	(0.32)	(0.45)	(0.41)	(0.36)	(0.38)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.66)	(1.48)	(0.43)	(0.36)	(1.40)

Net asset value at end of year	$ 15.73	$ 18.62	$ 18.25	$ 19.53	$ 17.30

Total investment return (b)	(12.14%)	10.88%	(4.41%)	15.08%	0.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.00%	2.47%	2.08%	1.91%	2.26%
Net expenses (c)	1.84% (d)	1.85%(d)	1.84%	1.86%	1.86%(d)
Expenses (before waiver/reimbursement) (c)	1.88%	1.87%	1.85%	1.86%	1.86%
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 42,298	$ 97,872	$ 138,182	$ 189,291	$ 221,557

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.72	$ 18.34	$ 19.63	$ 17.39	$ 18.80

Net investment income (loss) (a)	0.50	0.62	0.59	0.53	0.57
Net realized and unrealized gain (loss) on investments	(2.59)	1.43	(1.25)	2.25	(0.40)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.09)	2.05	(0.66)	2.78	0.17

Less distributions:
From net investment income	(0.50)	(0.64)	(0.61)	(0.54)	(0.56)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.84)	(1.67)	(0.63)	(0.54)	(1.58)

Net asset value at end of year	$ 15.79	$ 18.72	$ 18.34	$ 19.63	$ 17.39

Total investment return (b)	(11.31%)	12.03%	(3.44%)	16.20%	1.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.98%	3.44%	3.03%	2.87%	3.25%
Net expenses (c)	0.84% (d)	0.85%(d)	0.85%	0.89%	0.86%(d)
Expenses (before waiver/reimbursement) (c)	0.89%	0.89%	0.91%	0.89%	0.86%
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 1,106,793	$ 1,657,341	$ 2,279,815	$ 2,850,185	$ 2,817,292

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)  Net of interest expense of less than 0.01%.

158

Financial Highlights

MainStay Epoch Global Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.77	$ 18.39	$ 19.67	$ 17.42	$ 18.83

Net investment income (loss) (a)	0.44	0.55	0.50	0.48	0.50
Net realized and unrealized gain (loss) on investments	(2.60)	1.42	(1.24)	2.25	(0.39)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.16)	1.97	(0.74)	2.73	0.11

Less distributions:

From net investment income	(0.43)	(0.56)	(0.52)	(0.48)	(0.50)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.77)	(1.59)	(0.54)	(0.48)	(1.52)

Net asset value at end of year	$ 15.84	$ 18.77	$ 18.39	$ 19.67	$ 17.42

Total investment return (b)	(11.66%)	11.55%	(3.81%)	15.83%	0.77%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.59%	3.02%	2.60%	2.58%	2.86%
Net expenses (c)	1.24% (d)	1.24%(d)	1.27%	1.23%	1.21%(d)
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 459	$ 632	$ 583	$ 293	$ 374

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

	Year ended October 31,				February 29, 2016^ through October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 18.74	$ 18.36	$ 19.65	$ 17.41	$ 16.80

Net investment income (loss) (a)	0.40	0.53	0.47	0.29	0.29
Net realized and unrealized gain (loss) on investments	(2.60)	1.40	(1.26)	2.39	0.69
Net realized and unrealized gain (loss) on foreign currency transactions	0.00 ‡	(0.00)‡	(0.00)‡	0.00 ‡	0.01

Total from investment operations	(2.20)	1.93	(0.79)	2.68	0.99

Less distributions:
From net investment income	(0.38)	(0.52)	(0.48)	(0.44)	(0.38)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	—

Total distributions	(0.72)	(1.55)	(0.50)	(0.44)	(0.38)

Net asset value at end of period	$ 15.82	$ 18.74	$ 18.36	$ 19.65	$ 17.41

Total investment return (b)	(11.87%)	11.28%	(4.10%)	15.53%	5.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.33%	2.92%	2.42%	1.54%	2.42%††
Net expenses (c)	1.49% (d)	1.49%(d)	1.52%	1.50%	1.45%††
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of period (in 000’s)	$ 446	$ 568	$ 690	$ 543	$ 51

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)  Net of interest expense of less than 0.01%.

159

Financial Highlights

MainStay Epoch Global Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class R6	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.73	$ 18.35	$ 19.64	$ 17.40	$ 18.81

Net investment income (loss) (a)	0.54	0.63	0.63	0.48	0.53
Net realized and unrealized gain (loss) on investments	(2.81)	1.43	(1.27)	2.33	(0.34)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.27)	2.06	(0.64)	2.81	0.19

Less distributions:
From net investment income	(0.52)	(0.65)	(0.63)	(0.57)	(0.58)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.86)	(1.68)	(0.65)	(0.57)	(1.60)

Net asset value at end of year	$ 15.60	$ 18.73	$ 18.35	$ 19.64	$ 17.40

Total investment return (b)	(12.32%)	12.14%	(3.32%)	16.36%	1.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.18%	3.50%	3.25%	2.55%	3.04%
Net expenses (c)	0.74% (d)	0.75%(d)	0.74%	0.74%	0.74%(d)
Expenses (before waiver/reimbursement) (c)	0.76%	0.75%	0.74%	0.74%	0.74%
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 325	$ 67,054	$ 83,418	$ 111,720	$ 33,404

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

160

Financial Highlights

MainStay Epoch International Choice Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.57	$ 33.37	$ 36.20	$ 30.39	$ 32.22

Net investment income (loss) (a)	0.17	0.74	0.50	0.34	0.40
Net realized and unrealized gain (loss) on investments	(1.13)	1.95	(2.93)	6.41	(1.83)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(0.97)	2.70	(2.44)	6.75	(1.44)

Less distributions:
From net investment income	(0.92)	(0.50)	(0.39)	(0.94)	(0.39)

Net asset value at end of year	$ 33.68	$ 35.57	$ 33.37	$ 36.20	$ 30.39

Total investment return (b)	(2.87%)	8.30%	(6.82%)	22.95%	(4.49%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.48%	2.19%	1.40%	1.05%	1.32%
Net expenses (c)	1.20% (d)	1.19% (d)	1.18% (d)	1.23%	1.24% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 20,108	$ 23,114	$ 23,409	$ 33,997	$ 36,584

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%,

	Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.49	$ 33.30	$ 36.13	$ 30.36	$ 32.19

Net investment income (loss) (a)	0.08	0.66	0.45	0.30	0.37
Net realized and unrealized gain (loss) on investments	(1.12)	1.94	(2.95)	6.39	(1.84)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(1.05)	2.61	(2.51)	6.69	(1.48)

Less distributions:
From net investment income	(0.84)	(0.42)	(0.32)	(0.92)	(0.35)

Net asset value at end of year	$ 33.60	$ 35.49	$ 33.30	$ 36.13	$ 30.36

Total investment return (b)	(3.10%)	8.02%	(7.00%)	22.74%	(4.63%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.23%	1.97%	1.27%	0.92%	1.24%
Net expenses (c)	1.46% (d)	1.41% (d)	1.38% (d)	1.39%	1.39% (d)
Expenses (before waiver/reimbursement) (c)	1.46% (d)	1.42% (d)	1.38% (d)	1.39%	1.39% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 5,308	$ 6,306	$ 5,901	$ 6,757	$ 7,802

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

161

Financial Highlights

MainStay Epoch International Choice Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 34.73	$ 32.54	$ 35.41	$ 29.74	$ 31.52

Net investment income (loss) (a)	(0.17)	0.42	0.19	0.04	0.14
Net realized and unrealized gain (loss) on investments	(1.12)	1.91	(2.99)	6.30	(1.81)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(1.30)	2.34	(2.81)	6.34	(1.68)

Less distributions:
From net investment income	(0.53)	(0.15)	(0.06)	(0.67)	(0.10)

Net asset value at end of year	$ 32.90	$ 34.73	$ 32.54	$ 35.41	$ 29.74

Total investment return (b)	(3.81%)	7.25%	(7.96%)	21.82%	(5.35%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.51%)	1.27%	0.53%	0.13%	0.47%
Net expenses (c)	2.21% (d)	2.16% (d)	2.13% (d)	2.14%	2.14% (d)
Expenses (before waiver/reimbursement) (c)	2.21% (d)	2.17% (d)	2.13% (d)	2.14%	2.14% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 4,740	$ 6,416	$ 9,354	$ 11,625	$ 12,156

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

	Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.58	$ 33.40	$ 36.25	$ 30.46	$ 32.30

Net investment income (loss) (a)	0.26	0.80	0.60	0.39	0.54
Net realized and unrealized gain (loss) on investments	(1.13)	1.97	(2.95)	6.45	(1.88)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(0.88)	2.78	(2.36)	6.84	(1.35)

Less distributions:
From net investment income	(1.01)	(0.60)	(0.49)	(1.05)	(0.49)

Net asset value at end of year	$ 33.69	$ 35.58	$ 33.40	$ 36.25	$ 30.46

Total investment return (b)	(2.61%)	8.57%	(6.62%)	23.29%	(4.21%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.76%	2.40%	1.67%	1.21%	1.81%
Net expenses (c)	0.95% (d)	0.94% (d)	0.93% (d)	0.95%	0.95% (d)
Expenses (before waiver/reimbursement) (c)	0.96% (d)	0.94% (d)	0.93% (d)	0.99%	0.99% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 252,974	$ 355,348	$ 479,523	$ 549,162	$ 753,205

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)  Net of interest expense of less than 0.01%.

162

Financial Highlights

MainStay Epoch International Choice Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class R1	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.48	$ 33.30	$ 36.18	$ 30.39	$ 32.23

Net investment income (loss) (a)	0.21	0.81	0.64	0.36	0.49
Net realized and unrealized gain (loss) on investments	(1.11)	1.92	(3.02)	6.44	(1.86)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.02)	0.00 ‡	(0.01)

Total from investment operations	(0.91)	2.74	(2.40)	6.80	(1.38)

Less distributions:
From net investment income	(0.97)	(0.56)	(0.48)	(1.01)	(0.46)

Net asset value at end of year	$ 33.60	$ 35.48	$ 33.30	$ 36.18	$ 30.39

Total investment return (b)	(2.69%)	8.45%	(6.72%)	23.16%	(4.33%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.63%	2.43%	1.79%	1.14%	1.62%
Net expenses (c)	1.05% (d)	1.04% (d)	1.03% (d)	1.05%	1.05% (d)
Expenses (before waiver/reimbursement) (c)	1.06% (d)	1.04% (d)	1.03% (d)	1.12%	1.09% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 201	$ 230	$ 229	$ 257	$ 1,330

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

	Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.54	$ 33.33	$ 36.16	$ 30.37	$ 32.19

Net investment income (loss) (a)	0.13	0.71	0.48	0.31	0.40
Net realized and unrealized gain (loss) on investments	(1.13)	1.95	(2.95)	6.41	(1.85)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(1.01)	2.67	(2.48)	6.72	(1.46)

Less distributions:
From net investment income	(0.88)	(0.46)	(0.35)	(0.93)	(0.36)

Net asset value at end of year	$ 33.65	$ 35.54	$ 33.33	$ 36.16	$ 30.37

Total investment return (b)	(2.94%)	8.17%	(6.92%)	22.83%	(4.55%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.39%	2.12%	1.33%	0.96%	1.32%
Net expenses (c)	1.30% (d)	1.29% (d)	1.28% (d)	1.30%	1.30% (d)
Expenses (before waiver/reimbursement) (c)	1.31% (d)	1.29% (d)	1.28% (d)	1.34%	1.34% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 7,827	$ 10,884	$ 14,656	$ 23,119	$ 34,189

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

163

Financial Highlights

MainStay Epoch International Choice Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.31	$ 33.10	$ 35.90	$ 30.13	$ 31.94

Net investment income (loss) (a)	0.04	0.62	0.40	0.24	0.31
Net realized and unrealized gain (loss) on investments	(1.12)	1.94	(2.94)	6.36	(1.84)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(1.09)	2.57	(2.55)	6.60	(1.54)

Less distributions:
From net investment income	(0.79)	(0.36)	(0.25)	(0.83)	(0.27)

Net asset value at end of year	$ 33.43	$ 35.31	$ 33.10	$ 35.90	$ 30.13

Total investment return (b)	(3.21%)	7.90%	(7.15%)	22.53%	(4.84%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.12%	1.85%	1.13%	0.74%	1.03%
Net expenses (c)	1.55% (d)	1.54% (d)	1.53% (d)	1.59%	1.59% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 4,447	$ 5,134	$ 5,609	$ 7,360	$ 9,011

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

SIMPLE Class	August 31, 2020^ through October 31, 2020
Net asset value at beginning of period *	$ 35.90

Net investment income (loss) (a)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.27)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.02)

Total from investment operations	(2.31)

Net asset value at end of period	$ 33.59

Total investment return (b)	(6.43%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) ††	(0.29%)
Net expenses (c)(d) ††	1.69%
Portfolio turnover rate	52%
Net assets at end of period (in 000’s)	$ 23

^ Inception date.

†† Annualized.

* Based on the net asset value of Investor Class as of August 31, 2020.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

164

Financial Highlights

MainStay Epoch U.S. Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.07	$ 15.70	$ 16.31	$ 14.23	$ 14.06

Net investment income (loss) (a)	0.36	0.36	0.33	0.31	0.29
Net realized and unrealized gain (loss) on investments	(1.83)	1.84	(0.06)	2.13	0.69

Total from investment operations	(1.47)	2.20	0.27	2.44	0.98

Less distributions:
From net investment income	(0.34)	(0.37)	(0.32)	(0.30)	(0.26)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	(0.06)	(0.55)

Total distributions	(0.64)	(0.83)	(0.88)	(0.36)	(0.81)

Net asset value at end of year	$ 14.96	$ 17.07	$ 15.70	$ 16.31	$ 14.23

Total investment return (b)	(8.77%)	14.49%	1.62%	17.34%	7.43%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.31%	2.21%	2.06%	1.92%	2.04%(c)
Net expenses (d)	1.08%(e)	1.08%	1.07%	1.08%	1.16%(f)
Expenses (before waiver/reimbursement) (d)	1.09%	1.08%	1.07%	1.08%	1.33%
Portfolio turnover rate	29%	18%	17%	28%	14%
Net assets at end of year (in 000’s)	$ 379,695	$ 450,979	$ 405,863	$ 435,116	$ 26,701

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 2.03%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Net of interest expense of less than 0.01%,

(f) Without the custody fee reimbursement, net expenses would have been 1.17%.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 16.99	$ 15.63	$ 16.24	$ 14.17	$ 14.01

Net investment income (loss) (a)	0.32	0.32	0.30	0.30	0.27
Net realized and unrealized gain (loss) on investments	(1.82)	1.83	(0.06)	2.10	0.68

Total from investment operations	(1.50)	2.15	0.24	2.40	0.95

Less distributions:
From net investment income	(0.30)	(0.33)	(0.29)	(0.27)	(0.24)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	(0.06)	(0.55)

Total distributions	(0.60)	(0.79)	(0.85)	(0.33)	(0.79)

Net asset value at end of year	$ 14.89	$ 16.99	$ 15.63	$ 16.24	$ 14.17

Total investment return (b)	(8.99%)	14.25%	1.45%	17.12%	7.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.07%	2.01%	1.90%	1.89%	1.92%(c)
Net expenses (d)	1.33%(e)	1.30%	1.24%	1.28%	1.34%(f)
Expenses (before waiver/reimbursement) (d)	1.38%	1.35%	1.29%	1.28%	1.51%
Portfolio turnover rate	29%	18%	17%	28%	14%
Net assets at end of year (in 000’s)	$ 81,365	$ 100,602	$ 98,939	$ 114,150	$ 2,861

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 1.91%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Net of interest expense of less than 0.01%.

(f) Without the custody fee reimbursement, net expenses would have been 1.35%.

165

Financial Highlights

MainStay Epoch U.S. Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,			May 8, 2017^ through October 31,
Class B	2020	2019	2018	2017
Net asset value at beginning of period	$ 16.48	$ 15.18	$ 15.79	$ 14.97

Net investment income (loss) (a)	0.21	0.20	0.18	0.07
Net realized and unrealized gain (loss) on investments	(1.78)	1.77	(0.06)	0.84

Total from investment operations	(1.57)	1.97	0.12	0.91

Less distributions:
From net investment income	(0.18)	(0.21)	(0.17)	(0.09)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	—

Total distributions	(0.48)	(0.67)	(0.73)	(0.09)

Net asset value at end of period	$ 14.43	$ 16.48	$ 15.18	$ 15.79

Total investment return (b)	(9.71%)	13.40%	0.70%	6.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.36%	1.29%	1.18%	0.98%††
Net expenses (c)	2.08%(d)	2.05%	1.99%	2.04%††
Expenses (before waiver/reimbursement) (c)	2.13%	2.10%	2.04%	2.04%††
Portfolio turnover rate	29%	18%	17%	28%
Net assets at end of period (in 000’s)	$ 8,894	$ 14,579	$ 17,984	$ 26,167

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 16.47	$ 15.17	$ 15.79	$ 13.80	$ 13.66

Net investment income (loss) (a)	0.20	0.20	0.18	0.16	0.15
Net realized and unrealized gain (loss) on investments	(1.76)	1.77	(0.07)	2.06	0.69

Total from investment operations	(1.56)	1.97	0.11	2.22	0.84

Less distributions:
From net investment income	(0.18)	(0.21)	(0.17)	(0.17)	(0.15)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	(0.06)	(0.55)

Total distributions	(0.48)	(0.67)	(0.73)	(0.23)	(0.70)

Net asset value at end of year	$ 14.43	$ 16.47	$ 15.17	$ 15.79	$ 13.80

Total investment return (b)	(9.66%)	13.41%	0.63%	16.20%	6.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.35%	1.30%	1.16%	1.06%	1.09%(c)
Net expenses (d)	2.08%(e)	2.05%	1.99%	2.04%	2.07%(f)
Expenses (before waiver/reimbursement) (d)	2.13%	2.10%	2.04%	2.04%	2.24%
Portfolio turnover rate	29%	18%	17%	28%	14%
Net assets at end of year (in 000’s)	$ 17,920	$ 30,663	$ 40,888	$ 54,550	$ 8,416

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 1.08%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Net of interest expense of less than 0.01%.

(f) Without the custody fee reimbursement, net expenses would have been 2.08%.

166

Financial Highlights

MainStay Epoch U.S. Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.24	$ 15.85	$ 16.46	$ 14.35	$ 14.17

Net investment income (loss) (a)	0.41	0.40	0.39	0.37	0.31
Net realized and unrealized gain (loss) on investments	(1.85)	1.86	(0.08)	2.13	0.72

Total from investment operations	(1.44)	2.26	0.31	2.50	1.03
Less distributions:
From net investment income	(0.39)	(0.41)	(0.36)	(0.33)	(0.30)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	(0.06)	(0.55)

Total distributions	(0.69)	(0.87)	(0.92)	(0.39)	(0.85)

Net asset value at end of year	$ 15.11	$ 17.24	$ 15.85	$ 16.46	$ 14.35

Total investment return (b)	(8.50%)	14.76%	1.86%	17.66%	7.76%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.63%	2.46%	2.37%	2.31%	2.18%(c)
Net expenses (d)	0.76%(e)	0.83%	0.81%	0.83%	0.87%(f)
Expenses (before waiver/reimbursement) (d)	0.84%	0.83%	0.81%	0.83%	1.04%
Portfolio turnover rate	29%	18%	17%	28%	14%
Net assets at end of year (in 000’s)	$ 269,100	$ 313,261	$ 276,587	$ 587,427	$ 63,995

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 2.16%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Net of interest expense of less than 0.01%.

(f) Without the custody fee reimbursement, net expenses would have been 0.89%.

	Year ended October 31,			May 8, 2017^ through October 31,
Class R1	2020	2019	2018	2017
Net asset value at beginning of period	$ 17.24	$ 15.84	$ 16.45	$ 15.59

Net investment income (loss) (a)	0.41	0.38	0.37	0.17
Net realized and unrealized gain (loss) on investments	(1.88)	1.87	(0.07)	0.86

Total from investment operations	(1.47)	2.25	0.30	1.03

Less distributions:
From net investment income	(0.36)	(0.39)	(0.35)	(0.17)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	—

Total distributions	(0.66)	(0.85)	(0.91)	(0.17)

Net asset value at end of period	$ 15.11	$ 17.24	$ 15.84	$ 16.45

Total investment return (b)	(8.66%)	14.73%	1.69%	6.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.54%	2.32%	2.31%	2.15%††
Net expenses (c)	0.93%(d)	0.93%	0.92%	0.92%††
Expenses (before waiver/reimbursement)(c)	0.94%	0.93%	0.92%	0.92%††
Portfolio turnover rate	29%	18%	17%	28%
Net assets at end of period (in 000’s)	$ 530	$ 1,009	$ 778	$ 1,835

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

167

Financial Highlights

MainStay Epoch U.S. Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,			May 8, 2017^ through October 31,
Class R2	2020	2019	2018	2017
Net asset value at beginning of period	$ 17.06	$ 15.69	$ 16.30	$ 15.46

Net investment income (loss) (a)	0.35	0.34	0.32	0.15
Net realized and unrealized gain (loss) on investments	(1.84)	1.84	(0.06)	0.84

Total from investment operations	(1.49)	2.18	0.26	0.99

Less distributions:
From net investment income	(0.32)	(0.35)	(0.31)	(0.15)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	—

Total distributions	(0.62)	(0.81)	(0.87)	(0.15)

Net asset value at end of period	$ 14.95	$ 17.06	$ 15.69	$ 16.30

Total investment return (b)	(8.87%)	14.39%	1.51%	6.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.23%	2.12%	2.02%	1.85%††
Net expenses (c)	1.18%(d)	1.18%	1.17%	1.17%††
Expenses (before waiver/reimbursement)(c)	1.19%	1.18%	1.17%	1.17%††
Portfolio turnover rate	29%	18%	17%	28%
Net assets at end of period (in 000’s)	$ 2,135	$ 2,812	$ 2,665	$ 5,506

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

	Year ended October 31,			May 8, 2017^ through October 31,
Class R3	2020	2019	2018	2017
Net asset value at beginning of period	$ 17.06	$ 15.69	$ 16.30	$ 15.46

Net investment income (loss) (a)	0.31	0.30	0.28	0.12
Net realized and unrealized gain (loss) on investments	(1.83)	1.84	(0.07)	0.86

Total from investment operations	(1.52)	2.14	0.21	0.98

Less distributions:
From net investment income	(0.28)	(0.31)	(0.26)	(0.14)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	—

Total distributions	(0.58)	(0.77)	(0.82)	(0.14)

Net asset value at end of period	$ 14.96	$ 17.06	$ 15.69	$ 16.30

Total investment return (b)	(9.06%)	14.11%	1.25%	6.34%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.96%	1.86%	1.75%	1.55%††
Net expenses (c)	1.43%(d)	1.43%	1.42%	1.42%††
Expenses (before waiver/reimbursement)(c)	1.44%	1.43%	1.42%	1.42%††
Portfolio turnover rate	29%	18%	17%	28%
Net assets at end of period (in 000’s)	$ 3,184	$ 4,339	$ 3,817	$ 5,422

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

168

Financial Highlights

MainStay Epoch U.S. Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,			May 8, 2017^ through October 31,
Class R6	2020	2019	2018	2017
Net asset value at beginning of period	$ 17.25	$ 15.85	$ 16.46	$ 15.59

Net investment income (loss) (a)	0.42	0.42	0.37	0.23
Net realized and unrealized gain (loss) on investments	(1.86)	1.86	(0.04)	0.82

Total from investment operations	(1.44)	2.28	0.33	1.05

Less distributions:
From net investment income	(0.39)	(0.42)	(0.38)	(0.18)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	–

Total distributions	(0.69)	(0.88)	(0.94)	(0.18)

Net asset value at end of period	$ 15.12	$ 17.25	$ 15.85	$ 16.46

Total investment return (b)	(8.46%)	14.94%	1.95%	6.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.68%	2.60%	2.31%	2.94%††
Net expenses (c)	0.73%(d)	0.73%	0.73%	0.72%††
Expenses (before waiver/reimbursement) (c)	0.74%	0.73%	0.73%	0.72%††
Portfolio turnover rate	29%	18%	17%	28%
Net assets at end of period (in 000’s)	$ 107,887	$ 165,999	$ 190,456	$ 723

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

SIMPLE Class	August 31, 2020^ through October 31, 2020
Net asset value at beginning of period *	$ 15.57

Net investment income (loss) (a)	0.03
Net realized and unrealized gain (loss) on investments	(0.68)

Total from investment operations	(0.65)

Less distributions:
From net investment income	(0.03)

Net asset value at end of period	$ 14.89

Total investment return (b)	(4.16%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.98%
Net expenses (c) ††	1.57%(d)
Expenses (before waiver/reimbursement) (c)††	1.63%
Portfolio turnover rate	29%
Net assets at end of period (in 000’s)	$ 24

^ Inception date.

†† Annualized.

* Based on the net asset value of Investor Class as of August 31, 2020.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

169

Financial Highlights

MainStay MacKay International Equity Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.12	$ 15.48	$ 16.38	$ 13.51	$ 13.51

Net investment income (loss) (a)	(0.01)	0.09	0.03	0.00 ‡	0.04
Net realized and unrealized gain (loss) on investments	1.69	1.73	(0.83)	2.90	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.01

Total from investment operations	1.67	1.79	(0.81)	2.91	0.01

Less distributions:
From net investment income	(0.05)	—	(0.09)	(0.04)	(0.01)
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.52)	(0.15)	(0.09)	(0.04)	(0.01)

Net asset value at end of year	$ 18.27	$ 17.12	$ 15.48	$ 16.38	$ 13.51

Total investment return (b)	9.84%	11.74%	(4.98%)	21.59%	0.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.09%)	0.57%	0.17%	0.01%	0.28%(c)
Net expenses (d)	1.21%	1.21%	1.32%	1.34%	1.32%(e)
Expenses (before waiver/reimbursement) (d)	1.40%	1.35%	1.32%	1.34%	1.32%(e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 61,795	$ 57,566	$ 59,304	$ 54,553	$ 41,891

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.27%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.33%.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 16.94	$ 15.38	$ 16.27	$ 13.43	$ 13.47

Net investment income (loss) (a)	(0.07)	0.03	(0.03)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	1.67	1.71	(0.82)	2.87	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.01

Total from investment operations	1.59	1.71	(0.86)	2.84	(0.04)

Less distributions:
From net investment income	—	—	(0.03)	—	—
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.47)	(0.15)	(0.03)	—	—

Net asset value at end of year	$ 18.06	$ 16.94	$ 15.38	$ 16.27	$ 13.43

Total investment return (b)	9.40%	11.36%	(5.31%)	21.15%	(0.30%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.43%)	0.21%	(0.19%)	(0.26%)	(0.11%)(c)
Net expenses (d)	1.56%	1.59%	1.66%	1.69%	1.69% (e)
Expenses (before waiver/reimbursement) (d)	1.75%	1.75%	1.70%	1.69%	1.69% (e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 21,699	$ 23,870	$ 21,679	$ 25,029	$ 31,523

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.12)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.70%.

170

Financial Highlights

MainStay MacKay International Equity Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 14.94	$ 13.68	$ 14.55	$ 12.10	$ 12.23

Net investment income (loss) (a)	(0.18)	(0.08)	(0.14)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	1.46	1.51	(0.72)	2.58	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.02)	(0.01)	0.01	0.01

Total from investment operations	1.27	1.41	(0.87)	2.45	(0.13)

Less distributions:
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Net asset value at end of year	$ 15.74	$ 14.94	$ 13.68	$ 14.55	$ 12.10

Total investment return (b)	8.57%	10.49%	(5.98%)	20.25%	(1.06%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.20%)	(0.59%)	(0.95%)	(1.05%)	(0.86%)(c)
Net expenses (d)	2.31%	2.35%	2.41%	2.44%	2.44% (e)
Expenses (before waiver/reimbursement) (d)	2.50%	2.50%	2.44%	2.44%	2.44% (e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 2,368	$ 3,345	$ 4,404	$ 6,210	$ 6,991

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.87)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 2.45%.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 14.93	$ 13.68	$ 14.56	$ 12.10	$ 12.23

Net investment income (loss) (a)	(0.18)	(0.09)	(0.14)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	1.48	1.51	(0.73)	2.59	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.02)	(0.01)	0.01	0.01

Total from investment operations	1.29	1.40	(0.88)	2.46	(0.13)

Less distributions:
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Net asset value at end of year	$ 15.75	$ 14.93	$ 13.68	$ 14.56	$ 12.10

Total investment return (b)	8.64%	10.49%	(6.04%)	20.33%	(1.06%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.20%)	(0.65%)	(0.93%)	(1.05%)	(0.84%)(c)
Net expenses (d)	2.31%	2.35%	2.41%	2.44%	2.44% (e)
Expenses (before waiver/reimbursement) (d)	2.50%	2.50%	2.44%	2.44%	2.44% (e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 2,952	$ 3,915	$ 6,960	$ 7,564	$ 7,850

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.85)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)  Without the custody fee reimbursement, net expenses would have been 2.45%.

171

Financial Highlights

MainStay MacKay International Equity Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.28	$ 15.57	$ 16.48	$ 13.59	$ 13.59

Net investment income (loss) (a)	0.05	0.09	0.07	0.05	0.07
Net realized and unrealized gain (loss) on investments	1.70	1.81	(0.84)	2.90	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.01

Total from investment operations	1.74	1.87	(0.78)	2.96	0.04

Less distributions:
From net investment income	(0.12)	(0.01)	(0.13)	(0.07)	(0.04)
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.59)	(0.16)	(0.13)	(0.07)	(0.04)

Net asset value at end of year	$ 18.43	$ 17.28	$ 15.57	$ 16.48	$ 13.59

Total investment return (b)	10.22%	12.19%	(4.80%)	21.94%	0.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.27%	0.55%	0.42%	0.31%	0.54%(c)
Net expenses (d)	0.85%	0.92%	1.07%	1.09%	1.07%(e)
Expenses (before waiver/reimbursement) (d)	1.16%	1.10%	1.07%	1.09%	1.07%(e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 35,880	$ 43,280	$ 213,030	$ 205,009	$ 179,274

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.53%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.08%.

Year ended October 31,
Class R1	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.15	$ 15.48	$ 16.38	$ 13.51	$ 13.51

Net investment income (loss) (a)	(0.01)	0.05	0.05	0.03	0.06
Net realized and unrealized gain (loss) on investments	1.72	1.80	(0.83)	2.89	(0.05)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.01

Total from investment operations	1.70	1.82	(0.79)	2.93	0.02

Less distributions:
From net investment income	(0.07)	—	(0.11)	(0.06)	(0.02)
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.54)	(0.15)	(0.11)	(0.06)	(0.02)

Net asset value at end of year	$ 18.31	$ 17.15	$ 15.48	$ 16.38	$ 13.51

Total investment return (b)	10.05%	11.93%	(4.86%)	21.78%	0.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.05%)	0.33%	0.29%	0.21%	0.41%(c)
Net expenses (d)	1.06%	1.11%	1.17%	1.19%	1.17%(e)
Expenses (before waiver/reimbursement) (d)	1.25%	1.19%	1.17%	1.19%	1.17%(e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 143	$ 265	$ 2,109	$ 2,616	$ 2,478

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.40%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.18%.

172

Financial Highlights

MainStay MacKay International Equity Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.15	$ 15.52	$ 16.42	$ 13.54	$ 13.54

Net investment income (loss) (a)	(0.03)	0.06	(0.02)	0.01	0.01
Net realized and unrealized gain (loss) on investments	1.69	1.75	(0.79)	2.88	(0.01)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.00 ‡

Total from investment operations	1.65	1.78	(0.82)	2.90	0.00 ‡

Less distributions:
From net investment income	(0.03)	—	(0.08)	(0.02)	—
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.50)	(0.15)	(0.08)	(0.02)	—

Net asset value at end of year	$ 18.30	$ 17.15	$ 15.52	$ 16.42	$ 13.54

Total investment return (b)	9.72%	11.64%	(5.06%)(c)	21.55%(c)	(0.07%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.18%)	0.38%	(0.13%)	0.06%	0.08%
Net expenses (d)	1.31%	1.31%	1.42%	1.44%	1.42%
Expenses (before waiver/reimbursement) (d)	1.50%	1.45%	1.42%	1.44%	1.42%
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 486	$ 454	$ 602	$ 1,201	$ 847

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 16.96	$ 15.38	$ 16.29	$ 13.44	$ 13.48

Net investment income (loss) (a)	(0.08)	0.03	(0.04)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	1.68	1.73	(0.82)	2.88	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.01

Total from investment operations	1.59	1.73	(0.87)	2.85	(0.04)

Less distributions:
From net investment income	—	—	(0.04)	—	—
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.47)	(0.15)	(0.04)	—	—

Net asset value at end of year	$ 18.08	$ 16.96	$ 15.38	$ 16.29	$ 13.44

Total investment return (b)	9.46%	11.35%	(5.39%)(c)	21.21%	(0.30%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.46%)	0.22%	(0.21%)	(0.27%)	(0.11%)(d)
Net expenses (e)	1.56%	1.56%	1.67%	1.69%	1.67% (f)
Expenses (before reimbursement/waiver) (e)	1.75%	1.70%	1.67%	1.69%	1.67% (f)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 1,140	$ 1,154	$ 1,057	$ 1,446	$ 1,108

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been (0.12)%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) Without the custody fee reimbursement, net expenses would have been 1.68%.

173

Financial Highlights

MainStay MacKay International Equity Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Class R6	Year ended October 31, 2020	February 28, 2019^ through October 31, 2019
Net asset value at beginning of period	$ 17.28	$ 16.13

Net investment income (loss) (a)	0.05	0.15
Net realized and unrealized gain (loss) on investments	1.71	1.02
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.02)

Total from investment operations	1.75	1.15

Less distributions:
From net investment income	(0.11)	—
From net realized gain on investments	(0.47)	—

Total distributions	(0.58)	—

Net asset value at end of period	$ 18.45	$ 17.28

Total investment return (b)	10.27%	7.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.31%	1.37%††
Net expenses (c)	0.83%	0.83%††
Expenses (before waiver/reimbursement) (c)	1.02%	1.00%††
Portfolio turnover rate	135%	58%
Net assets at end of period (in 000’s)	$ 201,210	$ 177,483

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

174

Financial Highlights

MainStay MacKay S&P 500 Index Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 49.60	$ 49.27	$ 53.27	$ 47.57	$ 48.27

Net investment income (loss) (a)	0.58	0.67	0.69	0.65	0.74
Net realized and unrealized gain (loss) on investments	3.44	5.52	2.61	9.47	1.06

Total from investment operations	4.02	6.19	3.30	10.12	1.80

Less distributions:
From net investment income	(0.91)	(0.77)	(0.79)	(1.07)	(0.74)
From net realized gain on investments	(6.89)	(5.09)	(6.51)	(3.35)	(1.76)

Total distributions	(7.80)	(5.86)	(7.30)	(4.42)	(2.50)

Net asset value at end of year	$ 45.82	$ 49.60	$ 49.27	$ 53.27	$ 47.57

Total investment return (b)	9.21%	13.80%	6.77%	22.93%	3.92%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.32%	1.44%	1.39%	1.33%	1.60%
Net expenses (c)	0.54%	0.54%	0.54%	0.60%	0.60%
Expenses (before waiver/reimbursement) (c)	0.54%	0.54%	0.54%	0.64%	0.61%
Portfolio turnover rate	15%	3%	3%	3%	4%
Net assets at end of year (in 000’s)	$ 602,036	$ 559,780	$ 511,043	$ 527,768	$ 597,791

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016

Net asset value at beginning of year	$ 49.50	$ 49.18	$ 53.18	$ 47.51	$ 48.22

Net investment income (loss) (a)	0.51	0.59	0.62	0.63	0.69

Net realized and unrealized gain (loss) on investments	3.43	5.52	2.58	9.43	1.05

Total from investment operations	3.94	6.11	3.20	10.06	1.74

Less distributions:

From net investment income	(0.87)	(0.70)	(0.69)	(1.04)	(0.69)

From net realized gain on investments	(6.89)	(5.09)	(6.51)	(3.35)	(1.76)

Total distributions	(7.76)	(5.79)	(7.20)	(4.39)	(2.45)

Net asset value at end of year	$ 45.68	$ 49.50	$ 49.18	$ 53.18	$ 47.51

Total investment return (b)	9.03%	13.62%	6.58%	22.81%	3.81%

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	1.16%	1.26%	1.23%	1.29%	1.49%
Net expenses (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses (before waiver/reimbursement) (c)	0.88%	0.89%	0.87%	0.82%	0.84%

Portfolio turnover rate	15%	3%	3%	3%	4%
Net assets at end of year (in 000’s)	$ 55,546	$ 54,505	$ 41,907	$ 38,052	$ 46,999

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

175

Financial Highlights

MainStay MacKay S&P 500 Index Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 50.38	$ 49.97	$ 53.93	$ 48.12	$ 48.81

Net investment income (loss) (a)	0.70	0.81	0.83	0.78	0.87

Net realized and unrealized gain (loss) on investments	3.50	5.59	2.64	9.56	1.06

Total from investment operations	4.20	6.40	3.47	10.34	1.93

Less distributions:

From net investment income	(1.03)	(0.90)	(0.92)	(1.18)	(0.86)
From net realized gain on investments	(6.89)	(5.09)	(6.51)	(3.35)	(1.76)

Total distributions	(7.92)	(5.99)	(7.43)	(4.53)	(2.62)

Net asset value at end of year	$ 46.66	$ 50.38	$ 49.97	$ 53.93	$ 48.12

Total investment return (b)	9.47%	14.08%	7.05%	23.20%	4.17%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.56%	1.74%	1.64%	1.58%	1.88%
Net expenses (c)	0.29%	0.29%	0.29%	0.35%	0.35%
Expenses (before waiver/reimbursement) (c)	0.29%	0.29%	0.29%	0.39%	0.35%

Portfolio turnover rate	15%	3%	3%	3%	4%
Net assets at end of year (in 000’s)	$ 436,446	$ 399,842	$ 592,457	$ 717,528	$ 755,952

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

SIMPLE Class	August 31, 2020^ through October 31, 2020
Net asset value at beginning of period *	$ 48.83

Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) on investments	(3.20)

Total from investment operations	(3.18)

Net asset value at end of period	$ 45.65

Total investment return (b)	(6.51%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) ††	0.30%
Net expenses (c) ††	0.95%
Expenses (before waiver/reimbursement) (c) ††	1.15%

Portfolio turnover rate	15%
Net assets at end of period (in 000’s)	$ 23

^ Inception date.

†† Annualized.

* Based on the net asset value of Investor Class as of August 31, 2020.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. SIMPLE Class shares are not subject to sales charges.
For periods of less than one year, total return is not annualized.

(c)  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

176

Financial Highlights

MainStay Winslow Large Cap Growth Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 9.59	$ 9.95	$ 10.41	$ 9.17	$ 10.68

Net investment income (loss) (a)	(0.03)	(0.02)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	2.58	1.48	1.12	2.31	(0.23)

Total from investment operations	2.55	1.46	1.10	2.30	(0.24)

Less distributions:
From net investment income	—	—	(0.00)‡	—	—
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Total distributions	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 11.08	$ 9.59	$ 9.95	$ 10.41	$ 9.17

Total investment return (b)	29.44%	17.05%	12.36%	28.54%	(2.44%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.31%)	(0.20%)	(0.21%)	(0.15%)	(0.13%)
Net expenses (c)	0.97%	0.99%	0.97%	1.00%	0.99%
Expenses (before waiver/reimbursement) (c)	0.97%	0.99%	0.98%	1.00%	1.00%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 1,341,381	$ 1,008,608	$ 1,092,962	$ 960,123	$ 882,021

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 9.42	$ 9.81	$ 10.30	$ 9.09	$ 10.61

Net investment income (loss) (a)	(0.04)	(0.03)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.52	1.46	1.10	2.29	(0.23)

Total from investment operations	2.48	1.43	1.07	2.27	(0.25)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 10.84	$ 9.42	$ 9.81	$ 10.30	$ 9.09

Total investment return (b)	29.19%	16.96%	12.19%	28.45%	(2.57%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.43%)	(0.31%)	(0.30%)	(0.19%)	(0.19%)
Net expenses (c)	1.10%	1.09%	1.06%	1.07%	1.05%
Expenses (before waiver/reimbursement) (c)	1.10%	1.10%	1.07%	1.07%	1.06%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 110,831	$ 109,236	$ 103,987	$ 108,078	$ 167,631

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

177

Financial Highlights

MainStay Winslow Large Cap Growth Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.55	$ 8.26	$ 8.98	$ 8.11	$ 9.67

Net investment income (loss) (a)	(0.09)	(0.08)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	1.97	1.19	0.93	2.01	(0.21)

Total from investment operations	1.88	1.11	0.84	1.93	(0.29)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 8.37	$ 7.55	$ 8.26	$ 8.98	$ 8.11

Total investment return (b)	28.37%	15.96%	11.28% (c)	27.61%	(3.32%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.17%)	(1.05%)	(1.04%)	(0.96%)	(0.94%)
Net expenses (d)	1.85%	1.84%	1.81%	1.82%	1.80%
Expenses (before waiver/reimbursement) (d)	1.85%	1.85%	1.82%	1.82%	1.81%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 20,172	$ 21,015	$ 25,685	$ 31,793	$ 36,549

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.53	$ 8.25	$ 8.96	$ 8.10	$ 9.66

Net investment income (loss) (a)	(0.09)	(0.07)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	1.97	1.17	0.94	2.00	(0.21)

Total from investment operations	1.88	1.10	0.85	1.92	(0.29)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 8.35	$ 7.53	$ 8.25	$ 8.96	$ 8.10

Total investment return (b)	28.46%	15.97%	11.42%	27.51%	(3.31%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.17%)	(1.04%)	(1.05%)	(0.96%)	(0.94%)
Net expenses (c)	1.85%	1.84%	1.81%	1.82%	1.80%
Expenses (before waiver/reimbursement) (c)	1.85%	1.85%	1.82%	1.82%	1.81%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 95,761	$ 131,945	$ 197,231	$ 229,283	$ 306,409

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

178

Financial Highlights

MainStay Winslow Large Cap Growth Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 10.49	$ 10.69	$ 11.06	$ 9.65	$ 11.15

Net investment income (loss) (a)	(0.01)	0.00 ‡	0.00 ‡	0.01	0.01
Net realized and unrealized gain (loss) on investments	2.86	1.62	1.20	2.46	(0.24)

Total from investment operations	2.85	1.62	1.20	2.47	(0.23)

Less distributions:
From net investment income	—	—	(0.01)	—	—
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Total distributions	(1.06)	(1.82)	(1.57)	(1.06)	(1.27)

Net asset value at end of year	$ 12.28	$ 10.49	$ 10.69	$ 11.06	$ 9.65

Total investment return (b)	29.80%	17.29%	12.54%(c)	28.92%	(2.23%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.06%)	0.05%	0.04%	0.12%	0.12%
Net expenses (d)	0.72%	0.74%	0.72%	0.75%	0.74%
Expenses (before waiver/reimbursement) (d)	0.72%	0.74%	0.73%	0.75%	0.75%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 6,824,224	$ 6,080,320	$ 6,275,780	$ 6,752,754	$ 8,994,997

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class R1	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 10.17	$ 10.43	$ 10.83	$ 9.48	$ 10.99

Net investment income (loss) (a)	(0.02)	(0.00)‡	(0.01)	0.00 ‡	0.00 ‡
Net realized and unrealized gain (loss) on investments	2.76	1.56	1.17	2.41	(0.24)

Total from investment operations	2.74	1.56	1.16	2.41	(0.24)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 11.85	$ 10.17	$ 10.43	$ 10.83	$ 9.48

Total investment return (b)	29.64%	17.25%	12.46%	28.79%	(2.37%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.15%)	(0.04%)	(0.06%)	0.01%	0.02%
Net expenses (c)	0.82%	0.84%	0.82%	0.85%	0.84%
Expenses (before waiver/reimbursement) (c)	0.82%	0.84%	0.83%	0.85%	0.85%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 914,359	$ 919,236	$ 1,102,423	$ 1,596,638	$ 1,636,560

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

179

Financial Highlights

MainStay Winslow Large Cap Growth Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 9.53	$ 9.90	$ 10.38	$ 9.15	$ 10.68

Net investment income (loss) (a)	(0.04)	(0.03)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.56	1.48	1.11	2.31	(0.24)

Total from investment operations	2.52	1.45	1.08	2.29	(0.26)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 10.99	$ 9.53	$ 9.90	$ 10.38	$ 9.15

Total investment return (b)	29.29%	16.89%	12.17% (c)	28.49%	(2.66%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.40%)	(0.29%)	(0.31%)	(0.24%)	(0.23%)
Net expenses (d)	1.07%	1.09%	1.07%	1.10%	1.09%
Expenses (before waiver/reimbursement) (d)	1.07%	1.09%	1.08%	1.10%	1.10%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 159,297	$ 163,288	$ 227,298	$ 303,192	$ 391,535

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 8.93	$ 9.41	$ 9.96	$ 8.85	$ 10.39

Net investment income (loss) (a)	(0.06)	(0.05)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	2.38	1.39	1.06	2.21	(0.23)

Total from investment operations	2.32	1.34	1.01	2.17	(0.27)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 10.19	$ 8.93	$ 9.41	$ 9.96	$ 8.85

Total investment return (b)	28.99%	16.69%	11.97%	28.05%	(2.83%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.65%)	(0.55%)	(0.55%)	(0.49%)	(0.48%)
Net expenses (c)	1.32%	1.34%	1.32%	1.35%	1.34%
Expenses (before reimbursement/waiver) (c)	1.32%	1.34%	1.33%	1.35%	1.35%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 56,657	$ 57,283	$ 61,850	$ 78,634	$ 87,060

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

180

Financial Highlights

MainStay Winslow Large Cap Growth Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class R6	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 10.58	$ 10.76	$ 11.12	$ 9.69	$ 11.18

Net investment income (loss) (a)	0.00 ‡	0.01	0.01	0.02	0.02
Net realized and unrealized gain (loss) on investments	2.88	1.63	1.21	2.47	(0.24)

Total from investment operations	2.88	1.64	1.22	2.49	(0.22)

Less distributions:
From net investment income	(0.01)	—	(0.02)	—	—
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Total distributions	(1.07)	(1.82)	(1.58)	(1.06)	(1.27)

Net asset value at end of year	$ 12.39	$ 10.58	$ 10.76	$ 11.12	$ 9.69

Total investment return (b)	29.83%	17.49%	12.72%	29.02%	(2.12%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.02%	0.13%	0.13%	0.21%	0.23%
Net expenses (c)	0.64%	0.64%	0.63%	0.63%	0.62%
Expenses (before waiver/reimbursement) (c)	0.64%	0.64%	0.64%	0.63%	0.63%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 3,981,812	$ 3,148,459	$ 2,463,405	$ 2,122,217	$ 1,693,868

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

SIMPLE Class	August 31, 2020^ through October 31, 2020
Net asset value at beginning of period *	$ 11.84

Net investment income (loss) (a)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.98)

Total from investment operations	(1.00)

Net asset value at end of period	$ 10.84

Total investment return (b)	(8.45%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) ††	(1.00%)
Net expenses (c)††	1.32%
Expenses (before waiver/reimbursement) (c)††	1.33%
Portfolio turnover rate	44%
Net assets at end of period (in 000’s)	$ 23

^ Inception date.

†† Annualized.

* Based on the net asset value of Investor Class as of August 31, 2020.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

181

Financial Highlights

MainStay WMC Enduring Capital Fund (formerly MainStay MacKay Common Stock Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 24.92	$ 26.31	$ 24.56	$ 19.95	$ 20.20

Net investment income (loss) (a)	0.16	0.26	0.24	0.23	0.25
Net realized and unrealized gain (loss) on investments	1.36	1.28	1.74	4.63	(0.28)

Total from investment operations	1.52	1.54	1.98	4.86	(0.03)

Less distributions:
From net investment income	(0.27)	(0.22)	(0.23)	(0.25)	(0.22)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.49)	(2.93)	(0.23)	(0.25)	(0.22)

Net asset value at end of year	$ 24.95	$ 24.92	$ 26.31	$ 24.56	$ 19.95

Total investment return (b)	6.42%	6.80%	8.07%	24.59%	(0.13%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.64%	1.08%	0.90%	1.05%	1.29% (c)
Net expenses (d)	0.99%	0.97%	0.97%	0.96%	0.95% (e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$ 62,611	$ 63,814	$ 63,956	$ 53,909	$ 42,928

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 1.28%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 0.96%.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 24.90	$ 26.29	$ 24.53	$ 19.93	$ 20.19

Net investment income (loss) (a)	0.08	0.20	0.18	0.18	0.21
Net realized and unrealized gain (loss) on investments	1.37	1.27	1.74	4.62	(0.29)

Total from investment operations	1.45	1.47	1.92	4.80	(0.08)

Less distributions:
From net investment income	(0.21)	(0.15)	(0.16)	(0.20)	(0.18)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.43)	(2.86)	(0.16)	(0.20)	(0.18)

Net asset value at end of year	$ 24.92	$ 24.90	$ 26.29	$ 24.53	$ 19.93

Total investment return (b)	6.05%	6.51%	7.82%	24.25%	(0.39%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.35%	0.82%	0.68%	0.83%	1.05% (c)
Net expenses (d)	1.30%	1.23%	1.21%	1.22%	1.20% (e)
Expenses (before waiver/reimbursement) (d)	1.31%	1.27%	1.23%	1.22%	1.20% (e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$ 15,544	$ 17,203	$ 16,580	$ 17,216	$ 21,880

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 1.04%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.21%.

182

Financial Highlights

MainStay WMC Enduring Capital Fund (formerly MainStay MacKay Common Stock Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 22.50	$ 24.04	$ 22.46	$ 18.25	$ 18.49

Net investment income (loss) (a)	(0.08)	0.02	(0.02)	0.01	0.05
Net realized and unrealized gain (loss) on investments	1.22	1.15	1.60	4.24	(0.26)

Total from investment operations	1.14	1.17	1.58	4.25	(0.21)

Less distributions:
From net investment income	(0.02)	—	—	(0.04)	(0.03)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.24)	(2.71)	—	(0.04)	(0.03)

Net asset value at end of year	$ 22.40	$ 22.50	$ 24.04	$ 22.46	$ 18.25

Total investment return (b)	5.28%	5.71%	7.03%	23.31%	(1.12%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.39%)	0.10%	(0.07%)	0.06%	0.30% (c)
Net expenses (d)	2.05%	1.98%	1.96%	1.97%	1.95% (e)
Expenses (before waiver/reimbursement) (d)	2.06%	2.02%	1.98%	1.97%	1.95% (e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$ 3,666	$ 4,718	$ 5,855	$ 6,635	$ 6,604

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.29%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.96%.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 22.48	$ 24.02	$ 22.45	$ 18.24	$ 18.48

Net investment income (loss) (a)	(0.08)	0.02	(0.02)	0.01	0.06
Net realized and unrealized gain (loss) on investments	1.22	1.15	1.59	4.24	(0.27)

Total from investment operations	1.14	1.17	1.57	4.25	(0.21)

Less distributions:
From net investment income	(0.02)	—	—	(0.04)	(0.03)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.24)	(2.71)	—	(0.04)	(0.03)

Net asset value at end of year	$ 22.38	$ 22.48	$ 24.02	$ 22.45	$ 18.24

Total investment return (b)	5.29%	5.72%	6.99%	23.33%	(1.12%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.38%)	0.10%	(0.08%)	0.06%	0.34% (c)
Net expenses (d)	2.05%	1.98%	1.96%	1.97%	1.95% (e)
Expenses (before waiver/reimbursement) (d)	2.06%	2.02%	1.98%	1.97%	1.95% (e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$ 6,641	$ 10,946	$ 14,964	$ 15,459	$ 16,509

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.33%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.96%.

183

Financial Highlights

MainStay WMC Enduring Capital Fund (formerly MainStay MacKay Common Stock Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 25.05	$ 26.44	$ 24.67	$ 20.04	$ 20.29

Net investment income (loss) (a)	0.23	0.32	0.31	0.29	0.31
Net realized and unrealized gain (loss) on investments	1.37	1.28	1.74	4.65	(0.29)

Total from investment operations	1.60	1.60	2.05	4.94	0.02

Less distributions:
From net investment income	(0.34)	(0.28)	(0.28)	(0.31)	(0.27)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.56)	(2.99)	(0.28)	(0.31)	(0.27)

Net asset value at end of year	$ 25.09	$ 25.05	$ 26.44	$ 24.67	$ 20.04

Total investment return (b)	6.66%	7.06%	8.36%	24.89%	0.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.96%	1.34%	1.16%	1.31%	1.55%(c)
Net expenses (d)	0.74%	0.72%	0.71%	0.71%	0.70%(e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$ 37,491	$ 97,903	$ 98,395	$ 96,441	$ 87,774

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 1.54%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 0.71%.

	Year ended October 31,				February 29, 2016^ through October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 24.77	$ 26.17	$ 24.48	$ 19.90	$ 18.44

Net investment income (loss) (a)	0.07	0.17	0.14	0.13	0.10
Net realized and unrealized gain (loss) on investments	1.36	1.28	1.73	4.65	1.36

Total from investment operations	1.43	1.45	1.87	4.78	1.46

Less distributions:
From net investment income	(0.20)	(0.14)	(0.18)	(0.20)	—
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.42)	(2.85)	(0.18)	(0.20)	—

Net asset value at end of period	$ 24.78	$ 24.77	$ 26.17	$ 24.48	$ 19.90

Total investment return (b)	6.02%	6.42%	7.66%	24.17%	7.92%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.30%	0.70%	0.52%	0.60%	0.74%††(d)
Net expenses (e)	1.34%	1.32%	1.32%	1.31%	1.31%††(f)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of period (in 000’s)	$ 207	$ 227	$ 137	$ 86	$ 29

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been 0.73%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) Without the custody fee reimbursement, net expenses would have been 1.32%.

184

Financial Highlights

MainStay WMC Growth Fund (formerly MainStay MacKay Growth Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 36.07	$ 36.41	$ 34.18	$ 29.07	$ 32.33

Net investment income (loss) (a)	(0.00)‡	0.10	0.09	0.12	(0.04)
Net realized and unrealized gain (loss) on investments	7.78	2.87	3.47	7.39	(0.97)

Total from investment operations	7.78	2.97	3.56	7.51	(1.01)

Less distributions:
From net investment income	(0.16)	(0.06)	(0.02)	—	—
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Total distributions	(1.29)	(3.31)	(1.33)	(2.40)	(2.25)

Net asset value at end of year	$ 42.56	$ 36.07	$ 36.41	$ 34.18	$ 29.07

Total investment return (b)	22.21%	8.90%	10.74%	27.88%	(3.39%)
Ratios of net investment income (loss) to average net assets:
Before waivers and reimbursements	0.01%	0.30%	0.23%	0.39%	(0.15%)
After expense waivers and reimbursements	0.01%	0.30%	0.23%	0.39%	(0.14%)(c)
Ratios of expenses to average net assets:
Before waivers/reimbursements (d)	1.04%	1.06%	1.06%	1.09%	1.16%
After waivers/reimbursements (d)	1.04%	1.06%	1.06%	1.09%	1.15% (e)
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 531,715	$ 436,508	$ 431,854	$ 391,245	$ 260,670

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.15)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses After expense waivers and reimbursements would have been 1.16%.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.53	$ 35.94	$ 33.82	$ 28.86	$ 32.17

Net investment income (loss) (a)	(0.10)	0.01	0.00 ‡	0.06	(0.10)
Net realized and unrealized gain (loss) on investments	7.65	2.83	3.43	7.30	(0.96)

Total from investment operations	7.55	2.84	3.43	7.36	(1.06)

Less distributions:
From net investment income	(0.06)	—	—	—	—
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Total distributions	(1.19)	(3.25)	(1.31)	(2.40)	(2.25)

Net asset value at end of year	$ 41.89	$ 35.53	$ 35.94	$ 33.82	$ 28.86

Total investment return (b)	21.84%	8.61%	10.47%	27.54%	(3.60%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.26%)	0.03%	0.01%	0.21%	(0.34%)
Net expenses (c)	1.34%	1.33%	1.31%	1.35%	1.35%
Expenses (before waiver/reimbursement) (c)	1.41%	1.42%	1.37%	1.35%	1.35%
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 97,709	$ 110,762	$ 108,043	$ 134,867	$ 200,772

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

185

Financial Highlights

MainStay WMC Growth Fund (formerly MainStay MacKay Growth Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 33.31	$ 34.13	$ 32.42	$ 27.95	$ 31.45

Net investment income (loss) (a)	(0.36)	(0.22)	(0.26)	(0.16)	(0.30)
Net realized and unrealized gain (loss) on investments	7.14	2.65	3.28	7.03	(0.95)

Total from investment operations	6.78	2.43	3.02	6.87	(1.25)

Less distributions:
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Net asset value at end of year	$ 38.96	$ 33.31	$ 34.13	$ 32.42	$ 27.95

Total investment return (b)	20.93%	7.79%	9.63%	26.61%	(4.30%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.01%)	(0.69%)	(0.74%)	(0.56%)	(1.09%)
Net expenses (c)	2.08%	2.08%	2.06%	2.10%	2.10%
Expenses (before waiver/reimbursement) (c)	2.15%	2.18%	2.12%	2.10%	2.10%
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 16,382	$ 18,749	$ 23,554	$ 30,064	$ 33,468

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 33.30	$ 34.12	$ 32.41	$ 27.94	$ 31.44

Net investment income (loss) (a)	(0.36)	(0.21)	(0.27)	(0.17)	(0.31)
Net realized and unrealized gain (loss) on investments	7.14	2.64	3.29	7.04	(0.94)

Total from investment operations	6.78	2.43	3.02	6.87	(1.25)

Less distributions:
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Net asset value at end of year	$ 38.95	$ 33.30	$ 34.12	$ 32.41	$ 27.94

Total investment return (b)	20.94%	7.80%	9.63%	26.62%	(4.34%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.02%)	(0.67%)	(0.77%)	(0.58%)	(1.10%)
Net expenses (c)	2.08%	2.08%	2.06%	2.10%	2.10%
Expenses (before waiver/reimbursement) (c)	2.15%	2.18%	2.12%	2.10%	2.10%
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 3,068	$ 3,144	$ 5,331	$ 4,884	$ 4,831

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

186

Financial Highlights

MainStay WMC Growth Fund (formerly MainStay MacKay Growth Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 37.01	$ 37.28	$ 34.96	$ 29.62	$ 32.83

Net investment income (loss) (a)	0.11	0.19	0.18	0.20	(0.02)
Net realized and unrealized gain (loss) on investments	7.97	2.95	3.55	7.54	(0.94)

Total from investment operations	8.08	3.14	3.73	7.74	(0.96)

Less distributions:
From net investment income	(0.24)	(0.16)	(0.10)	—	—
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Total distributions	(1.37)	(3.41)	(1.41)	(2.40)	(2.25)

Net asset value at end of year	$ 43.72	$ 37.01	$ 37.28	$ 34.96	$ 29.62

Total investment return (b)	22.53%	9.18%	11.03%	28.16%	(3.17%)
Ratios of net investment income (loss) to average net assets:
Before waivers and reimbursements	0.28%	0.53%	0.49%	0.62%	(0.12%)
After expense waivers and reimbursements	0.28%	0.53%	0.49%	0.62%	(0.07%)
Ratios of expenses to average net assets:
Before waivers/reimbursements (c)	0.79%	0.81%	0.81%	0.83%	0.98%
After waivers/reimbursements (c)	0.79%	0.81%	0.81%	0.83%	0.92%
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 102,290	$ 139,588	$ 87,866	$ 87,115	$ 15,473

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.81	$ 36.16	$ 33.97	$ 28.94	$ 32.22

Net investment income (loss) (a)	(0.04)	0.07	0.05	0.09	(0.06)
Net realized and unrealized gain (loss) on investments	7.72	2.86	3.45	7.34	(0.97)

Total from investment operations	7.68	2.93	3.50	7.43	(1.03)

Less distributions:
From net investment income	(0.12)	(0.03)	—	—	—
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Total distributions	(1.25)	(3.28)	(1.31)	(2.40)	(2.25)

Net asset value at end of year	$ 42.24	$ 35.81	$ 36.16	$ 33.97	$ 28.94

Total investment return (b)	22.08%	8.81%	10.64%	27.72%	(3.46%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.11%)	0.21%	0.13%	0.31%	(0.23%)
Net expenses (c)	1.14%	1.16%	1.16%	1.19%	1.24%
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 109	$ 59	$ 58	$ 52	$ 38

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

187

Financial Highlights

MainStay WMC International Research Equity Fund (formerly MainStay MacKay International Opportunities Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.77	$ 7.93	$ 9.58	$ 8.06	$ 8.36

Net investment income (loss)	0.06 (a)	0.15 (a)	0.13	0.02	0.11
Net realized and unrealized gain (loss) on investments	(0.70)	0.10	(1.63)	1.73	(0.35)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(0.64)	0.25	(1.50)	1.75	(0.24)

Less distributions:
From net investment income	(0.73)	(0.41)	(0.15)	(0.23)	(0.06)

Net asset value at end of year	$ 6.40	$ 7.77	$ 7.93	$ 9.58	$ 8.06

Total investment return (b)	(9.21%)	3.83%	(15.94%)(c)	22.36%	(2.85%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.89%	2.04%	1.37%	0.24%	1.37% (d)
Net expenses (before waiver/reimbursement) (e)(f)	1.63%	1.75%	1.78%	3.22%	3.33%
Portfolio turnover rate	136%	182%	223%	179%	137%
Net assets at end of year (in 000’s)	$ 12,373	$ 19,557	$ 31,870	$ 55,580	$ 98,856

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been 1.35%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	1.60%	0.03%
October 31, 2019	1.64%	0.11%
October 31, 2018	1.65%	0.13%
October 31, 2017	1.56%	1.66%
October 31, 2016	1.53%(g)	1.78%

(g) Without the custody fee reimbursement, net expenses would have been 1.55%.

188

Financial Highlights

MainStay WMC International Research Equity Fund (formerly MainStay MacKay International Opportunities Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.73	$ 7.90	$ 9.54	$ 8.02	$ 8.33

Net investment income (loss)	0.04 (a)	0.15 (a)	0.12	0.04	0.09
Net realized and unrealized gain (loss) on investments	(0.70)	0.08	(1.62)	1.70	(0.34)

Total from investment operations	(0.66)	0.23	(1.50)	1.74	(0.25)

Less distributions:
From net investment income	(0.71)	(0.40)	(0.14)	(0.22)	(0.06)

Net asset value at end of year	$ 6.36	$ 7.73	$ 7.90	$ 9.54	$ 8.02

Total investment return (b)	(9.47%)	3.54%	(15.97%)(c)	22.29%	(3.04%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.66%	2.00%	1.29%	0.43%	1.19% (d)
Net expenses (before waiver/reimbursement) (e)(f)	1.89%	1.93%	1.88%	3.34%	3.54%
Portfolio turnover rate	136%	182%	223%	179%	137%
Net assets at end of year (in 000’s)	$ 2,731	$ 3,690	$ 3,407	$ 4,294	$ 5,755

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been 1.17%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	1.86%	0.03%
October 31, 2019	1.81%	0.12%
October 31, 2018	1.75%	0.13%
October 31, 2017	1.65%	1.66%
October 31, 2016	1.68%(g)	1.78%

(g) Without the custody fee reimbursement, net expenses would have been 1.70%.

189

Financial Highlights

MainStay WMC International Research Equity Fund (formerly MainStay MacKay International Opportunities Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.49	$ 7.63	$ 9.23	$ 7.75	$ 8.08

Net investment income (loss)	(0.01)(a)	0.08 (a)	0.05	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	(0.68)	0.10	(1.57)	1.64	(0.34)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(0.69)	0.18	(1.52)	1.63	(0.31)

Less distributions:
From net investment income	(0.64)	(0.32)	(0.08)	(0.15)	(0.02)

Net asset value at end of year	$ 6.16	$ 7.49	$ 7.63	$ 9.23	$ 7.75

Total investment return (b)	(10.16%)	2.81%	(16.61%)	21.38%	(3.84%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.22%)	1.14%	0.52%	(0.17%)	0.45% (c)
Net expenses (before waiver/reimbursement) (d)(e)	2.64%	2.66%	2.62%	4.06%	4.27%
Portfolio turnover rate	136%	182%	223%	179%	137%
Net assets at end of year (in 000’s)	$ 6,229	$ 14,203	$ 27,699	$ 42,231	$ 36,489

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.43%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	2.61%	0.03%
October 31, 2019	2.55%	0.11%
October 31, 2018	2.49%	0.13%
October 31, 2017	2.39%	1.64%
October 31, 2016	2.43%(f)	1.78%

(f) Without the custody fee reimbursement, net expenses would have been 2.45%.

190

Financial Highlights

MainStay WMC International Research Equity Fund (formerly MainStay MacKay International Opportunities Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.83	$ 8.00	$ 9.66	$ 8.12	$ 8.42

Net investment income (loss)	0.08 (a)	0.17 (a)	0.15	0.09	0.13
Net realized and unrealized gain (loss) on investments	(0.71)	0.10	(1.64)	1.70	(0.36)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(0.63)	0.27	(1.49)	1.79	(0.23)

Less distributions:
From net investment income	(0.75)	(0.44)	(0.17)	(0.25)	(0.07)

Net asset value at end of year	$ 6.45	$ 7.83	$ 8.00	$ 9.66	$ 8.12

Total investment return (b)	(8.98%)	4.08%	(15.72%)(c)	22.78%	(2.69%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.19%	2.20%	1.63%	0.96%	1.66% (d)
Net expenses (before waiver/reimbursement) (e)(f)	1.38%	1.50%	1.53%	2.93%	3.07%
Portfolio turnover rate	136%	182%	223%	179%	137%
Net assets at end of year (in 000’s)	$ 230,100	$ 281,279	$ 521,050	$ 653,051	$ 394,785

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been 1.64%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	1.35%	0.03%
October 31, 2019	1.40%	0.10%
October 31, 2018	1.40%	0.13%
October 31, 2017	1.29%	1.63%
October 31, 2016	1.28%(g)	1.78%

(g)  Without the custody fee reimbursement, net expenses would have been 1.30%.

191

Financial Highlights

MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 24.59	$ 28.34	$ 31.91	$ 26.45	$ 26.35

Net investment income (loss) (a)	(0.07)	0.07	0.06	0.03	0.22
Net realized and unrealized gain (loss) on investments	(1.83)	0.24	(0.98)	5.54	(0.09)

Total from investment operations	(1.90)	0.31	(0.92)	5.57	0.13

Less distributions:
From net investment income	(0.05)	(0.05)	—	(0.11)	(0.03)
From net realized gain on investments	—	(4.01)	(2.65)	—	—
Return of capital	(0.02)	—	—	—	—

Total distributions	(0.07)	(4.06)	(2.65)	(0.11)	(0.03)

Net asset value at end of year	$ 22.62	$ 24.59	$ 28.34	$ 31.91	$ 26.45

Total investment return (b)	(7.76%)	1.41%	(3.48%)	21.09%	0.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.30%)	0.27%	0.19%	0.10%	0.85%
Net expenses (c)	1.25%	1.25%	1.23%	1.24%	1.25%
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 115,403	$ 141,548	$ 155,636	$ 163,350	$ 114,041

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 24.07	$ 27.85	$ 31.48	$ 26.09	$ 26.05

Net investment income (loss) (a)	(0.13)	(0.01)	(0.02)	(0.05)	0.14
Net realized and unrealized gain (loss) on investments	(1.80)	0.24	(0.96)	5.48	(0.10)

Total from investment operations	(1.93)	0.23	(0.98)	5.43	0.04

Less distributions:
From net investment income	(0.00)‡	—	—	(0.04)	—
From net realized gain on investments	—	(4.01)	(2.65)	—	—
Return of capital	(0.00)‡	—	—	—	—

Total distributions	(0.00)‡	(4.01)	(2.65)	(0.04)	—

Net asset value at end of year	$ 22.14	$ 24.07	$ 27.85	$ 31.48	$ 26.09

Total investment return (b)	(8.02%)	1.09%	(3.74%)	20.82%	0.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.57%)	(0.05%)	(0.06%)	(0.16%)	0.57%(c)
Net expenses (d)	1.52%	1.55%	1.49%	1.50%	1.52%(e)
Expenses (before waiver/reimbursement) (d)	1.70%	1.64%	1.56%	1.50%	1.52%(e)
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 41,547	$ 49,342	$ 48,569	$ 57,488	$ 79,614

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.56%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)  Without the custody fee reimbursement, net expenses would have been 1.53%.

192

Financial Highlights

MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 20.86	$ 24.83	$ 28.54	$ 23.80	$ 23.94

Net investment income (loss) (a)	(0.25)	(0.16)	(0.22)	(0.23)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.57)	0.20	(0.84)	4.97	(0.11)

Total from investment operations	(1.82)	0.04	(1.06)	4.74	(0.14)

Less distributions:
From net realized gain on investments	—	(4.01)	(2.65)	—	—

Net asset value at end of year	$ 19.04	$ 20.86	$ 24.83	$ 28.54	$ 23.80

Total investment return (b)	(8.72%)	0.35%	(4.46%)	19.92%	(0.58%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.30%)	(0.74%)	(0.80%)	(0.86%)	(0.15%)(c)
Net expenses (d)	2.27%	2.30%	2.24%	2.25%	2.27% (e)
Expenses (before waiver/reimbursement) (d)	2.45%	2.39%	2.31%	2.25%	2.27% (e)
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 4,447	$ 7,442	$ 10,698	$ 15,188	$ 17,670

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.16)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 2.28%.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 20.84	$ 24.81	$ 28.52	$ 23.79	$ 23.93

Net investment income (loss) (a)	(0.25)	(0.13)	(0.22)	(0.24)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.56)	0.17	(0.84)	4.97	(0.10)

Total from investment operations	(1.81)	0.04	(1.06)	4.73	(0.14)

Less distributions:
From net realized gain on investments	—	(4.01)	(2.65)	—	—

Net asset value at end of year	$ 19.03	$ 20.84	$ 24.81	$ 28.52	$ 23.79

Total investment return (b)	(8.69%)	0.35%	(4.47%)	19.88%	(0.59%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.30%)	(0.60%)	(0.81%)	(0.88%)	(0.16%)(c)
Net expenses (d)	2.27%	2.30%	2.24%	2.25%	2.27% (e)
Expenses (before waiver/reimbursement) (d)	2.45%	2.39%	2.31%	2.25%	2.27% (e)
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 3,201	$ 5,469	$ 14,156	$ 17,770	$ 17,921

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.17)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 2.28%.

193

Financial Highlights

MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 25.44	$ 29.19	$ 32.72	$ 27.11	$ 27.02

Net investment income (loss) (a)	(0.01)	0.17	0.14	0.11	0.29
Net realized and unrealized gain (loss) on investments	(1.90)	0.22	(1.02)	5.68	(0.10)

Total from investment operations	(1.91)	0.39	(0.88)	5.79	0.19

Less distributions:
From net investment income	(0.09)	(0.13)	—	(0.18)	(0.10)
From net realized gain on investments	—	(4.01)	(2.65)	—	—
Return of capital	(0.04)	—	—	—	—

Total distributions	(0.13)	(4.14)	(2.65)	(0.18)	(0.10)

Net asset value at end of year	$ 23.40	$ 25.44	$ 29.19	$ 32.72	$ 27.11

Total investment return (b)	(7.55%)	1.67%	(3.26%)	21.40%	0.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.06)%	0.66%	0.45%	0.36%	1.10%
Net expenses (c)	1.00%	1.00%	0.98%	0.99%	1.00%
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 127,115	$ 146,525	$ 306,746	$ 332,900	$ 325,316

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class R1	2020	2019	2018	2017	2016

Net asset value at beginning of year	$ 25.34	$ 29.09	$ 32.65	$ 27.05	$ 26.96

Net investment income (loss) (a)	(0.04)	0.10	0.12	0.08	0.26

Net realized and unrealized gain (loss) on investments	(1.88)	0.26	(1.03)	5.68	(0.10)

Total from investment operations	(1.92)	0.36	(0.91)	5.76	0.16

Less distributions:
From net investment income	(0.08)	(0.10)	—	(0.16)	(0.07)
From net realized gain on investments	—	(4.01)	(2.65)	—	—
Return of capital	(0.03)	—	—	—	—

Total distributions	(0.11)	(4.11)	(2.65)	(0.16)	(0.07)

Net asset value at end of year	$ 23.31	$ 25.34	$ 29.09	$ 32.65	$ 27.05

Total investment return (b)	(7.62%)	1.57%	(3.36%)	21.34%	0.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.18%)	0.41%	0.38%	0.25%	0.97%
Net expenses (c)	1.10%	1.10%	1.08%	1.09%	1.10%
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 44	$ 65	$ 63	$ 97	$ 85

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

194

Financial Highlights

MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 24.47	$ 28.21	$ 31.81	$ 26.37	$ 26.28

Net investment income (loss) (a)	(0.09)	0.04	0.03	(0.01)	0.19
Net realized and unrealized gain (loss) on investments	(1.83)	0.25	(0.98)	5.54	(0.10)

Total from investment operations	(1.92)	0.29	(0.95)	5.53	0.09

Less distributions:
From net investment income	(0.04)	(0.02)	—	(0.09)	(0.00)‡
From net realized gain on investments	—	(4.01)	(2.65)	—	—
Return of capital	(0.01)	—	—	—	—

Total distributions	(0.05)	(4.03)	(2.65)	(0.09)	(0.00)‡

Net asset value at end of year	$ 22.50	$ 24.47	$ 28.21	$ 31.81	$ 26.37

Total investment return (b)	(7.84%)	1.30%	(3.59%)	21.00%	0.34%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.40%)	0.18%	0.09%	(0.03%)	0.73%
Net expenses (d)	1.35%	1.35%	1.33%	1.34%	1.35%
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 88	$ 111	$ 137	$ 137	$ 112

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,				February 29, 2016^ through October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 24.32	$ 28.11	$ 31.78	$ 26.39	$ 23.88

Net investment income (loss) (a)	(0.15)	(0.04)	(0.05)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.82)	0.26	(0.97)	5.55	2.52

Total from investment operations	(1.97)	0.22	(1.02)	5.45	2.51

Less distributions:
From net investment income	—	—	—	(0.06)	—
From net realized gain on investments	—	(4.01)	(2.65)	—	—

Total distributions	—	(4.01)	(2.65)	(0.06)	—

Net asset value at end of period	$ 22.35	$ 24.32	$ 28.11	$ 31.78	$ 26.39

Total investment return (b)	(8.10%)	1.04%	(3.83%)	20.68%	10.51% (c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.67%)	(0.15%)	(0.15%)	(0.32%)	(0.07%)††(d)
Net expenses (e)	1.60%	1.60%	1.58%	1.59%	1.60% ††(f)
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of period (in 000’s)	$ 343	$ 342	$ 204	$ 181	$ 81

^ Commencement of operations.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been (0.08)%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) Without the custody fee reimbursement, net expenses would have been 1.61%.

195

Financial Highlights

MainStay WMC Value Fund (formerly MainStay MAP Equity Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 42.24	$ 41.20	$ 43.76	$ 35.92	$ 43.32

Net investment income (loss) (a)	0.21	0.26	0.23	0.21	0.33
Net realized and unrealized gain (loss) on investments	0.55	4.88	1.78	8.50	(0.63)
Net realized and unrealized gain (loss) on foreign currency transactions	0.00 ‡	0.00 ‡	0.01	0.00 ‡	(0.00)‡

Total from investment operations	0.76	5.14	2.02	8.71	(0.30)

Less distributions:
From net investment income	(0.31)	(0.28)	(0.21)	(0.48)	(0.40)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.51)	(4.10)	(4.58)	(0.87)	(7.10)

Net asset value at end of year	$ 39.49	$ 42.24	$ 41.20	$ 43.76	$ 35.92

Total investment return (b)	1.66%	13.54%	4.88%	24.73%	(0.57%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.55%	0.67%	0.57%	0.52%	0.92%
Net expenses (c)	1.10%(d)	1.11%	1.10%	1.10%(d)	1.09% (d)
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 389,530	$ 427,040	$ 384,637	$ 389,582	$ 285,431

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 42.17	$ 41.15	$ 43.68	$ 35.85	$ 43.27

Net investment income (loss) (a)	0.10	0.18	0.17	0.14	0.25
Net realized and unrealized gain (loss) on investments	0.53	4.86	1.78	8.49	(0.63)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.63	5.04	1.95	8.63	(0.38)

Less distributions:
From net investment income	(0.20)	(0.20)	(0.11)	(0.41)	(0.34)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.40)	(4.02)	(4.48)	(0.80)	(7.04)

Net asset value at end of year	$ 39.40	$ 42.17	$ 41.15	$ 43.68	$ 35.85

Total investment return (b)	1.35%	13.27%	4.69%	24.50%	(0.79%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.25%	0.46%	0.39%	0.36%	0.71%
Net expenses (c)	1.40%(d)	1.33%	1.29%	1.29%(d)	1.29% (d)
Expenses (before waiver/reimbursement)	1.41%	1.38%	1.31%	1.29%	1.29%
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 69,423	$ 80,733	$ 76,844	$ 90,928	$ 139,775

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

196

Financial Highlights

MainStay WMC Value Fund (formerly MainStay MAP Equity Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 36.88	$ 36.53	$ 39.43	$ 32.42	$ 39.74

Net investment income (loss) (a)	(0.16)	(0.09)	(0.13)	(0.13)	(0.01)
Net realized and unrealized gain (loss) on investments	0.45	4.26	1.60	7.67	(0.60)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.29	4.17	1.47	7.54	(0.61)

Less distributions:
From net investment income	—	—	—	(0.14)	(0.01)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.20)	(3.82)	(4.37)	(0.53)	(6.71)

Net asset value at end of year	$ 33.97	$ 36.88	$ 36.53	$ 39.43	$ 32.42

Total investment return (b)	0.57%	12.45%	3.91%	23.55%	(1.52%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.48%)	(0.27%)	(0.35%)	(0.37%)	(0.03%)
Net expenses (c)	2.15% (d)	2.08%	2.04%	2.05% (d)	2.04% (d)
Expenses (before waiver/reimbursement)	2.16%	2.13%	2.06%	2.05%	2.04%
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 14,212	$ 21,088	$ 26,571	$ 35,841	$ 40,977

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 36.88	$ 36.53	$ 39.43	$ 32.42	$ 39.73

Net investment income (loss) (a)	(0.16)	(0.07)	(0.14)	(0.13)	(0.01)
Net realized and unrealized gain (loss) on investments	0.46	4.24	1.61	7.67	(0.59)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.30	4.17	1.47	7.54	(0.60)

Less distributions:
From net investment income	—	—	—	(0.14)	(0.01)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.20)	(3.82)	(4.37)	(0.53)	(6.71)

Net asset value at end of year	$ 33.98	$ 36.88	$ 36.53	$ 39.43	$ 32.42

Total investment return (b)	0.60%	12.45%	3.91%	23.55%	(1.52%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.48%)	(0.22%)	(0.36%)	(0.37%)	(0.03%)
Net expenses (c)	2.15% (d)	2.07%	2.04%	2.05% (d)	2.04% (d)
Expenses (before waiver/reimbursement)	2.16%	2.12%	2.06%	2.05%	2.04%
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 14,315	$ 22,933	$ 65,288	$ 79,665	$ 92,457

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

197

Financial Highlights

MainStay WMC Value Fund (formerly MainStay MAP Equity Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

	Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 43.71	$ 42.51	$ 45.00	$ 36.92	$ 44.35

Net investment income (loss) (a)	0.32	0.38	0.36	0.34	0.43
Net realized and unrealized gain (loss) on investments	0.57	5.02	1.84	8.70	(0.65)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.89	5.40	2.20	9.04	(0.22)

Less distributions:
From net investment income	(0.41)	(0.38)	(0.32)	(0.57)	(0.51)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.61)	(4.20)	(4.69)	(0.96)	(7.21)

Net asset value at end of year	$ 40.99	$ 43.71	$ 42.51	$ 45.00	$ 36.92

Total investment return (b)	1.92%	13.80%	5.17%	25.01%	(0.33%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.81%	0.93%	0.83%	0.84%	1.17%
Net expenses (c)	0.85% (d)	0.86%	0.85%	0.85%(d)	0.84% (d)
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 417,329	$ 488,730	$ 484,839	$ 634,730	$ 807,694

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

	Year ended October 31,
Class R1	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 42.64	$ 41.53	$ 44.07	$ 36.16	$ 43.57

Net investment income (loss) (a)	0.27	0.33	0.37	0.27	0.38
Net realized and unrealized gain (loss) on investments	0.56	4.91	1.73	8.56	(0.63)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.83	5.24	2.10	8.83	(0.25)

Less distributions:
From net investment income	(0.37)	(0.31)	(0.27)	(0.53)	(0.46)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.57)	(4.13)	(4.64)	(0.92)	(7.16)

Net asset value at end of year	$ 39.90	$ 42.64	$ 41.53	$ 44.07	$ 36.16

Total investment return (b)	1.82%	13.71%	5.05%	24.92%	(0.43%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.69%	0.83%	0.88%	0.67%	1.06%
Net expenses (c)	0.95%(d)	0.96%	0.95%	0.95%(d)	0.94% (d)
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 38	$ 35	$ 30	$ 3,208	$ 2,500

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)  Net of interest expense which is less than one-tenth of a percent.

198

Financial Highlights

MainStay WMC Value Fund (formerly MainStay MAP Equity Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

	Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 42.48	$ 41.38	$ 43.93	$ 36.05	$ 43.44

Net investment income (loss) (a)	0.18	0.23	0.21	0.20	0.29
Net realized and unrealized gain (loss) on investments	0.55	4.89	1.78	8.50	(0.63)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.73	5.12	1.99	8.70	(0.34)

Less distributions:
From net investment income	(0.27)	(0.20)	(0.17)	(0.43)	(0.35)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.47)	(4.02)	(4.54)	(0.82)	(7.05)

Net asset value at end of year	$ 39.74	$ 42.48	$ 41.38	$ 43.93	$ 36.05

Total investment return (b)	1.57%	13.42%	4.77%	24.60%	(0.68%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.45%	0.59%	0.50%	0.51%	0.80%
Net expenses (c)	1.20%(d)	1.21%	1.20%	1.20%(d)	1.20% (d)
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 716	$ 780	$ 881	$ 2,583	$ 3,528

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

	Year ended October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 42.24	$ 41.15	$ 43.71	$ 35.87	$ 43.22

Net investment income (loss) (a)	0.07	0.13	0.08	0.07	0.20
Net realized and unrealized gain (loss) on investments	0.54	4.87	1.79	8.50	(0.62)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.61	5.00	1.87	8.57	(0.42)

Less distributions:
From net investment income	(0.17)	(0.09)	(0.06)	(0.34)	(0.23)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.37)	(3.91)	(4.43)	(0.73)	(6.93)

Net asset value at end of year	$ 39.48	$ 42.24	$ 41.15	$ 43.71	$ 35.87

Total investment return (b)	1.29%	13.14%	4.51%	24.29%	(0.91%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.19%	0.32%	0.20%	0.17%	0.57%
Net expenses (c)	1.45%(d)	1.46%	1.45%	1.45%(d)	1.44% (d)
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 2,442	$ 2,314	$ 1,931	$ 1,004	$ 806

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

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Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts

This Appendix A discloses intermediary-specific sales charge waivers and discounts, if any. Please see the “Information on Sales Charges” section of the Prospectus for information about sales charge waivers and discounts available if you invest directly with a MainStay Fund or intermediaries not identified on this Appendix A. The terms or availability of waivers or discounts may be changed at any time.

The availability of initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries specified on Appendix A may have different policies and procedures regarding, among other things, the availability of these waivers and discounts. To qualify for waivers or discounts not available through a particular financial intermediary, investors will have to purchase shares directly from the Funds (or the Distributor) or through another financial intermediary that makes available such waivers or discounts.

Purchases through any financial intermediary identified below are subject to sales charge waivers and/or discounts that are different from the sales charge waivers and/or discounts available for shares purchased directly from the Funds (or the Distributor). Financial intermediary-specific sales charge waivers and/or discounts are implemented and administered by each financial intermediary. This Appendix will be updated when required with changes to this Appendix or to add additional intermediaries.

In all instances, it is an investor’s responsibility to notify the financial intermediary of any facts that may qualify the investor for sales charge waivers or discounts. You may wish to contact your financial intermediary to ensure that you have the most current information regarding the sales charge waivers and discounts available to you and the steps you must take to qualify for available waivers and discounts.

Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI:

•   Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•   Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the MainStay Funds).

•   Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

•   Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•   Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•   Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Edward Jones

Effective on or after March 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders of Edward D. Jones & Co., L.P. (“Edward Jones”) purchasing (or selling) MainStay Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund Prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MainStay Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones

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can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•   Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

•   The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of MainStay Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•   The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•   ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

•   Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

•   If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•   Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

•   Shares purchased in an Edward Jones fee-based program.

•   Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•   Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non- retirement account.

•   Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•   Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•   The death or disability of the shareholder.

•   Systematic withdrawals with up to 10% per year of the account value.

•   Return of excess contributions from an Individual Retirement Account (IRA).

•   Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

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•   Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

•   Shares exchanged in an Edward Jones fee-based program.

•   Shares acquired through NAV reinstatement.

•   Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•   Initial purchase minimum: $250

•   Subsequent purchase minimum: none

Minimum Balances

•   Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o   A fee-based account held on an Edward Jones platform

o   A 529 account held on an Edward Jones platform

o   An account with an active systematic investment plan or LOI

Exchanging Share Classes

•   At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

J.P. Morgan

Shareholders purchasing or redeeming Investor Class shares of a Fund through a J.P. Morgan self-directed brokerage account are eligible for a waiver of both the front-end sales charge or contingent deferred sales charge, as applicable, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.

Janney Montgomery Scott LLC

Shareholders purchasing MainStay Fund shares through a Janney Montgomery Scott LLC (“Janney”) account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Janney

•   Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the MainStay Funds family).

•   Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•   Shares purchased from the proceeds of redemptions within the MainStay Funds family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•   Class C shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same MainStay Fund pursuant to Janney’s policies and procedures.

Sales charge waivers on Class A and C shares available at Janney

•   Shares sold upon the death or disability of the shareholder.

•   Shares sold as part of a systematic withdrawal plan as described in the MainStay Fund’s Prospectus.

•   Shares purchased in connection with a return of excess contributions from an IRA account.

•   Shares sold as part of a required minimum distribution for IRA and other retirement accounts pursuant to the Internal Revenue Code.

•   Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•   Shares acquired through a right of reinstatement.

Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation

•   Breakpoints as described in the MainStay Fund’s Prospectus.

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•   Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of MainStay Funds family assets held by accounts within the purchaser’s household at Janney. Eligible MainStay Funds family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

LPL Financial

Shareholders purchasing Class A shares of a Fund through LPL Financial’s mutual fund only platform will be able to purchase shares without imposition of a front-end sales charge, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other MainStay Fund)
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus

Eligible shares purchased from the proceeds of redemptions within the MainStay Group of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A, B and C Shares Available at Merrill Lynch

Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Prospectus
Return of excess contributions from an IRA Account

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Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in the Prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Prospectus will be automatically calculated based on the aggregated holding of assets in the MainStay Group of Funds held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within the MainStay Group of Funds, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•   Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•   Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules

•   Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•   Shares purchased through a Morgan Stanley self-directed brokerage account

•   Morgan Stanley, on your behalf, can also convert Class A shares to Class A2 shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

•   Class C (i.e., level-load) and Class C2 shares, as applicable, that are no longer subject to a contingent deferred sales charge and are converted to Class A shares (or equivalent) of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

•   Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc.

Effective June 15, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares and Investor Class Shares available at OPCO

204

•   Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•   Shares purchased by or through a 529 Plan

•   Shares purchased through an OPCO-affiliated investment advisory program

•   Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•   Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•   A shareholder in the Fund's Class C shares that are converted by OPCO at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•   Employees and registered representatives of OPCO or its affiliates and their family members

•   Trustees of the Fund and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on Class A, B and C Shares and Investor Class Shares available at OPCO

•   Death or disability of the shareholder

•   Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•   Return of excess contributions from an IRA Account

•   Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

•   Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

•   Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

•   Breakpoints as described in this prospectus.

•   Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Raymond James

Raymond James & Associates, Inc., Raymond James Financial Services Inc. and each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•   Shares purchased in an investment advisory program.

•   Shares purchased within the MainStay Funds through a systematic reinvestment of capital gains and dividend distributions.

•   Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•   Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•   A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•   Death or disability of the shareholder.

•   Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•   Return of excess contributions from an IRA Account.

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•   Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

•   Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•   Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent

•   Breakpoints as described in this prospectus.

•   Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MainStay Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible MainStay Fund assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

•   Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MainStay Funds over a 13-month time period. Eligible MainStay Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co.

Effective June 15, 2020, shareholders purchasing Fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Investor Class and Class A shares Available at Baird

•   Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund

•   Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

•   Shares purchased from the proceeds of redemptions from another MainStay Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•   A shareholder in a Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird

•   Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor Class, Class A and Class C shares Available at Baird

•   Shares sold due to death or disability of the shareholder

•   Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•   Shares bought due to returns of excess contributions from an IRA Account

•   Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•   Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•   Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulations, and/or Letters of Intent

•   Breakpoints as described in this prospectus

•   Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of assets in the MainStay Group of Funds held by accounts within the purchaser’s household at Baird. Eligible MainStay Fund assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

•   Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MainStay Funds through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel, Nicolaus & Company, Incorporated (“Stifel”) platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

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Front-end Sales Load Waiver on Class A Shares

•   Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures

All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.

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No dealer, sales representative or any other person is authorized to give any information or to make any representations other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer in such jurisdiction.

HOUSEHOLD MAILINGS AND E-DELIVERY

Each year you are automatically sent an updated Summary Prospectus and Annual and Semiannual Reports (or notice of such reports) for the Funds. You may also occasionally receive proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents may be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, newyorklifeinvestments.com/accounts. If you would like to opt out of household-based mailings, please call toll free 800-624-6782.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Provides more details about the Funds. The current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMIANNUAL REPORTS

Provide additional information about the Funds' investments and include discussions of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year or period, if applicable.

TO OBTAIN INFORMATION

More information about the Funds, including the SAI and the Annual/Semiannual Reports, when available, may be obtained without charge, upon request. To obtain information, or for shareholder inquiries, call toll-free 800-624-6782, visit our website at newyorklifeinvestments.com, or write to NYLIFE Distributors LLC, Attn: New York Life Investments Marketing Dept., 30 Hudson Street, Jersey City, New Jersey 07302.

Other information about the Funds (including the Statement of Additional Information) is available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

NYLIFE Distributors LLC
30 Hudson Street

Jersey City, NJ 07302

NYLIFE Distributors LLC is the principal underwriter and distributor of the MainStay Funds.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company.

SEC File Number: 811-22321 (MainStay Funds Trust)
SEC File Number: 811-04550 (The MainStay Funds)

For more information call 800-624-6782 or visit our website at newyorklifeinvestments.com.

MS01e-04/21

Prospectus for MainStay Equity Funds
MainStay Funds®	February 28, 2021 as amended April 26, 2021

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund	EPLPX	EPLIX	EPLBX	EPLKX	EPLCX	EPLRX	EPLSX	EPLTX	EPLDX	EPLMX
MainStay MacKay S&P 500 Index Fund	MSXAX	MYSPX	-	-	MSPIX	-	-	-	-	MSXMX
MainStay Winslow Large Cap Growth Fund	MLAAX	MLINX	MLABX	MLACX	MLAIX	MLRRX	MLRTX	MLGRX	MLRSX	MLRMX
MainStay WMC Enduring Capital Fund	MSOAX	MCSSX	MOPBX	MGOCX	MSOIX	-	MSORX	MSOSX	MCSDX	-
MainStay WMC Growth Fund	KLGAX	KLGNX	KLGBX	KLGCX	KLGIX	-	KLGRX	-	KLGDX	-
MainStay WMC Small Companies Fund	MOPAX	MOINX	MOTBX	MOPCX	MOPIX	MOPRX	MOTRX	MOVRX	-	-
MainStay WMC Value Fund	MAPAX	MSMIX	MAPBX	MMPCX	MUBFX	MAPRX	MPRRX	MMAPX	MMPDX	-
International
MainStay Epoch International Choice Fund	ICEVX	ICELX	-	ICEWX	ICEUX	ICETX	ICEYX	ICEZX	-	ICERX
MainStay MacKay International Equity Fund	MSEAX	MINNX	MINEX	MIECX	MSIIX	MIERX	MIRRX	MIFRX	MIFDX	-
MainStay WMC International Research Equity Fund	MYITX	MYINX	-	MYICX	MYIIX	-	-	-	-	-
Emerging Markets
MainStay Candriam Emerging Markets Equity Fund	MCYAX	MCYVX	-	MCYCX	MCYIX	-	-	-	MCYSX	-
Global
MainStay Epoch Capital Growth Fund	MECDX	MECVX	-	MECEX	MECFX	-	-	-	-	-
MainStay Epoch Global Equity Yield Fund	EPSPX	EPSIX	-	EPSKX	EPSYX	-	EPSZX	EPSHX	EPSRX	-

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

U.S. Equity

MainStay Epoch U.S. Equity Yield Fund	4
MainStay MacKay S&P 500 Index Fund	9
MainStay Winslow Large Cap Growth Fund	13
MainStay WMC Enduring Capital Fund	18
MainStay WMC Growth Fund	23
MainStay WMC Small Companies Fund	28
MainStay WMC Value Fund	33

International

MainStay Epoch International Choice Fund	38
MainStay MacKay International Equity Fund	43
MainStay WMC International Research Equity Fund	48

Emerging Markets

MainStay Candriam Emerging Markets Equity Fund	53

Global

MainStay Epoch U.S. Equity Yield Fund

Investment Objective

The Fund seeks current income and capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B [1]	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None	0.50%
Other Expenses	0.15%	0.44%	0.44%	0.44%	0.15%	0.25%	0.25%	0.25%	0.05%	0.44%
Total Annual Fund Operating Expenses	1.09%	1.38%	2.13%	2.13%	0.84%	0.94%	1.19%	1.44%	0.74%	1.63%
Waivers / Reimbursements[4]	0.00%	(0.05)%	(0.05)%	(0.05)%	(0.11)%	0.00%	0.00%	0.00%	(0.01)%	(0.05)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.09%	1.33%	2.08%	2.08%	0.73%	0.94%	1.19%	1.44%	0.73%	1.58%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion; and 0.65% on assets over $2 billion.

4.  New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.73%. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

MainStay Epoch U.S. Equity Yield Fund

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period						Class
1 Year	$ 655	$ 629	$ 211	$ 711	$ 211	$ 311	$ 75	$ 96	$ 121	$ 147	$ 75	$ 161
3 Years	$ 878	$ 910	$ 662	$ 962	$ 662	$ 662	$ 257	$ 300	$ 378	$ 456	$ 236	$ 509
5 Years	$ 1,118	$ 1,213	$ 1,140	$ 1,340	$ 1,140	$ 1,140	$ 455	$ 520	$ 654	$ 787	$ 410	$ 882
10 Years	$ 1,806	$ 2,070	$ 2,267	$ 2,267	$ 2,267	$ 2,267	$ 1,027	$ 1,155	$ 1,443	$ 1,724	$ 917	$ 1,929
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. The Fund may invest up to 15% of its net assets in foreign securities. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

MainStay Epoch U.S. Equity Yield Fund

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Dividend-Paying Stock Risk: The Fund’s emphasis on equity and equity-related securities that produce income or other distributions subjects the Fund to the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received by the Fund may not qualify as income for Fund investors.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index, as well as a composite index. The Fund has selected the Russell 1000® Value Index as its primary benchmark. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Fund has selected the U.S. Equity Yield Composite Index as its secondary benchmark. The U.S. Equity Yield Composite Index consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap USA equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in USD for the lowest absolute risk (within a given set of constraints).

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

On September 17, 2012, the Fund changed its investment objective and principal investment strategies. Performance figures for dates prior to September 17, 2012 reflect the Fund's prior investment objective and principal investment strategies.

MainStay Epoch U.S. Equity Yield Fund

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q1/2013	12.82%
Worst Quarter
Q1/2020	-23.86%

Average Annual Total Returns (for the periods ended December 31, 2020)

			5 Years or
	Inception	1 Year	Since	10 Years
			Inception
Return Before Taxes
Class I	12/3/2008	0.24%	9.53%	9.99%
Return After Taxes on Distributions
Class I		-0.39%	8.43%	8.53%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		0.49%	7.35%	7.90%
Return Before Taxes
Class A	2/3/2009	-5.58%	8.01%	9.10%
Investor Class	11/16/2009	-5.83%	7.79%	8.93%
Class B	2/28/2017	-6.00%	5.64%	N/A
Class C	11/16/2009	-2.04%	8.19%	8.74%
Class R1	2/28/2017	0.07%	7.29%	N/A
Class R2	2/28/2017	-0.13%	7.02%	N/A
Class R3	2/28/2017	-0.46%	6.75%	N/A
Class R6	2/28/2017	0.27%	7.52%	N/A
Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)		2.80%	9.74%	10.50%
U.S. Equity Yield Composite Index (reflects no deductions for fees, expenses, or taxes)		2.42%	10.76%	11.76%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Epoch Investment Partners, Inc. serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
Epoch Investment Partners, Inc.	Michael A. Welhoelter, Managing Director & Co-Chief Investment Officer	Since 2009
	William W. Priest, Chief Executive Officer & Co-Chief Investment Officer	Since 2009
	John Tobin, Managing Director	Since 2013
	Kera Van Valen, Managing Director	Since 2013

MainStay Epoch U.S. Equity Yield Fund

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $2,500 applies if you invest in Investor Class or Class C shares, $1,000 for SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. These initial investment minimum and subsequent purchase amounts also apply to Investor Class and Class C shares purchased through AutoInvest, MainStay's systematic investment plan. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

MainStay MacKay S&P 500 Index Fund

Investment Objective

The Fund seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class I	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	1.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.16%	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	0.50%
Other Expenses	0.13%	0.47%	0.13%	0.47%
Total Annual Fund Operating Expenses	0.54%	0.88%	0.29%	1.13%

1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class I	SIMPLE
		Class		Class
1 Year	$ 204	$ 189	$ 30	$ 115
3 Years	$ 321	$ 378	$ 93	$ 359
5 Years	$ 447	$ 583	$ 163	$ 622
10 Years	$ 817	$ 1,173	$ 368	$ 1,375
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard & Poor's 500® Index ("S&P 500® Index”) in the same proportion, to the extent feasible.

The Fund may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves, while being fully invested, to facilitate trading or to reduce transaction costs. The Fund may invest in such derivatives to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: MacKay Shields LLC, the Fund's Subadvisor, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Fund's holdings because of

MainStay MacKay S&P 500 Index Fund

changes in the composition of the S&P 500® Index. The correlation between the investment performance of the Fund and the S&P 500® Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500® Index.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Index Strategy Risk: The Fund employs an index strategy that seeks to invest in stocks as represented in the S&P 500® Index. If the value of the S&P 500® Index declines, the net asset value of shares of the Fund will also decline. Also, the Fund’s fees and expenses will reduce the Fund’s returns, whereas the S&P 500® Index is not subject to fees and expenses.

Correlation Risk: The Fund's ability to track the S&P 500® Index may be affected by, among other things, transaction costs; changes in either the composition of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and timing and amount of purchases and redemptions of the Fund's shares. Therefore, there is no assurance that the investment performance of the Fund will equal or exceed that of the S&P 500® Index.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Derivatives may also increase the expenses of the Fund.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

MainStay MacKay S&P 500 Index Fund

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the S&P 500® Index as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	20.45%
Worst Quarter
Q1/2020	-19.61%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	5 Years	10 Years

Return Before Taxes
Class I	1/2/1991	18.12%	14.90%	13.55%
Return After Taxes on Distributions
Class I		15.76%	11.73%	11.68%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		12.31%	11.34%	10.94%
Return Before Taxes
Class A	1/2/2004	14.31%	13.92%	12.92%
Investor Class	2/28/2008	14.10%	13.76%	12.78%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		18.40%	15.22%	13.88%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. MacKay Shields LLC serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

MainStay MacKay S&P 500 Index Fund

Subadvisor	Portfolio Managers	Fund Service Date
MacKay Shields LLC	Francis J. Ok, Managing Director	Since 1996
	Lee Baker, Director*	Since 2008

* Mr. Baker will serve as a portfolio manager for the Fund until June 2021.

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class or SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class shares. However, for Investor Class shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A and SIMPLE Class shares have no subsequent investment minimum. Institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information.

MainStay Winslow Large Cap Growth Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None	0.50%
Other Expenses	0.10%	0.23%	0.23%	0.23%	0.10%	0.20%	0.20%	0.20%	0.02%	0.23%
Total Annual Fund Operating Expenses	0.97%	1.10%	1.85%	1.85%	0.72%	0.82%	1.07%	1.32%	0.64%	1.35%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period						Class
1 Year	$ 644	$ 607	$ 188	$ 688	$ 188	$ 288	$ 74	$ 84	$ 109	$ 134	$ 65	$ 137
3 Years	$ 842	$ 832	$ 582	$ 882	$ 582	$ 582	$ 230	$ 262	$ 340	$ 418	$ 205	$ 428
5 Years	$ 1,057	$ 1,076	$ 1,001	$ 1,201	$ 1,001	$ 1,001	$ 401	$ 455	$ 590	$ 723	$ 357	$ 739
10 Years	$ 1,674	$ 1,773	$ 1,973	$ 1,973	$ 1,973	$ 1,973	$ 894	$ 1,014	$ 1,306	$ 1,590	$ 798	$ 1,624
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

MainStay Winslow Large Cap Growth Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC, the Fund's Subadvisor, invests substantially all of the Fund's investable assets in domestic securities. However, the Fund is permitted to invest up to 20% of its net assets in foreign securities. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: The Fund invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock mutual fund) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings and cash flow growth with management focused on shareholder value.

When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; leads or gains in market share; identifiable and sustainable competitive advantages; managed by a team that can perpetuate the firm's competitive advantages; high, and preferably rising, returns on invested capital; deploys excess cash flow to enhance shareholder return; and demonstrates sound corporate governance. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

The Subadvisor takes a "bottom-up" investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Subadvisor.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

MainStay Winslow Large Cap Growth Fund

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Growth Index as its primary benchmark. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	28.27%
Worst Quarter
Q4/2018	-15.98%

MainStay Winslow Large Cap Growth Fund

Average Annual Total Returns (for the periods ended December 31, 2020)

				10 Years or
	Inception	1 Year	5 Years	Since
				Inception
Return Before Taxes
Class I	4/1/2005	37.38%	19.77%	16.17%
Return After Taxes on Distributions
Class I		35.83%	16.51%	13.83%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		23.18%	15.00%	12.81%
Return Before Taxes
Class A	7/1/1995	29.43%	18.11%	15.21%
Investor Class	2/28/2008	29.34%	18.00%	15.13%
Class B	4/1/2005	30.87%	18.25%	14.91%
Class C	4/1/2005	34.97%	18.46%	14.93%
Class R1	4/1/2005	37.29%	19.64%	16.04%
Class R2	4/1/2005	36.92%	19.33%	15.75%
Class R3	4/28/2006	36.57%	19.04%	15.47%
Class R6	6/17/2013	37.44%	19.88%	18.20%
Russell 1000® Growth Index (reflects no deductions for fees, expenses, or taxes)		38.49%	21.00%	17.21%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		18.40%	15.22%	13.88%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Winslow Capital Management, LLC serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
Winslow Capital Management, LLC	Justin H. Kelly, Chief Executive Officer & Chief Investment Officer	Since 2005
	Patrick M. Burton, Senior Managing Director	Since 2013
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. Class R6 and SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class C or SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

MainStay Winslow Large Cap Growth Fund

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

MainStay WMC Enduring Capital Fund

(formerly MainStay MacKay Common Stock Fund)

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R2	Class R3	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	0.25%	0.50%	None
Other Expenses[4]	0.16%	0.36%	0.36%	0.36%	0.16%	0.26%	0.26%	0.10%
Total Annual Fund Operating Expenses	0.95%	1.15%	1.90%	1.90%	0.70%	1.05%	1.30%	0.64%
1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

4. Based on estimated amounts for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R2	Class R3	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 642	$ 611	$ 193	$ 693	$ 193	$ 293	$ 72	$ 107	$ 132	$ 65
3 Years	$ 836	$ 847	$ 597	$ 897	$ 597	$ 597	$ 224	$ 334	$ 412	$ 205
5 Years	$ 1,047	$ 1,101	$ 1,026	$ 1,226	$ 1,026	$ 1,026	$ 390	$ 579	$ 713	$ 357
10 Years	$ 1,652	$ 1,828	$ 2,027	$ 2,027	$ 2,027	$ 2,027	$ 871	$ 1,283	$ 1,568	$ 798
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 166% of the average value of its portfolio.

MainStay WMC Enduring Capital Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. The Fund invests in common stocks of U.S. companies with market capitalizations that, at the time of investment, are similar to the market capitalizations of companies whose stocks are included in the Standard & Poor's 500® Index ("S&P 500® Index”) (which ranged from $4.3 billion to $2.252 trillion as of December 31, 2020) and the Russell 3000® Index (which ranged from $43 million to $2.252 trillion as of December 31, 2020). The Fund may also invest in securities of foreign issuers, including securities of emerging market country issuers. Generally, an issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets. The Fund may also invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans.

Investment Process: The Subadvisor seeks to identify companies that have a decades-long perspective, and resilient businesses run by owner-minded executives skilled at capital allocation. When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: resilient businesses, strong cash flow reinvestment and growth opportunities, owner-minded management teams who are skilled capital allocators, and stocks trading at reasonable valuations. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may sell a security due to a company’s reduced cash flow resiliency, fewer growth opportunities, or adverse changes to the management team and culture.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

MainStay WMC Enduring Capital Fund

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the S&P 500® Index as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the Russell 3000® Index as its secondary benchmark. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	21.45%

Worst Quarter
Q1/2020	-20.70%

MainStay WMC Enduring Capital Fund

Average Annual Total Returns (for the periods ended December 31, 2020)

			5 Years or
	Inception	1 Year	Since	10 Years
			Inception
Return Before Taxes
Class I	12/28/2004	15.81%	12.69%	12.88%
Return After Taxes on Distributions
Class I		15.52%	11.45%	12.10%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		9.55%	9.85%	10.60%
Return Before Taxes
Class A	6/1/1998	9.13%	11.14%	11.96%
Investor Class	2/28/2008	8.83%	10.85%	11.59%
Class B	6/1/1998	9.27%	11.01%	11.40%
Class C	9/1/1998	13.24%	11.26%	11.39%
Class R3	2/29/2016	15.08%	13.86%	N/A
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		18.40%	15.22%	13.88%
Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)		20.89%	15.43%	13.79%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Wellington Management Company LLP serves as the Subadvisor. The individual listed below is primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Manager	Fund Service Date
Wellington Management Company LLP	Mark A. Whitaker, Senior Managing Director	Since March 2021
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). Class R6 shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A shares have no subsequent investment minimum. Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

MainStay WMC Enduring Capital Fund

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

MainStay WMC Growth Fund

(formerly MainStay MacKay Growth Fund)

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R2	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	0.25%	None
Other Expenses	0.11%	0.48%	0.47%	0.47%	0.11%	0.21%	0.04%[4]
Total Annual Fund Operating Expenses	1.04%	1.41%	2.15%	2.15%	0.79%	1.14%	0.72%
Waivers / Reimbursements[5,6]	0.00%	(0.07)%	(0.07)%	(0.07)%	(0.04)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[5,6]	1.04%	1.34%	2.08%	2.08%	0.75%	1.14%	0.72%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.70% on assets up to $500 million; 0.65% on assets from $500 million to $1 billion; 0.625% on assets from $1 billion to $2 billion; and 0.60% on assets over $2 billion.

4. Based on estimated amounts for the current fiscal year.

5. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.75% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

6.  New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

MainStay WMC Growth Fund

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R2	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 650	$ 630	$ 211	$ 711	$ 211	$ 311	$ 77	$ 116	$ 74
3 Years	$ 863	$ 917	$ 666	$ 966	$ 666	$ 666	$ 248	$ 362	$ 230
5 Years	$ 1,092	$ 1,226	$ 1,148	$ 1,348	$ 1,148	$ 1,148	$ 435	$ 628	$ 401
10 Years	$ 1,751	$ 2,101	$ 2,289	$ 2,289	$ 2,289	$ 2,289	$ 974	$ 1,386	$ 894
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities issued by U.S. companies. Generally, an issuer of a security is considered to be a U.S. issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), employs a traditional, bottom-up fundamental research approach to identify securities that possess sustainable growth at reasonable valuations. The Subadvisor seeks to identify companies that have demonstrated above-average growth in the past, then conduct a thorough review of each company’s business model. The goal of this review is to identify companies that can sustain above-average growth because of their superior business models as represented by high returns on capital, strong management, and quality balance sheets. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed by the Subadvisor to have greater estimated upside return potential relative to downside risk.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies

MainStay WMC Growth Fund

may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Growth Index as its primary benchmark. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. Performance figures for Class A shares reflect the historical performance of the Class A and performance figures for Class I shares reflect the historical performance of the Class I shares of the Keystone Large Cap Growth Fund (the predecessor to the Fund, which was subject to a different fee structure), for periods prior to January 11, 2013.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund's prior subadvisor and principal investment strategies.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	29.45%
Worst Quarter
Q4/2018	-18.20%

MainStay WMC Growth Fund

Average Annual Total Returns (for the periods ended December 31, 2020)

				10 Years or
	Inception	1 Year	5 Years	Since
				Inception
Return Before Taxes
Class I	11/2/2009	32.21%	16.52%	13.02%
Return After Taxes on Distributions
Class I		31.08%	14.76%	11.06%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		19.82%	12.72%	9.99%
Return Before Taxes
Class A	8/7/2006	24.63%	14.94%	12.10%
Investor Class	1/18/2013	24.24%	14.64%	12.85%
Class B	1/18/2013	25.52%	14.85%	12.81%
Class C	1/18/2013	29.50%	15.08%	12.81%
Class R2	1/18/2013	31.72%	16.13%	13.79%
Russell 1000® Growth Index (reflects no deductions for fees, expenses, or taxes)		38.49%	21.00%	17.21%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Wellington Management Company LLP serves as the Subadvisor. The individual listed below is primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Manager	Fund Service Date
Wellington Management Company LLP	Andrew J. Shilling, Senior Managing Director	Since March 2021
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). Class R6 shares are generally not available to retail accounts. Generally, an initial investment minimum of $2,500 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. These initial investment minimum and subsequent purchase amounts also apply to Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan. Class A shares have no subsequent investment minimum. Class R2 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

MainStay WMC Growth Fund

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

MainStay WMC Small Companies Fund

(formerly MainStay MacKay Small Cap Core Fund)

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses	0.20%	0.65%	0.65%	0.65%	0.20%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.25%	1.70%	2.45%	2.45%	1.00%	1.10%	1.35%	1.60%
Waivers / Reimbursements[4]	0.00%	(0.18)%	(0.18)%	(0.18)%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.25%	1.52%	2.27%	2.27%	1.00%	1.10%	1.35%	1.60%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.80% on assets up to $1 billion; 0.775% on assets from $1 billion to $2 billion; and 0.75% on assets over $2 billion.

4.  New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

MainStay WMC Small Companies Fund

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 670	$ 647	$ 230	$ 730	$ 230	$ 330	$ 102	$ 112	$ 137	$ 163
3 Years	$ 925	$ 992	$ 746	$ 1,046	$ 746	$ 746	$ 318	$ 350	$ 428	$ 505
5 Years	$ 1,199	$ 1,361	$ 1,289	$ 1,489	$ 1,289	$ 1,289	$ 552	$ 606	$ 739	$ 871
10 Years	$ 1,978	$ 2,394	$ 2,587	$ 2,587	$ 2,587	$ 2,587	$ 1,225	$ 1,340	$ 1,624	$ 1,900
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies within the collective range of the Russell 2000® Index and Russell Microcap Index. As of December 31, 2020, companies in the Russell 2000® Index had market capitalizations ranging from $43 million to $13.4 billion and the Russell Microcap Index had market capitalizations ranging from $16.3 million to $5 billion.

The Fund may also invest up to 10% of its net assets in securities of foreign issuers. Generally, an issuer of a security is considered to be a U.S. issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), seeks to construct a broadly diversified portfolio across sectors and industries using fundamental analysis to identify a universe of undervalued and overvalued securities. The Subadvisor employs a traditional, bottom-up fundamental research approach to identify securities with potential positive inflections in business momentum (i.e., whether a company’s share price is trending up or down) that the Subadvisor believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor also seeks to minimize the Fund’s exposure to risk by diversifying the Fund’s investments over securities issued across various industries and sectors. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may consider selling a security if valuation and sentiment indicators suggest the inflection point is being embraced and/or fully valued by the market or if the investment thesis is impaired or no longer valid.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Small-Cap and Mid-Cap Stock Risk: The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of small-capitalization and mid-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than those of other

MainStay WMC Small Companies Fund

securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the Russell 2000® Index as its primary benchmark. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000®Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund's prior subadvisor, investment objective and principal investment strategies.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q4/2020	27.52%
Worst Quarter
Q1/2020	-33.94%

MainStay WMC Small Companies Fund

Average Annual Total Returns (for the periods ended December 31, 2020)

			5 Years or	10 Years or
	Inception	1 Year	Since	Since
			Inception	Inception
Return Before Taxes
Class I	1/12/1987	10.04%	7.75%	8.40%
Return After Taxes on Distributions
Class I		10.04%	6.47%	7.72%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		5.95%	5.89%	6.75%
Return Before Taxes
Class A	1/2/2004	3.76%	6.28%	7.52%
Investor Class	2/28/2008	3.41%	5.98%	7.21%
Class B	1/2/2004	3.67%	6.08%	7.02%
Class C	12/30/2002	7.63%	6.38%	7.02%
Class R1	7/31/2012	9.93%	7.63%	9.91%
Class R2	7/31/2012	9.64%	7.36%	9.64%
Class R3	2/29/2016	9.37%	8.71%	N/A
Russell 2000® Index (reflects no deductions for fees, expenses, or taxes)		19.96%	13.26%	11.20%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Wellington Management Company LLP serves as the Subadvisor. The individual listed below is primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Manager	Fund Service Date
Wellington Management Company LLP	Peter W. Carpi, Managing Director	Since March 2021
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

MainStay WMC Small Companies Fund

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information.

MainStay WMC Value Fund

(formerly MainStay MAP Equity Fund)

Investment Objective

The Fund seeks long-term appreciation of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None
Other Expenses	0.09%	0.40%	0.40%	0.40%	0.09%	0.19%	0.19%	0.19%	0.04%[4]
Total Annual Fund Operating Expenses	1.00%	1.31%	2.06%	2.06%	0.75%	0.85%	1.10%	1.35%	0.70%
Waivers / Reimbursements[5,6]	0.00%	(0.01)%	(0.01)%	(0.01)%	(0.05)%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[5,6]	1.00%	1.30%	2.05%	2.05%	0.70%	0.85%	1.10%	1.35%	0.70%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion.

4. Based on estimated amounts for the current fiscal year.

5. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

6.  New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

MainStay WMC Value Fund

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 646	$ 626	$ 208	$ 708	$ 208	$ 308	$ 72	$ 87	$ 112	$ 137	$ 72
3 Years	$ 851	$ 894	$ 645	$ 945	$ 645	$ 645	$ 235	$ 271	$ 350	$ 428	$ 224
5 Years	$ 1,072	$ 1,181	$ 1,108	$ 1,308	$ 1,108	$ 1,108	$ 412	$ 471	$ 606	$ 739	$ 390
10 Years	$ 1,707	$ 1,999	$ 2,197	$ 2,197	$ 2,197	$ 2,197	$ 926	$ 1,049	$ 1,340	$ 1,624	$ 871
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity securities issued by companies of any size or market capitalization range. While the Fund does not limit its investments to issuers within a particular capitalization range, it generally invests in large capitalization companies (as represented by the market capitalization range of the Russell 1000® Index, which ranged from $624 million to $2.252 trillion as of December 31, 2020). The Fund may invest in securities of foreign issuers, including securities of emerging market country issuers. Generally, an issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets.

Investment Process: The Subadvisor, seeks to identify companies that are financially sound but temporarily out-of-favor, and that provide above-average potential total returns at below average valuations. The Subadvisor employs a “bottom-up” approach to investment research, and seeks to capitalize on investor behavioral biases by investing in companies with an attractive combination of valuation, quality, and capital return, and by taking a long-term view. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may sell stocks when the Subadvisor’s target price is achieved, the Subadvisor’s fundamental outlook with respect to the stock has changed, or in the event the Subadvisor believes more attractive investment alternatives exist.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisors may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisors may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Value Stock Risk: Value stocks may never reach what the Subadvisors believe is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

MainStay WMC Value Fund

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Dividend-Paying Stock Risk: The Fund’s emphasis on equity and equity-related securities that produce income or other distributions subjects the Fund to the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received by the Fund may not qualify as income for Fund investors.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Value Index as its primary benchmark as a replacement for the Russell 3000® Index because it believes that the Russell 1000® Value Index is more reflective of its principal investment strategies. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. The past performance in the bar chart and table prior to these dates reflects the Fund's prior subadvisor and principal investment strategies.

Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

MainStay WMC Value Fund

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	22.20%
Worst Quarter
Q1/2020	-25.79%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	5 Years	10 Years

Return Before Taxes
Class I	1/21/1971	13.59%	13.15%	11.36%
Return After Taxes on Distributions
Class I		12.58%	11.30%	9.62%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		8.73%	10.19%	8.96%
Return Before Taxes
Class A	6/9/1999	7.07%	11.59%	10.46%
Investor Class	2/28/2008	6.73%	11.34%	10.23%
Class B	6/9/1999	7.09%	11.50%	10.03%
Class C	6/9/1999	11.12%	11.76%	10.03%
Class R1	1/2/2004	13.46%	13.03%	11.25%
Class R2	1/2/2004	13.18%	12.74%	10.97%
Class R3	4/28/2006	12.90%	12.47%	10.70%
Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)		2.80%	9.74%	10.50%
Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)		20.89%	15.43%	13.79%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Wellington Management Company LLP serves as the Subadvisor. The individual listed below is primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Manager	Fund Service Date
Wellington Management Company LLP	Adam H. Illfelder, Senior Managing Director	Since April 2021
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at

MainStay WMC Value Fund

newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). Class R6 shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

MainStay Epoch International Choice Fund

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class C	Class I	Class R1	Class R2	Class R3	SIMPLE Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None	0.25%	0.50%	0.50%
Other Expenses	0.15%	0.41%	0.41%	0.15%	0.25%	0.25%	0.25%	0.41%
Total Annual Fund Operating Expenses	1.20%	1.46%	2.21%	0.95%	1.05%	1.30%	1.55%	1.71%

1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. The management fee is as follows: 0.80% on assets up to $5 billion; 0.775% on assets from $5 billion to $7.5 billion; and 0.75% on assets over $7.5 billion.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class C		Class I	Class R1	Class R2	Class R3	SIMPLE
		Class	Assuming no redemption	Assuming redemption at end of period					Class
1 Year	$ 666	$ 641	$ 224	$ 324	$ 97	$ 107	$ 132	$ 158	$ 174
3 Years	$ 910	$ 939	$ 691	$ 691	$ 303	$ 334	$ 412	$ 490	$ 539
5 Years	$ 1,173	$ 1,258	$ 1,185	$ 1,185	$ 525	$ 579	$ 713	$ 845	$ 928
10 Years	$ 1,925	$ 2,159	$ 2,355	$ 2,355	$ 1,166	$ 1,283	$ 1,568	$ 1,845	$ 2,019
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio consisting mostly of foreign equity securities, which may include companies in emerging markets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in foreign equity securities. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer's

MainStay Epoch International Choice Fund

"country of risk," as determined by a third-party service provider such as Bloomberg. Equity securities include common stock, depository receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The Fund will normally invest in companies in at least three countries outside of the United States. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Canada, Western Europe, Asia and Australasia. The Fund may invest more than 25% of its net assets in securities of companies in each of the United Kingdom and Japan. In order to gain additional exposure to international markets, the Fund may also invest in exchange traded funds ("ETFs"), whose underlying securities are issued by international companies.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

MainStay Epoch International Choice Fund

Focused Portfolio Risk: Because the Fund typically invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility of the Fund’s NAVs. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer than a fund that is invested more broadly.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. These risks are heightened for fixed-income instruments because of the current low interest rate environment.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, such as the United Kingdom or Japan, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to short sell certain securities, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such right or warrant.

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based

MainStay Epoch International Choice Fund

securities market index. The Fund has selected the MSCI EAFE® Index (Net) as its primary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the bar chart and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	15.23%
Worst Quarter
Q1/2020	-21.90%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	5 Years	10 Years

Return Before Taxes
Class I	12/31/1997	7.86%	7.21%	5.02%
Return After Taxes on Distributions
Class I		7.83%	6.94%	4.79%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		4.92%	5.83%	4.18%
Return Before Taxes
Class A	9/1/2006	1.67%	5.74%	4.13%
Investor Class	4/29/2008	1.42%	5.52%	3.95%
Class C	9/1/2006	5.53%	5.87%	3.74%
Class R1	9/1/2006	7.77%	7.11%	4.92%
Class R2	9/1/2006	7.48%	6.84%	4.63%
Class R3	9/1/2006	7.23%	6.56%	4.36%
MSCI EAFE® Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		7.82%	7.45%	5.51%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Epoch Investment Partners, Inc. serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

MainStay Epoch International Choice Fund

Subadvisor	Portfolio Managers	Fund Service Date
Epoch Investment Partners, Inc.	Michael A. Welhoelter, Managing Director & Co-Chief Investment Officer	Since 2017
	William J. Booth, Managing Director & Co-Chief Investment Officer	Since 2017
	Glen Petraglia, Managing Director	Since 2018
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts. SIMPLE Class shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class C or SIMPLE Class shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A and SIMPLE Class shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information.

MainStay MacKay International Equity Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None
Other Expenses	0.26%	0.61%	0.61%	0.61%	0.26%	0.36%	0.36%	0.36%	0.13%
Total Annual Fund Operating Expenses	1.40%	1.75%	2.50%	2.50%	1.15%	1.25%	1.50%	1.75%	1.02%
Waivers / Reimbursements[4]	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.30)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.21%	1.56%	2.31%	2.31%	0.85%	1.06%	1.31%	1.56%	0.83%

1. Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3. The management fee is as follows: 0.89% on assets up to $500 million and 0.85% on assets over $500 million.

4. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class I, 0.85% and Class R6, 0.83%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class R6 shares waiver/reimbursement to the Class A, Investor Class, Class B, Class C, Class R1, Class R2 and Class R3 shares. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 667	$ 651	$ 234	$ 734	$ 234	$ 334	$ 87	$ 108	$ 133	$ 159	$ 85
3 Years	$ 951	$ 1,006	$ 760	$ 1,060	$ 760	$ 760	$ 336	$ 378	$ 455	$ 533	$ 306
5 Years	$ 1,257	$ 1,385	$ 1,313	$ 1,513	$ 1,313	$ 1,313	$ 604	$ 668	$ 800	$ 931	$ 545
10 Years	$ 2,122	$ 2,444	$ 2,637	$ 2,637	$ 2,637	$ 2,637	$ 1,371	$ 1,495	$ 1,774	$ 2,047	$ 1,231

MainStay MacKay International Equity Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in those companies that meet the quality and valuation criteria of MacKay Shields LLC, the Fund’s Subadvisor.

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of foreign issuers. Generally, an issuer is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg. The Fund invests in securities of companies which conduct business in a variety of countries, with a minimum of five countries other than the United States. This includes countries with established economies as well as emerging market countries that the Subadvisor believes present favorable opportunities. The Fund may also invest in exchange-traded funds ("ETFs") to obtain this exposure or for other investment purposes.

Investment Process: The Subadvisor seeks to identify investment opportunities through “bottom-up” analysis and fundamental research. The Subadvisor performs research to identify reasonably priced companies with competitive market advantages that it believes are able to benefit from long-term market trends and that the Subadvisor believes are able to sustainably grow earnings over time regardless of economic climate. The Subadvisor may give consideration to certain environmental, social, and governance ("ESG") criteria when evaluating an investment opportunity. Allocations to countries and industries are also a result of the "bottom-up" stock selection process and, as a result, may deviate from the country and industry weightings in the Fund’s benchmark. The Fund may not perform as well as its peers or benchmark during periods when the stock market favors the securities of businesses with lower operating margins, more highly leveraged balance sheets, or more economic sensitivity.

Generally, the Fund seeks to limit its investments in securities of: (i) any one company; (ii) companies in the same industry; (iii) companies located in any one country; and (iv) companies located in emerging markets (currently limited to 25% of the Fund’s assets measured at the time of investment).

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, whether the security has approached full valuation, if the investment thesis is invalidated, if superior opportunities to redeploy exist or emerge, or if industry group or country weights or individual positions need to be adjusted.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Focused Portfolio Risk: Because the Fund typically invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility of the Fund’s NAVs. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer than a fund that is invested more broadly.

MainStay MacKay International Equity Fund

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the MSCI ACWI® (All Country World Index) Ex U.S. (Net) as its primary benchmark. The MSCI ACWI® Ex U.S. (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. The Fund has selected the MSCI EAFE®Index (Net) as secondary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

MainStay MacKay International Equity Fund

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	19.71%
Worst Quarter
Q1/2020	-19.86%

Average Annual Total Returns (for the periods ended December 31, 2020)

			5 Years or
	Inception	1 Year	Since	10 Years
			Inception
Return Before Taxes
Class I	1/2/2004	20.96%	10.89%	6.99%
Return After Taxes on Distributions
Class I		19.71%	10.45%	6.78%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		12.90%	8.65%	5.74%
Return Before Taxes
Class A	1/3/1995	13.96%	9.33%	6.11%
Investor Class	2/28/2008	13.55%	8.94%	5.74%
Class B	9/13/1994	14.24%	9.08%	5.55%
Class C	9/1/1998	18.24%	9.34%	5.55%
Class R1	1/2/2004	20.75%	10.74%	6.87%
Class R2	1/2/2004	20.44%	10.46%	6.60%
Class R3	4/28/2006	20.14%	10.19%	6.33%
Class R6	2/28/2019	21.00%	19.76%	N/A
MSCI ACWI® Ex U.S. Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		10.65%	8.93%	4.92%
MSCI EAFE® Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		7.82%	7.45%	5.51%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. MacKay Shields LLC serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
MacKay Shields LLC	Carlos Garcia-Tunon, Senior Managing Director	Since 2013
	Ian Murdoch, Managing Director	Since 2017
	Lawrence Rosenberg, Managing Director	Since 2017

MainStay MacKay International Equity Fund

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). Class R6 shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A shares have no subsequent investment minimum. Class R1 shares, Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

MainStay WMC International Research Equity Fund

(formerly MainStay MacKay International Opportunities Fund)

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses[3]	0.20%	0.45%	0.45%	0.20%
Total Annual Fund Operating Expenses	1.20%	1.45%	2.20%	0.95%
Waivers / Reimbursements[4]	0.00%	0.00%	0.00%	(0.09)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.20%	1.45%	2.20%	0.86%

1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. Restated to reflect current management fees.

3. Based on estimated amounts for the current fiscal year.

4. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 0.86% of the average daily net assets of Class I shares of Fund. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class C		Class I
		Class	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 666	$ 640	$ 223	$ 323	$ 88
3 Years	$ 910	$ 936	$ 688	$ 688	$ 294
5 Years	$ 1,173	$ 1,253	$ 1,180	$ 1,180	$ 517
10 Years	$ 1,925	$ 2,148	$ 2,344	$ 2,344	$ 1,158
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

MainStay WMC International Research Equity Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of foreign companies, including securities of emerging market country issuers. Generally, an issuer of a security is considered to be a foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets.

The Subadvisor seeks to develop a portfolio that is generally broadly diversified across issuers, industries, countries, and styles. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Subadvisor will invest in small, mid, and large capitalization companies and may invest in issuers that are considered to be either growth stocks or value stocks.

Investment Process: The Subadvisor allocates the portfolio’s assets across a variety of industries, selecting companies in each industry based on its proprietary research. In analyzing a prospective investment for the Fund, the Subadvisor utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may consider selling a security when it believes the stock has become overvalued relative to its underlying fundamentals, when the company does not meet the Subadvisor’s expectations or when the Subadvisor believes the underlying thesis for holding the stock has changed.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to short sell certain securities, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less

MainStay WMC International Research Equity Fund

extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the MSCI ACWI® ex USA Index (Net) as a replacement for MSCI EAFE® Index (Net) as its primary benchmark because it believes that the MSCI ACWI® (All Country World Index) ex USA Index (Net) is more reflective of its principal investment strategies. The MSCI ACWI® Ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. The Fund has selected the MSCI EAFE® Index (Net) as secondary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

MainStay WMC International Research Equity Fund

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	14.41%
Worst Quarter
Q1/2020	-24.90%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	5 Years	10 Years

Return Before Taxes
Class I	9/28/2007	1.75%	2.31%	4.48%
Return After Taxes on Distributions
Class I		1.36%	1.12%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		1.51%	1.63%	3.61%
Return Before Taxes
Class A	9/28/2007	-4.09%	0.91%	3.63%
Investor Class	2/28/2008	-4.44%	0.74%	3.47%
Class C	9/28/2007	-0.58%	1.14%	3.29%
MSCI ACWI®ex USA Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		10.65%	8.93%	4.92%
MSCI EAFE® Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		7.82%	7.45%	5.51%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Wellington Management Company LLP serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
Wellington Management Company LLP	Jonathan G. White, Managing Director	Since March 2021
	Mary L. Pryshlak, Senior Managing Director	Since March 2021
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its

MainStay WMC International Research Equity Fund

affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class and Class C shares purchased through AutoInvest, MainStay's systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class A shares have no subsequent investment minimum. Institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information.

MainStay Candriam Emerging Markets Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None
Other Expenses	0.75%	0.78%	0.78%	0.79%	0.53%
Total Annual Fund Operating Expenses	2.00%	2.03%	2.78%	1.79%	1.53%
Waivers / Reimbursements[3]	(0.50)%	(0.50)%	(0.50)%	(0.69)%	(0.43)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	1.50%	1.53%	2.28%	1.10%	1.10%

1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. The management fee is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.

3. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 1.50%; and Class I, 1.10%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares and Class C shares. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class C		Class I	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 694	$ 648	$ 231	$ 331	$ 112	$ 112
3 Years	$ 1,097	$ 1,059	$ 815	$ 815	$ 496	$ 441
5 Years	$ 1,525	$ 1,495	$ 1,425	$ 1,425	$ 905	$ 794
10 Years	$ 2,711	$ 2,703	$ 2,893	$ 2,893	$ 2,048	$ 1,787
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are

MainStay Candriam Emerging Markets Equity Fund

not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities or equity-related securities issued by entities in, or tied economically to, emerging markets. The Fund may invest in securities issued by entities with market capitalizations at the time of investment of $500 million or more. These securities may be denominated in U.S. or non-U.S. currencies. The Fund may also invest in exchange-traded funds (“ETFs”) to obtain this exposure or for other investment purposes. The Fund may also invest in American Depositary Receipts, Global Depositary Receipts and non-voting Depositary Receipts. Generally, an issuer is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg.

Candriam Belgium, the Fund’s Subadvisor, has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets, such as MSCI Emerging Markets Index.

The Subadvisor determines that an investment is tied economically to an emerging market if such investment satisfies either of the following conditions: (i) the issuer’s primary trading market is in an emerging market, or (ii) the investment is included in an index representative of emerging markets.

At times, the Fund might increase the relative exposure to investments in a particular region or country. The Fund may invest up to 20% of its net assets in securities that are not issued by entities in, or tied economically to, emerging markets. These investments may include equity securities, U.S. government and agency securities and short-term investments, such as cash and cash equivalents.

The Fund may also make use of derivative financial instruments for the purpose of hedging or exposure, such as futures, options, swaps, and forwards.

Investment Process: The Subadvisor seeks to create medium to longer-term capital appreciation through investments in emerging market companies that are considered to generate high, and growing, levels of profits by constructing a diversified, conviction based portfolio, aiming for consistent risk-adjusted returns greater than the MSCI Emerging Markets Index.

Investment opportunities are identified via a thematic approach combined with a bottom-up stock selection methodology based on a proprietary quantitative screening platform to identify companies with attractive profitability levels and sustainable growth trends relative to their country and/or sector. Additionally, this proprietary quantitative screening platform also seeks to limit exposure to industries which do not satisfy the Subadvisor’s environmental, social or governance (“ESG”) criteria such as certain types of extractive industries, tobacco-related industries and industries related to chemical, biological or white phosphorus weapons. Return on equity, sustainable growth at a reasonable price, earnings and earnings revisions are central to the screening. Quality and return potential of the candidate investments are validated through further fundamental stock analysis and an appropriate fit with the preferred investment themes.

Sector, currency, regional and country deviations are kept within predetermined limits relative to the MSCI Emerging Markets Index. The Subadvisor seeks to reduce risk by investing in securities of a large number of issuers.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The quantitative screening performed by the Subadvisor, and the securities selected based on the screening, may not perform as expected. The quantitative screening may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

MainStay Candriam Emerging Markets Equity Fund

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Fund's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Fund. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

MainStay Candriam Emerging Markets Equity Fund

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Fund’s investments in fixed income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund's yield will fluctuate with changes in short-term interest rates.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the MSCI Emerging Markets Index (Net) as its primary benchmark. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

MainStay Candriam Emerging Markets Equity Fund

Annual Returns, Class I Shares

(by calendar year 2018-2020)

Best Quarter
Q2/2020	25.57%
Worst Quarter
Q1/2020	-20.78%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	Since
			Inception
Return Before Taxes
Class I	11/15/2017	36.39%	9.36%
Return After Taxes on Distributions
Class I		36.37%	9.33%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		21.84%	7.44%
Return Before Taxes
Class A	11/15/2017	28.45%	7.03%
Investor Class	11/15/2017	28.43%	6.93%
Class C	11/15/2017	33.90%	8.09%
Class R6	11/15/2017	36.38%	9.33%
MSCI Emerging Markets Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		18.31%	7.42%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Candriam Belgium serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
Candriam Belgium	Jan Boudewijns, Head of Emerging Markets Equity Management	Since 2017
	Philip Screve, Senior Fund Manager	Since 2017
	Lamine Saidi, Senior Fund Manager	Since 2017
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). Class R6 shares are generally not available to retail

MainStay Candriam Emerging Markets Equity Fund

accounts. Generally, an initial investment minimum of $2,500 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. These initial investment minimum and subsequent purchase amounts also apply to Investor Class and Class C shares purchased through AutoInvest, MainStay's systematic investment plan. Class A shares have no subsequent investment minimum. Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

MainStay Epoch Capital Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.16%	0.36%	0.36%	0.18%
Total Annual Fund Operating Expenses	1.16%	1.36%	2.11%	0.93%
Waivers / Reimbursements[2]	(0.01)%	0.00%	0.00%	(0.03)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	1.15%	1.36%	2.11%	0.90%

1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.15% and Class I, 0.90%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class C		Class I
		Class	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 661	$ 632	$ 214	$ 314	$ 92
3 Years	$ 897	$ 909	$ 661	$ 661	$ 293
5 Years	$ 1,152	$ 1,207	$ 1,134	$ 1,134	$ 512
10 Years	$ 1,881	$ 2,053	$ 2,250	$ 2,250	$ 1,140
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

MainStay Epoch Capital Growth Fund

Principal Investment Strategies

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the United States, that have a history of earning a high return on their invested capital relative to their cost of capital and that have positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of companies across all market capitalizations. Equity securities include, among others, common stocks, depositary receipts, master limited partnerships, real estate investment trusts, warrants, and rights. The Fund may invest up to 20% of its net assets in securities issued by companies in emerging markets as determined by the Fund's Subadvisor, Epoch Investment Partners, Inc., when it believes those securities represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount (ranging from 20% to 60%) of its net assets in foreign securities. Generally, an issuer is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg. The Fund will normally invest in companies in at least three countries outside of the United States. The Fund does not have any explicit limits on the weighting within any individual country or sector.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and, in the view of the Subadvisor, allocate free cash flow effectively to grow the value of the company. Free cash flow is the cash generated by a company’s operations, minus cash, taxes paid and all planned capital expenditures.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to reinvest it in a way that generates a return on investment that is greater than the firm's cost of capital.

The Subadvisor evaluates whether a company's high return on invested capital is likely to be sustainable by examining the structure of the business, the quality of management and its commitment to a sensible capital allocation policy, and the financial strength of the company. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those

MainStay Epoch Capital Growth Fund

resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks: Natural resources sector companies, including energy companies and MLPs, are subject to risks, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. Energy companies are affected by worldwide energy prices and may suffer losses as a result of adverse changes in these prices and market volatility. Additionally, energy companies may be at risk for increased government regulation and intervention and litigation. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such right or warrant.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

MainStay Epoch Capital Growth Fund

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the MSCI World Index (Net) as its primary benchmark. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2017-2020)

Best Quarter
Q2/2020	22.42%
Worst Quarter
Q1/2020	-15.31%

Average Annual Total Returns (for the periods ended December 31, 2020)

	Inception	1 Year	Since
			Inception
Return Before Taxes
Class I	6/30/2016	29.79%	16.85%
Return After Taxes on Distributions
Class I		24.35%	14.66%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		21.02%	13.15%
Return Before Taxes
Class A	6/30/2016	22.34%	15.12%
Investor Class	6/30/2016	22.11%	14.90%
Class C	6/30/2016	27.22%	15.49%
MSCI World Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		15.90%	13.46%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Epoch Investment Partners, Inc. serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

MainStay Epoch Capital Growth Fund

Subadvisor	Portfolio Managers	Fund Service Date
Epoch Investment Partners, Inc.	William W. Priest, Chief Executive Officer & Co-Chief Investment Officer	Since 2016
	Steven D. Bleiberg, Managing Director	Since 2016
	Michael A. Welhoelter, Managing Director & Co-Chief Investment Officer	Since 2016
	David J. Siino, Managing Director	Since 2016
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Generally, an initial investment minimum of $2,500 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. These initial investment minimum and subsequent purchase amounts also apply to Investor Class and Class C shares purchased through AutoInvest, MainStay's systematic investment plan. Class A shares have no subsequent investment minimum. Institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information.

MainStay Epoch Global Equity Yield Fund

Investment Objective

The Fund seeks a high level of income. Capital appreciation is a secondary investment objective.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

	Class A	Investor Class	Class C	Class I	Class R2	Class R3	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.00%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	0.25%	0.50%	None
Other Expenses	0.19%	0.18%	0.18%	0.19%	0.29%	0.29%	0.06%
Total Annual Fund Operating Expenses	1.14%	1.13%	1.88%	0.89%	1.24%	1.49%	0.76%
Waivers / Reimbursements[2]	(0.05)%	0.00%	(0.04)%	(0.05)%	0.00%	0.00%	(0.02)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	1.09%	1.13%	1.84%	0.84%	1.24%	1.49%	0.74%
1.  No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Class A, 1.09%; Class C, 1.84%; Class I, 0.84%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Class A	Investor	Class C		Class I	Class R2	Class R3	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 655	$ 609	$ 187	$ 287	$ 86	$ 126	$ 152	$ 76
3 Years	$ 888	$ 841	$ 587	$ 587	$ 279	$ 393	$ 471	$ 241
5 Years	$ 1,139	$ 1,091	$ 1,012	$ 1,012	$ 488	$ 681	$ 813	$ 420
10 Years	$ 1,856	$ 1,806	$ 2,002	$ 2,002	$ 1,091	$ 1,500	$ 1,779	$ 940
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

MainStay Epoch Global Equity Yield Fund

Principal Investment Strategies

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the United States, that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations. Equity securities include common stocks and depositary receipts. The Fund may invest up to 20% of its net assets in securities issued by companies in emerging markets, as determined by the Fund's Subadvisor, Epoch Investment Partners, Inc., when it believes those securities represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign securities. Generally, an issuer is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg. The Fund will normally invest in companies in at least three countries outside of the United States. The Fund seeks a dividend yield greater than the dividend yield of the MSCI World Index.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Dividend-Paying Stock Risk: The Fund’s emphasis on equity and equity-related securities that produce income or other distributions subjects the Fund to the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received by the Fund may not qualify as income for Fund investors.

MainStay Epoch Global Equity Yield Fund

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index, as well as a composite index. The Fund has selected the MSCI World Index (Net) as its primary benchmark. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Fund has selected the Global Equity Yield Composite Index as its secondary benchmark. The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large- and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

MainStay Epoch Global Equity Yield Fund

Annual Returns, Class I Shares

(by calendar year 2011-2020)

Best Quarter
Q2/2020	12.04%
Worst Quarter
Q1/2020	-24.74%

Average Annual Total Returns (for the periods ended December 31, 2020)

			5 Years or	10 Years or
	Inception	1 Year	Since	Since
			Inception	Inception
Return Before Taxes
Class I	12/27/2005	-1.38%	6.29%	7.19%
Return After Taxes on Distributions
Class I		-2.13%	5.23%	6.11%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-0.44%	4.91%	5.76%
Return Before Taxes
Class A	8/2/2006	-7.05%	4.83%	6.32%
Investor Class	11/16/2009	-7.03%	4.84%	6.31%
Class C	11/16/2009	-3.27%	5.24%	6.13%
Class R2	2/28/2014	-1.79%	5.88%	4.15%
Class R3	2/29/2016	-2.01%	6.07%	N/A
Class R6	6/17/2013	-2.44%	6.15%	5.69%
MSCI World Index (Net) (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		15.90%	12.19%	9.87%
Global Equity Yield Composite Index (reflects no deductions for fees, expenses, or taxes, except foreign withholding taxes)		1.08%	8.56%	8.43%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Epoch Investment Partners, Inc. serves as the Subadvisor. The individuals listed below are jointly and primarily responsible for the day-to-day portfolio management of the Fund.

Subadvisor	Portfolio Managers	Fund Service Date
Epoch Investment Partners, Inc.	Michael A. Welhoelter, Managing Director & Co-Chief Investment Officer	Since 2009
	William W. Priest, Chief Executive Officer & Co-Chief Investment Officer	Since 2009
	Kera Van Valen, Managing Director	Since 2014
	John Tobin, Managing Director	Since 2014

MainStay Epoch Global Equity Yield Fund

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at newyorklifeinvestments.com/accounts. Class R6 shares are generally only available to certain retirement plans invested in the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). Class R6 shares are generally not available to retail accounts. Generally, an initial investment minimum of $2,500 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. These initial investment minimum and subsequent purchase amounts also apply to Investor Class and Class C shares purchased through AutoInvest, MainStay’s systematic investment plan. Class A shares have no subsequent investment minimum. Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales charges or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

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More About Investment Strategies and Risks

Information about each Fund's investment objective, principal investment strategies, investment practices and principal risks appears in the relevant summary section for each Fund at the beginning of the Prospectus. The information below describes in greater detail the principal and other investments, investment practices and risks pertinent to the Funds. Some of the Funds may use the investments/strategies discussed below more than other Funds. The Funds may be subject to risks to different degrees. Not all investments/strategies of the Funds may be described in this Prospectus. The fact that a particular risk is not identified as a principal risk for a Fund does not mean that the Fund is prohibited from investing in securities or investments that give rise to that risk.

Investment Policies and Objectives

Certain Funds have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as described in that Fund’s Principal Investment Strategies section and set forth in the Statement of Additional Information. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this requirement. To the extent a Fund invests in derivatives, such investments may be counted on a mark-to-market basis for purposes of the 80% policy. In addition, in appropriate circumstances, synthetic investments may count toward the 80% policy if they have economic characteristics similar to the other investments included in the basket. With respect to the Funds, a Fund’s policy to invest at least 80% of its assets in such a manner is “non-fundamental,” which means that it may be changed without shareholder approval. The Funds have adopted a policy to provide each Fund's shareholders with at least 60 days' prior notice of any change in the Fund’s non-fundamental investment policy with respect to investments of the type suggested by its name. For additional information, please see the SAI.

When the discussion states that a Fund invests "primarily" in a certain type or style of investment, this means that under normal circumstances the Fund will invest at least 65% of its assets, as described above, in that type or style of investment.

Certain Funds may invest their net assets in other investment companies, including exchange-traded funds that invest in similar securities to those in which the Fund may invest directly, and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the 1940 Act).

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions around the world, the risks below are heightened significantly compared to normal conditions and therefore may subject a Fund's investments and a shareholder’s investment in a Fund to reduced yield and/or income and sudden and substantial losses. The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.

Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the SAI. The following information regarding principal investment strategies and risks is provided in alphabetical order and not necessarily in order of importance.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt or Fixed-Income Securities

Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation) bonds, notes and debentures.

Some debt securities pay interest at fixed rates of return (referred to as fixed-income securities), while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

•   Credit risk: Credit risk is the risk that an issuer, guarantor, or liquidity provider of a debt security may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make

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timely principal and/or interest payments, or to otherwise honor its obligations. By purchasing a debt security, in certain circumstances, a buyer is effectively lending money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment. Actual or perceived changes in economic, social, health, financial or political conditions in general or that affect a particular type of instrument, issuer, guarantor or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity and/or value of an instrument. The value of an instrument also may decline for reasons that relate directly to the issuer, guarantor or counterparty, such as management performance, financial leverage and reduced demand for goods and services. Although credit quality ratings may not accurately reflect the true credit risk or liquidity of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult to sell the instrument at an advantageous price or time. Credit ratings assigned by rating agencies are based on a number of factors and subjective judgments and, therefore, do not necessarily represent an issuer's actual financial condition or the volatility or liquidity of the security.

•   Maturity risk: Maturity is the average expected repayment date of a Fund's portfolio, taking into account the expected final repayment dates of the securities in the portfolio. A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Fund that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Fund that holds debt securities with a shorter average maturity. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity. However, measures such as average duration may not accurately reflect the true interest rate sensitivity of a Fund's investments or its overall portfolio.

•   Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

•   Interest rate risk: A variety of factors can cause interest rates to change, including central bank monetary policies, inflation rates and general economic conditions. The value of a debt security usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up. During periods of very low or negative interest rates, a Fund's susceptibility to interest rate risk may be magnified, its yield may be diminished and its performance may be adversely affected. As of the date of this Prospectus, interest rates in the United States and many parts of the world, including certain European countries, continue to be near recent historically low levels. These levels of interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility, and may adversely affect a Fund's performance. A low or negative interest rate environment may pose additional risks to a Fund because low or negative yields on a Fund's portfolio holdings may have an adverse impact on the Fund's ability to provide a positive yield to its shareholders. Any such change in interest rates may be sudden and significant, with unpredictable effects on the financial markets and a Fund's investments. Should interest rates decrease, a Fund's investments in certain variable-rate and fixed-rate debt securities may be adversely affected.

•   Extension risk and Prepayment risk: An issuer could exercise its right to pay principal on an obligation held by a Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation may decrease, and a Fund may also suffer from the inability to reinvest in higher yielding securities. An issuer may exercise its right to redeem outstanding debt securities prior to their maturity (known as a “call”) or otherwise pay principal earlier than expected for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls or “prepays” a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment and may be required to reinvest in generally lower-yielding securities, securities with greater credit risks or securities with other, less favorable features or terms than the security in which the Fund initially invested.

Debt securities rated below investment grade by a nationally recognized statistical rating organization ("NRSRO") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a Fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential. Duration may not accurately reflect the true interest rate sensitivity of instruments held by a Fund and, in turn, a Fund's susceptibility to changes in interest rates.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps a Fund manage duration and risk, and attempts to create a more consistent return.

Depositary Receipts

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs"), Non-Voting Depositary Receipts (“NVDRs”) and other similar securities represent ownership of securities of non-U.S. issuers held in trust by a bank, exchange or similar financial institution. ADRs are denominated in U.S. dollars and trade in the

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U.S. securities markets. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. These investments may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Transactions

Derivative transactions, or “derivatives,” may include options, forwards, futures, options on futures and swap agreements. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies, commodities or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be difficult to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency, commodity or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor is incorrect about its expectations of changes to the underlying securities, interest rates, currencies, commodities, indices or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using over-the-counter (“OTC”) or bilateral derivatives, there is a risk that a Fund will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. OTC derivatives are complex and often valued subjectively, which exposes a Fund to heightened liquidity risk, mispricing and valuation risk.In the event of the bankruptcy or insolvency of a counterparty, a Fund could experience the loss of some or all of its investment in a derivative or experience delays in liquidating its positions, including declines in the value of its investment during the period in which a Fund seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Fund may also incur fees and expenses in enforcing its rights. Certain derivatives are subject to mandatory clearing and exchange-trading. Central clearing, which interposes a central clearinghouse to each participant’s derivatives position, is intended to reduce counterparty credit risk and exchange-trading is intended to increase liquidity, but neither make derivatives transactions risk-free.

In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. Investments in derivatives may increase or accelerate the amount of taxable income of a Fund or result in the deferral of losses that would otherwise be recognized by a Fund in determining the amount of dividends distributable to shareholders. Under current regulatory requirements, as series of an investment company registered with the Securities and Exchange Commission ("SEC"), the Funds must maintain reserves of liquid assets or otherwise "cover" obligations with respect to certain kinds of derivative instruments in accordance with applicable SEC guidance or staff interpretations. In addition, a Fund’s use of derivatives (including covered call options and covered put options) may (i) cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) and (ii) preclude the Fund from designating a portion of its distributions as qualified dividend income (generally taxed at long-term capital gains rates with respect to non-corporate shareholders) or as eligible for the corporate dividends received deduction that would otherwise be eligible for such designations if the Fund had not used such instruments.

Future regulatory developments may impact a Fund's ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. These or other legislative or regulatory changes may negatively impact a Fund and/or result in a change in its investment strategy. For example, in October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. In connection with the final rule, the SEC and its staff will rescind and withdraw applicable guidance and relief regarding asset segregation and coverage transactions reflected in a Fund's asset segregation and cover practices. After an eighteen-month transition period, the final rule requires a fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. These requirements may limit the ability of a Fund to invest in derivatives, short sales and similar financing transactions, limit a Fund's ability to employ certain strategies that use these instruments and/or adversely affect a Fund's performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors.

Dividend-Paying Stocks

Dividend-paying stocks may underperform the securities of other companies that do not typically produce income or other distributions. In addition, issuers of dividend-paying stock may have discretion at any time to reduce, defer, or stop paying dividends for a stated period of time. Depending upon market conditions, an income-producing stock that meets a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of a Fund to produce current income while remaining fully diversified. The distributions received by a Fund may not qualify as income for Fund investors.

Emerging Markets

The risks of foreign investments (or exposure to foreign investments) are usually much greater when they are made in (or result in exposure to) emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than

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more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience high rates of inflation and currency devaluations, which may adversely affect returns. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain emerging markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, recordkeeping and financial reporting standards and requirements comparable to those to which companies in developed countries are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. Some emerging countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets. Such government participation or other intervention may impair investment and economic growth or otherwise adversely affect a Fund's investments in these countries or regions. National policies that may limit a Fund's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other laws or restrictions applicable to investments differ from those found in more developed markets. Sometimes, they may lack, or be in the relatively early development of, legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Funds) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, a Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging market countries involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between parties in the United States and parties in emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (which themselves have increased investment risk relative to developed market countries), and, as a result, a Fund's exposure to the risks associated with investing in emerging market countries are magnified if the Fund invests in frontier market countries.

Equity Securities

Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Fund buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on domestic stock exchanges, foreign stock exchanges, or in the over-the-counter market. There are many different types of equity securities, including (without limitation) common stocks, preferred stocks, ADRs, and real estate investment trusts.

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

•   Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

•   Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

•   Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Fund's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

ESG Considerations

With respect to certain Funds, the following Subadvisors generally give consideration to environmental, social, and/or governance (“ESG”) criteria when evaluating investment opportunities for those Funds, consistent with each Fund's investment objective and Principal Investment Strategies. Certain criteria that may be used by these Subadvisors are described below. The application of ESG criteria may result in a Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than the Fund's benchmark or other funds and strategies in the Fund's peer group that

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do not take into account ESG criteria. In addition, sectors and securities of companies that meet the ESG criteria may shift into and out of favor depending on market and economic conditions. The consideration of ESG criteria may adversely affect a Fund's performance.

•   Candriam Belgium S.A. (“Candriam”): Candriam may give consideration to ESG criteria such as sector, currency, region, number of securities, certain types of extractive industries, tobacco-related industries and industries related to chemical, biological or white phosphorus weapons.

•   Epoch Investment Partners, Inc. (“Epoch”): Epoch may give consideration to ESG criteria including, but not limited to, climate change and carbon footprint, and corporate governance practices, such as board expertise, risk oversight, and renumeration.

•   MacKay Shields LLC (“MacKay Shields”): MacKay Shields may give consideration to ESG criteria including, but not limited to, climate change, sustainability, energy resources & management, job creation/employee relations, human rights, health and safety, transparency/disclosures, board expertise, audit practices, transparency and accountability.

•   Wellington Management Company LLP (“Wellington”): Wellington may give consideration to ESG criteria including, but not limited to, climate mitigation and resilience, corporate culture, as well as executive compensation and senior-level succession planning.

•   Winslow Capital Management, LLC (“Winslow”): Winslow may give consideration to ESG criteria including, but not limited to, impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

Exchange-Traded Funds (“ETFs”)

To the extent a Fund may invest in securities of other investment companies, it may invest in shares of ETFs, including ETFs advised by affiliates of New York Life Investments. ETFs are investment companies that trade like stocks. The price of an ETF is derived from and based upon the securities held by the ETF. However, like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on a Fund's investment in ETFs. In addition, an actual trading market may not develop for an ETF’s shares and the listing exchange may halt trading of an ETF’s shares. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Fund will indirectly bear its proportionate share of management fees and other expenses that are charged by an ETF in addition to the management fees and other expenses paid by a Fund. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. A Fund may from time to time invest in ETFs, primarily as a means of gaining exposure for its portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Fund or where access to a local market is restricted or not cost effective. In addition, an index-based ETF may not exactly replicate the performance of the index it seeks to track for a number of reasons, such as operating expenses, transaction costs and imperfect correlation between the performance of the ETF’s holdings and that of the index.

A Fund may invest in ETFs, among other reasons, to gain broad market, sector or asset class exposure, including during periods when it has large amounts of uninvested cash or when the Manager or Subadvisor believes share prices of ETFs offer attractive values, subject to any applicable investment restrictions in the Prospectus and the SAI.

Financial Sector Risk

To the extent a Fund invests in financial services firms, it is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in the financial sector. Investments in the financial sector may be adversely affected by regulatory changes, interest rate movements, the availability of capital, the cost of borrowing, the rate of debt defaults, increased competition, and adverse conditions in other related markets.

Foreign Securities and Currencies

Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg. The issuer’s “country of risk” is determined based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Although a Fund will generally rely on an issuer’s “country of risk,” as determined by Bloomberg when categorizing securities as either U.S. or foreign-based, it is not required to do so. Foreign securities may be more difficult to sell than U.S. securities. Foreign securities may be domiciled in the United States and traded on a U.S. market, but possess elements of foreign risk. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders and, as a result, a Fund may have limited or no legal recourse with respect to foreign securities. In addition, investments in emerging market countries present unique and greater risks than those presented by

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investments in countries with developed securities markets and more advanced regulatory systems. For example, some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries.  The Asia-Pacific region has historically been highly dependent on global trade and the growth, development and stability of the region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. See “Emerging Markets” above.

Many of the foreign securities in which the Funds invest are denominated or quoted in a foreign currency. A decline in value of a currency will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. However, a Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar and inflation may adversely affect a Fund's investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. A Subadvisor may seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies of a Fund's assets allocated to the subadvisor(s) by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. However, these transactions and techniques may not always work as intended, and in certain cases a Fund may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Futures Transactions

A Fund may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Fund may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Fund’s ability to invest in foreign currencies, a Fund may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Subject to compliance with applicable rules and restrictions, a Fund also may enter into futures contracts traded on foreign futures exchanges.

A Fund may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Fund's securities. A Fund may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's securities being hedged, even if the hedging vehicle closely correlates with the Fund’s investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Fund will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Geographic Focus Risk

Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, economic, political, regulatory, geopolitical and other conditions. These conditions include anticipated or actual government budget deficits or other financial difficulties, levels of inflation and unemployment, fiscal and monetary controls, tax policy and political and social instability. A Fund's performance will be particularly susceptible to the conditions in the countries or regions to which it is significantly exposed. For example, a Fund's investments in Japan may be subject to additional risks, including those associated with an aging and declining population, which contributes to the increasing cost of Japan’s pension and public welfare system and makes the economy more dependent on foreign trade. Additionally, Japan is prone to natural disasters, such as earthquakes and tsunamis.

Additionally, a Fund's investments in the United Kingdom subject the Fund to additional risks. For example, the United Kingdom is a substantial trading partner of the United States and other European countries, and, as a result, the British economy may be impacted by adverse changes to the economic health of the United States and other European countries. In addition, on January 31, 2020, the United Kingdom officially withdrew from the EU (known as “Brexit”), and on December 30, 2020, the United Kingdom and the EU signed a trade agreement, which remains subject to approval by the EU Parliament. Brexit may have a negative impact on the economy and currency of the United Kingdom, including increased volatility and illiquidity and potentially lower economic growth.

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Growth Stocks

Certain Funds may invest in equity securities of companies that their Subadvisors believe will experience relatively rapid earnings growth. Such "growth stocks" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Investments in Other Investment Companies

A Fund may invest in other investment companies, including mutual funds, closed-end funds, and ETFs.

A Fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. A Fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a Fund's objective and investment program. A Fund generally will directly bear its proportionate share of the management fees and other expenses that are charged by other investment companies, which also may be advised by the Manager or its affiliates, in addition to the management fees and other expenses paid by the Fund.

The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund's performance. In addition, because listed closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual listed NAV of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Lending of Portfolio Securities

A Fund may lend its portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Funds' Board. In determining whether to lend securities, the Manager or the Subadvisors or its/their agent will consider relevant facts and circumstances, including the creditworthiness of the borrower. Securities lending involves the risk that a Fund may lose money in the event that the borrower fails to return the securities to the Fund in a timely manner or at all. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities or in the event that the borrower fails to provide additional collateral as needed to ensure the loan is fully collateralized. A Fund may also not experience the returns expected with the investment of cash collateral. Furthermore, as with other extensions of credit, a Fund could lose its rights in the collateral should the borrower fail financially. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to a Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Fund.

Liquidity and Valuation Risk

Certain Funds are subject to liquidity and valuation risk. Liquidity risk is the risk that a Fund could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. Liquidity risk exists when particular investments are difficult to sell, possibly preventing a Fund from selling the investments at an advantageous time or price. Liquidity risk may also exist because of unusual market conditions, government intervention, political, social, health, economic or market developments, unusually high volume of redemptions, or other reasons. To meet redemption requests, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. The liquidity of any Fund investment may change significantly over time as a result of market, economic, trading, issuer-specific and other factors.

Valuation risk refers to the potential that the sales price a Fund could receive for any particular investment may differ from the Fund’s valuation of the investment. Valuation of a Fund’s investments may be difficult, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology that produces an estimate of the fair value of the security/instrument, which are based on good faith, subjective judgments, and available information. Such valuations may prove to be inaccurate. Where no clear or reliable indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid investments may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Fund's NAV. In addition, the value of illiquid investments that subsequently become liquid may increase, positively affecting the Fund's NAV. A Fund (or the Manager or Subadvisor) may rely on various sources of information to value investments and calculate NAVs. A Fund may obtain pricing information from third parties that are believed to be reliable. In certain cases, this information may be unavailable or this

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information may be inaccurate because of errors by the third parties, technological issues, an absence of current market data, or otherwise. These cases increase the risks associated with fair valuation.

Performance attributable to variations in liquidity are not necessarily an indication of future performance. For more information on fair valuation, please see "Fair Valuation and Portfolio Holdings Disclosure."

Market Capitalization Risk

To the extent a Fund invests in securities issued by small-, mid-, or large-cap companies, it will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization underperform other types of investments, a Fund's performance could be adversely impacted.

Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. In addition, securities of small-cap and mid-cap companies may trade in an over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Smaller capitalization companies frequently rely on narrower product lines, niche markets, limited financial resources, a few key employees and inexperienced management. Smaller capitalization companies have more speculative prospects for future growth, sustained earnings and market share than larger companies and may be more vulnerable to adverse business or market developments. Accordingly, it may be difficult for a Fund to sell small-cap securities at a desired time or price. Generally, the smaller the company, the greater these risks become. Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.

Market Risk

The value of a Fund's investments may fluctuate and/or decline because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Changes in these markets may be rapid and unpredictable. Fluctuations in the markets generally or in a specific industry or sector may impact the securities in which a Fund invests. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of a Fund’s shares. Market changes may impact equity and fixed income securities in different and, at times, conflicting manners. A Fund potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Manager or a Subadvisor believes represent an attractive opportunity or in which a Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities sought by the Manager or the Subadvisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Political and diplomatic events within the United States and abroad, such as the U.S. budget and deficit reduction plan and trade tensions, has in the past resulted, and may in the future result, in developments that present additional risks to a Fund's investments and operations. Geopolitical and other events, such as war, acts of terrorism, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments. Stocks of large capitalization issuers that are included as components of indices replicated by passively-managed funds may be particularly susceptible to declines in value, including declines in value that are not believed to be representative of the issuer’s fundamentals, due to market and investor reactions to such events. Additional and/or prolonged geopolitical or other events may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Any such market, economic and other disruptions could also prevent a Fund from executing its investment strategies and processes in a timely manner.

Multiple Manager Risk

Certain Funds' assets are managed by multiple Subadvisors. A Fund’s performance relies on the Manager’s selection and monitoring of the Subadvisors as well as how the Fund’s assets are allocated among those Subadvisors. Performance will also depend on each Subadvisor’s skill in implementing their respective strategy or strategies. While the Manager will monitor the overall management of a Fund, each Subadvisor makes independent investment decisions. The investment styles and strategies of a Fund’s Subadvisors may not complement each other as expected by the Manager, and the decisions made by one Subadvisor may conflict with decisions made by one or more other Subadvisors, both of which could adversely affect the performance of the Fund. The Manager may experience conflicts

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of interest in its selection of Subadvisors for a Fund. One or more Subadvisors to a Fund may underperform the market generally and may underperform other subadvisors that the Manager could have selected.

The multi-manager approach may also cause a Fund to invest a substantial percentage of its assets in certain types of securities, causing the exposure to a given region, country, industry or investment style to unintentionally be smaller or larger than if the Fund had a single Subadvisor, which could increase the Fund’s concentration of risk. The Manager may influence a Subadvisor in terms of its management of a portion of a Fund’s assets, including hedging practices, investment exposure and risk management.

A multi-manager approach may also cause a Fund's portfolio turnover rate to be greater than the portfolio turnover rate of a single manager Fund, which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transaction costs.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right, but not the obligation, to buy from (call) or sell to (put) the seller (writer) of the option the security, currency, index or futures contract underlying the option at a specified exercise price at a certain time or times during the term of the option, depending on the terms of the option. If the Manager or a Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. An investment in options may be subject to greater fluctuation than an investment in the underlying index or instrument itself. To the extent that a Fund writes or sells put options, the Fund could experience substantial losses in instances where the option's underlying index or instrument decreases below the exercise price of the written option. To the extent that a Fund writes or sells call options, the Fund could experience substantial losses in instances where the option's underlying index or instrument increases above the exercise price of the written option. Writing (selling) hedged options limits the opportunity to profit from changes in the market value of underlying indexes or instruments in exchange for up-front cash (the premium) at the time of selling the option.

Portfolio Management Risk

The investment strategies, practices and risk analysis used by a Subadvisor may not produce the desired results. In addition, a Fund may not achieve its investment objective, including during periods in which a Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. A Subadvisor may be incorrect in its assessment of a particular security or market trend, which could result in a loss to the Fund. A Subadvisor's judgment about whether securities acquired by the Fund will increase or decrease in value may prove to be incorrect, and the value of these securities could change unexpectedly.

A quantitative model or algorithm (“quantitative tool”) used by a Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. A quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of the quantitative tool (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data.

Real Estate Investment Trusts ("REITs")

REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency. REITs are also susceptible to the risks associated with the types of real estate investments they own and adverse economic or market events with respect to these securities and property types (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed-property types). A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), or could fail to maintain its exemption from registration under the 1940 Act. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences.

Regulatory Risk

Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments, and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing a Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to a Fund's investment practices. Certain regulatory authorities may also prohibit or restrict the ability of a Fund to engage in certain derivative transactions or short-selling of certain securities. Although there continues to be uncertainty about the full impact of these and other regulatory changes, a Fund may be subject to a more complex regulatory framework, and incur additional costs to comply with new requirements as well as to monitor for compliance with any new requirements going forward.

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At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of a Fund. Legislation or regulation may change the way in which a Fund is regulated. Neither the Manager nor a Subadvisor can predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect a Fund's ability to achieve its respective investment objective. A Fund's activities may be limited or restricted because of laws and regulations applicable to the Manager, the Subadvisor or the Fund.

Restricted Securities

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws or the terms of the security. The principal risk of investing in restricted securities is that a Fund may be limited or prevented by law or the terms of the security from selling the security and, as a result, the Fund may be unable to dispose of the security at an advantageous time or price. In addition, there is no assurance that a trading market will develop or exist for a restricted security, which also may result in difficulties in selling the security.

Rights and Warrants

A Fund may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, a Fund will lose its entire investment in such right or warrant.

Short Selling

If a security sold short increases in price, a Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero. A Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. A Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

When borrowing a security for delivery to a buyer, a Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances, the Fund may not be able to substitute or sell the pledged collateral. Additionally, a Fund must maintain sufficient liquid assets (less any additional collateral held by or pledged to the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

By investing the proceeds received from selling securities short, a Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase a Fund's exposure to long equity positions and make any change in a Fund's NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that a Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful or that it will produce a higher return on an investment.

Swap Agreements

Certain Funds may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether the use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices, currency exchange rates and market conditions. In addition, swap agreements entail the risk that a party will default on its payment obligations to a Fund. For example, credit default swaps can result in

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losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, is intended to reduce counterparty credit risk. Exchange-trading is expected to decrease illiquidity risk and increase transparency because prices and volumes are posted on the exchange. But central clearing and exchange-trading do not make swap transactions risk-free. Because they are two-party contracts and because they may have terms of greater than seven days, certain swaps may be considered to be illiquid. There is a risk that the other party could go bankrupt and a Fund would lose the value of the security or other consideration it should have received in the swap. A Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer of credit protection in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement, which can result in the seller incurring a loss substantially greater than the amount invested in the swap. A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A Fund's use of total return swap agreements will subject the Fund to the risks applicable to swap agreements discussed herein, and a Fund may be adversely affected by its use of total return swaps, if any. For additional information on swaps, see "Derivative Transactions" above. Also, see the "Tax Information" section in the SAI for information regarding the tax considerations relating to swap agreements.

Tax Risk

Certain Fund investments and investment strategies, including transactions in options and futures contracts, may be subject to special and complex federal income tax provisions, the effect of which may be, among other things: (i) to disallow, suspend, defer or otherwise limit the allowance of certain losses or deductions; (ii) to accelerate income to the Fund; (iii) to convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); and/or (iv) to produce income that will not qualify as good income under the gross income requirements that must be met for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Furthermore, to the extent that any futures contract or option on a futures contract held by the Fund is a “Section 1256 contract” under Section 1256 of the Internal Revenue Code, the contract will be marked to market annually, and any gain or loss will be treated as 60% long-term and 40% short-term, regardless of the holding period for such contract. Section 1256 contracts may include Fund transactions involving call options on a broad-based securities index, certain futures contracts and other financial contracts.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions or abnormal circumstances (such as large cash inflows or anticipated large redemptions), each Fund may, for temporary defensive purposes or for liquidity purposes (which may be for a prolonged period), invest outside the scope of its principal investment strategies. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such conditions, each Fund may also invest without limit in cash, money market securities or other investments.

In unusual market conditions, the MainStay MacKay International Equity Fund may invest all or a portion of its assets in equity securities of U.S. issuers, investment grade notes and bonds, and cash and cash equivalents.

Value Stocks

Certain Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value stocks" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value stocks is that they may never reach what a Fund's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's stock may decline or may not approach the value that the portfolio manager anticipates.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. There is a risk that the security could be worth less when it is issued than the price a Fund agreed to pay when it made the commitment. Similarly, a Fund may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

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Zero Coupon and Payment-in-Kind Bonds

Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest typical of other types of debt securities. Certain Funds may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to a Fund on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

In addition, there may be special tax considerations associated with investing in high-yield/high-risk bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security's maturity or payment date. As a result, the amounts that have accrued each year are required to be distributed to shareholders and such amounts will be taxable to shareholders. Additionally, a Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Additional Investments and Non-Principal Risks

In addition to the principal investments described above, the Funds may also invest or engage in, or be subject to risks associated with, the following:

Closed-End Funds

Certain Funds may invest in shares of closed-end funds. Closed-end funds are investment companies that generally do not continuously offer their shares for sale. Rather, closed-end funds typically trade on a secondary market, such as the New York Stock Exchange (“Exchange”) or the NASDAQ Stock Market, Inc. ("NASDAQ"). Listed closed-end funds are subject to management risk because the adviser to the closed-end fund may be unsuccessful in meeting the closed-end fund’s investment objective. Moreover, investments in a closed-end fund generally reflect the risks of the closed-end fund's underlying portfolio of securities. Closed-end funds may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to their purchase by a Fund. Closed-end funds may trade infrequently and with small volume, which may make it difficult for a Fund to buy and sell shares. Closed-end funds are subject to management fees and other expenses that may increase their cost versus the costs of directly owning the underlying securities. Since closed-end funds may trade on exchanges, a Fund may also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.

Increase in Expenses Risk

The actual costs of investing in a Fund may be higher than the expenses shown in “Total Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, as a result of redemptions or otherwise, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Initial Public Offerings ("IPOs")

IPO share prices are frequently volatile due to factors such as the absence of a prior public market for the shares, unseasoned trading in the shares, the small number of shares available for trading and limited information about the issuer’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Investments in IPO shares, which are subject to market risk and liquidity risk, involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may have a magnified impact on the performance of a Fund with a small asset base. The impact of the investments in IPO shares on a Fund's performance will likely decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. A Fund may hold IPO shares for a very short period of time, which may increase the Fund’s portfolio turnover and expenses, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Large Investments or Redemptions by Shareholders

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Fund's performance if the Fund was required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund's transaction costs. Certain shareholders, including clients or affiliates of the Manager and/or other funds managed by

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the Manager or its affiliates, may from time to time own or control a significant percentage of a Fund’s shares. Redemptions by these shareholders of their shares of that Fund may further increase the Fund’s liquidity risk and may otherwise adversely impact the Fund. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients and other shareholders whose buy-sell decisions are controlled by a single decision-maker. These investments or redemptions may also increase the Funds' liquidity risk. For more information, please see “Liquidity and Valuation Risk.”

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Fund may purchase. A Participation in a novation of a corporate loan involves a Fund assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Fund may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case the Fund may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Fund may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Fund must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Fund must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Fund and the co-lender.

A Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults. Participations are subject to risks generally associated with debt securities; however, Participations may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. A Fund may be in possession of material non-public information about a borrower or issuer as a result of its ownership of a Participation or security of such borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, a Fund may be unable to enter into a transaction in a loan or security of such a borrower or issuer when it would otherwise be advantageous to do so.

Master Limited Partnerships ("MLPs")

Certain Funds may invest no more than 25% of their total assets in MLPs that are qualified publicly traded partnerships under the Internal Revenue Code. MLPs are limited partnerships in which ownership interests are publicly traded and are operated under the supervision of one or more general partners. Investments in MLPs carry many of the risks inherent in investing in a partnership. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP. Limited partners may also have more limited control and limited rights to vote on matters affecting the MLP.

The anticipated benefits to be derived from a Fund's MLP investments will principally depend on the MLPs being treated as partnerships for U.S. federal income tax purposes. Partnerships generally are not subject to U.S. federal income tax at the partnership level. Rather, each partner is allocated and is generally subject to U.S. federal income tax on its share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business activities of a given MLP could result in the MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to entity-level U.S. federal income tax (as well as state and local taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by a Fund was treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of an investment in the Fund and lower income earned by the Fund. To the extent a distribution received by a Fund from an MLP equity security is treated as a return of capital, the Fund’s adjusted tax basis in the MLP equity security would be reduced by the amount of such distribution, which ultimately could result in an increase in an amount of income or gain (or decrease in the amount of loss) recognized by the Fund for tax purposes upon the sale or other disposition of such MLP equity security. Furthermore, any return of capital distributions received from an MLP equity security may require a Fund to restate the character of distributions made by the Fund as well as amend any previously issued shareholder tax reporting information.

MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in these sectors of the economy could have an adverse impact on a Fund invested in MLPs. At times, the performance of securities of companies in these sectors of the economy may lag the performance of other sectors or the broader market as a whole.

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Operational and Cyber Security Risk

The Funds are exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of a Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures. Additionally, a Fund and its service providers are susceptible to risks resulting from breaches in cyber security, including the theft, corruption, destruction or denial of access to data maintained online or digitally, denial of service on websites and other disruptions. Successful cyber security breaches may adversely impact a Fund and its shareholders by, among other things, interfering with the processing of shareholder transactions, impacting the Fund’s ability to calculate its NAV, causing the release of confidential shareholder or Fund information, impeding trading, causing reputational damage and subjecting a Fund to fines, penalties or financial losses. The Funds seek to reduce these operational and cyber security risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to their trading strategies, certain Funds may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in the relevant summary sections for each Fund and the Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. A Fund with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which Fund shareholders will pay taxes, even if such shareholders do not sell any shares by year-end).

Repurchase Agreements

Certain Funds may enter into repurchase agreements with certain sellers in accordance with guidelines adopted by the Board. A repurchase agreement is an instrument under which a Fund acquires a security and the seller agrees, at the time of the sale, to repurchase the security at an agreed upon time and price. A Fund's use of repurchase agreements is generally intended to be a means for the Fund to earn income on uninvested cash, but there is no guarantee that a repurchase agreement will provide income.

Repurchase agreements subject a Fund to counterparty risks, including the risk that the seller of the underlying security will become bankrupt or insolvent before the date of repurchase or otherwise will fail to repurchase the security as agreed, which could cause losses to the Fund. If the seller defaults on its obligations under the agreement, the Fund may incur costs, lose money or suffer delays in exercising its rights under the agreement. If the seller fails to repurchase the underlying instruments collateralizing the repurchase agreement, the Fund may lose money. The credit, liquidity and other risks associated with repurchase agreements are heightened when a repurchase agreement is secured by collateral other than cash or U.S. government securities.

Risk Management Techniques

Various techniques can be used to increase or decrease a Fund’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Fund's portfolio of investments. For example, to gain exposure to a particular market, a Fund may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Technology Stock Risk

Investments in technology companies may be subject to various risks, including risks relating to falling prices and profits, competition from new domestic and international market entrants, difficulty in obtaining financing and general economic conditions. In addition, the products of technology companies may face obsolescence associated with rapid technological developments and innovation, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. The profitability of technology companies, and a Fund’s investment in such companies, may be particularly vulnerable to changing market demand, research and development costs and availability and price of components and related commodities, which may be influenced or characterized by unpredictable factors. In addition, technology stocks historically have experienced unusually wide price swings, thus potentially causing a Fund’s performance to be more volatile than a fund not invested in technology companies.

U.S. Government Securities Risk

There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie Mac"), although chartered or sponsored by

More About Investment Strategies and Risks

an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Other information about the Funds:

Information Regarding Standard & Poor's ®

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. The MainStay MacKay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Shareholder Guide

The following pages are intended to provide information regarding how to buy and sell shares of the MainStay Funds and certain other information designed to help you understand the costs and certain other considerations associated with buying, holding and selling your MainStay Fund investments. Not all of the MainStay Funds discussed below are offered in this Prospectus. Furthermore, certain share classes are not available for all MainStay Funds or to all investors and may be offered through a separate prospectus.

The information described in this Shareholder Guide is available free of charge by calling toll-free 800-624-6782 or by visiting our website at newyorklifeinvestments.com. The information contained in or otherwise accessible through the MainStay website does not form part of this Prospectus. For additional details, please contact your financial adviser or the MainStay Funds free of charge by calling toll-free 800-624-6782.

Please note that shares of the MainStay Funds are generally not available for purchase by foreign investors, except to certain qualified investors. The MainStay Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains in a check mailed to any investor who becomes a non-U.S. resident; (ii) redeem shares and close the account of an investor who becomes a non-U.S. resident; and (iii) redeem shares and close the account of an investor in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by that investor or any other individual associated with that account.

SIMPLE IRA Plan accounts and certain other retirement plan accounts may not be eligible to invest in certain MainStay Funds.

The following terms are used in this Shareholder Guide:

•   "MainStay Asset Allocation Funds" collectively refers to the MainStay Conservative Allocation Fund, MainStay Equity Allocation Fund, MainStay Growth Allocation Fund and MainStay Moderate Allocation Fund.

•   "MainStay Epoch Funds" collectively refers to the MainStay Epoch Capital Growth Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay Epoch Global Equity Yield Fund.

•   “MainStay ETF Asset Allocation Funds” collectively refers to the MainStay Conservative ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Moderate ETF Allocation Fund.

•   “MainStay Funds” collectively refers to each mutual fund managed by New York Life Investment Management LLC.

•   "MainStay International/Global Equity Funds" collectively refers to the MainStay Candriam Emerging Markets Equity Fund, MainStay CBRE Global Infrastructure Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay MacKay International Equity Fund and MainStay WMC International Research Equity Fund.

•   "MainStay Mixed Asset Funds" collectively refers to the MainStay Balanced Fund, MainStay Income Builder Fund and MainStay MacKay Convertible Fund.

•   “MainStay Tax-Exempt Funds” collectively refers to the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund and MainStay MacKay Tax Free Bond Fund.

•   "MainStay Taxable Bond Funds" collectively refers to the MainStay Candriam Emerging Markets Debt Fund, MainStay Floating Rate Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Strategic Bond Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay Money Market Fund and MainStay Short Term Bond Fund.

•   "MainStay U.S. Equity Funds" collectively refers to the MainStay CBRE Real Estate Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay MacKay S&P 500 Index Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund.

•   The Board of Trustees of MainStay Funds Trust and the Board of Trustees of The MainStay Funds are collectively referred to as the "Board."

•   The Investment Company Act of 1940, as amended, is referred to as the "1940 Act."

•   New York Life Investment Management LLC is referred to as the "Manager" or "New York Life Investments."

•   New York Life Insurance Company is referred to as "New York Life."

•   NYLIM Service Company LLC is referred to as the "Transfer Agent" or "NYLIM Service Company."

•   NYLIFE Distributors LLC, the MainStay Funds’ principal underwriter and distributor, is referred to as the "Distributor" or "NYLIFE Distributors."

Shareholder Guide

•   The New York Stock Exchange is referred to as the "Exchange."

•   Net asset value is referred to as "NAV."

•   The Securities and Exchange Commission is referred to as the "SEC."

•   Automated Clearing House, the electronic process by which shares may be purchased or redeemed, is referred to as “ACH.”

BEFORE YOU INVEST — DECIDING WHICH CLASS OF SHARES TO BUY

The MainStay Funds offer Investor Class, Class A, A2, C, C2, I, R1, R2, R3, R6 and SIMPLE Class shares, as applicable. Each share class may not currently be offered by each MainStay Fund or through your financial intermediary and may be offered through a separate prospectus. Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Each share class of a MainStay Fund represents an interest in the same portfolio of securities, has the same rights and is identical in all respects to the other classes (unless otherwise disclosed in this Shareholder Guide or as set forth in the MainStay Funds’ multiple class plan adopted pursuant to Rule 18f-3 under the 1940 Act), except that, to the extent applicable, each class also bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from its investor base. In addition, each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon the number of shares of a MainStay Fund you choose to purchase, how you wish to purchase shares of a MainStay Fund and the MainStay Fund in which you wish to invest, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should consider and discuss with your financial adviser. Important factors you may wish to consider include, among others:

•   how much you plan to invest;

•   how long you plan to hold your shares;

•   the fees (e.g., sales charge) and total expenses associated with each class of shares; and

•   whether you qualify for any reduction or waiver of the sales charge, if any, as discussed below in the section “Sales Charge Reductions and Waivers” and in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

The MainStay Funds, the Distributor and the Transfer Agent do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. A shareholder transacting in (or holding) Fund shares through an intermediary should carefully review the fees and expenses charged by the intermediary relating to holding and transacting in Fund shares. These fees and expenses, including commissions, may vary by intermediary and customers of certain intermediaries are eligible only for the sales charge reductions or waivers set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. As a result, a shareholder purchasing or redeeming Fund shares through an intermediary may incur higher or lower costs than a shareholder purchasing or redeeming Fund shares through another intermediary or directly with the MainStay Funds. You may be required to pay a commission or other transaction charge to your financial intermediary when buying or selling shares of a share class that has no initial sales charge, contingent deferred sales charge, or asset-based fee for sales or distribution, such as Class I or Class R6 shares. These commissions or transaction charges are not reflected in the fee and expense table or expense examples for the share classes. The Funds make available other share classes that have different fees and expenses, which are disclosed and described in this Prospectus. Please contact your financial intermediary for more information on commissions or other transaction charges applicable to the purchase or redemption of shares of the Funds.

As with any business, operating a mutual fund involves costs. There are regular operating costs, such as investment advisory fees, distribution expenses, and custodial, transfer agency, legal and accounting fees, among others. These operating costs are typically paid from the assets of a MainStay Fund, and thus, all investors in the MainStay Fund (or share class, if applicable) indirectly share such costs. The expenses for each MainStay Fund are presented in the Funds’ respective Prospectuses in the tables entitled, "Fees and Expenses of the Fund," under the heading, "Annual Fund Operating Expenses." As the fee and expense tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, such as distribution and/or service (12b-1) fees, the fees payable for transfer agency services or certain other expenses, the costs are typically allocated differently among the share classes or among groups of share classes.

In addition to the direct expenses that a MainStay Fund bears, MainStay Fund shareholders indirectly bear the expenses of the other funds in which the MainStay Fund invests ("Underlying Funds"), where applicable. The tables entitled "Fees and Expenses of the Fund" reflect a MainStay Fund's estimated indirect expenses from investing in Underlying Funds based on the allocation of the MainStay Fund's assets among the Underlying Funds (if any) during the MainStay Fund's most recent fiscal year. These expenses may be higher or lower over time depending on the actual investments of the MainStay Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

In some cases, the Total Annual Fund Operating Expenses reflected in the tables entitled "Fees and Expenses of the Fund" may differ in part from the amounts shown in the Financial Highlights section of the applicable Prospectuses, which reflect only the operating

Shareholder Guide

expenses of a MainStay Fund for its prior fiscal year and do not include the MainStay Fund's share of the fees and expenses of any Underlying Fund in which the MainStay Fund invested during its prior fiscal year.

12b-1 and Shareholder Service Fees

Most significant among the class-specific costs are:

•   Distribution and/or Service (12b-1) Fee—named after the SEC rule that permits their payment, 12b-1 fees are paid by a class of shares to compensate the Distributor for distribution and/or shareholder services such as marketing and selling MainStay Fund shares, compensating brokers and others who sell MainStay Fund shares, advertising, printing and mailing of prospectuses and responding to shareholder inquiries.

•   Shareholder Service Fee—this fee covers certain services provided to retirement plans investing in Class R1, Class R2 and Class R3 shares that are not included under a 12b-1 plan for such class (if any), such as certain account establishment and maintenance, order processing, and communication services.

An important point to keep in mind about 12b-1 fees and shareholder service fees, which are paid out of Fund assets on an ongoing basis, is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See "Information on Fees" in this section for more information about these fees.

Sales Charges

In addition to regular operating costs, there are costs associated with an individual investor's transactions and account, such as the compensation paid to your financial adviser for helping you with your investment decisions. The MainStay Funds typically cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption for certain share classes. These charges and fees for each MainStay Fund are presented earlier in the tables entitled "Fees and Expenses of the Fund," under the heading, "Shareholder Fees." Such charges and fees include:

•   Initial Sales Charge—also known as a "front-end sales load," refers to a charge that is deducted from your initial investment in Investor Class, Class A and Class A2 shares that is used to compensate the Distributor and/or your financial adviser for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the initial amount invested in MainStay Fund shares.

•   Contingent Deferred Sales Charge—also known as a "CDSC" or "back-end sales load," refers to a charge that is deducted from the proceeds when you redeem MainStay Fund shares (that is, sell shares back to the MainStay Fund). The amount of CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial adviser a commission up-front. In part to compensate the Distributor for this expense, you will pay a higher ongoing 12b-1 fee over time for Class B, Class C or Class C2 shares. Subsequently, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail later in this Shareholder Guide in the section “Information on Sales Charges.” Certain intermediaries impose different sales charges and make only specified waivers from sales charges available to their customers. These variations are described in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. The following table provides a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

	Class A1	Class A2	Investor Class[1]	Class B 2	Class C1	Class C2	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Initial sales charge	Yes	Yes	Yes	None	None	None	None	None	None	None	None	None
Contingent deferred sales charge	None[3]	None[3]	None[3]	Sliding scale during the first six years after purchase[4]	1% on sale of shares held for one year or less[5]	1% on sale of shares held for one year or less	None	None	None	None	None	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%	0.75%[6] distribution and 0.25% service (1.00% total)[7]	0.75%[6] distribution and 0.25% service (1.00% total) [7]	0.40% distribution and 0.25% service (0.65% total)	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)	None	0.25% distribution and 0.25% service (0.50% total)
Shareholder service fee	None	None	None	None	None	None	None	0.10%	0.10%	0.10%	None	None
Conversion feature	Yes[8]	No	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]
Purchase maximum[9]	None	None	None	N/A	$1,000,000[10]	$250,000	None	None	None	None	None	None

1. Class A, Investor Class and Class C shares of the MainStay Money Market Fund are sold with no initial sales charge or CDSC and have no 12b-1 fees.

2. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Shareholder Guide

3. No initial sales charge applies on investments of $1 million or more ($250,000 or more with respect to MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund and MainStay Short Term Bond Fund). However, for purchases of Class A and Investor Class shares of each Fund (except MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund), a CDSC of 1.00% (0.50% for MainStay ETF Asset Allocation Funds) may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A, Class A2 and Investor Class shares of MainStay MacKay Short Term Municipal Fund and Class A and Investor Class shares of MainStay Short Term Bond Fund, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

4. The CDSC period for MainStay Floating Rate Fund is a sliding scale during the first four years after purchase.

5. 18 months or less with respect to MainStay MacKay Short Duration High Yield Fund.

6. 0.25% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund.

7. 0.50% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund.

8. See the sections discussing Share Class Considerations and the section entitled "Buying, Selling, Converting and Exchanging Fund Shares—Conversions Between Share Classes" for more information on the voluntary and/or automatic conversions that apply to each share class.

9. Does not apply to purchases by certain retirement plans.

10. $250,000 for MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay U.S. Infrastructure Bond Fund.

The discussions in this Shareholder Guide are not intended to be investment advice or a recommendation because each investor's financial situation and considerations are different. Additionally, certain MainStay Funds have sales charge and expense structures that may alter your analysis as to which share class is most appropriate for your needs. This analysis can best be made by discussing your situation and the factors mentioned above with your financial adviser. Generally, however, Investor Class, Class A or Class A2 shares are more economical than Class C or Class C2 shares if you intend to invest larger amounts and hold your shares long-term (more than six years, for most MainStay Funds). Class C or Class C2 shares may be more economical than Investor Class, Class A or Class A2 shares if you intend to hold your shares for a shorter term. Class I and Class R6 shares are the most economical, regardless of amount invested or intended holding period. Class I shares are generally available only to certain institutional investors or through certain financial intermediary accounts or retirement plans. Class R6 shares are generally available only to certain retirement plans invested in a MainStay Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the MainStay Fund). Class R1, Class R2 and Class R3 shares are available only to certain employer-sponsored retirement plans. SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts.

If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly in the MainStay Funds by submitting an application. Please see the section entitled “How to Open Your Account” in this Shareholder Guide and the SAI for details.

Investor Class Share Considerations

•   Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined Fund-by-Fund on a quarterly basis. If, at that time, the value of your Investor Class shares in any one MainStay Fund equals or exceeds $15,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of that MainStay Fund will be automatically converted into Class A shares. Eligible Investor Class shares may also convert upon request. Please note that, in most cases, you may not aggregate your holdings of Investor Class shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) to qualify for this conversion feature. Certain holders of Investor Class shares are not subject to this automatic conversion feature. For more information, please see the SAI.

•   Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature at any time. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

•   When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge varies based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers").

Shareholder Guide

•   Since some of your investment goes to pay an upfront sales charge when you purchase Investor Class shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C or Class C2 shares and the dividends payable on Class C or Class C2 shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with each such class. Likewise, the NAV of the Class C or Class C2 shares generally will be reduced by such class-specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C or Class C2 shares will be lower than that of Investor Class shares. As a result, you are usually better off purchasing Investor Class shares rather than Class C or Class C2 shares and paying an up-front sales charge if you:

—   plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C or Class C2 shares may eventually exceed the cost of the up-front sales charge; or

—   qualify for a reduced or waived sales charge.

Class A and Class A2 Share Considerations

•   Generally, Class A and Class A2 shares have a minimum initial investment amount of $15,000 per MainStay Fund, however Class A shares of the MainStay ETF Asset Allocation Funds have a minimum initial investment amount of $2,500.

•   When you invest in Class A or Class A2 shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers").

•   Since some of your investment goes to pay an up-front sales charge when you purchase Class A or Class A2 shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C or Class C2 shares and the dividends payable on Class C or Class C2 shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with such class. Likewise, the NAV of the Class C or Class C2 shares generally will be reduced by such class-specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C or Class C2 shares will be lower than that of Class A or Class A2 shares. As a result, you are usually better off purchasing Class A or Class A2 shares rather than Class C or Class C2 shares and paying an up-front sales charge if you:

—   plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C or Class C2 shares may eventually exceed the cost of the up-front sales charge; or

—   qualify for a reduced or waived sales charge.

Class B Share Considerations

•   Effective February 28, 2017, Class B shares of the MainStay Funds were closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other MainStay Funds as permitted by the applicable exchange privileges. Class B shareholders will continue to be subject to any applicable contingent deferred sales charge at the time of redemption. All other features of Class B shares, including but not limited to the fees and expenses applicable to Class B shares, will remain unchanged. Unless redeemed, Class B Shares shareholders will remain in Class B shares of their respective Fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.

•   When Class B shares were offered, no initial sales charge was incurred upon investment in Class B shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

•   You should consult with your financial adviser to assess your Class B share investments in light of your particular circumstances.

•   In most circumstances, you will pay a CDSC if you sell Class B shares within six years (four years with respect to MainStay Floating Rate Fund) of buying them (see "Information on Sales Charges"). Exchanging Class B shares into the MainStay Money Market Fund may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information. There are exceptions, which are described in the SAI.

•   Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.

•   When you sell Class B shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•   Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years (four years with respect to MainStay Floating Rate Fund) after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets (or from 0.50% to 0.25% with

Shareholder Guide

respect to MainStay MacKay Tax Free Bond Fund). Conversion features do not apply to Class B shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class B shares into the MainStay Money Market Fund may impact your eligibility to convert at the end of the calendar quarter, eight years (four years with respect to MainStay Floating Rate Fund) after the date they were purchased. Please see “Exchanging Shares Among MainStay Funds” for more information.

•   Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

Class C and Class C2 Share Considerations

•   You pay no initial sales charge on an investment in Class C or Class C2 shares. However, for certain Funds, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment than for each other share class.

•   In most circumstances, you will pay a 1.00% CDSC if you redeem shares held for one year or less (18 months with respect to MainStay MacKay Short Duration High Yield Fund). Exchanging Class C or Class C2 shares may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information.

•   When you sell Class C or Class C2 shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•   Class C and, with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund, Class C2 shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets for Class C shares (or from 0.50% to 0.25% for Class C shares and from 0.65% to 0.25% for Class C2 shares with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund). Conversion features do not apply to Class C shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class C or Class C2 shares into the MainStay Money Market Fund and/or holding Class C or Class C2 shares through a financial intermediary in an omnibus account may impact your eligibility to convert at the end of the calendar quarter, eight years after the date they were purchased. Please see “Conversions Between Share Classes” for more information.

•   Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time.

•   The MainStay Funds will generally not accept a purchase order for Class C or Class C2 shares in the amount of $1,000,000 or more ($250,000 or more with respect to the MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay U.S. Infrastructure Bond Fund).

•   Please note that Class C2 shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Class I Share Considerations

•   You pay no initial sales charge or CDSC on an investment in Class I shares.

•   You do not pay any ongoing distribution and/or service (12b-1) fees.

•   You may buy Class I shares if you are an:

—   Institutional Investor

▪   Certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through the Distributor or its affiliates;

▪   Certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;

▪   Clients transacting through financial intermediaries that purchase Class I shares through: (i) fee-based accounts that charge such clients an ongoing fee for advisory, investment, consulting or similar services; (ii) a no-load network or platform that

Shareholder Guide

has entered into an agreement with the Distributor or its affiliates to offer Class I shares through a no-load network or platform; or (iii) brokerage accounts held at a broker that charges such clients transaction fees.

—   Individual Investor who is initially investing at least $1 million in any single MainStay Fund: (i) directly with the MainStay Fund; or (ii) through certain private banks and trust companies that have an agreement with the Distributor or its affiliates.

—   Existing Class I Shareholder; or

—   Existing or retired MainStay Funds Trustee, current Portfolio Manager of a MainStay Fund or an employee of a Subadvisor.

•   The MainStay asset allocation funds may invest in Class I shares, if Class R6 shares for a Fund are unavailable.

Class R1, Class R2, Class R3, Class R6 and SIMPLE Class Share Considerations

•   You pay no initial sales charge or CDSC on an investment in Class R1, Class R2, Class R3, Class R6 or SIMPLE Class shares.

•   You pay ongoing shareholder service fees for Class R1, Class R2 and Class R3 shares. You also pay ongoing distribution and/or service (12b-1) fees for Class R2, and Class R3 shares.

•   You do not pay ongoing shareholder service fees or ongoing distribution and/or service fees (12b-1) fees for Class R6 shares.

•   You pay ongoing distribution and/or service fees (12b-1) fees but do not pay ongoing shareholder service fees for SIMPLE Class shares

•   Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with the Distributor, including:

—   Section 401(a) and 457 plans;

—   Certain Section 403(b)(7) plans;

—   Section 401(k), profit sharing, money purchase pension, Keogh and defined benefit plans; and

—   Non-qualified deferred compensation plans.

•   Generally, Class R6 shares are only available to certain employer-sponsored retirement plans held with a Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund) that have a service arrangement with the Distributor or its affiliate, such as Section 401(k), profit sharing, money purchase pension and defined benefit plans. However, the Fund reserves the right in its sole discretion to waive this eligibility requirement.

•   SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts.

•   SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time.

•   The MainStay asset allocation funds may invest in Class R6 shares, if available.

INVESTMENT MINIMUMS AND ELIGIBILITY REQUIREMENTS

The following minimums apply if you are investing in a MainStay Fund. A minimum initial investment amount may be waived for purchases by the Trustees and directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion. Please see the SAI for additional information.

Investor Class Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund and MainStay WMC Growth Fund:

•   $1,000 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•   if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund and MainStay WMC Growth Fund:

•   $2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

Shareholder Guide

•   if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class A Shares

All MainStay Funds except MainStay ETF Asset Allocation Funds and MainStay Money Market Fund:

•   $15,000 minimum initial investment with no minimum for subsequent purchases of any of these MainStay Funds.

MainStay ETF Asset Allocation Funds:

•   $2,500 minimum for initial and no minimum for subsequent purchases of any of these MainStay Funds, or

•   if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

MainStay Money Market Fund:

•   There are no minimums for initial and subsequent purchases if all of your other accounts contain Class A shares only.

•   Please note that if at any time you hold any class of shares other than Class A shares, your holdings in the MainStay Money Market Fund will immediately become subject to the applicable investment minimums, subsequent purchase minimums and subsequent conversion features for Class A shares.

Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation's Fund/SERV network (Levels 1-3 only); certain retirement plan accounts, including investment-only plan accounts; directors and employees of New York Life and its affiliates; investors who obtained their Class A shares through certain reorganizations (including holders of Class P shares of any of the predecessor funds to the MainStay Epoch Funds as of November 16, 2009); and subsidiaries and employees of the Subadvisors are not subject to the minimum investment requirement for Class A shares, however MainStay Funds reserves the right to impose other minimum initial investment amounts on these accounts. See the SAI for additional information.

Class A2 Shares

MainStay MacKay Short Term Municipal Fund:

•   $15,000 minimum for initial and no minimum for subsequent purchases.

Class C Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund and MainStay WMC Growth Fund:

•   $1,000 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•   if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund and MainStay WMC Growth Fund:

•   $2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•   if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Investors who obtained their Class C shares through certain reorganizations are not subject to the minimum investment requirements for Class C shares. See the SAI for additional information.

Class C2 Shares

MainStay MacKay Tax Free Bond Fund:

•   $1,000 minimum for initial and $50 minimum for subsequent purchases, or

•   if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

MainStay MacKay California Tax Free Opportunities Fund and MainStay MacKay New York Tax Free Opportunities Fund:

•   $2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•   if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class I Shares

•   Individual Investors—$1 million minimum for initial purchases of any single MainStay Fund and no minimum for subsequent purchases of any other MainStay Fund; and

Shareholder Guide

•   Institutional Investors, the MainStay Funds' existing and retired Trustees, current Portfolio Managers of the MainStay Funds and employees of Subadvisors—no minimums for initial and subsequent purchases of any MainStay Fund.

Please note that Class I shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Investors who obtained their Class I shares through certain reorganizations are not subject to the minimum investment requirements for Class I shares. See the SAI for additional information.

Class R1, Class R2, Class R3 and Class R6 Shares

If you are eligible to invest in Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds, there are no minimums for initial and subsequent purchases.

SIMPLE Class Shares

All MainStay Funds except MainStay Money Market Fund, MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds:

•   $1,000 minimum for initial and no minimum for subsequent purchases of any of these MainStay Funds.

MainStay Money Market Fund, MainStay Asset Allocation Fund and MainStay ETF Asset Allocation Funds:

•   There are no minimums for initial and subsequent purchases of any of these MainStay Funds.

INFORMATION ON SALES CHARGES

The MainStay Funds make available (free of charge) information regarding sales charges at newyorklifeinvestments.com/salescharges.

Investor Class, Class A and Class A2 Shares

The initial sales charge you pay when you buy Investor Class, Class A or Class A2 shares differs depending upon the MainStay Fund you choose and the amount you invest, as indicated in the following tables. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under "Sales Charge Reductions and Waivers" or for shares purchased or accounts held through particular financial intermediaries as set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or paid to your financial intermediary firm as a concession. Investor Class shares and Class A shares of MainStay Money Market Fund are not subject to a sales charge.

MainStay Candriam Emerging Markets Equity Fund, MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay MacKay Convertible Fund, MainStay MacKay International Equity Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC International Research Equity Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	5.50%	5.82%	4.75%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.   No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Shareholder Guide

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	5.00%	5.26%	4.25%
$50,000 to $99,999	4.00%	4.17%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.50%
$250,000 to $499,999	2.00%	2.04%	1.50%
$500,000 to $999,999	1.50%	1.52%	1.25%
$1,000,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.   No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay MacKay S&P 500 Index Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	1.50%	1.52%	1.25%
$50,000 to $99,999	1.25%	1.27%	1.00%
$100,000 to $249,999	1.00%	1.01%	0.75%
$250,000 to $499,999	0.75%	0.76%	0.50%
$500,000 to $999,999	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	1.00%	1.01%	0.75%
$50,000 to $99,999	0.75%	0.76%	0.50%
$100,000 to $249,999	0.50%	0.50%	0.35%
$250,000 to $499,999	0.25%	0.25%	0.25%
$500,000 to $999,999	0.15%	0.15%	0.15%
$1,000,000 or more	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Shareholder Guide

MainStay Candriam Emerging Markets Debt Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Strategic Bond Fund and MainStay MacKay Total Return Bond Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1.   The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.00%	4.17%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.50%
$250,000 to $499,999	2.00%	2.04%	1.50%
$500,000 to $999,999	1.50%	1.52%	1.25%
$1,000,000 or more[2]	None	None	None

1.   The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay Balanced Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Floating Rate Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Income Builder Fund, MainStay MacKay Short Duration High Yield Fund, MainStay Moderate Allocation Fund and MainStay Moderate ETF Allocation Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 or more[2]	None	None	None

1.   The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% (0.50% for each MainStay ETF Asset Allocation Fund) may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Shareholder Guide

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	2.50%	2.56%	2.25%
$100,000 to $249,999	1.50%	1.52%	1.25%
$250,000 or more[2]	None	None	None

1.   The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% (0.50% for each MainStay ETF Asset Allocation Fund) may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay U.S. Infrastructure Bond Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.00%	4.17%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.50%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay Short Term Bond Fund and MainStay MacKay Short Term Municipal Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	1.00%	1.01%	1.00%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Shareholder Guide

Class A2 Shares (MainStay MacKay Short Term Municipal Fund only)

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	2.00%	2.04%	1.75%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	0.50%	0.50%	0.50%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Sales charges that are specific to customers of a specific intermediary are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

Class B Shares

Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Class B shares were sold without an initial sales charge. However, if Class B shares are redeemed within six years (four years with respect to MainStay Floating Rate Fund) of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described below. Additionally, for certain Funds, Class B shares have higher ongoing distribution and/or service (12b-1) fees than for other share classes and, over time, these fees may cost you more than paying an initial sales charge. The Class B share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. Class B shares of MainStay Money Market Fund are not subject to a sales charge. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

All MainStay Funds which offer Class B Shares (except MainStay Floating Rate Fund)

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	5.00%
Second year	4.00%
Third year	3.00%
Fourth year	2.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	None

Shareholder Guide

MainStay Floating Rate Fund

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	3.00%
Second year	2.00%
Third year	2.00%
Fourth year	1.00%
Thereafter	None

Class C Shares

Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase (18 months with respect to MainStay MacKay Short Duration High Yield Fund), a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class C shares have higher ongoing distribution and/or service (12b-1) fees than other share classes (except Class B and, with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund, Class C2 shares) and, over time, these fees may cost you more than paying an initial sales charge. The Class C share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares. Class C shares of MainStay Money Market Fund are not subject to a sales charge.

Class C2 Shares

Class C2 shares are sold without an initial sales charge. However, if Class C2 shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, for certain Funds, Class C2 shares have higher ongoing distribution and/or service (12b-1) fees than other share classes and, over time, these fees may cost you more than paying an initial sales charge. The Class C2 share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C2 shares.

Computing Contingent Deferred Sales Charge on Class B, Class C and Class C2 Shares

Subject to certain exceptions, a CDSC will be imposed on redemptions of Class B, Class C or Class C2 shares of a MainStay Fund, at the rates previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class B, Class C or Class C2 share account to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (four years with respect to MainStay Floating Rate Fund) or Class C or Class C2 shares during the preceding year (18 months with respect to MainStay MacKay Short Duration High Yield Fund). The CDSC is calculated based on the lesser of the offering price or the market value of the shares being sold. The MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

For example, no CDSC will be imposed to the extent that the NAV of the Class B, Class C or Class C2 shares redeemed does not exceed:

•   the current aggregate NAV of Class B, Class C or Class C2 shares of the MainStay Fund purchased more than six years (four years with respect to MainStay Floating Rate Fund) prior to the redemption for Class B shares or more than one year (18 months with respect to MainStay MacKay Short Duration High Yield Fund) prior to the redemption for Class C or Class C2 shares; plus

•   the current aggregate NAV of Class B, Class C or Class C2 shares of the MainStay Fund purchased through reinvestment of dividends or capital gain distributions; plus

•   increases in the NAV of the investor's Class B, Class C or Class C2 shares of the MainStay Fund above the total amount of payments for the purchase of Class B, Class C or Class C2 shares of the MainStay Fund made during the preceding six years (four years with respect to MainStay Floating Rate Fund) for Class B shares or one year (18 months with respect to MainStay MacKay Short Duration High Yield Fund) for Class C or Class C2 shares.

There are exceptions, which are described below.

Further information regarding sales charges is available in the SAI.

SALES CHARGE REDUCTIONS AND WAIVERS

The MainStay Funds make available (free of charge) information regarding sales charge reductions and waivers on our website at newyorklifeinvestments.com/salescharges.

Reducing the Initial Sales Charge on Investor Class, Class A and Class A2 Shares

You may be eligible to buy Investor Class, Class A and Class A2 shares of the MainStay Funds at one of the reduced sales charge rates shown in the tables above through a Right of Accumulation or a Letter of Intent, as briefly described below. You may also be eligible for a

Shareholder Guide

waiver of the initial sales charge as set forth below or in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Each MainStay Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class shares.

•   Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge as shown in the tables above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class A2, Class B, Class C, Class C2 or SIMPLE Class shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Money Market Fund, investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Investor Class or Class A shares and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information please see the SAI.

•   Letter of Intent

Whereas the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement of your intention to purchase Investor Class, Class A, Class A2, Class C, Class C2 or SIMPLE Class shares of one or more MainStay Funds (excluding investments of non-commissioned shares in the MainStay Money Market Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class, Class A or Class A2 shares of the MainStay Funds purchased during that period. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares purchased. A certain portion of your shares will be held in escrow by the Transfer Agent for this purpose. For more information please see the SAI.

•   Your Responsibility

To receive the reduced sales charge, you must inform the Transfer Agent of your eligibility and holdings at the time of your purchase if you are buying shares directly from the MainStay Funds. If you are buying MainStay Fund shares through a financial intermediary firm, you must tell your financial adviser of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Transfer Agent or your financial adviser a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your children under age 21, as described above. The Transfer Agent or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Investor Class, Class A or Class A2 sales charge rate you may qualify for on your current purchase. If you do not inform the Transfer Agent or your financial adviser of all of your MainStay Fund holdings or planned MainStay Fund purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive the discount to which you are otherwise entitled.

"Spouse," with respect to a Right of Accumulation and Letter of Intent, is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Purchases at Net Asset Value

A Fund's Class A or Class A2 shares may be purchased at NAV, without payment of any sales charge, by its current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through "wrap fee" or other programs sponsored by a financial intermediary firm; employees (and immediate family members) of the Subadvisors; any employee or registered representative of a financial intermediary firm (and immediate family members) and any employee of DST Asset Manager Solutions, Inc. that is assigned to the Fund. Individuals and other types of accounts may purchase Class A2 shares at NAV, without payment of any sales charge, if exchanged for Class A shares of the same fund through a financial intermediary's share class conversion program. Class A shares, Class

Shareholder Guide

A2 shares or Investor Class shares may be purchased without an initial sales load by qualified tuition programs operating under Section 529 of the Internal Revenue Code.

There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

Class A shares of the MainStay Funds also may be purchased at NAV, without payment of any sales charge, by shareholders:

(i) who owned Service Class shares of a series of Eclipse Trust (the predecessor trust for certain Funds) or certain series of MainStay Funds Trust, as of December 31, 2003, and who are invested directly with and have maintained their account with the Fund; and

(ii) who owned Class P shares of certain Epoch Funds as of the closing date of their reorganization and who are invested directly with and have maintained their account with the Funds.

Purchases Through Financial Intermediaries

The MainStay Funds have authorized financial intermediary firms (such as a broker/dealers, financial advisers or financial institutions), and other intermediaries that the firms may designate, to accept orders. When an authorized firm or its designee has received your order, together with the purchase price of the shares, it is considered received by the MainStay Funds and will be priced at the next computed NAV. Financial intermediary firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts, share class eligibility and exchange privileges.

Please read your financial intermediary firm’s program materials for any special provisions or additional service features that may apply to investing in the MainStay Funds through the firm.

The availability of initial sales charge waivers (and discounts) may depend on the particular financial intermediary or type of account through which you purchase MainStay Fund shares. The MainStay Funds’ initial sales charge waivers disclosed in this Prospectus and the SAI are available through financial intermediaries. The initial sales charge waivers available only to customers of certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. For these customers, the sales charge waivers offered by the MainStay Funds may not be available for transactions through the intermediary. Please contact your financial intermediary regarding the availability of applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

Contingent Deferred Sales Charge on Certain Investor Class, Class A and Class A2 Share Redemptions

For purchases of Class A and Investor Class shares of each MainStay Fund (except MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund), a CDSC of 1.00% may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A, Class A2 and Investor Class shares of MainStay MacKay Short Term Municipal Fund and Class A and Investor Class shares of MainStay Short Term Bond Fund, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Waivers of Contingent Deferred Sales Charges

A CDSC may not be imposed on redemptions of Class A, Class A2 and Investor Class shares purchased at NAV through financial intermediaries or by persons that are affiliated with New York Life or its affiliates. Any applicable CDSC on Class A, Class A2 and Investor Class shares may be waived for redemptions made through a financial intermediary firm that has waived its finder’s fee or other similar compensation.

In addition, the CDSC on subject Class A, Class A2, Investor Class, Class B, Class C or Class C2 shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, Qualified Domestic Relations Orders ("QDROs") and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions (based on MainStay holdings only) for IRA and 403(b)(7) TSA participants in the year following the year in which such participant attains age 72. However, different rules relating to mandatory distributions apply to individuals who attained age 70 1/2 before 2020; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code for accounts held directly with a MainStay Fund; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year (18 months with respect to Class A, Investor Class and Class C shares of the MainStay MacKay Short Duration High Yield Fund) following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan for accounts held directly with the Fund used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic systematic withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class A, Class A2, Investor Class, Class B,

Shareholder Guide

Class C or Class C2 shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; and (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates.

The availability of contingent deferred sales charge waivers may depend on the particular financial intermediary or type of account through which you purchase or hold MainStay Fund shares. The MainStay Funds’ contingent deferred sales charge waivers disclosed in this Prospectus and the SAI are available for direct accounts and through financial intermediaries. The contingent deferred sales charge waivers available through certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. Please contact your financial intermediary regarding applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

For information about these considerations, call your financial adviser or the Transfer Agent toll free at 800-624-6782; see our website at newyorklifeinvestments.com/salescharges; and read the information under "Reduced Sales Charges on Class A, Class A2 and Investor Class Shares—Contingent Deferred Sales Charge, Class A, Class A2 and Investor Class Shares" in the SAI.

INFORMATION ON FEES

Rule 12b-1 Plans

Each MainStay Fund (except the MainStay Money Market Fund) has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for certain classes of shares pursuant to which distribution and/or service (12b-1) fees are paid to the Distributor. Rule 12b-1 fees are calculated and accrued daily and paid monthly. The Investor Class, Class A, Class A2 and Class R2 12b-1 plans provide for payment for distribution and/or service activities of up to 0.25% of the average daily net assets of the respective class. The Class B and Class C 12b-1 plans each provide for payment of 0.75% for distribution (0.25% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund) and 0.25% for service activities for a total 12b-1 fee of up to 1.00% of the average daily net assets of Class B and Class C shares, respectively (0.50% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund). The Class C2 12b-1 plan provides for payment of 0.40% for distribution and 0.25% for service activities for a total 12b-1 fee of up to 0.65% of the average daily net assets of Class C2 shares. The Class R3 and SIMPLE Class 12b-1 plans each provide for payment of 0.25% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 0.50% of the average daily net assets of Class R3 and SIMPLE Class shares, respectively. The distribution activities paid for by this distribution fee are those activities that are primarily intended to result in the sale of MainStay Fund shares. The service activities paid for by this service fee are personal shareholder services and maintenance of shareholder accounts. With respect to Class R2 and Class R3 shares, the portion of the 12b-1 fee dedicated to service activities is in addition to the 0.10% of annual net assets paid under the Class R2 and Class R3 Shareholder Services Plans, as discussed in the section entitled "Shareholder Services Plans." The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because 12b-1 fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges.

Shareholder Services Plans

Each MainStay Fund that offers Class R1, Class R2 or Class R3 shares has adopted a Shareholder Services Plan with respect to those classes. Under the terms of the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares pay New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1, Class R2 or Class R3 shares, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R1, Class R2 or Class R3 shares of such MainStay Fund.

Pursuant to the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges. With respect to the Class R2 and R3 shares, these services and fees are in addition to those services and fees that may be provided under the Class R2 or Class R3 12b-1 plan.

Small Account Fee

Several of the MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts increase the transfer agency expenses borne by the Funds. In an effort to reduce total transfer agency expenses, the MainStay Funds (except the MainStay ETF Asset Allocation Funds) have implemented a small account fee. Each shareholder with an account balance of less than $1,000 ($5,000 for Class A share accounts) will be charged an annual per account fee of $20 (assessed semi-annually, as discussed below). The fee may be deducted directly from your account balance. This small account fee will not apply to certain types of accounts including:

Shareholder Guide

•   accounts held by employees of New York Life and its subsidiaries and their employees, officers, directors or agents or former employees (and immediate family members);

•   Class B share, Class I share, Class R1 share, Class R2 share, Class R3 share and Class R6 share accounts, retirement plan services bundled accounts and investment-only retirement accounts;

•   accounts with active AutoInvest plans where the MainStay Funds deduct funds directly from the client's checking or savings account;

•   New York Life Investments SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;

•   certain 403(b)(7) accounts;

•   accounts serviced by unaffiliated financial intermediary firms or third-party administrators (other than New York Life Investments SIMPLE IRA Plan Accounts); and

•   certain Investor Class accounts where the small account balance is due solely to the conversion from Class B, Class C or Class C2 shares.

This small account fee will be deducted in $10 increments on or about March 1st and September 1st of each year. For accounts with balances of less than $10, the remaining balance will be deducted and the account will be closed. The MainStay Funds may, from time to time, consider and implement additional measures to increase the average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Funds by calling toll-free 800-624-6782 for more information.

COMPENSATION TO FINANCIAL INTERMEDIARY FIRMS

Financial intermediary firms and their associated financial advisers are paid in different ways for the services they provide to the MainStay Funds and shareholders. Such compensation may vary depending upon the financial intermediary firm, the MainStay Fund sold, the amount invested, the share class sold, the amount of time that shares are held and/or the services provided by the particular financial intermediary firm.

The Distributor will pay sales concessions to financial intermediary firms, as described in the tables under “Information on Sales Charges” above, on the purchase price of Investor Class, Class A or Class A2 shares sold subject to a sales charge. The Distributor retains the difference, if any, between the sales charge that you pay and the portion that it pays to financial intermediary firms as a sales concession. The Distributor and/or an affiliate, from its/their own resources, also may pay a finder’s fee or other compensation up to 1.00% of the purchase price of Investor Class, Class A or Class A2 shares, sold at NAV, to financial intermediary firms at the time of sale. The Distributor may pay a sales concession of up to 1.00% on purchases of Class C or Class C2 shares to financial intermediary firms at the time of sale.

For share classes that have adopted a 12b-1 plan, the Distributor will also pay, pursuant to the 12b-1 plan, distribution-related and other service fees to qualified financial intermediary firms for providing certain services.

In addition to the payments described above, the Distributor and/or an affiliate will pay from its/their own resources additional fees to certain financial intermediary firms, including an affiliated broker/dealer, in connection with the sale of any class of MainStay Fund shares (other than Class R6) and/or shareholder or account servicing arrangements. The amount paid to financial intermediary firms pursuant to these sales and/or servicing fee arrangements varies and may involve payments of up to 0.25% on new sales and/or up to 0.35% annually on assets held or fixed dollar amounts according to the terms of the agreement between the Distributor and/or its affiliate and the financial intermediary. The Distributor or an affiliate may make these payments based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary and the quality of the overall relationship with the financial intermediary. Such payments may qualify a MainStay Fund for preferred status with the financial intermediary receiving the payments or provide the representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over the mutual funds and/or representatives of the Funds’ competitors.

The Distributor, from its own resources or from those of an affiliate, also may reimburse financial intermediary firms in connection with their marketing activities supporting the MainStay Funds. To the extent permitted under applicable SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisers and may make other payments or allow other promotional incentives or payments to financial intermediaries.

Wholesaler representatives of the Distributor communicate with financial intermediary firms on a regular basis to educate their financial advisers about the MainStay Funds and to encourage the advisers to recommend the purchase of MainStay Fund shares to their clients. The Distributor, from its own resources or from those of an affiliate, may absorb the costs and expenses associated with the marketing

Shareholder Guide

efforts of these firms and financial advisers, which may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law and FINRA rules. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the MainStay Funds, which may vary based on the MainStay Funds being promoted and/or which financial intermediary firms and/or financial advisers are involved in selling MainStay Fund shares or are listed on MainStay Fund accounts.

To the extent that financial intermediaries receiving payments from the Distributor or an affiliate sell more shares of the MainStay Funds or retain more shares of the MainStay Funds for their clients’ accounts, New York Life Investments and its affiliates benefit from the incremental management and other fees they receive with respect to those assets.

In addition to the payments described above, NYLIM Service Company or an affiliate may make payments to financial intermediary firms that provide sub-transfer agency and other administrative services in addition to supporting distribution of the MainStay Funds. NYLIM Service Company uses a portion of the transfer agent fees it receives from the MainStay Funds to make these sub-transfer agency and other administrative payments. To the extent that the fee amounts payable by NYLIM Service Company or an affiliate for such sub-transfer agency and other administrative services exceed the corresponding transfer agent fees that the MainStay Funds pay to NYLIM Service Company, then NYLIM Service Company or an affiliate will pay the difference from its own resources. In connection with these arrangements, NYLIM Service Company may retain a portion of the fees for the sub-transfer agency oversight, support and administrative services it provides.

For Class R6 shares, no compensation, administrative payments, sub-transfer agency payments or service payments are paid to financial intermediary firms from MainStay Fund assets or the Distributor’s or an affiliate’s resources. Class R6 shares do not provide for the payment of sales charges, Rule 12b-1 fees, or other compensation to financial intermediaries for their efforts in assisting in the sale of, or in selling the MainStay Fund’s shares.

Although financial firms that sell MainStay Fund shares may execute brokerage transactions for a MainStay Fund’s portfolio, the MainStay Funds, New York Life Investments and the Subadvisors do not consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect portfolio transactions for the MainStay Funds.

The types and amounts of payments described above can be significant to the financial intermediary. Payments made from the Distributor’s or an affiliate’s resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisers may have financial incentives and be subject to conflicts of interest for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of MainStay Fund shares. Payments made from the Distributor’s or an affiliate’s own resources are not reflected in tables in the “Fees and Expenses of the Fund” section of the Prospectus because the payments are not made by the MainStay Funds.

For more information regarding the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial adviser. You should also review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial adviser.

BUYING, SELLING, CONVERTING AND EXCHANGING MAINSTAY FUND SHARES
HOW TO OPEN YOUR ACCOUNT

Investor Class, Class A or Class C Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial adviser or directly to MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-9000. Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same MainStay Fund provided Investor Class shares are available through your intermediary if you are not purchasing shares directly from the MainStay Funds. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares we will treat your application as being in good order, but will invest you in Class A shares of the same MainStay Fund.

Good order means all the necessary information, signatures and documentation have been fully completed. With respect to a redemption request, good order generally means that a letter must be signed by the record owner(s) exactly as the shares are registered, and a Medallion Signature Guarantee may be required. See “Medallion Signature Guarantees” below. In cases where a redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to NYLIM Service Company must be submitted before the redemption request will be processed.

Shareholder Guide

Class A2 Shares

Class A2 shares are available only through certain financial intermediary firms. The financial intermediary firm will assist you with opening an account.

Class I, Class R1, Class R2, Class R3, Class R6 and SIMPLE Class Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan, Keogh or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, Class R1, Class R2, Class R3, Class R6 or SIMPLE Class shares of the MainStay Funds.

If you are investing through a financial intermediary firm, the financial intermediary firm will assist you with opening an account.

Class C2 Shares

Class C2 shares are available only through certain financial intermediary firms. The financial intermediary firm will assist you with opening an account.

All Classes

You buy shares at NAV (plus, for Investor Class, Class A and Class A2 shares, any applicable front-end sales charge). NAV is generally calculated by each MainStay Fund as of the Fund’s close (usually 4:00 pm Eastern time) on the Exchange every day the Exchange is open. The MainStay Funds do not usually calculate their NAVs on days when the Exchange is scheduled to be closed. When you buy shares, you must pay the NAV next calculated after we receive your purchase request in good order. Alternatively, the MainStay Funds have arrangements with certain financial intermediary firms whereby purchase requests through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a MainStay Fund's NAV next computed after receipt in good order of the purchase request by these entities. Such financial intermediary firms are responsible for timely and accurately transmitting the purchase request to the MainStay Funds.

If the Exchange is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the Exchange has an unscheduled early closing on a day it has opened for business, each MainStay Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as New York Life Investments believes there generally remains an adequate market to obtain reliable and accurate market quotations. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, each MainStay Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate a Fund’s NAV as of, such earlier closing time.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account. Please note that your bank may charge a fee for wire transfers.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Funds, or your financial adviser on their behalf, must obtain the following information for each person who opens a new account:

•   Name;

•   Date of birth (for individuals);

•   Residential or business street address (although post office boxes are still permitted for mailing); and

•   Social security number or taxpayer identification number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Certain information regarding beneficial ownership will be verified, including information about the identity of beneficial owners of such entities.

Federal law prohibits the MainStay Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the MainStay Funds may restrict your ability to purchase additional shares until your identity is verified, and, for legal entities, the identities of beneficial owners are verified. The MainStay Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, and the MainStay Funds, New York Life Investments and its affiliates and the Board will not be responsible for any loss in your account or tax liability resulting therefrom.

Shareholder Guide

CONVERSIONS BETWEEN SHARE CLASSES

In addition to any automatic conversion features described above in this Shareholder Guide with respect to Investor Class, Class B, Class C, Class C2 and SIMPLE Class shares, you generally may also elect on a voluntary basis to convert, for example:

•   Investor Class shares into Class A shares, or Investor Class shares that are no longer subject to a CDSC into Class I shares, of the same MainStay Fund, subject to satisfying the eligibility requirements of Class A or Class I shares.

•   Class A shares that are no longer subject to a CDSC into Class I shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class I shares.

•   Class C or Class C2 shares that are no longer subject to a CDSC into Class A or Class I shares of the same MainStay Fund to facilitate participation in a fee-based advisory program, subject to satisfying the eligibility requirements of Class A or Class I shares.

Also, you generally may elect on a voluntary basis to convert your Investor Class, Class A, Class C or Class C2 shares that are no longer subject to a CDSC, or Class I, Class R1, Class R2 or Class R3 shares, into Class R6 shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class R6 shares.

These limitations do not impact any automatic conversion features described elsewhere in this Shareholder Guide with respect to Investor Class, Class B, Class C, Class C2 and SIMPLE Class shares. An investor may directly or through his or her financial intermediary contact the MainStay Funds to request a voluntary conversion between share classes of the same MainStay Fund as described above. You may be required to provide sufficient information to establish eligibility to convert to the new share class. Class B shares are ineligible for a voluntary conversion. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may be converted automatically back to your original share class. Although the MainStay Funds expect that a conversion (or intra-MainStay Fund exchange) between share classes of the same MainStay Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a MainStay Fund. The MainStay Funds may change, suspend or terminate this conversion feature at any time.

Class C or Class C2 shares held through a financial intermediary in an omnibus account will be converted into Class A shares or Investor Class shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, for example, when shares are invested through retirement plans or omnibus accounts, a financial intermediary may not have transparency into how long a shareholder has held Class C or Class C2 shares for purposes of determining whether such Class C or Class C2 shares are eligible for automatic conversion into Class A shares or Investor Class shares. Thus, the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. In these circumstances, a Fund may not be able to automatically convert Class C or Class C2 shares into Class A shares or Investor Class shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or its financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C or Class C2 shares to Class A shares or Investor Class shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C or Class C2 shares. For clients of financial intermediaries, it is the financial intermediary’s responsibility (and not the Funds’) to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Following a share class conversion (or other similar shareholder transaction event, such as an intra-MainStay Fund exchange), the ongoing fees and expenses of the new share class will differ from and may be higher or lower than those of the share class that you previously held. You should carefully review information in this Prospectus relating to the new share class, including the fees, expenses and features of the new share class, or contact your financial intermediary for more information.

You should also consult your financial intermediary to learn more about the details of these types of shareholder transaction events for Fund shares held through the intermediary.

Shareholder Guide

Opening Your Account – Individual Shareholders

	How	Details
By wire:

You or your financial adviser should call us toll-free at 800-624-6782 to obtain an account number and wiring instructions. Wire the purchase amount to:

State Street Bank and Trust Company

•   ABA #011-0000-28

•   MainStay Funds (DDA #99029415)

•   Attn: Custody and Shareholder Services

Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

The wire must include:

•   name(s) of investor(s);

•   your account number; and

•   MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer. An application must be received by NYLIM Service Company within three business days.

By mail:

Return your completed MainStay Funds Application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 219003

Kansas City, MO 64121-9000

Send overnight orders to:

MainStay Funds

430 West 7th Street, Suite 219003

Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•   name(s) of investor(s); and

•   MainStay Fund name and share class.

Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please take note of the applicable minimum investment amounts for your Fund and share class.

•   The maximum ACH purchase amount is $100,000.

•   If the bank information section of your application is not completed correctly or in its entirety, we will be unable to process your initial deposit.

Shareholder Guide

Buying additional shares of the MainStay Funds – Individual Shareholders

	How	Details
By wire:	Wire the purchase amount to: State Street Bank and Trust Company • ABA #011-0000-28 • MainStay Funds (DDA #99029415) • Attn: Custody and Shareholder Services

Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

The wire must include:

•   name(s) of investor(s);

•   your account number; and

•   MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer.

By phone:	Call, or have your financial adviser call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open to make an ACH purchase.

Eligible investors can purchase shares by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•   The maximum ACH purchase amount is $100,000.

•   We must have your bank information on file.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•   name(s) of investor(s);

•   your account number; and

•   MainStay Fund name and share class.

By internet:	Visit us at newyorklifeinvestments.com/accounts

Eligible investors can purchase shares via ACH by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•   The maximum ACH purchase amount is $100,000.

•   We must have your bank information on file.

Shareholder Guide

Selling Shares – Individual Shareholders

	How	Details
By contacting your financial adviser:		• You may sell (redeem) your shares through your financial adviser or by any of the methods described below.
By phone:

To receive proceeds by check: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available.

•   Generally, after receiving your sell order by phone, we will send a check to the account owner at the owner's address of record the next business day, although it may take up to seven days to do so. Generally, we will not send checks to addresses on record for 30 days or less.

•   The maximum order we can process by phone is $100,000.

To receive proceeds by wire: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•   Generally, after receiving your sell order by phone, we will send the proceeds by bank wire to your bank account on file the next business day, although it may take up to seven days to do so. Your bank may charge you a fee to receive the wire transfer.

•   We must have your bank account information on file.

•   There is an $11 fee for wire redemptions, except no fee applies to redemptions of Class I shares.

•   Generally, the minimum wire transfer amount is $1,000.

To receive proceeds electronically by ACH: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•   Generally, after receiving your sell order by phone, we will send the proceeds by ACH transfer to your designated bank account on file the next business day, although it may take up to seven days to do so.

•   We must have your bank account information on file.

•   After we initiate the ACH transfer, proceeds may take 2-3 business days to reach your bank account.

•   The MainStay Funds do not charge fees for ACH transfers.

•   The maximum ACH transfer amount is $100,000.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Write a letter of instruction that includes:

•   your name(s) and signature(s);

•   your account number;

•   MainStay Fund name and share class; and

•   dollar amount or share amount you want to sell.

A Medallion Signature Guarantee may be required.

There is a $15 fee for Class A or Class A2 shares ($25 fee for Investor Class, Class B, Class C or Class C2 shares) for checks mailed to you via overnight service.

By internet:	Visit us at newyorklifeinvestments.com/accounts

Shareholder Guide

GENERAL POLICIES

The following are our general policies regarding the purchase and sale of MainStay Fund shares. The MainStay Funds reserve the right to change these policies at any time. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you or contact your financial intermediary for more information.

Buying Shares

•   All investments must be in U.S. dollars with funds drawn on a U.S. bank. We generally will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

•   Generally, we do not accept third-party checks, and we reserve the right to limit the number of checks processed at one time.

•   The MainStay Funds may not allow investments in accounts that do not have a correct address for the investor.

•   If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a MainStay Fund incurs as a result. Your account will also be charged a $20 fee for each returned check or canceled ACH purchase. In addition, a MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•   If you wish to defer or stop an ACH purchase, please contact the MainStay Funds at least 3 days prior to the scheduled purchase.

•   A MainStay Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.

•   The MainStay Funds do not issue share certificates at this time.

•   To buy shares by wire the same day, we generally must receive your wired money by 4:00 pm Eastern time. Your bank may charge a fee for the wire transfer.

•   To buy shares electronically via ACH, generally call before 4:00 pm Eastern time to buy shares at the current day's NAV.

Selling Shares

•   Your shares will be sold at the next NAV calculated after we receive your request in good order. Generally, we will make the payment, less any applicable CDSC, on the next business day for all forms of payment after receiving your request in good order. However, it may take up to seven days to do so.

•   If you redeem shares that were purchased by check or ACH shortly before such redemption, MainStay Funds will process your redemption but may delay sending the proceeds up to 10 days to reasonably ensure that the check or ACH payment has cleared.

•   When you sell Class B, Class C or Class C2 shares, or Investor Class, Class A or Class A2 shares, when applicable, MainStay Funds will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

•   The right to redeem shares of a Fund may be suspended and the payment of redemption proceeds may be postponed for any period beyond seven days:

—   during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

—   when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

—   as the SEC may by order permit for the protection of the shareholders of MainStay Funds; or

—   at any other time as the SEC, laws or regulations may allow.

•   In addition, in the case of the MainStay Money Market Fund, the Board may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Board also may suspend redemptions and irrevocably approve the liquidation of the MainStay Money Market Fund as permitted by applicable law.

•   Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the MainStay Funds take reasonable measures to verify the order.

•   Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.

•   We require a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with us.

•   We require a written order to sell shares and a Medallion Signature Guarantee if:

—   the proceeds from the sale are to be wired and we do not have on file required bank information to wire funds;

Shareholder Guide

—   the proceeds from the sale are being sent via wire or ACH to bank information that was added or changed within the past 30 days;

—   the proceeds from the sale will exceed $100,000 to the address of record;

—   the proceeds of the sale are to be sent to an address other than the address of record;

—   the account was designated as a lost shareholder account within 30 days of the redemption request; or

—   the proceeds are to be payable to someone other than the registered account holder(s).

•   In the interests of all shareholders, we reserve the right to:

—   temporarily hold redemption proceeds of natural persons (i) age 65 or older or (ii) age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests from actual or attempted financial exploitation; however, the Transfer Agent is not required to hold redemption proceeds in these circumstances and does not assume any obligation to do so;

—   change or discontinue exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

—   change or discontinue the systematic withdrawal plan upon notice to shareholders;

—   close accounts with balances less than $250 invested in Investor Class shares or $750 invested in all other classes of shares (by redeeming all shares held and sending proceeds to the address of record); and/or

—   change the minimum investment amounts.

•   There is no fee for wire redemptions of Class I shares.

•   Calls received before 4:00 pm Eastern time will generally receive the current day's NAV.

•   Calls received after 4:00 pm Eastern time will receive the following business day’s NAV.

Each MainStay Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents or proceeds from the sale of portfolio holdings (or a combination of these methods), unless it believes circumstances warrant otherwise. For example, under stressed market conditions, as well as during emergency or temporary circumstances, each MainStay Fund may distribute redemption proceeds in-kind (rather than in cash), access its line of credit or overdraft facility, or borrow through other sources (e.g., reverse repurchase agreements or engage in certain types of derivatives) to meet redemption requests. See “Redemptions-In-Kind” below and the SAI for more details regarding redemptions-in-kind.

MainStay Money Market Fund

The MainStay Money Market Fund (the “Fund”) intends to qualify as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act or the rules governing money market funds. As a “retail money market fund,” the Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to be eligible to invest in the Fund, you may be required to furnish the Fund or your financial intermediary with certain information (e.g., social security number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a social security number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Fund and the Fund will deny purchases of Fund shares by such accounts.

Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment power held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

Financial intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to invest in, or are no longer eligible to invest in, the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required by the Fund or a service provider to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.

The Fund may involuntarily redeem investors that do not satisfy the eligibility requirements for a “retail money market fund” or accounts that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. Neither the Fund, the Manager nor the Subadvisor will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Shareholder Guide

Additional Information

Wiring money to the MainStay Funds reduces the time a shareholder must wait before redeeming shares. Wired funds are generally available for redemption on the next business day. A 10-day hold may be placed on purchases made by check or ACH payment from the date the purchase is received, making them unavailable for immediate redemption.

You may receive confirmation statements that describe your transactions. You should review the information in the confirmation statements carefully. If you notice an error, you should call the MainStay Funds or your financial adviser immediately. If you or your financial adviser fails to notify the MainStay Funds within one year of the transaction, you may be required to bear the costs of any correction.

The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party—bank, broker/dealer, 401(k), financial intermediary firm or financial supermarket—there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the return to investors who purchase through financial intermediaries may be less than the return earned by investors who invest in a MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time, any of the MainStay Funds may close and reopen to new investors or new share purchases at their discretion. Due to the nature of their portfolio investments, certain MainStay Funds may be more likely to close and reopen than others. If a MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in that MainStay Fund. If a MainStay Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that MainStay Fund unless you are already a shareholder of such MainStay Fund.

It is important that the MainStay Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the MainStay Funds. It is the responsibility of an investor to ensure that the MainStay Funds are aware of the correct address for the investor’s account(s). It is important to promptly notify us of any name or address changes.

Mutual fund accounts can be considered abandoned property.

States increasingly are looking at inactive mutual fund accounts and uncashed checks as possible abandoned or unclaimed property. Under certain circumstances, the MainStay Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account. The MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a MainStay Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.

Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the MainStay Funds for an “inactivity period” as specified in applicable state laws. If a MainStay Fund is unable to establish contact with an investor, the MainStay Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.

We strongly encourage you to contact us at least annually to review your account information. Below are ways in which you can assist us in safeguarding your MainStay Fund investments.

•   Log in to your account by entering your user ID and Personal ID (PIN) at newyorklifeinvestments.com/accounts to view your account information. Please note, simply visiting our public website may not be considered establishing contact with us under state escheatment laws.

•   Call our 24-hour automated service line at 800-624-6782 and select option 1 for an account balance using your PIN.

•   Call one of our customer service representatives at 800-624-6782 Monday through Friday from 8:30 am to 5:00 pm Eastern time. Certain state escheatment laws do not consider contact by phone to be customer-initiated activity and such activity may be achieved only by contacting MainStay Funds in writing or through the MainStay Funds’ website.

•   Take action on letters received in the mail from MainStay concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

•   If you are a resident of Texas, you may designate a representative to receive escheatment or abandoned property notices regarding MainStay Fund shares by completing and submitting a designation form that can be found on the website of the Texas

Shareholder Guide

Comptroller. The completed designation form may be mailed to the MainStay Funds. For more information, please call 800-624-6782.

The Prospectus and SAI, related regulatory filings, and any other MainStay Fund communications or disclosure documents do not purport to create any contractual obligations between the Funds and shareholders. The MainStay Funds may amend any of these documents or enter into (or amend) a contract on behalf of the Funds without shareholder approval except where shareholder approval is specifically required. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with New York Life Investments, a Subadvisor or other parties who provide services to the Funds.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps protect against fraud. To protect your account, each MainStay Fund and the Transfer Agent from fraud, Medallion Signature Guarantees are required to enable us to verify the identity or capacity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account by check to the address of record and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program, the Stock Exchange Medallion Program, or the New York Stock Exchange Medallion Signature Program. Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

Investing for Retirement

You can purchase shares of most, but not all, of the MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts ("CESA") (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax advisor before establishing any tax-deferred retirement plan.

Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-624-6782 and see the SAI for further details.

Purchases-In-Kind

You may purchase shares of a MainStay Fund by transferring securities to a MainStay Fund in exchange for MainStay Fund shares ("in-kind purchase"). In-kind purchases may be made only upon the MainStay Funds' approval and determination that the securities are acceptable investments for the MainStay Fund and are purchased consistent with that MainStay Fund's procedures relating to in-kind purchases. The MainStay Funds reserve the right to amend or terminate this practice at any time. You must call the MainStay Funds at 800-624-6782 before sending any securities. Please see the SAI for additional details.

Redemptions-In-Kind

The MainStay Funds reserve the right to pay redemptions, either totally or partially, by redemption-in-kind of securities (instead of cash) from the applicable MainStay Fund’s portfolio, consistent with the MainStay Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. Each Fund may distribute redemption proceeds in-kind under normal and stressed market conditions as well as during emergency or temporary circumstances. In addition, a Fund may distribute redemption proceeds in-kind to any type of shareholder or account, including retail and omnibus accounts. The MainStay Funds may also redeem shares in-kind upon the request of a shareholder. The securities distributed in such a redemption would be effected through a distribution of the MainStay Fund’s portfolio securities (generally pro rata) and valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. Such securities may be illiquid, which means that they may be difficult or impossible to sell at an advantageous time or price. If a shareholder receives a redemption-in-kind, he or she should expect that the in-kind distribution would be subject to market and other risks, such as liquidity risk, before sale, and to incur transaction costs, including brokerage costs, when he or she converts the securities to cash. Gains or losses on the disposition of securities may also be tax reportable. Please see the SAI for additional details.

The Reinvestment Privilege May Help You Avoid Sales Charges

When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares of the same or another MainStay Fund without paying another sales charge (so long as (i) those shares have not been reinvested once already; (ii) your account is not subject to a 30-day block as described in "Excessive Purchases and Redemptions or Exchanges;" and (iii)

Shareholder Guide

you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed, you will receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes...but not risk-free. Telephone and internet redemption privileges are convenient, but with them you give up some security. When you sign the application to buy shares, you agree that the MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable for following phone instructions that NYLIM Service Company or its affiliates reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless we fail to use established safeguards for your protection. The following safeguards are among those currently in place at MainStay Funds:

• all phone calls with service representatives are recorded; and

• written confirmation of every transaction is sent to your address of record.

We reserve the right to suspend the MainStay Audio Response System and website at any time or if the systems become inoperable due to technical problems.

MainStay Money Market Fund Check Writing

You can sell shares of the MainStay Money Market Fund by writing checks for an amount that meets or exceeds the pre-set minimum stated on your check. You need to complete special forms to set up check writing privileges. You cannot close your account by writing a check. This option is not available for IRAs, CESAs, 403(b)(7)s or qualified retirement plans.

Information on Liquidity Fees and Redemption Gates for the MainStay Money Market Fund

Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the MainStay Money Market Fund (the “Fund”) of up to 2% or a redemption gate to temporarily suspend the right of redemption from the Fund for up to 10 business days (in any 90 day period) in the event that the Fund’s “weekly liquid assets” fall below certain required minimums because of market conditions or other factors.

If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Board, based on its determination that the liquidity fee and/or redemption gate is in the best interests of the Fund, may, as early as the same day: (i) impose a liquidity fee of no more than 2% on redemptions from the Fund; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets at the end of any business day, the Fund must impose, as of the beginning of the next business day, a liquidity fee of 1% on redemptions from the Fund, unless the Board (including a majority of Independent Trustees) determines that not doing so is in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) is in the best interests of the Fund.

The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time, if it believes such action to be in the best interests of the Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once the Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days (in any 90 day period). When a fee or a gate is in place, the Fund may determine to halt purchases and exchanges or to subject any purchases to certain conditions, including, for example, a written affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a redemption gate is in place for the Fund, shareholders may not be permitted to exchange into or out of the Fund. Any redemption requests submitted while a redemption gate is in place, including any checks written under established checkwriting privileges, will be cancelled without further notice. In that case, a new redemption request must be submitted to the Fund if you wish to redeem your shares after the redemption gate has been lifted. During periods when the Fund is imposing a liquidity fee, shareholders may exchange out of the Fund but will be subject to the applicable liquidity fee, which will reduce the value of the shares exchanged.

Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. The imposition and termination of a liquidity fee or redemption gate will be reported by the Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, the Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. Liquidity fees would reduce the amount you receive upon redemption of your shares. The Fund would retain the liquidity fees for the benefit of remaining shareholders.

The Board may, in its discretion, permanently suspend redemptions and liquidate the Fund, if, among other things, at the end of a business day the Fund has less than 10% of its total assets invested in weekly liquid assets.

Shareholder Guide

SHAREHOLDER SERVICES

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at newyorklifeinvestments.com/accounts, by contacting your financial adviser for instructions, or by calling us toll-free at 800-624-6782 for a form.

Systematic Investing—Individual Shareholders Only

MainStay offers four automatic investment plans:

1. AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

•   make regularly scheduled investments; and/or

•   purchase shares whenever you choose.

2. Dividend or Capital Gains Reinvestment

Automatically reinvest dividends, distributions or capital gains from one MainStay Fund into the same MainStay Fund or the same class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

3. Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

4. Systematic Exchange

Exchanges must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B, Class C or Class C2 shares at the time of the initial request. You may systematically exchange a share or dollar amount from one MainStay Fund into any other MainStay Fund in the same share class. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see "Exchanging Shares Among MainStay Funds" for more information.

Systematic Withdrawal Plan—Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B, Class C and Class C2 shares at the time of the initial request. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.

NYLIM Service Company acts as the agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any CDSC, if applicable.

The MainStay Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds

Exchanges will be based upon each MainStay Fund's NAV next determined following receipt of a properly executed exchange request.

Generally, you exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. Please note that certain MainStay Funds have higher investment minimums. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. If you choose to sell Class B, Class C or Class C2 shares and then separately buy Investor Class, Class A or Class A2 shares, you may have to pay a deferred sales charge on the Class B, Class C or Class C2 shares, as well as pay an initial sales charge on the purchase of Investor Class, Class A or Class A2 shares.

In addition, if you exchange Class B, Class C or Class C2 shares of a MainStay Fund into Class B or Class C shares of the MainStay Money Market Fund or if you exchange Investor Class shares or Class A shares of a MainStay Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B, Class C or Class C2 shares, as applicable, of another non-money market MainStay Fund. The holding period for purposes of determining conversion of Class B shares, Class C or Class C2 shares into Investor Class or Class A shares also stops until you exchange back into Class B shares, Class C or Class C2 shares of another non-money market MainStay Fund. Shareholders who hold Class C shares of a MainStay Fund may exchange those shares into Class C2 shares of another MainStay Fund, or vice versa, depending on eligibility at the time of the exchange. Likewise, shareholders who hold

Shareholder Guide

Class A shares of a MainStay Fund may exchange those shares into Class A2 shares of another MainStay Fund, or vice versa, depending on eligibility at the time of the exchange. The CDSC holding period applicable to any Class C or Class A shares will continue in the same manner when exchanged into Class A2 or Class C2 shares, or vice versa, subject to stoppage during any period such shares are exchanged into either Class C or Class A shares of the MainStay Money Market Fund, as described above.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain other open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof (provided such series is registered for sale in your state of residence or an exemption from registration is available) some of which are offered in this Prospectus and some of which are offered in separate prospectuses, including:

MainStay Balanced Fund

MainStay Candriam Emerging Markets Debt Fund

MainStay Candriam Emerging Markets Equity Fund

MainStay CBRE Global Infrastructure Fund

MainStay CBRE Real Estate Fund

MainStay Conservative Allocation Fund

MainStay Conservative ETF Allocation Fund

MainStay Cushing MLP Premier Fund

MainStay Defensive ETF Allocation Fund

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Equity Yield Fund

MainStay Epoch International Choice Fund

MainStay Epoch U.S. Equity Yield Fund

MainStay Equity Allocation Fund

MainStay Equity ETF Allocation Fund

MainStay Floating Rate Fund

MainStay Growth Allocation Fund

MainStay Growth ETF Allocation Fund

MainStay Income Builder Fund

MainStay MacKay California Tax Free Opportunities Fund*

MainStay MacKay Convertible Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay International Equity Fund

MainStay MacKay Intermediate Tax Free Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund**

MainStay MacKay S&P 500 Index Fund

MainStay MacKay Short Duration High Yield Fund

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Strategic Bond Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund

MainStay Moderate Allocation Fund

MainStay Moderate ETF Allocation Fund

MainStay Money Market Fund

MainStay Short Term Bond Fund

MainStay Winslow Large Cap Growth Fund

MainStay WMC Enduring Capital Fund

MainStay WMC Growth Fund

MainStay WMC International Research Equity Fund

MainStay WMC Small Companies Fund

MainStay WMC Value Fund

*  The Fund is registered for sale in AZ, CA, NV, OR, TX, UT WA, and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I only).

** The Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that MainStay Fund or are otherwise eligible for purchase. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax advisor on the consequences.

Before making an exchange request, read the prospectus of the MainStay Fund you wish to purchase by exchange. You can obtain a prospectus for any MainStay Fund by contacting your broker, financial adviser or other financial intermediary, by visiting newyorklifeinvestments.com or by calling the MainStay Funds at 800-624-6782. Following an exchange, the ongoing fees and expenses of the new MainStay Fund will differ from and may be higher or lower than those of the MainStay Fund that you previously held. The Prospectus relating to the new MainStay Fund includes information regarding the fees, expenses and other characteristics of the new MainStay Fund.

The exchange privilege is not intended as a vehicle for short-term trading, nor are the MainStay Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see "Excessive Purchases and Redemptions or Exchanges").

The MainStay Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge when exchanging shares.

Daily Dividend MainStay Fund Exchanges

If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for shares of the same class in another MainStay Fund, any dividends that have been declared but not yet distributed will be

Shareholder Guide

credited to the new MainStay Fund account. If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for shares of the same class in more than one MainStay Fund, undistributed dividends will be credited to the last MainStay Fund account that you exchange to.

We try to make investing easy by offering a variety of programs to buy, sell and exchange MainStay Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges

The MainStay Funds are not intended to be used as a vehicle for frequent, excessive or short-term trading (such as market timing). The interests of a MainStay Fund’s shareholders and the MainStay Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges (if applicable) of the MainStay Fund shares over the short term. The risks posed by excessive trading include the disruption of efficient implementation of a MainStay Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of portfolio investments, requiring a MainStay Fund to maintain higher levels of cash to meet redemption requests, experiencing increased transaction costs, all of which may adversely affect a MainStay Fund's performance to the detriment of long-term shareholders. These risks are more pronounced in MainStay Funds that invest in thinly-traded or foreign securities. Accordingly, the Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. Although MainStay Funds’ policies and procedures are designed to discourage frequent, excessive or short-term trading, there is no assurance that the MainStay Funds will be able to effectively detect such activity or participants engaged in such activity, or, if it is detected, to prevent its recurrence, particularly with respect to omnibus accounts as the MainStay Funds must rely on the cooperation of and/or information provided by third-parties, such as financial intermediaries or retirement plans. A MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

The MainStay Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the MainStay Funds. If an order is cancelled due to a violation of this policy, and such cancellation causes a monetary loss to a MainStay Fund, such loss may become the responsibility of the party that placed the transaction or the account owner. In addition, the MainStay Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in the Prospectuses) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect a MainStay Fund or its operations, including those from any individual or group who, in the MainStay Funds’ judgment, is likely to harm MainStay Fund shareholders.

The MainStay Funds, through New York Life Investments, the Transfer Agent and the Distributor, maintain surveillance procedures to detect frequent, excessive or short-term trading in MainStay Fund shares. As part of this surveillance process, the MainStay Funds examine transactions in MainStay Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time, including reviewing “round trips” in the MainStay Funds by investors. Round trips include purchases or exchanges into a MainStay Fund followed or preceded by a redemption or exchange out of the same MainStay Fund that is substantially similar in dollar terms. The MainStay Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a MainStay Fund may place a 30-day “block” on any account if, during any 30-day period, there is a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for at least an additional 30-day period in that MainStay Fund. The MainStay Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of frequent, excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the MainStay Funds will rely on a financial intermediary to apply the intermediary’s market timing procedures to an omnibus account. In certain cases, these procedures may be more or less restrictive than the MainStay Funds’ procedures.

In addition to these measures and other deterrents, the MainStay Funds may from time to time impose a redemption fee on redemptions or exchanges of MainStay Fund shares made within a certain period of time in order to deter frequent, excessive or short-term trading and to offset certain costs associated with such trading.

The MainStay Funds will seek to apply their frequent trading policies and procedures as uniformly as practicable to accounts with the MainStay Funds, with the following exceptions:

•   Short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund’s long-term shareholders;

Shareholder Guide

•   Purchases, reinvestments, redemptions and exchanges made on a systematic or automatic basis, such as dollar-cost averaging, dividend diversification and systematic withdrawals;

•   Certain purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap, advisory or bona fide asset allocation program;

•   Any transactions not initiated by a shareholder or registered representative, such as redemptions of shares to pay fund or account fees;

•   Permitted conversions of shares from one share class to another share class within the same MainStay Fund;

•   Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund;

•   Transactions in qualified tuition programs operating under Section 529 of the Internal Revenue Code; and

•   Transactions by fund of fund products where New York Life Investments or an affiliate is the program manager.

In addition, on a case-by-case basis, requests for one-time exceptions to the MainStay Funds’ frequent trading policies and procedures may be granted by the MainStay Funds’ Chief Compliance Officer based on the facts and circumstances of the request.

The MainStay Money Market Fund and the MainStay U.S. Government Liquidity Fund are intended for short-term investment horizons and do not monitor for nor prohibit short-term trading activity. Although these MainStay Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Apart from trading permitted or exceptions enumerated above in accordance with the MainStay Funds’ policies and procedures, no MainStay Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

Determining the MainStay Funds' Share Prices and the Valuation of Securities and Other Assets

Each MainStay Fund generally calculates its NAV at the Fund’s close (usually 4:00 pm Eastern time) every day the Exchange is open. The MainStay Funds do not calculate their NAVs on days on which the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of the net assets attributable to that class by the number of shares of that class outstanding on that day.

The value of a MainStay Fund's investments is generally based (in whole or in part) on current market prices (amortized cost, in the case of the MainStay Money Market Fund and other MainStay Funds that hold debt securities with a remaining maturity of 60 days or less). If current market values of a MainStay Fund’s investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the fair value of the investment will be determined in good faith in accordance with procedures approved by the Board. Changes in the value of a MainStay Fund's portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless New York Life Investments, in consultation with the Subadvisor(s) (if applicable), determines that a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. Consequently, the value of portfolio securities of a MainStay Fund may change on days when shareholders will not be able to purchase or redeem shares.

With respect to any portion of a MainStay Fund's assets invested in one or more Underlying Funds, the MainStay Fund's NAV is calculated based upon the NAVs of those Underlying Funds, except for exchange-traded Underlying Funds, which are generally valued based on market prices.

The Board has adopted valuation procedures establishing methodologies for the valuation of the MainStay Funds’ portfolio securities and other assets and has delegated day-to-day responsibility for fair value determinations to the MainStay Funds' Valuation Committee and Valuation Subcommittee. Determinations of these Committees are subject to review and ratification, if appropriate, by the Board at its next regularly scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets and the specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the MainStay Fund calculates its NAV or based on other considerations. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The MainStay Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain MainStay Funds, notably the MainStay International/Global Equity Funds, have fair valuation procedures which include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available. For Underlying Funds in which the MainStay Funds may invest, additional information about

Shareholder Guide

the circumstances when those Underlying Funds may use fair value pricing may be found in each Underlying Fund’s respective prospectus.

There may be other instances where market quotations are not readily available or standard pricing principles do not apply. Please see the SAI for additional information about the valuations of the MainStay Funds’ securities and other assets and on how NAV is calculated.

Portfolio Holdings Information

A description of the MainStay Funds' policies and procedures with respect to the disclosure of each of the MainStay Funds' portfolio securities holdings is available in the SAI. Generally, a complete schedule of each of the MainStay Funds' portfolio holdings will be made public on the MainStay Funds' website at newyorklifeinvestments.com 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-624-6782.

The MainStay Money Market Fund will post on the MainStay Funds' website its complete schedule of portfolio holdings as of the last business day of the prior month, no later than the fifth business day following month-end. MainStay Money Market Fund's postings will remain on the MainStay Funds' website for a period of at least six months after posting. Also, in the case of the MainStay Money Market Fund, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made immediately available to the public by the SEC, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the MainStay Funds’ website.

The portfolio holdings for MainStay Cushing MLP Premier Fund will be made public 60 days after quarter end.

The portfolio holdings for MainStay MacKay High Yield Corporate Bond Fund and MainStay Short Duration High Yield Fund will be made public 30 days after quarter end.

The portfolio holdings for MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund and MainStay Epoch U.S. Equity Yield Fund will be made public 15 days after month end.

The portfolio holdings for MainStay MacKay U.S. Infrastructure Bond Fund and MainStay Tax-Exempt Funds will be made public 60 days after month end.

All portfolio holdings will be posted on the appropriate MainStay Fund’s website and remain accessible until an updated shareholder report on Form N-CSR is filed or a Form N-PORT is filed.

OPERATION AS A MANAGER OF MANAGERS

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the MainStay Funds. The Manager and the MainStay Group of Funds, including the MainStay Funds that are covered by this Prospectus, have obtained an exemptive order (the “Order”) from the SEC permitting the Manager, on behalf of a MainStay Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). The Order supersedes a prior SEC exemptive order, which applied only to hiring, or modifying existing or future subadvisory agreements with unaffiliated subadvisors. In addition, pursuant to a no-action position issued by the staff of the SEC, Funds covered by this Prospectus may hire and modify any existing or future subadvisory agreement with subadvisors that are not Wholly-Owned Subadvisors, but are otherwise an “affiliated person” (as defined in the 1940 Act) of New York Life Investments (“Affiliated Subadvisors”) provided that certain conditions are met (“Interpretive Relief”). This authority is subject to certain conditions, including that each MainStay Fund will notify shareholders and provide them with certain information within 90 days of hiring a new subadvisor.

Certain MainStay Funds, including those listed in the table below, have approved operating under a manager-of-managers structure with respect to any affiliated or unaffiliated subadvisor, and may rely on the Order and Interpretive Relief as they relate to Wholly-Owned Subadvisors, Affiliated Subadvisors and unaffiliated subadvisors, while other MainStay Funds may rely on the Order only as it relates to unaffiliated subadvisors. Certain other MainStay Funds may not rely on any aspect of the Order without obtaining shareholder approval.

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	x

Shareholder Guide

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**
MainStay Income Builder Fund		x
MainStay MacKay Convertible Fund		x
MainStay MacKay High Yield Corporate Bond Fund		x
MainStay MacKay International Equity Fund		x
MainStay MacKay Strategic Bond Fund		x
MainStay MacKay Tax Free Bond Fund		x
MainStay MacKay U.S. Infrastructure Bond Fund		x
MainStay Money Market Fund		x
MainStay Winslow Large Cap Growth Fund		x
MainStay WMC Enduring Capital Fund		x
MainStay WMC Value Fund		x

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**
MAINSTAY FUNDS TRUST
MainStay Balanced Fund		x
MainStay Candriam Emerging Markets Equity Fund	x
MainStay CBRE Global Infrastructure Fund	x
MainStay CBRE Real Estate Fund	x
MainStay Conservative Allocation Fund			x
MainStay Conservative ETF Allocation Fund	x
MainStay Cushing MLP Premier Fund		x
MainStay Defensive ETF Allocation Fund	x
MainStay Epoch Capital Growth Fund	x
MainStay Epoch Global Equity Yield Fund		x
MainStay Epoch International Choice Fund		x
MainStay Epoch U.S. Equity Yield Fund		x
MainStay Equity Allocation Fund			x
MainStay Equity ETF Allocation Fund	x
MainStay Floating Rate Fund			x
MainStay Growth Allocation Fund			x
MainStay Growth ETF Allocation Fund	x
MainStay MacKay California Tax Free Opportunities Fund		x
MainStay MacKay High Yield Municipal Bond Fund		x
MainStay MacKay Intermediate Tax Free Bond Fund	x
MainStay MacKay New York Tax Free Opportunities Fund		x
MainStay MacKay S&P 500 Index Fund			x
MainStay MacKay Short Duration High Yield Fund		x
MainStay MacKay Short Term Municipal Fund			x
MainStay MacKay Total Return Bond Fund			x
MainStay Moderate Allocation Fund			x
MainStay Moderate ETF Allocation Fund	x
MainStay Short Term Bond Fund			x
MainStay WMC Growth Fund	x
MainStay WMC International Research Equity Fund		x
MainStay WMC Small Companies Fund		x

* The shareholders of these MainStay Funds must separately approve the use of the Order as it relates to Wholly-Owned Subadvisors before it may be relied upon to hire, or to modify existing or future subadvisory agreements with, Wholly-Owned Subadvisors.

** The shareholders of each of these MainStay Funds must approve the operation of the respective MainStay Fund in accordance with the Order for the Manager and the MainStay Fund to rely on the Order as it relates to Wholly-Owned Subadvisors and/or unaffiliated subadvisors.

Shareholder Guide

FUND EARNINGS

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, pays this income to you as "dividends." The dividends paid by each MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.

Each Fund reserves the right to automatically reinvest dividend distributions of less than $10.00.

Dividends and Distributions

Each MainStay Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year to the extent that dividends and/or capital gains are available for distribution. For the purpose of seeking to maintain its share price at $1.00, among other things, the MainStay Money Market Fund will distribute all or a portion of its capital gains and may reduce or withhold any income and/or gains generated by its portfolio. The MainStay Funds declare and pay dividends as set forth below:

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least annually:

MainStay Candriam Emerging Markets Equity Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch International Choice Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay MacKay International Equity Fund, MainStay MacKay S&P 500 Index Fund, MainStay Moderate Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC International Research Equity Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least quarterly:

MainStay Balanced Fund, MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay MacKay Convertible Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least monthly:

MainStay Candriam Emerging Markets Debt Fund, MainStay Cushing MLP Premier Fund, MainStay Income Builder Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Strategic Bond Fund, MainStay MacKay Total Return Bond Fund and MainStay Short Term Bond Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared daily and paid at least monthly:

MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund and MainStay Money Market Fund

Dividends are generally paid during the last week of the month after a dividend is declared, except in December when they may be paid earlier in the month.

You generally begin earning dividends the next business day after the MainStay Funds receives your purchase request in good order.

Shareholders generally prefer to buy after the dividend payment. Shareholders may prefer to avoid buying shares shortly before a dividend payment because part of their investment may be returned in the form of a dividend, which may be taxable.

Capital Gains

The MainStay Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains

The MainStay Funds will normally declare and distribute any capital gains, if any, to shareholders annually, typically in December.

How to Take Your Earnings

You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial adviser (if permitted) or the MainStay Funds directly. The seven choices are:

1.  Reinvest dividends and capital gains in:

•   the same MainStay Fund; or

•   another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).

2. Take the dividends in cash and reinvest the capital gains in the same MainStay Fund.

3. Take the capital gains in cash and reinvest the dividends in the same MainStay Fund.

4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same MainStay Fund.

5. Take dividends and capital gains in cash.

Shareholder Guide

6. Reinvest all or a percentage of the capital gains in another MainStay Fund of your choice (subject to eligibility requirements and other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original MainStay Fund.

7. Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original MainStay Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same MainStay Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the MainStay Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.
UNDERSTAND THE TAX CONSEQUENCES

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay International/Global Equity Funds, MainStay Mixed Asset Funds, MainStay Money Market Fund, MainStay Taxable Bond Funds and MainStay U.S. Equity Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable law. If you are not a tax-exempt shareholder virtually all of the dividends and capital gains distributions you receive from the MainStay Funds are subject to tax, whether you take them as cash or automatically reinvest them. Distributions from a MainStay Fund's realized capital gains are subject to tax based on the length of time a MainStay Fund holds its investments, regardless of how long you hold MainStay Fund shares. Generally, if a MainStay Fund realizes long-term capital gains, the capital gains distributions are subject to tax as long-term capital gains; earnings realized from short-term capital gains and income generated on debt investments, dividend income and other sources are generally subject to tax as ordinary income upon distribution.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Funds may be treated as "qualified dividend income," which is subject to tax to individuals and certain other non-corporate shareholders at preferential rates, to the extent that such MainStay Funds earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. Individual and certain other non-corporate shareholders must also generally satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For certain corporate shareholders, a portion of the dividends received from the MainStay Funds may qualify for the corporate dividends received deduction if certain conditions are met. The maximum individual federal income tax rate applicable to qualified dividend income and long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Under certain circumstances, the MainStay Money Market Fund may impose a liquidity fee on Fund redemptions. A liquidity fee will reduce the amount a shareholder will receive upon the redemption of the shareholder’s shares, and will decrease the amount of any capital gain or increase the amount of any capital loss the shareholder will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by the Fund, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund earns liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the section entitled “Information on Liquidity Fees and Redemption Gates for the MainStay Money Market Fund” above for additional information regarding liquidity fees.

MainStay Tax-Exempt Funds

The MainStay Tax-Exempt Funds’ distributions to shareholders are generally expected to be exempt from regular federal income taxes, and in the case of MainStay MacKay California Tax Free Opportunities Fund and MainStay MacKay New York Tax Free Opportunities Fund, California and New York personal income taxes, respectively. A portion of the distributions may be subject to the alternative minimum tax. In addition, these MainStay Funds may also derive taxable income and/or capital gains. Distributions to shareholders of any such taxable income or capital gains would generally be subject to tax whether you take them as cash or automatically reinvest them. These MainStay Funds' realized earnings, if any, from capital gains are subject to tax based on the length of time such MainStay Fund holds investments, regardless of how long you hold MainStay Fund shares. If any of the MainStay Tax-Exempt Funds realize long-term capital gains, the earnings distributions are subject to tax as long-term capital gains; earnings from short-term capital gains and taxable income generated on debt investments and other sources are generally subject to tax as ordinary income upon distribution. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay Tax-Exempt Fund to purchase or carry shares of such a Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

"Tax-Free" Rarely Means "Totally Tax-Free"

Shareholder Guide

•   A tax-free fund or municipal bond fund may earn taxable income—in other words, you may have taxable income even from a generally tax-free fund.

•   Tax-exempt dividends may still be subject to state and local taxes.

•   Any time you sell shares—even shares of a tax-free fund—you will generally be subject to tax on any gain (the rise in the share price above the price at which you purchased the shares).

•   If you sell shares of a tax-free fund at a loss after receiving a tax-exempt dividend, and you have held the shares for six months or less, then you may not be allowed to claim a loss on the sale.

•   Some tax-exempt income may be subject to the alternative minimum tax.

•   Capital gains declared in a tax-free fund are not tax-free.

•   Acquisitions of municipal securities at a market discount may also result in ordinary income.

MainStay MacKay California Tax Free Opportunities Fund

So long as, at the close of each quarter of the MainStay MacKay California Tax Free Opportunities Fund’s taxable year, at least 50% of the value of the MainStay MacKay California Tax Free Opportunities Fund’s assets consists of California municipal bonds, distributions not exceeding the interest received on such California municipal bonds less deductible expenses allocable to such interest will be treated as interest excludable from the income of California residents for purposes of the California personal income tax. Such distributions paid to a shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. Interest income from other investments may produce taxable dividend distributions. If you are subject to income tax in a state other than California, distributions derived from interest on California municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Distributions of taxable income and capital gains will be subject to tax at ordinary income tax rates for California state income tax purposes. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of that Fund generally will not be deductible for California personal income tax purposes. Interest on indebtedness incurred or continued to be incurred by a shareholder of MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of the Fund is not deductible to the extent that it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay New York Tax Free Opportunities Fund seeks to comply with certain state tax requirements so that individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund that are residents of New York State will not be subject to New York State income tax on distributions that are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, MainStay MacKay New York Tax Free Opportunities Fund will invest in New York State or municipal bonds. Individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund who are residents of New York City will also be able to exclude such distributions for New York City personal income tax purposes. Distributions by MainStay MacKay New York Tax Free Opportunities Fund derived from interest on obligations exempt from taxation by New York State may be subject to New York State and New York City taxes imposed on corporations. If you are subject to tax in a state other than New York, any distributions by the Fund derived from interest in New York municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Interest on indebtedness incurred or continued to be incurred by a shareholder of the MainStay MacKay New York Tax Free Opportunities Fund to purchase or carry shares of that Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Short Term Municipal Fund will normally invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of tax-exempt municipal debt securities, including securities with special features (e.g., puts and variable or floating rates) which have price volatility characteristics similar to debt securities. At least 50% of the MainStay MacKay Short Term Municipal Fund’s total assets must be invested in tax-exempt municipal securities as of the end of each fiscal quarter in order for the MainStay MacKay Short Term Municipal Fund to be able to pay distributions from its net tax-exempt income. Although the MainStay MacKay Short Term Municipal Fund normally will seek to qualify to pay distributions from its net tax-exempt income, there is no guarantee that the MainStay MacKay Short Term Municipal Fund will achieve such result. Distributions of net income from taxable bonds would be taxable as ordinary income. All distributions by the MainStay MacKay Short Term Municipal Fund, including any distributions from tax-exempt income, may be includible in taxable income for purposes of the federal alternative minimum tax. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay MacKay Short Term Municipal Fund to purchase or carry shares of that Fund is not deductible to the extent it is deemed related to the MainStay MacKay Short Term Municipal Fund’s distributions from tax-exempt income.

MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. If you are not a tax-exempt shareholder, virtually all of the dividends and capital gains distributions you receive from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds are subject to tax, whether you take them as cash or automatically

Shareholder Guide

reinvest them. These MainStay Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds and Underlying ETFs. Distributions of the long-term capital gains of the MainStay Asset Allocation Funds, MainStay ETF Asset Allocation Funds or Underlying Funds and Underlying ETFs will generally be subject to tax as long-term capital gains. The maximum individual federal income tax rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Other distributions, including short-term capital gains, will be subject to tax as ordinary income. The structure of these MainStay Funds and the reallocation of investments among Underlying Funds and Underlying ETFs could affect the amount, timing and character of distributions.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds may be treated as "qualified dividend income," which is currently taxable to individuals at preferential rates, to the extent that the Underlying Funds and Underlying ETFs earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding periods and other requirements are met. The shareholder must also satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For U.S. corporate shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds may qualify for the corporate dividends received deduction. The maximum individual federal income tax rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

MainStay Cushing MLP Premier Fund

Because of the Fund’s focus in MLPs, it has historically not been eligible to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. However, beginning with the tax year which runs from December 1, 2020 through November 30, 2021, the Fund intends to invest in a manner consistent with, and otherwise comply with, the requirements to allow it to elect to be treated as a RIC, thereby avoiding taxation as a C-corporation under the Internal Revenue Code. As a RIC beginning with the tax year which runs from December 1, 2020 through November 30, 2021, the Fund generally will not pay corporate-level federal income taxes on any ordinary income or capital gains that is distributed to shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In accordance with the tax requirements applicable to a RIC, the Fund will, as of the end of each quarter of its taxable year going forward, invest no more than 25% of the value of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships, which are treated as partnerships for U.S. federal income tax purposes and are defined more specifically in the provisions applicable to RICs.

To the extent that the MLP Premier Fund invests in the equity securities of an MLP, the MLP Premier Fund will be a partner in such MLP. Accordingly, the MLP Premier Fund will be required to include in its taxable income the MLP Premier Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the MLP Premier Fund. Based upon a review of the historic results of the type of MLPs in which the MLP Premier Fund intends to invest, the MLP Premier Fund expects that the cash distributions it will receive with respect to an investment in equity securities of MLPs will exceed the taxable income allocated to the MLP Premier Fund from such MLPs.

The MLP Premier Fund will recognize a gain or loss on the sale, exchange or other taxable disposition of an equity security of an MLP equal to the difference between the amount realized by the MLP Premier Fund on the sale, exchange or other taxable disposition and the MLP Premier Fund’s adjusted tax basis in such equity security. The amount realized by the MLP Premier Fund generally will be the amount paid by the purchaser of the equity security plus the MLP Premier Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The MLP Premier Fund’s tax basis in its equity securities in an MLP is generally equal to the amount the MLP Premier Fund paid for the equity securities, (a) increased by the MLP Premier Fund’s allocable share of the MLP’s net taxable income and certain MLP nonrecourse debt, if any, and (b) decreased by the MLP Premier Fund’s allocable share of the MLP’s net losses, any decrease in the amount of MLP nonrecourse debt allocated to the MLP Premier Fund, and any distributions received by the MLP Premier Fund from the MLP. Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund's taxable income (and earnings and profits), but those deductions may be recaptured in the Fund's income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, the Fund may realize taxable income and distributions to the Fund's shareholders may be taxable, even though the shareholders at the time of the recapture might not have held Shares in the Fund at the time the deductions were taken by the Fund, and even though the Fund does not have corresponding economic gain on its investment at the time of the recapture. Such taxable income from recapture may be realized even if an MLP interest is sold at a loss or may exceed the gain if the MLP interest is sold at a gain. Losses allocated to the Fund from one MLP investment will carry forward as separate activity passive losses until such investment generates income or is itself sold, with such losses not being available in the meantime to offset income or gains allocated to the Fund from other MLP investments. Any distribution by an MLP to the MLP Premier Fund in excess of the MLP Premier Fund’s allocable share of such MLP’s net taxable income will decrease the MLP Premier Fund’s tax basis in the MLP equity security and, as a result, increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of the equity security in the MLP by the MLP Premier Fund. If the MLP Premier Fund is required to sell

Shareholder Guide

equity securities in the MLPs to meet redemption requests, the MLP Premier Fund likely will recognize income and/or realized gain or losses for U.S. federal income tax purposes.

The MLP Premier Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iii) cause the MLP Premier Fund to recognize income or gain without a corresponding receipt of cash, (iv) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, and (v) adversely alter the characterization of certain complex financial transactions.

Tax Reporting and Withholding (All MainStay Funds)

We will mail your tax report for each calendar year by February 15 of the following calendar year. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which portion, if any, as qualified dividends, and which portion, if any, as long-term capital gains.

For MainStay Fund shares acquired January 1, 2012 or later, cost basis will be reported to you and the IRS for any IRS Form 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the MainStay Funds’ default method (i.e., average cost if available) will be used.

The MainStay Funds may be required to withhold U.S. federal income tax, currently at the rate of 24%, of all taxable distributions payable to you if you fail to provide the MainStay Funds with your correct taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. Shareholders will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under a tax treaty if applicable) on dividends paid by the MainStay Funds.

The MainStay Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain entities that fail to comply (or to be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the MainStay Funds to determine whether withholding is required.

Return of Capital (All MainStay Funds)

If a MainStay Fund's distributions exceed its taxable income and capital gains realized in any year, such excess distributions generally will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell shares.

Tax Treatment of Exchanges (All MainStay Funds)

An exchange of shares of one MainStay Fund for shares of another generally will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain or loss on the transaction will be tax reportable by a shareholder if you are not a tax-exempt shareholder.

Medicare Tax (All MainStay Funds)

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a MainStay Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

General U.S. Tax Treatment U.S. Nonresident Shareholders (All MainStay Funds)

Non-U.S. shareholders generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income, and may be subject to estate tax with respect to their MainStay Fund shares. However, non-U.S. shareholders may not be subject to U.S. federal withholding tax on certain distributions derived from certain U.S. source interest income and/or certain short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Moreover, depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as derived from such U.S. interest income or from such short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. shareholders.

Non-U.S. shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. The

Shareholder Guide

MainStay Funds are also required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

Seek professional assistance. Your financial adviser can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax advisor. For additional information on federal, state and local taxation, see the SAI.
Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

Know With Whom You Are Investing

WHO RUNS THE FUNDS' DAY-TO-DAY BUSINESS?

The Board oversees the actions of the Manager, the Subadvisors and the Distributor and decides on general policies governing the operations of the Funds. The Board also oversees the Funds' officers, who conduct and supervise the daily business of the Funds.

New York Life Investments is located at 51 Madison Avenue, New York, New York 10010. New York Life Investments, a Delaware limited liability company, commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of December 31, 2020, New York Life Investments and its affiliates managed approximately $649.4 billion in assets.

In accordance with the stated investment objectives, policies and restrictions of the Funds and subject to the oversight of the Board, the Manager provides various advisory services to the Funds. The Manager is responsible for, among other things, managing all aspects of the advisory operations of each Fund and the composition of the investment portfolio of each Fund. The Manager has delegated certain advisory duties with regard to certain Funds (including management of all or a portion of a Fund’s assets) to the Subadvisors. The Manager supervises the services provided by the Subadvisors by performing due diligence, evaluating the performance of the Subadvisors and periodically reporting to the Board regarding the results of the Manager’s evaluation and monitoring functions. The Manager periodically makes recommendations to the Board regarding the renewal, modification or termination of agreements with the Subadvisors.

The Manager is responsible for providing (or procuring) certain administrative services, such as furnishing the Funds with office facilities and ordinary clerical, bookkeeping and recordkeeping services. In addition, the Manager is responsible for maintaining certain financial, accounting and other records for the Funds and providing various compliance services.

The Manager pays the Funds' Chief Compliance Officer’s compensation (a portion of which is reimbursed by the Funds), the salaries and expenses of all personnel affiliated with the Funds, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Funds, including the fees paid to the Subadvisors. Pursuant to a management agreement with each Fund, the Manager is entitled to receive fees from each Fund, accrued daily and payable monthly.

For the fiscal year ended October 31, 2020, each Fund paid the Manager an effective management fee (exclusive of any applicable waivers / reimbursements) for services performed as a percentage of the average daily net assets of the Fund as follows:

Effective Rate Paid for the Year Ended October 31, 2020
MainStay Candriam Emerging Markets Equity Fund	1.00%
MainStay Epoch Capital Growth Fund	0.75%
MainStay Epoch Global Equity Yield Fund	0.70%
MainStay Epoch International Choice Fund	0.80%
MainStay Epoch U.S. Equity Yield Fund	0.69%
MainStay MacKay International Equity Fund	0.89%
MainStay MacKay S&P 500 Index Fund	0.16%
MainStay Winslow Large Cap Growth Fund	0.62%
MainStay WMC Enduring Capital Fund[1]	0.55%
MainStay WMC Growth Fund[2]	0.68%
MainStay WMC International Research Equity Fund[3]	1.10%
MainStay WMC Small Companies Fund[4]	0.80%
MainStay WMC Value Fund[5]	0.76%

1. Effective March 5, 2021, the MainStay MacKay Common Stock Fund changed its name to MainStay WMC Enduring Capital Fund.

2. Effective March 5, 2021, the MainStay MacKay Growth Fund changes its name to MainStay WMC Growth Fund.

3. Effective March 5, 2021, the MainStay MacKay International Opportunities Fund changed its name to MainStay WMC International Research Equity Fund and reduced its management fee from 1.10% on all assets to 0.75% on all assets.

4. Effective March 5, 2021, the MainStay MacKay Small Cap Core Fund changed its name to MainStay WMC Small Companies Fund.

5. Effective April 26, 2021, the MainStay MAP Equity Fund changed its name to MainStay WMC Value Fund, reduced its management fee from 0.75% on assets up to $1 billion; 0.70% on assets from $1 billion to $3 billion; and 0.675% on assets over $3 billion to 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion and also eliminated the separate fund accounting service arrangement.

For information regarding the basis of the Board's approval of the management agreement and subadvisory agreement(s) for each Fund, please refer to each Fund's Semi-Annual Report to shareholders for the fiscal period ended April 30, 2020.

Know With Whom You Are Investing

The Manager is not responsible for records maintained by the Subadvisors, custodian, transfer agent or dividend disbursing agent except to the extent expressly provided in the management agreement between the Manager and the Funds.

Pursuant to an agreement with New York Life Investments, JPMorgan Chase Bank, N.A., 383 Madison Avenue, New York, New York 10179 ("JPMorgan") provides sub-administration and sub-accounting services for the Funds. These services include, among other things, calculating daily NAVs of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, JPMorgan is compensated by New York Life Investments.

ADDITIONAL INFORMATION REGARDING FEE WAIVERS

Voluntary

Except as otherwise stated, each voluntary waiver or reimbursement discussed below may be discontinued at any time.

New York Life Investments has agreed to voluntarily waive fees and/or reimburse expenses of the appropriate class of certain MainStay Funds so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the percentages of average daily net assets set forth below.

MainStay Epoch International Choice Fund: Class R1, 1.05%; and Class R2, 1.30%

MainStay MacKay International Equity Fund: Investor Class, 1.85%; Class B, 2.60%; and Class C, 2.60%

MainStay MacKay S&P 500 Index Fund: Investor Class, 0.70%; and SIMPLE Class, 0.95%

MainStay Winslow Large Cap Growth Fund: Class R1, 0.95%

MainStay WMC Enduring Capital Fund: Investor Class, 1.85%; Class B, 2.60%; and Class C, 2.60%

MainStay WMC Growth Fund: Class I, 0.92%

MainStay WMC International Research Equity Fund: Investor Class, 1.95%; and Class C, 2.70%

Prior to the effective date of their current voluntary expense waiver/reimbursement arrangements, certain MainStay Funds had different arrangements in place.

Contractual

In addition to contractual waivers described elsewhere in this Prospectus, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the appropriate class of certain MainStay Funds so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the percentages of average daily net assets set forth below:

MainStay Epoch International Choice Fund: Class I, 0.95%.

MainStay MacKay S&P 500 Index Fund: Class A, 0.60%, with an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes.

MainStay Winslow Large Cap Growth Fund: Class I, 0.88%. In addition, New York Life Investments has contractually agreed to waive a portion of its management fee for the Fund so that the management fee does not exceed 0.550% on assets from $11 billion to $13 billion; and 0.525% on assets over $13 billion.

MainStay WMC International Research Equity Fund: Class A, 1.85%, with an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes except for Class I shares.

All Funds: Class R6

Except as otherwise stated in this Prospectus, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I.

New York Life Investments has contractually agreed to limit the transfer agency expenses charged to any Fund’s share class to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level reimbursements or small account fees.

These agreements will remain in effect until February 28, 2022, except the agreements for MainStay WMC Growth Fund and MainStay WMC International Research Equity Fund, which will remain in effect until February 28, 2023, and shall renew

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automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Funds.

Under the supervision of the Manager, the Subadvisors listed below are responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Funds they oversee. For these services, each Subadvisor is paid a monthly fee by the Manager out of its management fee, not by the Funds. See the SAI for a breakdown of fees.

Candriam Belgium S.A. (“Candriam Belgium”) is located at Avenue des Arts 58, 1000 Brussels, Belgium. Candriam Belgium is a part of Candriam Investors Group, a leading pan-European multi-specialist asset manager with a 20-year track record and a team of approximately 500 experienced professionals. As of December 31, 2020, Candriam Belgium had $116.6 billion in regulatory assets under management. Candriam Belgium is the subadvisor to the MainStay Candriam Emerging Markets Equity Fund.

Epoch Investment Partners, Inc. ("Epoch") is located at 399 Park Avenue, New York, New York 10022. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. As of December 31, 2020, Epoch managed approximately $31.5 billion in assets. Epoch is the subadvisor to the MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund and MainStay Epoch U.S. Equity Yield Fund.

MacKay Shields LLC ("MacKay Shields") is located at 1345 Avenue of the Americas, New York, New York 10105. MacKay Shields was privately held until 1984 when it became a subsidiary of New York Life. As of December 31, 2020, MacKay Shields managed approximately $153.6 billion in assets. MacKay Shields is the subadvisor to the MainStay MacKay International Equity Fund and MainStay MacKay S&P 500 Index Fund.

Wellington Management Company LLP (“Wellington”) has its principal offices at 280 Congress Street, Boston, Massachusetts 02210. As of December 31, 2020, Wellington had over $1 trillion of assets under management. Wellington is the subadvisor to the MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC International Research Equity Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund.

Winslow Capital Management, LLC ("Winslow Capital") is located at 4400 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402. Winslow Capital has been an investment adviser since 1992, and is a wholly-owned subsidiary of Nuveen, LLC (“Nuveen”). As of October 1, 2014, Nuveen is an indirect subsidiary of TIAA. As of December 31, 2020, Winslow Capital managed approximately $27.9 billion in assets. Winslow is the subadvisor to the MainStay Winslow Large Cap Growth Fund.

PORTFOLIO MANAGER BIOGRAPHIES

The following section provides biographical information about the Funds’ portfolio managers. Additional information regarding the portfolio managers' compensation, other accounts they manage and their ownership of shares of the Funds is available in the SAI.

Lee Baker

Mr. Baker has managed the MainStay MacKay S&P 500 Index Fund since 2008. He is a Director at MacKay Shields and has been with the firm or its predecessors since 2005. Mr. Baker is responsible for enhancing the algorithmic trading process for the portfolio management teams. Mr. Baker received his BA in Economics from Occidental College. He has been in the investment management industry since 1998.

Steven D. Bleiberg

Mr. Bleiberg has been a portfolio manager of the MainStay Epoch Capital Growth Fund since 2016. Mr. Bleiberg joined Epoch Investment Partners in 2014, where he is Managing Director and Portfolio Manager. Prior to joining Epoch, Mr. Bleiberg was a portfolio manager with Legg Mason. Mr. Bleiberg holds an AB from Harvard and an MS from the Sloan School of Management at MIT with a concentration in Finance.

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William J. Booth, CFA

Mr. Booth has been a portfolio manager of the MainStay Epoch International Choice Fund since 2017. Mr. Booth joined Epoch in 2009, where he is a Managing Director, Co-Chief Investment Officer and Portfolio Manager. Prior to joining Epoch, Mr. Booth was a consumer and retail analyst at PioneerPath Capital, which is a long/short equity hedge fund. Mr. Booth holds a BS in Chemical Engineering from Yale University and an MBA from New York University’s Leonard N. Stern School of Business. He also holds the Chartered Financial Analyst® (“CFA®”) designation.

Jan Boudewijns

Mr. Boudewijns has managed the MainStay Candriam Emerging Markets Equity Fund since 2017. He has served as Head of Emerging Markets Equity Management for Candriam Investors Group since 2003. Mr. Boudewijns joined Candriam (formerly Bank BACOB) in 1984 and became Fund Manager in 1988 and Senior Fund Manager in 1990. He has experience in Emerging Markets since 1994 and 35 years of investment experience. Mr. Boudewijns graduated with an Agricultural Engineering degree from Katholieke Universiteit Leuven, Belgium.

Patrick M. Burton, CFA

Mr. Burton is a Senior Managing Director and portfolio manager/equity analyst of Winslow Capital and has been with the firm since 2010. Mr. Burton has been part of the investment management team for the MainStay Winslow Large Cap Growth Fund since 2013. Prior to joining Winslow Capital, Mr. Burton was a Senior Equity Research Analyst at Thrivent Asset Management from 2009 to 2010. Prior to that, Mr. Burton was a Managing Director with Citigroup Investments from 1999 to 2009. Mr. Burton received his BS with distinction in Finance from the University of Minnesota. He is also a CFA® charterholder.

Peter W. Carpi, CFA

Mr. Carpi has managed the MainStay WMC Small Companies Fund since March 2021. He is a Managing Director and Portfolio Manager and joined Wellington in 2005. Mr. Carpi has 18 years of investment management experience. He earned his MBA from Stanford University (2005) and his BSE in electrical engineering from the University of Pennsylvania (Moore, 2000). Additionally, Mr. Carpi holds the Chartered Financial Analyst designation

Carlos Garcia-Tunon, CFA

Mr. Garcia-Tunon is a Senior Managing Director at MacKay Shields and Head of the Fundamental Equity Team, as well as the team’s Lead Portfolio Manager. He has been a portfolio manager for the MainStay MacKay International Equity Fund since 2013. Prior to 2011, Mr. Garcia-Tunon was a Vice President and Portfolio Manager at Morgan Stanley Investment Management, focusing on international and global equities. He received his MBA from the Wharton School of the University of Pennsylvania, where he was a Robert Toigo Foundation fellow, and obtained his BS in finance from Georgetown University. He has been in the investment management industry since 1999. He is a CFA® charterholder.

Adam H. Illfelder, CFA

Mr. Illfelder has managed the MainStay WMC Value Fund since April 2021. He is Senior Managing Director and Portfolio Manager and joined Wellington in 2005. Mr. Illfelder has 23 years of investment management experience. He earned his MBA from Northwestern University (Kellogg, 2001) and his BS in economics from the University of Pennsylvania (1997). Additionally, Mr. Illfelder is a CFA® charterholder and is a member of the CFA Institute.

Justin H. Kelly, CFA

Mr. Kelly is the Chief Executive Officer, Chief Investment Officer, and a portfolio manager of Winslow Capital, and has been with the firm since 1999. Mr. Kelly has been part of the investment management team for the MainStay Winslow Large Cap Growth Fund since 2005. Mr. Kelly graduated summa cum laude from Babson College in 1993 with a BS in Finance/Investments. He is also a CFA® charterholder.

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Ian Murdoch, CFA

Mr. Murdoch is a Managing Director at MacKay Shields and has been a portfolio manager for the MainStay MacKay International Equity Fund since 2017. Mr. Murdoch has been with the firm, including predecessor entities, since 2009. He received his BA from Columbia University. He has been in the investment management industry since 2000. He is a CFA® charterholder.

Francis J. Ok

Mr. Ok has managed the MainStay MacKay S&P 500 Index Fund since 1996. Mr. Ok is a Managing Director at MacKay Shields and has been with the firm or its predecessors since 1994. Mr. Ok is also responsible for managing and running the equity trading desk. Mr. Ok holds a BS in Economics from Northeastern University.

Glen Petraglia, CFA

Mr. Petraglia has been a portfolio manager of the MainStay Epoch International Choice Fund since 2018. He is a Managing Director, portfolio manager and senior equity research analyst of Epoch Investment Partners, Inc. Prior to joining Epoch in 2014, Mr. Petraglia was a generalist portfolio manager and an analyst at Standard Life Investments in Boston, where he focused on consumer staples, restaurants and regional banks. Before Standard Life, he held positions at Citigroup and Nabisco. He received his BS from Providence College and an MBA from New York University’s Leonard N. Stern School of Business. Mr. Petraglia is a CFA® charterholder.

William W. Priest, CFA

Mr. Priest has been a portfolio manager of the MainStay Epoch Global Equity Yield Fund and MainStay Epoch U.S. Equity Yield Fund since 2009, and the MainStay Epoch Capital Growth Fund since 2016. Mr. Priest founded Epoch in 2004, where he is Chief Executive Officer, Co-Chief Investment Officer and Portfolio Manager. Mr. Priest is a graduate of Duke University and the University of Pennsylvania's Wharton School of Business. He is also a CFA® charterholder.

Mary L. Pryshlak, CFA

Ms. Pryshlak has managed the MainStay WMC International Research Equity Fund since March 2021. She is a Senior Managing Director and Head of the Investment Research group at Wellington. Ms. Pryshlak joined Wellington in 2004 and had 27 years of investment management experience. She received her BA in economics and French from Rutgers College (1993). Ms. Pryshlak also holds the Chartered Financial Analyst designation and is a member of the Association of Insurance and Financial Analysts (AIFA), the CFA Institute, and the CFA Society Boston.

Lawrence Rosenberg, CFA

Mr. Rosenberg is a Managing Director at MacKay Shields and has been a portfolio manager for the MainStay MacKay International Equity Fund since 2017. Mr. Rosenberg has been with the firm, including predecessor entities, since 2008. He received a BS in Electrical Engineering from The Johns Hopkins University and obtained a Bachelor in Music from The Peabody Conservatory of Music. He has been in the investment management industry since 1998 and is a CFA® charterholder.

Lamine Saidi

Mr. Saidi has managed the MainStay Candriam Emerging Markets Equity Fund since 2017. He has served as Senior Fund Manager in charge of Emerging Latin America for Candriam Investors Group since 2005. Mr. Saidi has over 11 years of Emerging Markets experience. He was previously with Fortis Investment and Swisscorp Financial Advisory. Mr. Saidi graduated with an undergraduate degree in Banking and Financial Econometrics and a Master’s degree in Finance from University of Aix-en-Provence in France.

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Philip Screve

Mr. Screve has managed the MainStay Candriam Emerging Markets Equity Fund since 2017. He has served as Senior Fund Manager in charge of Central and East European Emerging Markets for Candriam Investors Group since 2003. Mr. Screve joined Candriam (formerly Bank BACOB) in 1992 and has been a Senior Equity Fund Manager since 1998. He has over 18 years of Emerging Markets experience. Mr. Screve holds a Master’s degree in Commerce and Finance from the Vlekho Business School in Belgium.

David J. Siino, CFA, CAIA

Mr. Siino has been a portfolio manager of the MainStay Epoch Capital Growth Fund since 2016. Mr. Siino joined Epoch in 2007, where he is a Managing Director, Portfolio Manager and Senior Research Analyst. Prior to joining Epoch in 2007, Mr. Siino was a research analyst with Gabelli & Company where he was responsible for covering the financial services sector, overseeing the automotive sector research team and making buy/sell recommendations for the Gabelli mutual funds. Mr. Siino holds a BA from Hofstra University and an MBA from Baruch College. He is also a CFA®charterholder and a Chartered Alternative Investment Analyst.

Andrew J. Shilling, CFA

Mr. Shilling has managed MainStay WMC Growth Fund since March 2021. He is a Senior Managing Director and Equity Portfolio Manager and joined Wellington in 1999. Mr. Shilling has 29 years of investment management experience. He earned his MBA from Dartmouth College (Tuck, 1994) and his BA in economics, cum laude, from Amherst College (1989). Additionally, Mr. Shilling holds the Chartered Financial Analyst designation.

John Tobin, PhD, CFA

Mr. Tobin has been a portfolio manager for the MainStay Epoch U.S. Equity Yield Fund since 2013 and the MainStay Epoch Global Equity Yield Fund since 2014. Mr. Tobin joined Epoch in 2012 and is a Managing Director, Portfolio Manager and Senior Research Analyst. His primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Mr. Tobin has over 34 years of experience. Mr. Tobin received AB, AM and PhD degrees in Economics from Fordham University and is a CFA® charterholder.

Kera Van Valen, CFA

Ms. Van Valen has been a portfolio manager of the MainStay Epoch U.S. Equity Yield Fund since 2013 and the MainStay Epoch Global Equity Yield Fund since 2014. Ms. Van Valen joined Epoch in 2005 and is a Managing Director, Portfolio Manager and Senior Research Analyst. Her primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining the Global Equity team, Ms. Van Valen was an analyst within Epoch’s Quantitative Research & Risk Management team. Ms. Van Valen received her BA in Mathematics from Colgate University and her MBA from Columbia Business School and is a CFA® charterholder.

Michael A. Welhoelter, CFA

Mr. Welhoelter has been a portfolio manager of the MainStay Epoch Global Equity Yield Fund and the MainStay Epoch U.S. Equity Yield Fund since 2009, the MainStay Epoch Capital Growth Fund since 2016, and the MainStay Epoch International Choice Fund since 2017. Mr. Welhoelter joined Epoch in 2005 and is a Managing Director, Co-Chief Investment Officer, Portfolio Manager and Head of Risk Management. Mr. Welhoelter holds a BA in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts. Mr. Welhoelter is also a CFA® charterholder.

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Mark A. Whitaker, CFA

Mr. Whitaker has managed MainStay WMC Enduring Capital Fund since March 2021. He is a Senior Managing Director and Equity Portfolio Manager and joined Wellington in 2004. Mr. Whitaker has 19 years of investment management experience. He earned his MBA from Stanford University (2004) and his BS in business administration from the University of Kansas, Lawrence (1999). Additionally, Mr. Whitaker holds the Chartered Financial Analyst designation.

Jonathan G. White, CFA

Mr. White has managed the MainStay WMC International Research Equity Fund since March 2021. He is a Managing Director and the Director of the Research Portfolios for Investment Research group at Wellington. Mr. White joined Wellington in 1999 and has 26 years of investment management experience. He received his MBA, magna cum laude, from Babson College (Olin, 2002) and his BBA in finance, cum laude, from the University of Massachusetts (1994). Additionally, he holds the Chartered Financial Analyst designation.

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MAINSTAY WMC ENDURING CAPITAL FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Wellington Public Permanent Capital Composite is provided to illustrate the past performance of Wellington, the MainStay WMC Enduring Capital Fund’s Subadvisor, in managing all accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Wellington has managed discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since September 2019. Mark Whitaker is the current portfolio manager of the accounts. Since inception of the accounts, no other person played a significant role in achieving the accounts’ performance. The accounts are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

The performance of the Composite is compared against the Russell 3000 Index, the Composite’s primary benchmark. The performance of the Fund is compared against the S&P 500 Index, the Fund’s primary benchmark. While not managed to a specific Index, Wellington believes that the S&P 500 Index provides a suitable reference benchmark for the Fund. The S&P 500 Index is a capitalization-weighted Index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 3000 Index and S&P 500 Index are unmanaged and it is not possible to invest directly in an index.

The net and gross of fees performance reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

AS EXPLAINED ABOVE, THE HISTORICAL PERFORMANCE OF THE COMPOSITE IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUTURE RESULTS.

The Fund’s actual performance may differ significantly from the past performance of the Composite.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	S&P 500 Index (Gross)	Russell 3000 Index (Gross)
2020	18.58%	19.16%	18.40%	20.89%

Annualized Returns as of 12/31/2020
1 Year	18.58%	19.16%	18.40%	20.89%
Since Inception (9/30/2019)	20.27%	20.86%	22.70%	24.78%

Note: The Composite is composed of five or fewer discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The accounts are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

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MAINSTAY WMC GROWTH FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Wellington Growth Composite is provided to illustrate the past performance of Wellington, the MainStay WMC Growth Fund’s Subadvisor, in managing all accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Wellington has managed discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since December 1984. Andrew Shilling is the current portfolio manager of the accounts. Since inception of the accounts, Robert Rands acted as a portfolio manager from December 1984 until December 2006, and David Scudder acted as a portfolio manager from December 1984 until December 1998. The Composite includes accounts that are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

The performance of the Composite is compared against the Russell 1000 Growth Index, the Composite’s and the Fund’s primary benchmark. Wellington believes that the Russell 1000 Growth Index aligns with the Fund’s market cap and growth orientation over time. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. The Russell 1000 Growth Index is unmanaged and it is not possible to invest directly in an index.

The net and gross of fees performance reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

AS EXPLAINED ABOVE, THE HISTORICAL PERFORMANCE OF THE COMPOSITE IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUTURE RESULTS.

The Fund’s actual performance may differ significantly from the past performance of the Composite.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	Russell 1000 Growth Index (Gross)
2020	42.94%	43.78%	38.49%
2019	40.69%	41.52%	36.39%
2018	1.56%	2.17%	-1.51%
2017	34.32%	35.10%	30.21%
2016	0.23%	0.84%	7.08%
2015	10.42%	11.08%	5.67%
2014	12.27%	12.94%	13.05%
2013	36.10%	36.90%	33.48%
2012	19.17%	19.88%	15.26%
2011	-8.73%	-8.17%	2.64%

Annualized Returns as of 12/31/2020
1 Year	42.94%	43.78%	38.49%
5 Years	22.42%	23.15%	21.00%
10 Years	17.57%	18.27%	17.21%
Since Inception (12/31/1984)	12.28%	12.95%	11.99%

Note: The Composite is composed of sixteen discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The Composite includes accounts that are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

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MAINSTAY WMC SMALL COMPANIES FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Wellington Small Companies Composite is provided to illustrate the past performance of Wellington, the MainStay WMC Small Companies Fund’s Subadvisor, in managing all accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Wellington has managed discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since August 2017. Peter Carpi is the current portfolio manager of the accounts. Since inception of the accounts, no other person played a significant role in achieving the accounts’ performance. The accounts are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

The performance of the Composite is compared against the Russell 2000 Index, the Composite’s and the Fund’s primary benchmark. Wellington believes that the Russell 2000 Index aligns with the characteristics of companies in the Fund. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is unmanaged and it is not possible to invest directly in an index.

The net and gross of fees performance reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

AS EXPLAINED ABOVE, THE HISTORICAL PERFORMANCE OF THE COMPOSITE IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUTURE RESULTS.

The Fund’s actual performance may differ significantly from the past performance of the Composite.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	Russell 2000 Index (Gross)
2020	29.00%	30.14%	19.96%
2019	38.77%	39.99%	25.52%
2018	-12.29%	-11.49%	-11.01%

Annualized Returns as of 12/31/2020
1 Year	29.00%	30.14%	19.96%
2 Years	33.79%	34.98%	22.71%
3 Years	16.23%	17.27%	10.25%
Since Inception (8/31/17)	18.44%	19.50%	12.28%

Note: The Composite is composed of six discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The accounts are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

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MAINSTAY WMC VALUE FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Wellington Value Composite is provided to illustrate the past performance of Wellington, the MainStay WMC Value Fund’s Subadvisor, in managing all accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Wellington has managed discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since December 1984. Adam Illfelder is the current portfolio manager of the accounts. Since inception of the accounts, Karen Grimes acted as portfolio manager from March 2008 until December 2018, Jack Ryan acted as portfolio manager from June 1992 until March 2008, and John Nyheim acted as portfolio manager from December 1984 until June 1992. The Composite include accounts that are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

The performance of the Composite is compared against the Russell 1000 Value Index, the Composite’s and the Fund’s primary benchmark. Wellington believes that the Russell 1000 Value Index aligns with the Fund’s style and capitalization biases. The Russell 1000 Value Index measures the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is unmanaged and it is not possible to invest directly in an index.

The net and gross of fees performance reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

AS EXPLAINED ABOVE, THE HISTORICAL PERFORMANCE OF THE COMPOSITE IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUTURE RESULTS.

The Fund’s actual performance may differ significantly from the past performance of the Composite.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	Russell 1000 Value Index (Gross)
2020	1.84%	2.46%	2.80%
2019	27.80%	28.55%	26.54%
2018	-10.11%	-9.56%	-8.27%
2017	15.45%	16.14%	13.66%
2016	13.67%	14.35%	17.34%
2015	-2.99%	-2.40%	-3.83%
2014	11.52%	12.18%	13.45%
2013	31.65%	32.43%	32.53%
2012	16.72%	17.42%	17.51%
2011	-1.85%	-1.26%	0.39%
Annualized Returns as of 12/31/2020
1 Year	1.84%	2.46%	2.80%
5 Years	8.95%	9.61%	9.74%
10 Years	9.62%	10.27%	10.50%
Since Inception (12/31/1984)	11.12%	11.79%	10.92%

Note: The Composite is composed of five or fewer discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The Composite includes accounts that are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

Know With Whom You Are Investing

MAINSTAY WMC INTERNATIONAL RESEARCH EQUITY FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Wellington International Research Equity All Country Broad Composite is provided to illustrate the past performance of Wellington, the MainStay WMC International Research Equity Fund’s Subadvisor, in managing all accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Wellington has managed discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since February 1993. Mary Pryshlak and Jonathan White are the current portfolio managers of the accounts. The accounts are managed by 221 of Wellington’s 551 global industry analysts, under the overall supervision of Mary Pryshlak, Director, Investment Research. Jonathan White, Director, Research Portfolios has broad oversight for the day-to-day operations of the Global Industry Research product platform and Solutions Portfolio Manager Staci Jackson works with the analysts to implement their investment ideas and to ensure the structural integrity of the portfolio. The accounts are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

1 As of 12/31/2020.

The performance of the Composite is compared against the MSCI All Country World ex-USA Index (both net and gross), the Composite’s and the Fund’s primary benchmark. Wellington Management Company believes that the MSCI All Country World ex-USA Index aligns with the Fund’s core non-U.S. equity positioning. The MSCI All Country World ex-USA Index is a free float-adjusted market capitalization weighted index that captures large and mid cap representation across Developed Markets countries, excluding the US, and Emerging Markets countries. The MSCI All Country World ex-USA Index is unmanaged and it is not possible to invest directly in an index.

The net and gross of fees performance reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

AS EXPLAINED ABOVE, THE HISTORICAL PERFORMANCE OF THE COMPOSITE IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUTURE RESULTS.

The Fund’s actual performance may differ significantly from the past performance of the Composite.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	MSCI All Country World ex-USA Index (Net)	MSCI All Country World ex-USA Index (Gross)
2020	11.00%	11.83%	10.65%	11.13%
2019	22.98%	23.89%	21.51%	22.13%
2018	-14.24%	-13.58%	-14.20%	-13.77%
2017	31.62%	32.59%	27.19%	27.77%
2016	1.70%	2.47%	4.50%	5.01%
2015	-0.08%	0.68%	-5.66%	-5.25%
2014	-4.47%	-3.75%	-3.87%	-3.44%
2013	21.13%	22.03%	15.29%	15.78%
2012	15.62%	16.48%	16.83%	17.39%
2011	-13.43%	-12.77%	-13.71%	-13.33%

Annualized Returns as of 12/31/2020
1 Year	11.00%	11.83%	10.65%	11.13%
5 Years	9.40%	10.22%	8.93%	9.44%
10 Years	6.14%	6.93%	4.92%	5.40%
Since Inception (1/31/1993)*	8.60%	9.41%	N/A	7.58%

Know With Whom You Are Investing

Since Inception (12/1/2009)*	6.93%	7.73%	5.63%	6.11%

*Additional disclosure: The composite has an uninterrupted performance track record from February 1, 1993 to September 30, 2009, a "performance gap" from October 1, 2009 to November 30, 2009, and an uninterrupted performance track-record from December 1, 2009 to present.

Note: The Composite is composed of five or fewer discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The accounts are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

Know With Whom You Are Investing

MAINSTAY EPOCH CAPITAL GROWTH FUND: PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

The performance data for the Global Equity Capital Reinvestment Composite is provided to illustrate the past performance of Epoch, the MainStay Epoch Capital Growth Fund’s Subadvisor, in managing all discretionary accounts that have an investment objective, strategies and policies substantially similar to the Fund (the “Composite”). You should not consider the performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, fees and expenses, asset sizes and cash flows between the Fund and the accounts comprising the Composite. If the performance had been adjusted to reflect the Fund’s fees and expenses, returns would have been lower than those shown.

Epoch has managed two discretionary accounts with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Fund since July 1, 2013. William W. Priest, Steven D. Bleiberg, Michael A. Welhoelter and David J. Siino, the Fund’s portfolio managers, are the current portfolio managers of the accounts. Messrs. Priest and Welhoelter have been portfolio managers of the accounts since their inception. Mr. Bleiberg has been part of the portfolio management team since 2014 and became a named portfolio manager on December 31, 2015. Mr. Siino became a named portfolio manager on September 22, 2016. Since inception of the accounts, no other person played a significant role in achieving the accounts’ performance. The accounts are not registered investment companies and as such are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act, and the Internal Revenue Code, to which the Fund, as a registered investment company, is subject. If the accounts were subject to all the requirements and limitations applicable to the Fund, the Composite’s performance might have been adversely affected.

The performance of the Composite is compared against the MSCI World Index (net), the Composite’s and the Fund’s benchmark. The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (net) is unmanaged, and it is not possible to invest directly in the index.

The net and gross of fees performance reflects the deduction of all trading expenses and the reinvestment of dividends and other earnings. Net performance is presented after deduction of all fees and expenses, including management fees. Gross of fee performance does not reflect deductions of advisory fees or other expenses that may be incurred in the management of the account.

Calendar Year Returns	Performance Net of Fees	Performance Gross of Fees	MSCI World Index (Net)
2020	29.74%	30.27%	15.90%
2019	29.15%	29.63%	27.67%
2018	-8.39%	-7.91%	-8.71%
2017	27.72%	28.24%	22.40%
2016	5.23%	5.64%	7.51%
2015	0.83%	1.69%	-0.87%
2014	5.22%	6.11%	4.94%
2013*	15.02%	15.50%	16.83%

Annualized Returns as of 12/31/2020
1 Year	29.74%	30.27%	15.90%
5 Years	15.61%	16.07%	12.19%
Since Inception (7/1/13)	13.10%	13.74%	10.82%

* Represents period starting July 1, 2013 (Composite inception date) through December 31, 2013.

Note: The Composite is composed of two discretionary accounts. The accounts included in the Composite were valued by third-party pricing services throughout the period. The accounts are not registered with the SEC. Performance for the Composite has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. Composite returns are calculated in compliance with the Global Investment Performance Standards (“GIPS®”) on a trade date basis, and include accrued income and capital gains. The above performance data are provided solely to illustrate the Subadvisor’s experience in managing an investment strategy substantially similar to that of the Fund. Other methods of computing returns may produce different results, and the results for different periods will vary.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five fiscal years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and capital gain distributions and excluding all sales charges). This information has been audited by KPMG LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

Financial Highlights

MainStay Candriam Emerging Markets Equity Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,		November 15, 2017^ through October 31,
Class A	2020	2019	2018
Net asset value at beginning of period	$ 8.97	$ 7.98	$ 10.00

Net investment income (loss) (a)	0.02	0.10	0.05
Net realized and unrealized gain (loss) on investments	1.88	0.94	(2.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.03)	(0.01)	(0.03)

Total from investment operations	1.87	1.03	(2.02)

Less distributions:
From net investment income	(0.18)	(0.04)	—

Net asset value at end of period	$ 10.66	$ 8.97	$ 7.98

Total investment return (b)	21.14%	12.96%	(20.20%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.22%	1.18%	0.51% ††
Net expenses (c)	1.50%	1.50%	1.50% ††
Expenses (before waiver/reimbursement) (c)	2.00%	1.77%	1.89% ††
Portfolio turnover rate	122%	107%	80%
Net assets at end of period (in 000’s)	$ 1,111	$ 77	$ 35

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,		November 15, 2017^ through October 31,
Investor Class	2020	2019	2018
Net asset value at beginning of period	$ 8.95	$ 7.97	$ 10.00

Net investment income (loss) (a)	0.02	0.07	0.05
Net realized and unrealized gain (loss) on investments	1.87	0.95	(2.05)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.03)	(0.01)	(0.03)

Total from investment operations	1.86	1.01	(2.03)

Less distributions:
From net investment income	(0.16)	(0.03)	—

Net asset value at end of period	$ 10.65	$ 8.95	$ 7.97

Total investment return (b)(c)	21.11%	12.71%	(20.30%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.17%	0.76%	0.53% ††
Net expenses (d)	1.52%	1.66%	1.68% ††
Expenses (before waiver/reimbursement) (d)	2.03%	1.92%	2.03% ††
Portfolio turnover rate	122%	107%	80%
Net assets at end of period (in 000’s)	$ 360	$ 121	$ 108

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay Candriam Emerging Markets Equity Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,		November 15, 2017^ through October 31,
Class C	2020	2019	2018
Net asset value at beginning of period	$ 8.85	$ 7.91	$ 10.00

Net investment income (loss) (a)	(0.05)	(0.01)	0.00 ‡
Net realized and unrealized gain (loss) on investments	1.86	0.96	(2.06)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.03)	(0.01)	(0.03)

Total from investment operations	1.78	0.94	(2.09)

Less distributions:
From net investment income	(0.11)	—	—

Net asset value at end of period	$ 10.52	$ 8.85	$ 7.91

Total investment return (b)	20.23%	11.88%	(20.90%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.52%)	(0.13%)	0.04% ††
Net expenses (c)	2.27%	2.40%	2.44% ††
Expenses (before waiver/reimbursement) (c)	2.78%	2.67%	2.73% ††
Portfolio turnover rate	122%	107%	80%
Net assets at end of period (in 000’s)	$ 217	$ 56	$ 93

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,		November 15, 2017^ through October 31,
Class I	2020	2019	2018
Net asset value at beginning of period	$ 8.99	$ 8.00	$ 10.00

Net investment income (loss) (a)	0.05	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	1.90	1.08	(2.01)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.03)	(0.01)	(0.02)

Total from investment operations	1.92	1.05	(2.00)

Less distributions:
From net investment income	(0.14)	(0.06)	(0.00)‡

Net asset value at end of period	$ 10.77	$ 8.99	$ 8.00

Total investment return (b)	21.60%	13.28%	(19.99%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.55%	(0.26%)	0.34% ††
Net expenses (c)	1.15%	1.15%	1.19% ††
Expenses (before waiver/reimbursement) (c)	1.79%	1.52%	1.79% ††
Portfolio turnover rate	122%	107%	80%
Net assets at end of period (in 000’s)	$ 30	$ 40	$ 7,934

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay Candriam Emerging Markets Equity Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,		November 15, 2017^ through October 31,
Class R6	2020	2019	2018
Net asset value at beginning of period	$ 9.00	$ 8.01	$ 10.00

Net investment income (loss) (a)	0.05	0.10	0.14
Net realized and unrealized gain (loss) on investments	1.89	0.96	(2.10)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.03)	(0.01)	(0.03)

Total from investment operations	1.91	1.05	(1.99)

Less distributions:
From net investment income	(0.20)	(0.06)	(0.00)‡

Net asset value at end of period	$ 10.71	$ 9.00	$ 8.01

Total investment return (b)	21.61%	13.29%	(19.89%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.51%	1.11%	1.54% ††
Net expenses (c)	1.15%	1.15%	1.15% ††
Expenses (before waiver/reimbursement) (c)	1.53%	1.42%	1.43% ††
Portfolio turnover rate	122%	107%	80%
Net assets at end of period (in 000’s)	$ 83,230	$ 49,111	$ 62,635

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay Epoch Capital Growth Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,				June 30, 2016^ through October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 13.20	$ 12.21	$ 12.55	$ 10.10	$ 10.00

Net investment income (loss)	0.00 (a)‡	0.07 (a)	0.07 (a)	0.05 (a)	0.01
Net realized and unrealized gain (loss) on investments	1.92	1.81	0.02	2.42	0.09
Net realized and unrealized gain (loss) on foreign currency transactions ‡	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total from investment operations	1.92	1.88	0.09	2.47	0.10

Less distributions:
From net investment income	(0.07)	(0.08)	(0.07)	(0.02)	—
From net realized gain on investments	(0.62)	(0.81)	(0.36)	—	—

Total distributions	(0.69)	(0.89)	(0.43)	(0.02)	—

Net asset value at end of period	$ 14.43	$ 13.20	$ 12.21	$ 12.55	$ 10.10

Total investment return (b)	15.31%	16.82%	0.63%	24.52%	1.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.01%	0.58%	0.57%	0.46%	0.22%††
Net expenses (c)	1.13%	1.15%	1.15%	1.15%	1.20%††
Expenses (before waiver/reimbursement) (c)	1.16%	1.27%	1.15%	1.15%	1.61%††
Portfolio turnover rate	43%	46%	51%	56%	26%
Net assets at end of period (in 000’s)	$ 6,733	$ 4,041	$ 268	$ 110	$ 25

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay Epoch Capital Growth Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,				June 30, 2016^ through October 31,

Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 13.16	$ 12.18	$ 12.54	$ 10.10	$ 10.00

Net investment income (loss)	(0.02)(a)	0.04 (a)	0.05 (a)	0.05 (a)	0.01
Net realized and unrealized gain (loss) on investments	1.92	1.80	0.01	2.41	0.09
Net realized and unrealized gain (loss) on foreign currency transactions ‡	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total from investment operations	1.90	1.84	0.06	2.46	0.10

Less distributions:
From net investment income	(0.04)	(0.05)	(0.06)	(0.02)	—
From net realized gain on investments	(0.62)	(0.81)	(0.36)	—	—

Total distributions	(0.66)	(0.86)	(0.42)	(0.02)	—

Net asset value at end of period	$ 14.40	$ 13.16	$ 12.18	$ 12.54	$ 10.10

Total investment return (b)	15.14%	16.42%	0.40%	24.43%	1.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.17%)	0.30%	0.40%	0.39%	0.23%††
Net expenses (c)	1.34%	1.43%	1.40%	1.27%	1.20%††
Expenses (before waiver/reimbursement) (c)	1.36%	1.54%	1.40%	1.27%	1.61%††
Portfolio turnover rate	43%	46%	51%	56%	26%
Net assets at end of period (in 000’s)	$ 1,416	$ 1,177	$ 78	$ 75	$ 25

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay Epoch Capital Growth Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,				June 30, 2016^ through October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 12.97	$ 12.04	$ 12.44	$ 10.08	$ 10.00

Net investment income (loss)	(0.12)(a)	(0.06)(a)	(0.05)(a)	(0.03)(a)	(0.02)
Net realized and unrealized gain (loss) on investments	1.87	1.80	0.01	2.39	0.10
Net realized and unrealized gain (loss) on foreign currency transactions ‡	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total from investment operations	1.75	1.74	(0.04)	2.36	0.08

Less distributions:
From net realized gain on investments	(0.62)	(0.81)	(0.36)	—	—

Net asset value at end of period	$ 14.10	$ 12.97	$ 12.04	$ 12.44	$ 10.08

Total investment return (b)	14.24%	15.59%	(0.38%)	23.41%	0.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.92%)	(0.46%)	(0.40%)	(0.27%)	(0.50%)††
Net expenses (c)	2.09%	2.17%	2.15%	1.99%	1.95% ††
Expenses (before waiver/reimbursement) (c)	2.11%	2.27%	2.15%	1.99%	2.36% ††
Portfolio turnover rate	43%	46%	51%	56%	26%
Net assets at end of period (in 000’s)	$ 1,152	$ 1,236	$ 41	$ 41	$ 25

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,				June 30, 2016^ through October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 13.23	$ 12.24	$ 12.57	$ 10.11	$ 10.00

Net investment income (loss)	0.04 (a)	0.08 (a)	0.11 (a)	0.09 (a)	0.02
Net realized and unrealized gain (loss) on investments	1.92	1.83	0.01	2.40	0.09
Net realized and unrealized gain (loss) on foreign currency transactions ‡	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total from investment operations	1.96	1.91	0.12	2.49	0.11

Less distributions:
From net investment income	(0.10)	(0.11)	(0.09)	(0.03)	—
From net realized gain on investments	(0.62)	(0.81)	(0.36)	—	—

Total distributions	(0.72)	(0.92)	(0.45)	(0.03)	—

Net asset value at end of period	$ 14.47	$ 13.23	$ 12.24	$ 12.57	$ 10.11

Total investment return (b)	15.58%	17.11%	0.87%	24.74%	1.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.29%	0.66%	0.83%	0.78%	0.63%††
Net expenses (c)	0.90%	0.90%	0.90%	0.93%	0.95%††
Expenses (before waiver/reimbursement) (c)	0.93%	1.00%	0.90%	0.93%	1.36%††
Portfolio turnover rate	43%	46%	51%	56%	26%
Net assets at end of period (in 000’s)	$ 56,502	$ 119,464	$ 106,925	$ 107,596	$ 82,970

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay Epoch Global Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.75	$ 18.38	$ 19.66	$ 17.42	$ 18.83

Net investment income (loss) (a)	0.46	0.57	0.60	0.49	0.53
Net realized and unrealized gain (loss) on investments	(2.59)	1.42	(1.30)	2.24	(0.41)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.13)	1.99	(0.70)	2.73	0.12

Less distributions:

From net investment income	(0.45)	(0.59)	(0.56)	(0.49)	(0.51)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.79)	(1.62)	(0.58)	(0.49)	(1.53)

Net asset value at end of year	$ 15.83	$ 18.75	$ 18.38	$ 19.66	$ 17.42

Total investment return (b)	(11.48%)	11.66%	(3.64%)	15.88%	0.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.74%	3.17%	3.07%	2.62%	2.97%
Net expenses (c)	1.09% (d)	1.10%(d)	1.10%	1.14%	1.11%(d)
Expenses (before waiver/reimbursement) (c)	1.14%	1.14%	1.16%	1.14%	1.11%
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 103,166	$ 125,791	$ 134,136	$ 782,204	$ 900,737

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

	Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.72	$ 18.35	$ 19.63	$ 17.39	$ 18.80

Net investment income (loss) (a)	0.46	0.57	0.54	0.49	0.53
Net realized and unrealized gain (loss) on investments	(2.59)	1.42	(1.24)	2.25	(0.41)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.13)	1.99	(0.70)	2.74	0.12

Less distributions:
From net investment income	(0.45)	(0.59)	(0.56)	(0.50)	(0.51)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.79)	(1.62)	(0.58)	(0.50)	(1.53)

Net asset value at end of year	$ 15.80	$ 18.72	$ 18.35	$ 19.63	$ 17.39

Total investment return (b)	(11.53%)	11.67%	(3.65%)	15.93%	0.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.70%	3.15%	2.80%	2.66%	3.04%
Net expenses (c)	1.13% (d)	1.11%(d)	1.10%	1.11%	1.11%(d)
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 7,897	$ 10,067	$ 9,582	$ 10,849	$ 10,419

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Financial Highlights

MainStay Epoch Global Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.62	$ 18.25	$ 19.53	$ 17.30	$ 18.71

Net investment income (loss) (a)	0.34	0.44	0.40	0.35	0.40
Net realized and unrealized gain (loss) on investments	(2.57)	1.41	(1.25)	2.24	(0.41)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.23)	1.85	(0.85)	2.59	(0.01)

Less distributions:
From net investment income	(0.32)	(0.45)	(0.41)	(0.36)	(0.38)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.66)	(1.48)	(0.43)	(0.36)	(1.40)

Net asset value at end of year	$ 15.73	$ 18.62	$ 18.25	$ 19.53	$ 17.30

Total investment return (b)	(12.14%)	10.88%	(4.41%)	15.08%	0.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.00%	2.47%	2.08%	1.91%	2.26%
Net expenses (c)	1.84% (d)	1.85%(d)	1.84%	1.86%	1.86%(d)
Expenses (before waiver/reimbursement) (c)	1.88%	1.87%	1.85%	1.86%	1.86%
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 42,298	$ 97,872	$ 138,182	$ 189,291	$ 221,557

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.72	$ 18.34	$ 19.63	$ 17.39	$ 18.80

Net investment income (loss) (a)	0.50	0.62	0.59	0.53	0.57
Net realized and unrealized gain (loss) on investments	(2.59)	1.43	(1.25)	2.25	(0.40)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.09)	2.05	(0.66)	2.78	0.17

Less distributions:
From net investment income	(0.50)	(0.64)	(0.61)	(0.54)	(0.56)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.84)	(1.67)	(0.63)	(0.54)	(1.58)

Net asset value at end of year	$ 15.79	$ 18.72	$ 18.34	$ 19.63	$ 17.39

Total investment return (b)	(11.31%)	12.03%	(3.44%)	16.20%	1.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.98%	3.44%	3.03%	2.87%	3.25%
Net expenses (c)	0.84% (d)	0.85%(d)	0.85%	0.89%	0.86%(d)
Expenses (before waiver/reimbursement) (c)	0.89%	0.89%	0.91%	0.89%	0.86%
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 1,106,793	$ 1,657,341	$ 2,279,815	$ 2,850,185	$ 2,817,292

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)  Net of interest expense of less than 0.01%.

Financial Highlights

MainStay Epoch Global Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.77	$ 18.39	$ 19.67	$ 17.42	$ 18.83

Net investment income (loss) (a)	0.44	0.55	0.50	0.48	0.50
Net realized and unrealized gain (loss) on investments	(2.60)	1.42	(1.24)	2.25	(0.39)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.16)	1.97	(0.74)	2.73	0.11

Less distributions:

From net investment income	(0.43)	(0.56)	(0.52)	(0.48)	(0.50)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.77)	(1.59)	(0.54)	(0.48)	(1.52)

Net asset value at end of year	$ 15.84	$ 18.77	$ 18.39	$ 19.67	$ 17.42

Total investment return (b)	(11.66%)	11.55%	(3.81%)	15.83%	0.77%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.59%	3.02%	2.60%	2.58%	2.86%
Net expenses (c)	1.24% (d)	1.24%(d)	1.27%	1.23%	1.21%(d)
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 459	$ 632	$ 583	$ 293	$ 374

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

	Year ended October 31,				February 29, 2016^ through October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 18.74	$ 18.36	$ 19.65	$ 17.41	$ 16.80

Net investment income (loss) (a)	0.40	0.53	0.47	0.29	0.29
Net realized and unrealized gain (loss) on investments	(2.60)	1.40	(1.26)	2.39	0.69
Net realized and unrealized gain (loss) on foreign currency transactions	0.00 ‡	(0.00)‡	(0.00)‡	0.00 ‡	0.01

Total from investment operations	(2.20)	1.93	(0.79)	2.68	0.99

Less distributions:
From net investment income	(0.38)	(0.52)	(0.48)	(0.44)	(0.38)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	—

Total distributions	(0.72)	(1.55)	(0.50)	(0.44)	(0.38)

Net asset value at end of period	$ 15.82	$ 18.74	$ 18.36	$ 19.65	$ 17.41

Total investment return (b)	(11.87%)	11.28%	(4.10%)	15.53%	5.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.33%	2.92%	2.42%	1.54%	2.42%††
Net expenses (c)	1.49% (d)	1.49%(d)	1.52%	1.50%	1.45%††
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of period (in 000’s)	$ 446	$ 568	$ 690	$ 543	$ 51

^ Inception date.

‡ Less than one cent per share.

†† Annualized.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)  Net of interest expense of less than 0.01%.

Financial Highlights

MainStay Epoch Global Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class R6	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 18.73	$ 18.35	$ 19.64	$ 17.40	$ 18.81

Net investment income (loss) (a)	0.54	0.63	0.63	0.48	0.53
Net realized and unrealized gain (loss) on investments	(2.81)	1.43	(1.27)	2.33	(0.34)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(2.27)	2.06	(0.64)	2.81	0.19

Less distributions:
From net investment income	(0.52)	(0.65)	(0.63)	(0.57)	(0.58)
From net realized gain on investments	(0.34)	(1.03)	(0.02)	—	(1.02)

Total distributions	(0.86)	(1.68)	(0.65)	(0.57)	(1.60)

Net asset value at end of year	$ 15.60	$ 18.73	$ 18.35	$ 19.64	$ 17.40

Total investment return (b)	(12.32%)	12.14%	(3.32%)	16.36%	1.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.18%	3.50%	3.25%	2.55%	3.04%
Net expenses (c)	0.74% (d)	0.75%(d)	0.74%	0.74%	0.74%(d)
Expenses (before waiver/reimbursement) (c)	0.76%	0.75%	0.74%	0.74%	0.74%
Portfolio turnover rate	40%	24%	15%	18%	21%
Net assets at end of year (in 000’s)	$ 325	$ 67,054	$ 83,418	$ 111,720	$ 33,404

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Financial Highlights

MainStay Epoch International Choice Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.57	$ 33.37	$ 36.20	$ 30.39	$ 32.22

Net investment income (loss) (a)	0.17	0.74	0.50	0.34	0.40
Net realized and unrealized gain (loss) on investments	(1.13)	1.95	(2.93)	6.41	(1.83)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(0.97)	2.70	(2.44)	6.75	(1.44)

Less distributions:
From net investment income	(0.92)	(0.50)	(0.39)	(0.94)	(0.39)

Net asset value at end of year	$ 33.68	$ 35.57	$ 33.37	$ 36.20	$ 30.39

Total investment return (b)	(2.87%)	8.30%	(6.82%)	22.95%	(4.49%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.48%	2.19%	1.40%	1.05%	1.32%
Net expenses (c)	1.20% (d)	1.19% (d)	1.18% (d)	1.23%	1.24% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 20,108	$ 23,114	$ 23,409	$ 33,997	$ 36,584

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%,

	Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.49	$ 33.30	$ 36.13	$ 30.36	$ 32.19

Net investment income (loss) (a)	0.08	0.66	0.45	0.30	0.37
Net realized and unrealized gain (loss) on investments	(1.12)	1.94	(2.95)	6.39	(1.84)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(1.05)	2.61	(2.51)	6.69	(1.48)

Less distributions:
From net investment income	(0.84)	(0.42)	(0.32)	(0.92)	(0.35)

Net asset value at end of year	$ 33.60	$ 35.49	$ 33.30	$ 36.13	$ 30.36

Total investment return (b)	(3.10%)	8.02%	(7.00%)	22.74%	(4.63%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.23%	1.97%	1.27%	0.92%	1.24%
Net expenses (c)	1.46% (d)	1.41% (d)	1.38% (d)	1.39%	1.39% (d)
Expenses (before waiver/reimbursement) (c)	1.46% (d)	1.42% (d)	1.38% (d)	1.39%	1.39% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 5,308	$ 6,306	$ 5,901	$ 6,757	$ 7,802

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Financial Highlights

MainStay Epoch International Choice Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 34.73	$ 32.54	$ 35.41	$ 29.74	$ 31.52

Net investment income (loss) (a)	(0.17)	0.42	0.19	0.04	0.14
Net realized and unrealized gain (loss) on investments	(1.12)	1.91	(2.99)	6.30	(1.81)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(1.30)	2.34	(2.81)	6.34	(1.68)

Less distributions:
From net investment income	(0.53)	(0.15)	(0.06)	(0.67)	(0.10)

Net asset value at end of year	$ 32.90	$ 34.73	$ 32.54	$ 35.41	$ 29.74

Total investment return (b)	(3.81%)	7.25%	(7.96%)	21.82%	(5.35%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.51%)	1.27%	0.53%	0.13%	0.47%
Net expenses (c)	2.21% (d)	2.16% (d)	2.13% (d)	2.14%	2.14% (d)
Expenses (before waiver/reimbursement) (c)	2.21% (d)	2.17% (d)	2.13% (d)	2.14%	2.14% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 4,740	$ 6,416	$ 9,354	$ 11,625	$ 12,156

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

	Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.58	$ 33.40	$ 36.25	$ 30.46	$ 32.30

Net investment income (loss) (a)	0.26	0.80	0.60	0.39	0.54
Net realized and unrealized gain (loss) on investments	(1.13)	1.97	(2.95)	6.45	(1.88)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(0.88)	2.78	(2.36)	6.84	(1.35)

Less distributions:
From net investment income	(1.01)	(0.60)	(0.49)	(1.05)	(0.49)

Net asset value at end of year	$ 33.69	$ 35.58	$ 33.40	$ 36.25	$ 30.46

Total investment return (b)	(2.61%)	8.57%	(6.62%)	23.29%	(4.21%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.76%	2.40%	1.67%	1.21%	1.81%
Net expenses (c)	0.95% (d)	0.94% (d)	0.93% (d)	0.95%	0.95% (d)
Expenses (before waiver/reimbursement) (c)	0.96% (d)	0.94% (d)	0.93% (d)	0.99%	0.99% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 252,974	$ 355,348	$ 479,523	$ 549,162	$ 753,205

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)  Net of interest expense of less than 0.01%.

Financial Highlights

MainStay Epoch International Choice Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class R1	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.48	$ 33.30	$ 36.18	$ 30.39	$ 32.23

Net investment income (loss) (a)	0.21	0.81	0.64	0.36	0.49
Net realized and unrealized gain (loss) on investments	(1.11)	1.92	(3.02)	6.44	(1.86)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.02)	0.00 ‡	(0.01)

Total from investment operations	(0.91)	2.74	(2.40)	6.80	(1.38)

Less distributions:
From net investment income	(0.97)	(0.56)	(0.48)	(1.01)	(0.46)

Net asset value at end of year	$ 33.60	$ 35.48	$ 33.30	$ 36.18	$ 30.39

Total investment return (b)	(2.69%)	8.45%	(6.72%)	23.16%	(4.33%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.63%	2.43%	1.79%	1.14%	1.62%
Net expenses (c)	1.05% (d)	1.04% (d)	1.03% (d)	1.05%	1.05% (d)
Expenses (before waiver/reimbursement) (c)	1.06% (d)	1.04% (d)	1.03% (d)	1.12%	1.09% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 201	$ 230	$ 229	$ 257	$ 1,330

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

	Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.54	$ 33.33	$ 36.16	$ 30.37	$ 32.19

Net investment income (loss) (a)	0.13	0.71	0.48	0.31	0.40
Net realized and unrealized gain (loss) on investments	(1.13)	1.95	(2.95)	6.41	(1.85)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(1.01)	2.67	(2.48)	6.72	(1.46)

Less distributions:
From net investment income	(0.88)	(0.46)	(0.35)	(0.93)	(0.36)

Net asset value at end of year	$ 33.65	$ 35.54	$ 33.33	$ 36.16	$ 30.37

Total investment return (b)	(2.94%)	8.17%	(6.92%)	22.83%	(4.55%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.39%	2.12%	1.33%	0.96%	1.32%
Net expenses (c)	1.30% (d)	1.29% (d)	1.28% (d)	1.30%	1.30% (d)
Expenses (before waiver/reimbursement) (c)	1.31% (d)	1.29% (d)	1.28% (d)	1.34%	1.34% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 7,827	$ 10,884	$ 14,656	$ 23,119	$ 34,189

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Financial Highlights

MainStay Epoch International Choice Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.31	$ 33.10	$ 35.90	$ 30.13	$ 31.94

Net investment income (loss) (a)	0.04	0.62	0.40	0.24	0.31
Net realized and unrealized gain (loss) on investments	(1.12)	1.94	(2.94)	6.36	(1.84)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	0.01	(0.01)	0.00 ‡	(0.01)

Total from investment operations	(1.09)	2.57	(2.55)	6.60	(1.54)

Less distributions:
From net investment income	(0.79)	(0.36)	(0.25)	(0.83)	(0.27)

Net asset value at end of year	$ 33.43	$ 35.31	$ 33.10	$ 35.90	$ 30.13

Total investment return (b)	(3.21%)	7.90%	(7.15%)	22.53%	(4.84%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.12%	1.85%	1.13%	0.74%	1.03%
Net expenses (c)	1.55% (d)	1.54% (d)	1.53% (d)	1.59%	1.59% (d)
Portfolio turnover rate	52%	47%	44%	8%	46%
Net assets at end of year (in 000’s)	$ 4,447	$ 5,134	$ 5,609	$ 7,360	$ 9,011

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

SIMPLE Class	August 31, 2020^ through October 31, 2020
Net asset value at beginning of period *	$ 35.90

Net investment income (loss) (a)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.27)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.02)

Total from investment operations	(2.31)

Net asset value at end of period	$ 33.59

Total investment return (b)	(6.43%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) ††	(0.29%)
Net expenses (c)(d) ††	1.69%
Portfolio turnover rate	52%
Net assets at end of period (in 000’s)	$ 23

^ Inception date.

†† Annualized.

* Based on the net asset value of Investor Class as of August 31, 2020.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Financial Highlights

MainStay Epoch U.S. Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.07	$ 15.70	$ 16.31	$ 14.23	$ 14.06

Net investment income (loss) (a)	0.36	0.36	0.33	0.31	0.29
Net realized and unrealized gain (loss) on investments	(1.83)	1.84	(0.06)	2.13	0.69

Total from investment operations	(1.47)	2.20	0.27	2.44	0.98

Less distributions:
From net investment income	(0.34)	(0.37)	(0.32)	(0.30)	(0.26)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	(0.06)	(0.55)

Total distributions	(0.64)	(0.83)	(0.88)	(0.36)	(0.81)

Net asset value at end of year	$ 14.96	$ 17.07	$ 15.70	$ 16.31	$ 14.23

Total investment return (b)	(8.77%)	14.49%	1.62%	17.34%	7.43%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.31%	2.21%	2.06%	1.92%	2.04%(c)
Net expenses (d)	1.08%(e)	1.08%	1.07%	1.08%	1.16%(f)
Expenses (before waiver/reimbursement) (d)	1.09%	1.08%	1.07%	1.08%	1.33%
Portfolio turnover rate	29%	18%	17%	28%	14%
Net assets at end of year (in 000’s)	$ 379,695	$ 450,979	$ 405,863	$ 435,116	$ 26,701

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 2.03%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Net of interest expense of less than 0.01%,

(f) Without the custody fee reimbursement, net expenses would have been 1.17%.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 16.99	$ 15.63	$ 16.24	$ 14.17	$ 14.01

Net investment income (loss) (a)	0.32	0.32	0.30	0.30	0.27
Net realized and unrealized gain (loss) on investments	(1.82)	1.83	(0.06)	2.10	0.68

Total from investment operations	(1.50)	2.15	0.24	2.40	0.95

Less distributions:
From net investment income	(0.30)	(0.33)	(0.29)	(0.27)	(0.24)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	(0.06)	(0.55)

Total distributions	(0.60)	(0.79)	(0.85)	(0.33)	(0.79)

Net asset value at end of year	$ 14.89	$ 16.99	$ 15.63	$ 16.24	$ 14.17

Total investment return (b)	(8.99%)	14.25%	1.45%	17.12%	7.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.07%	2.01%	1.90%	1.89%	1.92%(c)
Net expenses (d)	1.33%(e)	1.30%	1.24%	1.28%	1.34%(f)
Expenses (before waiver/reimbursement) (d)	1.38%	1.35%	1.29%	1.28%	1.51%
Portfolio turnover rate	29%	18%	17%	28%	14%
Net assets at end of year (in 000’s)	$ 81,365	$ 100,602	$ 98,939	$ 114,150	$ 2,861

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 1.91%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Net of interest expense of less than 0.01%.

(f) Without the custody fee reimbursement, net expenses would have been 1.35%.

Financial Highlights

MainStay Epoch U.S. Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,			May 8, 2017^ through October 31,
Class B	2020	2019	2018	2017
Net asset value at beginning of period	$ 16.48	$ 15.18	$ 15.79	$ 14.97

Net investment income (loss) (a)	0.21	0.20	0.18	0.07
Net realized and unrealized gain (loss) on investments	(1.78)	1.77	(0.06)	0.84

Total from investment operations	(1.57)	1.97	0.12	0.91

Less distributions:
From net investment income	(0.18)	(0.21)	(0.17)	(0.09)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	—

Total distributions	(0.48)	(0.67)	(0.73)	(0.09)

Net asset value at end of period	$ 14.43	$ 16.48	$ 15.18	$ 15.79

Total investment return (b)	(9.71%)	13.40%	0.70%	6.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.36%	1.29%	1.18%	0.98%††
Net expenses (c)	2.08%(d)	2.05%	1.99%	2.04%††
Expenses (before waiver/reimbursement) (c)	2.13%	2.10%	2.04%	2.04%††
Portfolio turnover rate	29%	18%	17%	28%
Net assets at end of period (in 000’s)	$ 8,894	$ 14,579	$ 17,984	$ 26,167

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 16.47	$ 15.17	$ 15.79	$ 13.80	$ 13.66

Net investment income (loss) (a)	0.20	0.20	0.18	0.16	0.15
Net realized and unrealized gain (loss) on investments	(1.76)	1.77	(0.07)	2.06	0.69

Total from investment operations	(1.56)	1.97	0.11	2.22	0.84

Less distributions:
From net investment income	(0.18)	(0.21)	(0.17)	(0.17)	(0.15)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	(0.06)	(0.55)

Total distributions	(0.48)	(0.67)	(0.73)	(0.23)	(0.70)

Net asset value at end of year	$ 14.43	$ 16.47	$ 15.17	$ 15.79	$ 13.80

Total investment return (b)	(9.66%)	13.41%	0.63%	16.20%	6.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.35%	1.30%	1.16%	1.06%	1.09%(c)
Net expenses (d)	2.08%(e)	2.05%	1.99%	2.04%	2.07%(f)
Expenses (before waiver/reimbursement) (d)	2.13%	2.10%	2.04%	2.04%	2.24%
Portfolio turnover rate	29%	18%	17%	28%	14%
Net assets at end of year (in 000’s)	$ 17,920	$ 30,663	$ 40,888	$ 54,550	$ 8,416

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 1.08%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Net of interest expense of less than 0.01%.

(f) Without the custody fee reimbursement, net expenses would have been 2.08%.

Financial Highlights

MainStay Epoch U.S. Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.24	$ 15.85	$ 16.46	$ 14.35	$ 14.17

Net investment income (loss) (a)	0.41	0.40	0.39	0.37	0.31
Net realized and unrealized gain (loss) on investments	(1.85)	1.86	(0.08)	2.13	0.72

Total from investment operations	(1.44)	2.26	0.31	2.50	1.03
Less distributions:
From net investment income	(0.39)	(0.41)	(0.36)	(0.33)	(0.30)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	(0.06)	(0.55)

Total distributions	(0.69)	(0.87)	(0.92)	(0.39)	(0.85)

Net asset value at end of year	$ 15.11	$ 17.24	$ 15.85	$ 16.46	$ 14.35

Total investment return (b)	(8.50%)	14.76%	1.86%	17.66%	7.76%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.63%	2.46%	2.37%	2.31%	2.18%(c)
Net expenses (d)	0.76%(e)	0.83%	0.81%	0.83%	0.87%(f)
Expenses (before waiver/reimbursement) (d)	0.84%	0.83%	0.81%	0.83%	1.04%
Portfolio turnover rate	29%	18%	17%	28%	14%
Net assets at end of year (in 000’s)	$ 269,100	$ 313,261	$ 276,587	$ 587,427	$ 63,995

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 2.16%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Net of interest expense of less than 0.01%.

(f) Without the custody fee reimbursement, net expenses would have been 0.89%.

	Year ended October 31,			May 8, 2017^ through October 31,
Class R1	2020	2019	2018	2017
Net asset value at beginning of period	$ 17.24	$ 15.84	$ 16.45	$ 15.59

Net investment income (loss) (a)	0.41	0.38	0.37	0.17
Net realized and unrealized gain (loss) on investments	(1.88)	1.87	(0.07)	0.86

Total from investment operations	(1.47)	2.25	0.30	1.03

Less distributions:
From net investment income	(0.36)	(0.39)	(0.35)	(0.17)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	—

Total distributions	(0.66)	(0.85)	(0.91)	(0.17)

Net asset value at end of period	$ 15.11	$ 17.24	$ 15.84	$ 16.45

Total investment return (b)	(8.66%)	14.73%	1.69%	6.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.54%	2.32%	2.31%	2.15%††
Net expenses (c)	0.93%(d)	0.93%	0.92%	0.92%††
Expenses (before waiver/reimbursement)(c)	0.94%	0.93%	0.92%	0.92%††
Portfolio turnover rate	29%	18%	17%	28%
Net assets at end of period (in 000’s)	$ 530	$ 1,009	$ 778	$ 1,835

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Financial Highlights

MainStay Epoch U.S. Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,			May 8, 2017^ through October 31,
Class R2	2020	2019	2018	2017
Net asset value at beginning of period	$ 17.06	$ 15.69	$ 16.30	$ 15.46

Net investment income (loss) (a)	0.35	0.34	0.32	0.15
Net realized and unrealized gain (loss) on investments	(1.84)	1.84	(0.06)	0.84

Total from investment operations	(1.49)	2.18	0.26	0.99

Less distributions:
From net investment income	(0.32)	(0.35)	(0.31)	(0.15)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	—

Total distributions	(0.62)	(0.81)	(0.87)	(0.15)

Net asset value at end of period	$ 14.95	$ 17.06	$ 15.69	$ 16.30

Total investment return (b)	(8.87%)	14.39%	1.51%	6.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.23%	2.12%	2.02%	1.85%††
Net expenses (c)	1.18%(d)	1.18%	1.17%	1.17%††
Expenses (before waiver/reimbursement)(c)	1.19%	1.18%	1.17%	1.17%††
Portfolio turnover rate	29%	18%	17%	28%
Net assets at end of period (in 000’s)	$ 2,135	$ 2,812	$ 2,665	$ 5,506

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

	Year ended October 31,			May 8, 2017^ through October 31,
Class R3	2020	2019	2018	2017
Net asset value at beginning of period	$ 17.06	$ 15.69	$ 16.30	$ 15.46

Net investment income (loss) (a)	0.31	0.30	0.28	0.12
Net realized and unrealized gain (loss) on investments	(1.83)	1.84	(0.07)	0.86

Total from investment operations	(1.52)	2.14	0.21	0.98

Less distributions:
From net investment income	(0.28)	(0.31)	(0.26)	(0.14)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	—

Total distributions	(0.58)	(0.77)	(0.82)	(0.14)

Net asset value at end of period	$ 14.96	$ 17.06	$ 15.69	$ 16.30

Total investment return (b)	(9.06%)	14.11%	1.25%	6.34%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.96%	1.86%	1.75%	1.55%††
Net expenses (c)	1.43%(d)	1.43%	1.42%	1.42%††
Expenses (before waiver/reimbursement)(c)	1.44%	1.43%	1.42%	1.42%††
Portfolio turnover rate	29%	18%	17%	28%
Net assets at end of period (in 000’s)	$ 3,184	$ 4,339	$ 3,817	$ 5,422

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Financial Highlights

MainStay Epoch U.S. Equity Yield Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,			May 8, 2017^ through October 31,
Class R6	2020	2019	2018	2017
Net asset value at beginning of period	$ 17.25	$ 15.85	$ 16.46	$ 15.59

Net investment income (loss) (a)	0.42	0.42	0.37	0.23
Net realized and unrealized gain (loss) on investments	(1.86)	1.86	(0.04)	0.82

Total from investment operations	(1.44)	2.28	0.33	1.05

Less distributions:
From net investment income	(0.39)	(0.42)	(0.38)	(0.18)
From net realized gain on investments	(0.30)	(0.46)	(0.56)	–

Total distributions	(0.69)	(0.88)	(0.94)	(0.18)

Net asset value at end of period	$ 15.12	$ 17.25	$ 15.85	$ 16.46

Total investment return (b)	(8.46%)	14.94%	1.95%	6.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.68%	2.60%	2.31%	2.94%††
Net expenses (c)	0.73%(d)	0.73%	0.73%	0.72%††
Expenses (before waiver/reimbursement) (c)	0.74%	0.73%	0.73%	0.72%††
Portfolio turnover rate	29%	18%	17%	28%
Net assets at end of period (in 000’s)	$ 107,887	$ 165,999	$ 190,456	$ 723

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

SIMPLE Class	August 31, 2020^ through October 31, 2020
Net asset value at beginning of period *	$ 15.57

Net investment income (loss) (a)	0.03
Net realized and unrealized gain (loss) on investments	(0.68)

Total from investment operations	(0.65)

Less distributions:
From net investment income	(0.03)

Net asset value at end of period	$ 14.89

Total investment return (b)	(4.16%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.98%
Net expenses (c) ††	1.57%(d)
Expenses (before waiver/reimbursement) (c)††	1.63%
Portfolio turnover rate	29%
Net assets at end of period (in 000’s)	$ 24

^ Inception date.

†† Annualized.

* Based on the net asset value of Investor Class as of August 31, 2020.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense of less than 0.01%.

Financial Highlights

MainStay MacKay International Equity Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.12	$ 15.48	$ 16.38	$ 13.51	$ 13.51

Net investment income (loss) (a)	(0.01)	0.09	0.03	0.00 ‡	0.04
Net realized and unrealized gain (loss) on investments	1.69	1.73	(0.83)	2.90	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.01

Total from investment operations	1.67	1.79	(0.81)	2.91	0.01

Less distributions:
From net investment income	(0.05)	—	(0.09)	(0.04)	(0.01)
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.52)	(0.15)	(0.09)	(0.04)	(0.01)

Net asset value at end of year	$ 18.27	$ 17.12	$ 15.48	$ 16.38	$ 13.51

Total investment return (b)	9.84%	11.74%	(4.98%)	21.59%	0.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.09%)	0.57%	0.17%	0.01%	0.28%(c)
Net expenses (d)	1.21%	1.21%	1.32%	1.34%	1.32%(e)
Expenses (before waiver/reimbursement) (d)	1.40%	1.35%	1.32%	1.34%	1.32%(e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 61,795	$ 57,566	$ 59,304	$ 54,553	$ 41,891

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.27%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.33%.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 16.94	$ 15.38	$ 16.27	$ 13.43	$ 13.47

Net investment income (loss) (a)	(0.07)	0.03	(0.03)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	1.67	1.71	(0.82)	2.87	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.01

Total from investment operations	1.59	1.71	(0.86)	2.84	(0.04)

Less distributions:
From net investment income	—	—	(0.03)	—	—
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.47)	(0.15)	(0.03)	—	—

Net asset value at end of year	$ 18.06	$ 16.94	$ 15.38	$ 16.27	$ 13.43

Total investment return (b)	9.40%	11.36%	(5.31%)	21.15%	(0.30%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.43%)	0.21%	(0.19%)	(0.26%)	(0.11%)(c)
Net expenses (d)	1.56%	1.59%	1.66%	1.69%	1.69% (e)
Expenses (before waiver/reimbursement) (d)	1.75%	1.75%	1.70%	1.69%	1.69% (e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 21,699	$ 23,870	$ 21,679	$ 25,029	$ 31,523

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.12)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.70%.

Financial Highlights

MainStay MacKay International Equity Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 14.94	$ 13.68	$ 14.55	$ 12.10	$ 12.23

Net investment income (loss) (a)	(0.18)	(0.08)	(0.14)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	1.46	1.51	(0.72)	2.58	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.02)	(0.01)	0.01	0.01

Total from investment operations	1.27	1.41	(0.87)	2.45	(0.13)

Less distributions:
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Net asset value at end of year	$ 15.74	$ 14.94	$ 13.68	$ 14.55	$ 12.10

Total investment return (b)	8.57%	10.49%	(5.98%)	20.25%	(1.06%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.20%)	(0.59%)	(0.95%)	(1.05%)	(0.86%)(c)
Net expenses (d)	2.31%	2.35%	2.41%	2.44%	2.44% (e)
Expenses (before waiver/reimbursement) (d)	2.50%	2.50%	2.44%	2.44%	2.44% (e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 2,368	$ 3,345	$ 4,404	$ 6,210	$ 6,991

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.87)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 2.45%.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 14.93	$ 13.68	$ 14.56	$ 12.10	$ 12.23

Net investment income (loss) (a)	(0.18)	(0.09)	(0.14)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	1.48	1.51	(0.73)	2.59	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.02)	(0.01)	0.01	0.01

Total from investment operations	1.29	1.40	(0.88)	2.46	(0.13)

Less distributions:
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Net asset value at end of year	$ 15.75	$ 14.93	$ 13.68	$ 14.56	$ 12.10

Total investment return (b)	8.64%	10.49%	(6.04%)	20.33%	(1.06%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.20%)	(0.65%)	(0.93%)	(1.05%)	(0.84%)(c)
Net expenses (d)	2.31%	2.35%	2.41%	2.44%	2.44% (e)
Expenses (before waiver/reimbursement) (d)	2.50%	2.50%	2.44%	2.44%	2.44% (e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 2,952	$ 3,915	$ 6,960	$ 7,564	$ 7,850

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.85)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)  Without the custody fee reimbursement, net expenses would have been 2.45%.

Financial Highlights

MainStay MacKay International Equity Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.28	$ 15.57	$ 16.48	$ 13.59	$ 13.59

Net investment income (loss) (a)	0.05	0.09	0.07	0.05	0.07
Net realized and unrealized gain (loss) on investments	1.70	1.81	(0.84)	2.90	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.01

Total from investment operations	1.74	1.87	(0.78)	2.96	0.04

Less distributions:
From net investment income	(0.12)	(0.01)	(0.13)	(0.07)	(0.04)
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.59)	(0.16)	(0.13)	(0.07)	(0.04)

Net asset value at end of year	$ 18.43	$ 17.28	$ 15.57	$ 16.48	$ 13.59

Total investment return (b)	10.22%	12.19%	(4.80%)	21.94%	0.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.27%	0.55%	0.42%	0.31%	0.54%(c)
Net expenses (d)	0.85%	0.92%	1.07%	1.09%	1.07%(e)
Expenses (before waiver/reimbursement) (d)	1.16%	1.10%	1.07%	1.09%	1.07%(e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 35,880	$ 43,280	$ 213,030	$ 205,009	$ 179,274

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.53%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.08%.

Year ended October 31,
Class R1	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.15	$ 15.48	$ 16.38	$ 13.51	$ 13.51

Net investment income (loss) (a)	(0.01)	0.05	0.05	0.03	0.06
Net realized and unrealized gain (loss) on investments	1.72	1.80	(0.83)	2.89	(0.05)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.01

Total from investment operations	1.70	1.82	(0.79)	2.93	0.02

Less distributions:
From net investment income	(0.07)	—	(0.11)	(0.06)	(0.02)
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.54)	(0.15)	(0.11)	(0.06)	(0.02)

Net asset value at end of year	$ 18.31	$ 17.15	$ 15.48	$ 16.38	$ 13.51

Total investment return (b)	10.05%	11.93%	(4.86%)	21.78%	0.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.05%)	0.33%	0.29%	0.21%	0.41%(c)
Net expenses (d)	1.06%	1.11%	1.17%	1.19%	1.17%(e)
Expenses (before waiver/reimbursement) (d)	1.25%	1.19%	1.17%	1.19%	1.17%(e)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 143	$ 265	$ 2,109	$ 2,616	$ 2,478

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.40%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.18%.

Financial Highlights

MainStay MacKay International Equity Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 17.15	$ 15.52	$ 16.42	$ 13.54	$ 13.54

Net investment income (loss) (a)	(0.03)	0.06	(0.02)	0.01	0.01
Net realized and unrealized gain (loss) on investments	1.69	1.75	(0.79)	2.88	(0.01)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.00 ‡

Total from investment operations	1.65	1.78	(0.82)	2.90	0.00 ‡

Less distributions:
From net investment income	(0.03)	—	(0.08)	(0.02)	—
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.50)	(0.15)	(0.08)	(0.02)	—

Net asset value at end of year	$ 18.30	$ 17.15	$ 15.52	$ 16.42	$ 13.54

Total investment return (b)	9.72%	11.64%	(5.06%)(c)	21.55%(c)	(0.07%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.18%)	0.38%	(0.13%)	0.06%	0.08%
Net expenses (d)	1.31%	1.31%	1.42%	1.44%	1.42%
Expenses (before waiver/reimbursement) (d)	1.50%	1.45%	1.42%	1.44%	1.42%
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 486	$ 454	$ 602	$ 1,201	$ 847

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 16.96	$ 15.38	$ 16.29	$ 13.44	$ 13.48

Net investment income (loss) (a)	(0.08)	0.03	(0.04)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	1.68	1.73	(0.82)	2.88	(0.04)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.03)	(0.01)	0.01	0.01

Total from investment operations	1.59	1.73	(0.87)	2.85	(0.04)

Less distributions:
From net investment income	—	—	(0.04)	—	—
From net realized gain on investments	(0.47)	(0.15)	—	—	—

Total distributions	(0.47)	(0.15)	(0.04)	—	—

Net asset value at end of year	$ 18.08	$ 16.96	$ 15.38	$ 16.29	$ 13.44

Total investment return (b)	9.46%	11.35%	(5.39%)(c)	21.21%	(0.30%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.46%)	0.22%	(0.21%)	(0.27%)	(0.11%)(d)
Net expenses (e)	1.56%	1.56%	1.67%	1.69%	1.67% (f)
Expenses (before reimbursement/waiver) (e)	1.75%	1.70%	1.67%	1.69%	1.67% (f)
Portfolio turnover rate	135%	58%	53%	45%	33%
Net assets at end of year (in 000’s)	$ 1,140	$ 1,154	$ 1,057	$ 1,446	$ 1,108

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been (0.12)%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) Without the custody fee reimbursement, net expenses would have been 1.68%.

Financial Highlights

MainStay MacKay International Equity Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Class R6	Year ended October 31, 2020	February 28, 2019^ through October 31, 2019
Net asset value at beginning of period	$ 17.28	$ 16.13

Net investment income (loss) (a)	0.05	0.15
Net realized and unrealized gain (loss) on investments	1.71	1.02
Net realized and unrealized gain (loss) on foreign currency transactions	(0.01)	(0.02)

Total from investment operations	1.75	1.15

Less distributions:
From net investment income	(0.11)	—
From net realized gain on investments	(0.47)	—

Total distributions	(0.58)	—

Net asset value at end of period	$ 18.45	$ 17.28

Total investment return (b)	10.27%	7.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.31%	1.37%††
Net expenses (c)	0.83%	0.83%††
Expenses (before waiver/reimbursement) (c)	1.02%	1.00%††
Portfolio turnover rate	135%	58%
Net assets at end of period (in 000’s)	$ 201,210	$ 177,483

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay MacKay S&P 500 Index Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 49.60	$ 49.27	$ 53.27	$ 47.57	$ 48.27

Net investment income (loss) (a)	0.58	0.67	0.69	0.65	0.74
Net realized and unrealized gain (loss) on investments	3.44	5.52	2.61	9.47	1.06

Total from investment operations	4.02	6.19	3.30	10.12	1.80

Less distributions:
From net investment income	(0.91)	(0.77)	(0.79)	(1.07)	(0.74)
From net realized gain on investments	(6.89)	(5.09)	(6.51)	(3.35)	(1.76)

Total distributions	(7.80)	(5.86)	(7.30)	(4.42)	(2.50)

Net asset value at end of year	$ 45.82	$ 49.60	$ 49.27	$ 53.27	$ 47.57

Total investment return (b)	9.21%	13.80%	6.77%	22.93%	3.92%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.32%	1.44%	1.39%	1.33%	1.60%
Net expenses (c)	0.54%	0.54%	0.54%	0.60%	0.60%
Expenses (before waiver/reimbursement) (c)	0.54%	0.54%	0.54%	0.64%	0.61%
Portfolio turnover rate	15%	3%	3%	3%	4%
Net assets at end of year (in 000’s)	$ 602,036	$ 559,780	$ 511,043	$ 527,768	$ 597,791

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016

Net asset value at beginning of year	$ 49.50	$ 49.18	$ 53.18	$ 47.51	$ 48.22

Net investment income (loss) (a)	0.51	0.59	0.62	0.63	0.69

Net realized and unrealized gain (loss) on investments	3.43	5.52	2.58	9.43	1.05

Total from investment operations	3.94	6.11	3.20	10.06	1.74

Less distributions:

From net investment income	(0.87)	(0.70)	(0.69)	(1.04)	(0.69)

From net realized gain on investments	(6.89)	(5.09)	(6.51)	(3.35)	(1.76)

Total distributions	(7.76)	(5.79)	(7.20)	(4.39)	(2.45)

Net asset value at end of year	$ 45.68	$ 49.50	$ 49.18	$ 53.18	$ 47.51

Total investment return (b)	9.03%	13.62%	6.58%	22.81%	3.81%

Ratios (to average net assets)/Supplemental Data:

Net investment income (loss)	1.16%	1.26%	1.23%	1.29%	1.49%
Net expenses (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses (before waiver/reimbursement) (c)	0.88%	0.89%	0.87%	0.82%	0.84%

Portfolio turnover rate	15%	3%	3%	3%	4%
Net assets at end of year (in 000’s)	$ 55,546	$ 54,505	$ 41,907	$ 38,052	$ 46,999

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay MacKay S&P 500 Index Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 50.38	$ 49.97	$ 53.93	$ 48.12	$ 48.81

Net investment income (loss) (a)	0.70	0.81	0.83	0.78	0.87

Net realized and unrealized gain (loss) on investments	3.50	5.59	2.64	9.56	1.06

Total from investment operations	4.20	6.40	3.47	10.34	1.93

Less distributions:

From net investment income	(1.03)	(0.90)	(0.92)	(1.18)	(0.86)
From net realized gain on investments	(6.89)	(5.09)	(6.51)	(3.35)	(1.76)

Total distributions	(7.92)	(5.99)	(7.43)	(4.53)	(2.62)

Net asset value at end of year	$ 46.66	$ 50.38	$ 49.97	$ 53.93	$ 48.12

Total investment return (b)	9.47%	14.08%	7.05%	23.20%	4.17%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.56%	1.74%	1.64%	1.58%	1.88%
Net expenses (c)	0.29%	0.29%	0.29%	0.35%	0.35%
Expenses (before waiver/reimbursement) (c)	0.29%	0.29%	0.29%	0.39%	0.35%

Portfolio turnover rate	15%	3%	3%	3%	4%
Net assets at end of year (in 000’s)	$ 436,446	$ 399,842	$ 592,457	$ 717,528	$ 755,952

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

SIMPLE Class	August 31, 2020^ through October 31, 2020
Net asset value at beginning of period *	$ 48.83

Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) on investments	(3.20)

Total from investment operations	(3.18)

Net asset value at end of period	$ 45.65

Total investment return (b)	(6.51%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) ††	0.30%
Net expenses (c) ††	0.95%
Expenses (before waiver/reimbursement) (c) ††	1.15%

Portfolio turnover rate	15%
Net assets at end of period (in 000’s)	$ 23

^ Inception date.

†† Annualized.

* Based on the net asset value of Investor Class as of August 31, 2020.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. SIMPLE Class shares are not subject to sales charges.
For periods of less than one year, total return is not annualized.

(c)  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay Winslow Large Cap Growth Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 9.59	$ 9.95	$ 10.41	$ 9.17	$ 10.68

Net investment income (loss) (a)	(0.03)	(0.02)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	2.58	1.48	1.12	2.31	(0.23)

Total from investment operations	2.55	1.46	1.10	2.30	(0.24)

Less distributions:
From net investment income	—	—	(0.00)‡	—	—
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Total distributions	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 11.08	$ 9.59	$ 9.95	$ 10.41	$ 9.17

Total investment return (b)	29.44%	17.05%	12.36%	28.54%	(2.44%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.31%)	(0.20%)	(0.21%)	(0.15%)	(0.13%)
Net expenses (c)	0.97%	0.99%	0.97%	1.00%	0.99%
Expenses (before waiver/reimbursement) (c)	0.97%	0.99%	0.98%	1.00%	1.00%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 1,341,381	$ 1,008,608	$ 1,092,962	$ 960,123	$ 882,021

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 9.42	$ 9.81	$ 10.30	$ 9.09	$ 10.61

Net investment income (loss) (a)	(0.04)	(0.03)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.52	1.46	1.10	2.29	(0.23)

Total from investment operations	2.48	1.43	1.07	2.27	(0.25)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 10.84	$ 9.42	$ 9.81	$ 10.30	$ 9.09

Total investment return (b)	29.19%	16.96%	12.19%	28.45%	(2.57%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.43%)	(0.31%)	(0.30%)	(0.19%)	(0.19%)
Net expenses (c)	1.10%	1.09%	1.06%	1.07%	1.05%
Expenses (before waiver/reimbursement) (c)	1.10%	1.10%	1.07%	1.07%	1.06%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 110,831	$ 109,236	$ 103,987	$ 108,078	$ 167,631

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay Winslow Large Cap Growth Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.55	$ 8.26	$ 8.98	$ 8.11	$ 9.67

Net investment income (loss) (a)	(0.09)	(0.08)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	1.97	1.19	0.93	2.01	(0.21)

Total from investment operations	1.88	1.11	0.84	1.93	(0.29)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 8.37	$ 7.55	$ 8.26	$ 8.98	$ 8.11

Total investment return (b)	28.37%	15.96%	11.28% (c)	27.61%	(3.32%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.17%)	(1.05%)	(1.04%)	(0.96%)	(0.94%)
Net expenses (d)	1.85%	1.84%	1.81%	1.82%	1.80%
Expenses (before waiver/reimbursement) (d)	1.85%	1.85%	1.82%	1.82%	1.81%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 20,172	$ 21,015	$ 25,685	$ 31,793	$ 36,549

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.53	$ 8.25	$ 8.96	$ 8.10	$ 9.66

Net investment income (loss) (a)	(0.09)	(0.07)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	1.97	1.17	0.94	2.00	(0.21)

Total from investment operations	1.88	1.10	0.85	1.92	(0.29)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 8.35	$ 7.53	$ 8.25	$ 8.96	$ 8.10

Total investment return (b)	28.46%	15.97%	11.42%	27.51%	(3.31%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.17%)	(1.04%)	(1.05%)	(0.96%)	(0.94%)
Net expenses (c)	1.85%	1.84%	1.81%	1.82%	1.80%
Expenses (before waiver/reimbursement) (c)	1.85%	1.85%	1.82%	1.82%	1.81%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 95,761	$ 131,945	$ 197,231	$ 229,283	$ 306,409

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay Winslow Large Cap Growth Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 10.49	$ 10.69	$ 11.06	$ 9.65	$ 11.15

Net investment income (loss) (a)	(0.01)	0.00 ‡	0.00 ‡	0.01	0.01
Net realized and unrealized gain (loss) on investments	2.86	1.62	1.20	2.46	(0.24)

Total from investment operations	2.85	1.62	1.20	2.47	(0.23)

Less distributions:
From net investment income	—	—	(0.01)	—	—
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Total distributions	(1.06)	(1.82)	(1.57)	(1.06)	(1.27)

Net asset value at end of year	$ 12.28	$ 10.49	$ 10.69	$ 11.06	$ 9.65

Total investment return (b)	29.80%	17.29%	12.54%(c)	28.92%	(2.23%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.06%)	0.05%	0.04%	0.12%	0.12%
Net expenses (d)	0.72%	0.74%	0.72%	0.75%	0.74%
Expenses (before waiver/reimbursement) (d)	0.72%	0.74%	0.73%	0.75%	0.75%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 6,824,224	$ 6,080,320	$ 6,275,780	$ 6,752,754	$ 8,994,997

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class R1	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 10.17	$ 10.43	$ 10.83	$ 9.48	$ 10.99

Net investment income (loss) (a)	(0.02)	(0.00)‡	(0.01)	0.00 ‡	0.00 ‡
Net realized and unrealized gain (loss) on investments	2.76	1.56	1.17	2.41	(0.24)

Total from investment operations	2.74	1.56	1.16	2.41	(0.24)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 11.85	$ 10.17	$ 10.43	$ 10.83	$ 9.48

Total investment return (b)	29.64%	17.25%	12.46%	28.79%	(2.37%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.15%)	(0.04%)	(0.06%)	0.01%	0.02%
Net expenses (c)	0.82%	0.84%	0.82%	0.85%	0.84%
Expenses (before waiver/reimbursement) (c)	0.82%	0.84%	0.83%	0.85%	0.85%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 914,359	$ 919,236	$ 1,102,423	$ 1,596,638	$ 1,636,560

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay Winslow Large Cap Growth Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 9.53	$ 9.90	$ 10.38	$ 9.15	$ 10.68

Net investment income (loss) (a)	(0.04)	(0.03)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.56	1.48	1.11	2.31	(0.24)

Total from investment operations	2.52	1.45	1.08	2.29	(0.26)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 10.99	$ 9.53	$ 9.90	$ 10.38	$ 9.15

Total investment return (b)	29.29%	16.89%	12.17% (c)	28.49%	(2.66%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.40%)	(0.29%)	(0.31%)	(0.24%)	(0.23%)
Net expenses (d)	1.07%	1.09%	1.07%	1.10%	1.09%
Expenses (before waiver/reimbursement) (d)	1.07%	1.09%	1.08%	1.10%	1.10%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 159,297	$ 163,288	$ 227,298	$ 303,192	$ 391,535

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 8.93	$ 9.41	$ 9.96	$ 8.85	$ 10.39

Net investment income (loss) (a)	(0.06)	(0.05)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	2.38	1.39	1.06	2.21	(0.23)

Total from investment operations	2.32	1.34	1.01	2.17	(0.27)

Less distributions:
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Net asset value at end of year	$ 10.19	$ 8.93	$ 9.41	$ 9.96	$ 8.85

Total investment return (b)	28.99%	16.69%	11.97%	28.05%	(2.83%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.65%)	(0.55%)	(0.55%)	(0.49%)	(0.48%)
Net expenses (c)	1.32%	1.34%	1.32%	1.35%	1.34%
Expenses (before reimbursement/waiver) (c)	1.32%	1.34%	1.33%	1.35%	1.35%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 56,657	$ 57,283	$ 61,850	$ 78,634	$ 87,060

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay Winslow Large Cap Growth Fund

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class R6	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 10.58	$ 10.76	$ 11.12	$ 9.69	$ 11.18

Net investment income (loss) (a)	0.00 ‡	0.01	0.01	0.02	0.02
Net realized and unrealized gain (loss) on investments	2.88	1.63	1.21	2.47	(0.24)

Total from investment operations	2.88	1.64	1.22	2.49	(0.22)

Less distributions:
From net investment income	(0.01)	—	(0.02)	—	—
From net realized gain on investments	(1.06)	(1.82)	(1.56)	(1.06)	(1.27)

Total distributions	(1.07)	(1.82)	(1.58)	(1.06)	(1.27)

Net asset value at end of year	$ 12.39	$ 10.58	$ 10.76	$ 11.12	$ 9.69

Total investment return (b)	29.83%	17.49%	12.72%	29.02%	(2.12%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.02%	0.13%	0.13%	0.21%	0.23%
Net expenses (c)	0.64%	0.64%	0.63%	0.63%	0.62%
Expenses (before waiver/reimbursement) (c)	0.64%	0.64%	0.64%	0.63%	0.63%
Portfolio turnover rate	44%	54%	52%	61%	84%
Net assets at end of year (in 000’s)	$ 3,981,812	$ 3,148,459	$ 2,463,405	$ 2,122,217	$ 1,693,868

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

SIMPLE Class	August 31, 2020^ through October 31, 2020
Net asset value at beginning of period *	$ 11.84

Net investment income (loss) (a)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.98)

Total from investment operations	(1.00)

Net asset value at end of period	$ 10.84

Total investment return (b)	(8.45%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) ††	(1.00%)
Net expenses (c)††	1.32%
Expenses (before waiver/reimbursement) (c)††	1.33%
Portfolio turnover rate	44%
Net assets at end of period (in 000’s)	$ 23

^ Inception date.

†† Annualized.

* Based on the net asset value of Investor Class as of August 31, 2020.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay WMC Enduring Capital Fund (formerly MainStay MacKay Common Stock Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 24.92	$ 26.31	$ 24.56	$ 19.95	$ 20.20

Net investment income (loss) (a)	0.16	0.26	0.24	0.23	0.25
Net realized and unrealized gain (loss) on investments	1.36	1.28	1.74	4.63	(0.28)

Total from investment operations	1.52	1.54	1.98	4.86	(0.03)

Less distributions:
From net investment income	(0.27)	(0.22)	(0.23)	(0.25)	(0.22)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.49)	(2.93)	(0.23)	(0.25)	(0.22)

Net asset value at end of year	$ 24.95	$ 24.92	$ 26.31	$ 24.56	$ 19.95

Total investment return (b)	6.42%	6.80%	8.07%	24.59%	(0.13%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.64%	1.08%	0.90%	1.05%	1.29% (c)
Net expenses (d)	0.99%	0.97%	0.97%	0.96%	0.95% (e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$ 62,611	$ 63,814	$ 63,956	$ 53,909	$ 42,928

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 1.28%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 0.96%.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 24.90	$ 26.29	$ 24.53	$ 19.93	$ 20.19

Net investment income (loss) (a)	0.08	0.20	0.18	0.18	0.21
Net realized and unrealized gain (loss) on investments	1.37	1.27	1.74	4.62	(0.29)

Total from investment operations	1.45	1.47	1.92	4.80	(0.08)

Less distributions:
From net investment income	(0.21)	(0.15)	(0.16)	(0.20)	(0.18)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.43)	(2.86)	(0.16)	(0.20)	(0.18)

Net asset value at end of year	$ 24.92	$ 24.90	$ 26.29	$ 24.53	$ 19.93

Total investment return (b)	6.05%	6.51%	7.82%	24.25%	(0.39%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.35%	0.82%	0.68%	0.83%	1.05% (c)
Net expenses (d)	1.30%	1.23%	1.21%	1.22%	1.20% (e)
Expenses (before waiver/reimbursement) (d)	1.31%	1.27%	1.23%	1.22%	1.20% (e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$ 15,544	$ 17,203	$ 16,580	$ 17,216	$ 21,880

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 1.04%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.21%.

Financial Highlights

MainStay WMC Enduring Capital Fund (formerly MainStay MacKay Common Stock Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 22.50	$ 24.04	$ 22.46	$ 18.25	$ 18.49

Net investment income (loss) (a)	(0.08)	0.02	(0.02)	0.01	0.05
Net realized and unrealized gain (loss) on investments	1.22	1.15	1.60	4.24	(0.26)

Total from investment operations	1.14	1.17	1.58	4.25	(0.21)

Less distributions:
From net investment income	(0.02)	—	—	(0.04)	(0.03)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.24)	(2.71)	—	(0.04)	(0.03)

Net asset value at end of year	$ 22.40	$ 22.50	$ 24.04	$ 22.46	$ 18.25

Total investment return (b)	5.28%	5.71%	7.03%	23.31%	(1.12%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.39%)	0.10%	(0.07%)	0.06%	0.30% (c)
Net expenses (d)	2.05%	1.98%	1.96%	1.97%	1.95% (e)
Expenses (before waiver/reimbursement) (d)	2.06%	2.02%	1.98%	1.97%	1.95% (e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$ 3,666	$ 4,718	$ 5,855	$ 6,635	$ 6,604

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.29%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.96%.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 22.48	$ 24.02	$ 22.45	$ 18.24	$ 18.48

Net investment income (loss) (a)	(0.08)	0.02	(0.02)	0.01	0.06
Net realized and unrealized gain (loss) on investments	1.22	1.15	1.59	4.24	(0.27)

Total from investment operations	1.14	1.17	1.57	4.25	(0.21)

Less distributions:
From net investment income	(0.02)	—	—	(0.04)	(0.03)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.24)	(2.71)	—	(0.04)	(0.03)

Net asset value at end of year	$ 22.38	$ 22.48	$ 24.02	$ 22.45	$ 18.24

Total investment return (b)	5.29%	5.72%	6.99%	23.33%	(1.12%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.38%)	0.10%	(0.08%)	0.06%	0.34% (c)
Net expenses (d)	2.05%	1.98%	1.96%	1.97%	1.95% (e)
Expenses (before waiver/reimbursement) (d)	2.06%	2.02%	1.98%	1.97%	1.95% (e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$ 6,641	$ 10,946	$ 14,964	$ 15,459	$ 16,509

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.33%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 1.96%.

Financial Highlights

MainStay WMC Enduring Capital Fund (formerly MainStay MacKay Common Stock Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 25.05	$ 26.44	$ 24.67	$ 20.04	$ 20.29

Net investment income (loss) (a)	0.23	0.32	0.31	0.29	0.31
Net realized and unrealized gain (loss) on investments	1.37	1.28	1.74	4.65	(0.29)

Total from investment operations	1.60	1.60	2.05	4.94	0.02

Less distributions:
From net investment income	(0.34)	(0.28)	(0.28)	(0.31)	(0.27)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.56)	(2.99)	(0.28)	(0.31)	(0.27)

Net asset value at end of year	$ 25.09	$ 25.05	$ 26.44	$ 24.67	$ 20.04

Total investment return (b)	6.66%	7.06%	8.36%	24.89%	0.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.96%	1.34%	1.16%	1.31%	1.55%(c)
Net expenses (d)	0.74%	0.72%	0.71%	0.71%	0.70%(e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$ 37,491	$ 97,903	$ 98,395	$ 96,441	$ 87,774

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 1.54%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 0.71%.

	Year ended October 31,				February 29, 2016^ through October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 24.77	$ 26.17	$ 24.48	$ 19.90	$ 18.44

Net investment income (loss) (a)	0.07	0.17	0.14	0.13	0.10
Net realized and unrealized gain (loss) on investments	1.36	1.28	1.73	4.65	1.36

Total from investment operations	1.43	1.45	1.87	4.78	1.46

Less distributions:
From net investment income	(0.20)	(0.14)	(0.18)	(0.20)	—
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.42)	(2.85)	(0.18)	(0.20)	—

Net asset value at end of period	$ 24.78	$ 24.77	$ 26.17	$ 24.48	$ 19.90

Total investment return (b)	6.02%	6.42%	7.66%	24.17%	7.92%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.30%	0.70%	0.52%	0.60%	0.74%††(d)
Net expenses (e)	1.34%	1.32%	1.32%	1.31%	1.31%††(f)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of period (in 000’s)	$ 207	$ 227	$ 137	$ 86	$ 29

^ Inception date.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been 0.73%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) Without the custody fee reimbursement, net expenses would have been 1.32%.

Financial Highlights

MainStay WMC Growth Fund (formerly MainStay MacKay Growth Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 36.07	$ 36.41	$ 34.18	$ 29.07	$ 32.33

Net investment income (loss) (a)	(0.00)‡	0.10	0.09	0.12	(0.04)
Net realized and unrealized gain (loss) on investments	7.78	2.87	3.47	7.39	(0.97)

Total from investment operations	7.78	2.97	3.56	7.51	(1.01)

Less distributions:
From net investment income	(0.16)	(0.06)	(0.02)	—	—
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Total distributions	(1.29)	(3.31)	(1.33)	(2.40)	(2.25)

Net asset value at end of year	$ 42.56	$ 36.07	$ 36.41	$ 34.18	$ 29.07

Total investment return (b)	22.21%	8.90%	10.74%	27.88%	(3.39%)
Ratios of net investment income (loss) to average net assets:
Before waivers and reimbursements	0.01%	0.30%	0.23%	0.39%	(0.15%)
After expense waivers and reimbursements	0.01%	0.30%	0.23%	0.39%	(0.14%)(c)
Ratios of expenses to average net assets:
Before waivers/reimbursements (d)	1.04%	1.06%	1.06%	1.09%	1.16%
After waivers/reimbursements (d)	1.04%	1.06%	1.06%	1.09%	1.15% (e)
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 531,715	$ 436,508	$ 431,854	$ 391,245	$ 260,670

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.15)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses After expense waivers and reimbursements would have been 1.16%.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.53	$ 35.94	$ 33.82	$ 28.86	$ 32.17

Net investment income (loss) (a)	(0.10)	0.01	0.00 ‡	0.06	(0.10)
Net realized and unrealized gain (loss) on investments	7.65	2.83	3.43	7.30	(0.96)

Total from investment operations	7.55	2.84	3.43	7.36	(1.06)

Less distributions:
From net investment income	(0.06)	—	—	—	—
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Total distributions	(1.19)	(3.25)	(1.31)	(2.40)	(2.25)

Net asset value at end of year	$ 41.89	$ 35.53	$ 35.94	$ 33.82	$ 28.86

Total investment return (b)	21.84%	8.61%	10.47%	27.54%	(3.60%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.26%)	0.03%	0.01%	0.21%	(0.34%)
Net expenses (c)	1.34%	1.33%	1.31%	1.35%	1.35%
Expenses (before waiver/reimbursement) (c)	1.41%	1.42%	1.37%	1.35%	1.35%
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 97,709	$ 110,762	$ 108,043	$ 134,867	$ 200,772

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay WMC Growth Fund (formerly MainStay MacKay Growth Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 33.31	$ 34.13	$ 32.42	$ 27.95	$ 31.45

Net investment income (loss) (a)	(0.36)	(0.22)	(0.26)	(0.16)	(0.30)
Net realized and unrealized gain (loss) on investments	7.14	2.65	3.28	7.03	(0.95)

Total from investment operations	6.78	2.43	3.02	6.87	(1.25)

Less distributions:
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Net asset value at end of year	$ 38.96	$ 33.31	$ 34.13	$ 32.42	$ 27.95

Total investment return (b)	20.93%	7.79%	9.63%	26.61%	(4.30%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.01%)	(0.69%)	(0.74%)	(0.56%)	(1.09%)
Net expenses (c)	2.08%	2.08%	2.06%	2.10%	2.10%
Expenses (before waiver/reimbursement) (c)	2.15%	2.18%	2.12%	2.10%	2.10%
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 16,382	$ 18,749	$ 23,554	$ 30,064	$ 33,468

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 33.30	$ 34.12	$ 32.41	$ 27.94	$ 31.44

Net investment income (loss) (a)	(0.36)	(0.21)	(0.27)	(0.17)	(0.31)
Net realized and unrealized gain (loss) on investments	7.14	2.64	3.29	7.04	(0.94)

Total from investment operations	6.78	2.43	3.02	6.87	(1.25)

Less distributions:
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Net asset value at end of year	$ 38.95	$ 33.30	$ 34.12	$ 32.41	$ 27.94

Total investment return (b)	20.94%	7.80%	9.63%	26.62%	(4.34%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.02%)	(0.67%)	(0.77%)	(0.58%)	(1.10%)
Net expenses (c)	2.08%	2.08%	2.06%	2.10%	2.10%
Expenses (before waiver/reimbursement) (c)	2.15%	2.18%	2.12%	2.10%	2.10%
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 3,068	$ 3,144	$ 5,331	$ 4,884	$ 4,831

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay WMC Growth Fund (formerly MainStay MacKay Growth Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 37.01	$ 37.28	$ 34.96	$ 29.62	$ 32.83

Net investment income (loss) (a)	0.11	0.19	0.18	0.20	(0.02)
Net realized and unrealized gain (loss) on investments	7.97	2.95	3.55	7.54	(0.94)

Total from investment operations	8.08	3.14	3.73	7.74	(0.96)

Less distributions:
From net investment income	(0.24)	(0.16)	(0.10)	—	—
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Total distributions	(1.37)	(3.41)	(1.41)	(2.40)	(2.25)

Net asset value at end of year	$ 43.72	$ 37.01	$ 37.28	$ 34.96	$ 29.62

Total investment return (b)	22.53%	9.18%	11.03%	28.16%	(3.17%)
Ratios of net investment income (loss) to average net assets:
Before waivers and reimbursements	0.28%	0.53%	0.49%	0.62%	(0.12%)
After expense waivers and reimbursements	0.28%	0.53%	0.49%	0.62%	(0.07%)
Ratios of expenses to average net assets:
Before waivers/reimbursements (c)	0.79%	0.81%	0.81%	0.83%	0.98%
After waivers/reimbursements (c)	0.79%	0.81%	0.81%	0.83%	0.92%
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 102,290	$ 139,588	$ 87,866	$ 87,115	$ 15,473

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 35.81	$ 36.16	$ 33.97	$ 28.94	$ 32.22

Net investment income (loss) (a)	(0.04)	0.07	0.05	0.09	(0.06)
Net realized and unrealized gain (loss) on investments	7.72	2.86	3.45	7.34	(0.97)

Total from investment operations	7.68	2.93	3.50	7.43	(1.03)

Less distributions:
From net investment income	(0.12)	(0.03)	—	—	—
From net realized gain on investments	(1.13)	(3.25)	(1.31)	(2.40)	(2.25)

Total distributions	(1.25)	(3.28)	(1.31)	(2.40)	(2.25)

Net asset value at end of year	$ 42.24	$ 35.81	$ 36.16	$ 33.97	$ 28.94

Total investment return (b)	22.08%	8.81%	10.64%	27.72%	(3.46%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.11%)	0.21%	0.13%	0.31%	(0.23%)
Net expenses (c)	1.14%	1.16%	1.16%	1.19%	1.24%
Portfolio turnover rate	150%	153%	116%	139%	137%
Net assets at end of year (in 000’s)	$ 109	$ 59	$ 58	$ 52	$ 38

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay WMC International Research Equity Fund (formerly MainStay MacKay International Opportunities Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.77	$ 7.93	$ 9.58	$ 8.06	$ 8.36

Net investment income (loss)	0.06 (a)	0.15 (a)	0.13	0.02	0.11
Net realized and unrealized gain (loss) on investments	(0.70)	0.10	(1.63)	1.73	(0.35)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(0.64)	0.25	(1.50)	1.75	(0.24)

Less distributions:
From net investment income	(0.73)	(0.41)	(0.15)	(0.23)	(0.06)

Net asset value at end of year	$ 6.40	$ 7.77	$ 7.93	$ 9.58	$ 8.06

Total investment return (b)	(9.21%)	3.83%	(15.94%)(c)	22.36%	(2.85%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.89%	2.04%	1.37%	0.24%	1.37% (d)
Net expenses (before waiver/reimbursement) (e)(f)	1.63%	1.75%	1.78%	3.22%	3.33%
Portfolio turnover rate	136%	182%	223%	179%	137%
Net assets at end of year (in 000’s)	$ 12,373	$ 19,557	$ 31,870	$ 55,580	$ 98,856

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been 1.35%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	1.60%	0.03%
October 31, 2019	1.64%	0.11%
October 31, 2018	1.65%	0.13%
October 31, 2017	1.56%	1.66%
October 31, 2016	1.53%(g)	1.78%

(g) Without the custody fee reimbursement, net expenses would have been 1.55%.

Financial Highlights

MainStay WMC International Research Equity Fund (formerly MainStay MacKay International Opportunities Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.73	$ 7.90	$ 9.54	$ 8.02	$ 8.33

Net investment income (loss)	0.04 (a)	0.15 (a)	0.12	0.04	0.09
Net realized and unrealized gain (loss) on investments	(0.70)	0.08	(1.62)	1.70	(0.34)

Total from investment operations	(0.66)	0.23	(1.50)	1.74	(0.25)

Less distributions:
From net investment income	(0.71)	(0.40)	(0.14)	(0.22)	(0.06)

Net asset value at end of year	$ 6.36	$ 7.73	$ 7.90	$ 9.54	$ 8.02

Total investment return (b)	(9.47%)	3.54%	(15.97%)(c)	22.29%	(3.04%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.66%	2.00%	1.29%	0.43%	1.19% (d)
Net expenses (before waiver/reimbursement) (e)(f)	1.89%	1.93%	1.88%	3.34%	3.54%
Portfolio turnover rate	136%	182%	223%	179%	137%
Net assets at end of year (in 000’s)	$ 2,731	$ 3,690	$ 3,407	$ 4,294	$ 5,755

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been 1.17%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	1.86%	0.03%
October 31, 2019	1.81%	0.12%
October 31, 2018	1.75%	0.13%
October 31, 2017	1.65%	1.66%
October 31, 2016	1.68%(g)	1.78%

(g) Without the custody fee reimbursement, net expenses would have been 1.70%.

Financial Highlights

MainStay WMC International Research Equity Fund (formerly MainStay MacKay International Opportunities Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.49	$ 7.63	$ 9.23	$ 7.75	$ 8.08

Net investment income (loss)	(0.01)(a)	0.08 (a)	0.05	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	(0.68)	0.10	(1.57)	1.64	(0.34)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(0.69)	0.18	(1.52)	1.63	(0.31)

Less distributions:
From net investment income	(0.64)	(0.32)	(0.08)	(0.15)	(0.02)

Net asset value at end of year	$ 6.16	$ 7.49	$ 7.63	$ 9.23	$ 7.75

Total investment return (b)	(10.16%)	2.81%	(16.61%)	21.38%	(3.84%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.22%)	1.14%	0.52%	(0.17%)	0.45% (c)
Net expenses (before waiver/reimbursement) (d)(e)	2.64%	2.66%	2.62%	4.06%	4.27%
Portfolio turnover rate	136%	182%	223%	179%	137%
Net assets at end of year (in 000’s)	$ 6,229	$ 14,203	$ 27,699	$ 42,231	$ 36,489

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.43%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	2.61%	0.03%
October 31, 2019	2.55%	0.11%
October 31, 2018	2.49%	0.13%
October 31, 2017	2.39%	1.64%
October 31, 2016	2.43%(f)	1.78%

(f) Without the custody fee reimbursement, net expenses would have been 2.45%.

Financial Highlights

MainStay WMC International Research Equity Fund (formerly MainStay MacKay International Opportunities Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 7.83	$ 8.00	$ 9.66	$ 8.12	$ 8.42

Net investment income (loss)	0.08 (a)	0.17 (a)	0.15	0.09	0.13
Net realized and unrealized gain (loss) on investments	(0.71)	0.10	(1.64)	1.70	(0.36)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	(0.00)	(0.00)	0.00	(0.00)

Total from investment operations	(0.63)	0.27	(1.49)	1.79	(0.23)

Less distributions:
From net investment income	(0.75)	(0.44)	(0.17)	(0.25)	(0.07)

Net asset value at end of year	$ 6.45	$ 7.83	$ 8.00	$ 9.66	$ 8.12

Total investment return (b)	(8.98%)	4.08%	(15.72%)(c)	22.78%	(2.69%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.19%	2.20%	1.63%	0.96%	1.66% (d)
Net expenses (before waiver/reimbursement) (e)(f)	1.38%	1.50%	1.53%	2.93%	3.07%
Portfolio turnover rate	136%	182%	223%	179%	137%
Net assets at end of year (in 000’s)	$ 230,100	$ 281,279	$ 521,050	$ 653,051	$ 394,785

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the period.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been 1.64%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	1.35%	0.03%
October 31, 2019	1.40%	0.10%
October 31, 2018	1.40%	0.13%
October 31, 2017	1.29%	1.63%
October 31, 2016	1.28%(g)	1.78%

(g)  Without the custody fee reimbursement, net expenses would have been 1.30%.

Financial Highlights

MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 24.59	$ 28.34	$ 31.91	$ 26.45	$ 26.35

Net investment income (loss) (a)	(0.07)	0.07	0.06	0.03	0.22
Net realized and unrealized gain (loss) on investments	(1.83)	0.24	(0.98)	5.54	(0.09)

Total from investment operations	(1.90)	0.31	(0.92)	5.57	0.13

Less distributions:
From net investment income	(0.05)	(0.05)	—	(0.11)	(0.03)
From net realized gain on investments	—	(4.01)	(2.65)	—	—
Return of capital	(0.02)	—	—	—	—

Total distributions	(0.07)	(4.06)	(2.65)	(0.11)	(0.03)

Net asset value at end of year	$ 22.62	$ 24.59	$ 28.34	$ 31.91	$ 26.45

Total investment return (b)	(7.76%)	1.41%	(3.48%)	21.09%	0.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.30%)	0.27%	0.19%	0.10%	0.85%
Net expenses (c)	1.25%	1.25%	1.23%	1.24%	1.25%
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 115,403	$ 141,548	$ 155,636	$ 163,350	$ 114,041

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 24.07	$ 27.85	$ 31.48	$ 26.09	$ 26.05

Net investment income (loss) (a)	(0.13)	(0.01)	(0.02)	(0.05)	0.14
Net realized and unrealized gain (loss) on investments	(1.80)	0.24	(0.96)	5.48	(0.10)

Total from investment operations	(1.93)	0.23	(0.98)	5.43	0.04

Less distributions:
From net investment income	(0.00)‡	—	—	(0.04)	—
From net realized gain on investments	—	(4.01)	(2.65)	—	—
Return of capital	(0.00)‡	—	—	—	—

Total distributions	(0.00)‡	(4.01)	(2.65)	(0.04)	—

Net asset value at end of year	$ 22.14	$ 24.07	$ 27.85	$ 31.48	$ 26.09

Total investment return (b)	(8.02%)	1.09%	(3.74%)	20.82%	0.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.57%)	(0.05%)	(0.06%)	(0.16%)	0.57%(c)
Net expenses (d)	1.52%	1.55%	1.49%	1.50%	1.52%(e)
Expenses (before waiver/reimbursement) (d)	1.70%	1.64%	1.56%	1.50%	1.52%(e)
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 41,547	$ 49,342	$ 48,569	$ 57,488	$ 79,614

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been 0.56%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)  Without the custody fee reimbursement, net expenses would have been 1.53%.

Financial Highlights

MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 20.86	$ 24.83	$ 28.54	$ 23.80	$ 23.94

Net investment income (loss) (a)	(0.25)	(0.16)	(0.22)	(0.23)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.57)	0.20	(0.84)	4.97	(0.11)

Total from investment operations	(1.82)	0.04	(1.06)	4.74	(0.14)

Less distributions:
From net realized gain on investments	—	(4.01)	(2.65)	—	—

Net asset value at end of year	$ 19.04	$ 20.86	$ 24.83	$ 28.54	$ 23.80

Total investment return (b)	(8.72%)	0.35%	(4.46%)	19.92%	(0.58%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.30%)	(0.74%)	(0.80%)	(0.86%)	(0.15%)(c)
Net expenses (d)	2.27%	2.30%	2.24%	2.25%	2.27% (e)
Expenses (before waiver/reimbursement) (d)	2.45%	2.39%	2.31%	2.25%	2.27% (e)
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 4,447	$ 7,442	$ 10,698	$ 15,188	$ 17,670

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.16)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 2.28%.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 20.84	$ 24.81	$ 28.52	$ 23.79	$ 23.93

Net investment income (loss) (a)	(0.25)	(0.13)	(0.22)	(0.24)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.56)	0.17	(0.84)	4.97	(0.10)

Total from investment operations	(1.81)	0.04	(1.06)	4.73	(0.14)

Less distributions:
From net realized gain on investments	—	(4.01)	(2.65)	—	—

Net asset value at end of year	$ 19.03	$ 20.84	$ 24.81	$ 28.52	$ 23.79

Total investment return (b)	(8.69%)	0.35%	(4.47%)	19.88%	(0.59%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.30%)	(0.60%)	(0.81%)	(0.88%)	(0.16%)(c)
Net expenses (d)	2.27%	2.30%	2.24%	2.25%	2.27% (e)
Expenses (before waiver/reimbursement) (d)	2.45%	2.39%	2.31%	2.25%	2.27% (e)
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 3,201	$ 5,469	$ 14,156	$ 17,770	$ 17,921

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) Without the custody fee reimbursement, net investment income (loss) would have been (0.17)%.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e) Without the custody fee reimbursement, net expenses would have been 2.28%.

Financial Highlights

MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 25.44	$ 29.19	$ 32.72	$ 27.11	$ 27.02

Net investment income (loss) (a)	(0.01)	0.17	0.14	0.11	0.29
Net realized and unrealized gain (loss) on investments	(1.90)	0.22	(1.02)	5.68	(0.10)

Total from investment operations	(1.91)	0.39	(0.88)	5.79	0.19

Less distributions:
From net investment income	(0.09)	(0.13)	—	(0.18)	(0.10)
From net realized gain on investments	—	(4.01)	(2.65)	—	—
Return of capital	(0.04)	—	—	—	—

Total distributions	(0.13)	(4.14)	(2.65)	(0.18)	(0.10)

Net asset value at end of year	$ 23.40	$ 25.44	$ 29.19	$ 32.72	$ 27.11

Total investment return (b)	(7.55%)	1.67%	(3.26%)	21.40%	0.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.06)%	0.66%	0.45%	0.36%	1.10%
Net expenses (c)	1.00%	1.00%	0.98%	0.99%	1.00%
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 127,115	$ 146,525	$ 306,746	$ 332,900	$ 325,316

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Year ended October 31,
Class R1	2020	2019	2018	2017	2016

Net asset value at beginning of year	$ 25.34	$ 29.09	$ 32.65	$ 27.05	$ 26.96

Net investment income (loss) (a)	(0.04)	0.10	0.12	0.08	0.26

Net realized and unrealized gain (loss) on investments	(1.88)	0.26	(1.03)	5.68	(0.10)

Total from investment operations	(1.92)	0.36	(0.91)	5.76	0.16

Less distributions:
From net investment income	(0.08)	(0.10)	—	(0.16)	(0.07)
From net realized gain on investments	—	(4.01)	(2.65)	—	—
Return of capital	(0.03)	—	—	—	—

Total distributions	(0.11)	(4.11)	(2.65)	(0.16)	(0.07)

Net asset value at end of year	$ 23.31	$ 25.34	$ 29.09	$ 32.65	$ 27.05

Total investment return (b)	(7.62%)	1.57%	(3.36%)	21.34%	0.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.18%)	0.41%	0.38%	0.25%	0.97%
Net expenses (c)	1.10%	1.10%	1.08%	1.09%	1.10%
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 44	$ 65	$ 63	$ 97	$ 85

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

Financial Highlights

MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund)

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 24.47	$ 28.21	$ 31.81	$ 26.37	$ 26.28

Net investment income (loss) (a)	(0.09)	0.04	0.03	(0.01)	0.19
Net realized and unrealized gain (loss) on investments	(1.83)	0.25	(0.98)	5.54	(0.10)

Total from investment operations	(1.92)	0.29	(0.95)	5.53	0.09

Less distributions:
From net investment income	(0.04)	(0.02)	—	(0.09)	(0.00)‡
From net realized gain on investments	—	(4.01)	(2.65)	—	—
Return of capital	(0.01)	—	—	—	—

Total distributions	(0.05)	(4.03)	(2.65)	(0.09)	(0.00)‡

Net asset value at end of year	$ 22.50	$ 24.47	$ 28.21	$ 31.81	$ 26.37

Total investment return (b)	(7.84%)	1.30%	(3.59%)	21.00%	0.34%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.40%)	0.18%	0.09%	(0.03%)	0.73%
Net expenses (d)	1.35%	1.35%	1.33%	1.34%	1.35%
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of year (in 000’s)	$ 88	$ 111	$ 137	$ 137	$ 112

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,				February 29, 2016^ through October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of period	$ 24.32	$ 28.11	$ 31.78	$ 26.39	$ 23.88

Net investment income (loss) (a)	(0.15)	(0.04)	(0.05)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.82)	0.26	(0.97)	5.55	2.52

Total from investment operations	(1.97)	0.22	(1.02)	5.45	2.51

Less distributions:
From net investment income	—	—	—	(0.06)	—
From net realized gain on investments	—	(4.01)	(2.65)	—	—

Total distributions	—	(4.01)	(2.65)	(0.06)	—

Net asset value at end of period	$ 22.35	$ 24.32	$ 28.11	$ 31.78	$ 26.39

Total investment return (b)	(8.10%)	1.04%	(3.83%)	20.68%	10.51% (c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.67%)	(0.15%)	(0.15%)	(0.32%)	(0.07%)††(d)
Net expenses (e)	1.60%	1.60%	1.58%	1.59%	1.60% ††(f)
Portfolio turnover rate	208%	205%	92%	60%	65%
Net assets at end of period (in 000’s)	$ 343	$ 342	$ 204	$ 181	$ 81

^ Commencement of operations.

†† Annualized.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d) Without the custody fee reimbursement, net investment income (loss) would have been (0.08)%.

(e) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f) Without the custody fee reimbursement, net expenses would have been 1.61%.

Financial Highlights

MainStay WMC Value Fund (formerly MainStay MAP Equity Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 42.24	$ 41.20	$ 43.76	$ 35.92	$ 43.32

Net investment income (loss) (a)	0.21	0.26	0.23	0.21	0.33
Net realized and unrealized gain (loss) on investments	0.55	4.88	1.78	8.50	(0.63)
Net realized and unrealized gain (loss) on foreign currency transactions	0.00 ‡	0.00 ‡	0.01	0.00 ‡	(0.00)‡

Total from investment operations	0.76	5.14	2.02	8.71	(0.30)

Less distributions:
From net investment income	(0.31)	(0.28)	(0.21)	(0.48)	(0.40)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.51)	(4.10)	(4.58)	(0.87)	(7.10)

Net asset value at end of year	$ 39.49	$ 42.24	$ 41.20	$ 43.76	$ 35.92

Total investment return (b)	1.66%	13.54%	4.88%	24.73%	(0.57%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.55%	0.67%	0.57%	0.52%	0.92%
Net expenses (c)	1.10%(d)	1.11%	1.10%	1.10%(d)	1.09% (d)
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 389,530	$ 427,040	$ 384,637	$ 389,582	$ 285,431

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 42.17	$ 41.15	$ 43.68	$ 35.85	$ 43.27

Net investment income (loss) (a)	0.10	0.18	0.17	0.14	0.25
Net realized and unrealized gain (loss) on investments	0.53	4.86	1.78	8.49	(0.63)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.63	5.04	1.95	8.63	(0.38)

Less distributions:
From net investment income	(0.20)	(0.20)	(0.11)	(0.41)	(0.34)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.40)	(4.02)	(4.48)	(0.80)	(7.04)

Net asset value at end of year	$ 39.40	$ 42.17	$ 41.15	$ 43.68	$ 35.85

Total investment return (b)	1.35%	13.27%	4.69%	24.50%	(0.79%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.25%	0.46%	0.39%	0.36%	0.71%
Net expenses (c)	1.40%(d)	1.33%	1.29%	1.29%(d)	1.29% (d)
Expenses (before waiver/reimbursement)	1.41%	1.38%	1.31%	1.29%	1.29%
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 69,423	$ 80,733	$ 76,844	$ 90,928	$ 139,775

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

Financial Highlights

MainStay WMC Value Fund (formerly MainStay MAP Equity Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

Year ended October 31,
Class B	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 36.88	$ 36.53	$ 39.43	$ 32.42	$ 39.74

Net investment income (loss) (a)	(0.16)	(0.09)	(0.13)	(0.13)	(0.01)
Net realized and unrealized gain (loss) on investments	0.45	4.26	1.60	7.67	(0.60)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.29	4.17	1.47	7.54	(0.61)

Less distributions:
From net investment income	—	—	—	(0.14)	(0.01)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.20)	(3.82)	(4.37)	(0.53)	(6.71)

Net asset value at end of year	$ 33.97	$ 36.88	$ 36.53	$ 39.43	$ 32.42

Total investment return (b)	0.57%	12.45%	3.91%	23.55%	(1.52%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.48%)	(0.27%)	(0.35%)	(0.37%)	(0.03%)
Net expenses (c)	2.15% (d)	2.08%	2.04%	2.05% (d)	2.04% (d)
Expenses (before waiver/reimbursement)	2.16%	2.13%	2.06%	2.05%	2.04%
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 14,212	$ 21,088	$ 26,571	$ 35,841	$ 40,977

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 36.88	$ 36.53	$ 39.43	$ 32.42	$ 39.73

Net investment income (loss) (a)	(0.16)	(0.07)	(0.14)	(0.13)	(0.01)
Net realized and unrealized gain (loss) on investments	0.46	4.24	1.61	7.67	(0.59)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.30	4.17	1.47	7.54	(0.60)

Less distributions:
From net investment income	—	—	—	(0.14)	(0.01)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.20)	(3.82)	(4.37)	(0.53)	(6.71)

Net asset value at end of year	$ 33.98	$ 36.88	$ 36.53	$ 39.43	$ 32.42

Total investment return (b)	0.60%	12.45%	3.91%	23.55%	(1.52%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.48%)	(0.22%)	(0.36%)	(0.37%)	(0.03%)
Net expenses (c)	2.15% (d)	2.07%	2.04%	2.05% (d)	2.04% (d)
Expenses (before waiver/reimbursement)	2.16%	2.12%	2.06%	2.05%	2.04%
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 14,315	$ 22,933	$ 65,288	$ 79,665	$ 92,457

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

Financial Highlights

MainStay WMC Value Fund (formerly MainStay MAP Equity Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

	Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 43.71	$ 42.51	$ 45.00	$ 36.92	$ 44.35

Net investment income (loss) (a)	0.32	0.38	0.36	0.34	0.43
Net realized and unrealized gain (loss) on investments	0.57	5.02	1.84	8.70	(0.65)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.89	5.40	2.20	9.04	(0.22)

Less distributions:
From net investment income	(0.41)	(0.38)	(0.32)	(0.57)	(0.51)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.61)	(4.20)	(4.69)	(0.96)	(7.21)

Net asset value at end of year	$ 40.99	$ 43.71	$ 42.51	$ 45.00	$ 36.92

Total investment return (b)	1.92%	13.80%	5.17%	25.01%	(0.33%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.81%	0.93%	0.83%	0.84%	1.17%
Net expenses (c)	0.85% (d)	0.86%	0.85%	0.85%(d)	0.84% (d)
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 417,329	$ 488,730	$ 484,839	$ 634,730	$ 807,694

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

	Year ended October 31,
Class R1	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 42.64	$ 41.53	$ 44.07	$ 36.16	$ 43.57

Net investment income (loss) (a)	0.27	0.33	0.37	0.27	0.38
Net realized and unrealized gain (loss) on investments	0.56	4.91	1.73	8.56	(0.63)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.83	5.24	2.10	8.83	(0.25)

Less distributions:
From net investment income	(0.37)	(0.31)	(0.27)	(0.53)	(0.46)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.57)	(4.13)	(4.64)	(0.92)	(7.16)

Net asset value at end of year	$ 39.90	$ 42.64	$ 41.53	$ 44.07	$ 36.16

Total investment return (b)	1.82%	13.71%	5.05%	24.92%	(0.43%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.69%	0.83%	0.88%	0.67%	1.06%
Net expenses (c)	0.95%(d)	0.96%	0.95%	0.95%(d)	0.94% (d)
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 38	$ 35	$ 30	$ 3,208	$ 2,500

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d)  Net of interest expense which is less than one-tenth of a percent.

Financial Highlights

MainStay WMC Value Fund (formerly MainStay MAP Equity Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

	Year ended October 31,
Class R2	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 42.48	$ 41.38	$ 43.93	$ 36.05	$ 43.44

Net investment income (loss) (a)	0.18	0.23	0.21	0.20	0.29
Net realized and unrealized gain (loss) on investments	0.55	4.89	1.78	8.50	(0.63)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.73	5.12	1.99	8.70	(0.34)

Less distributions:
From net investment income	(0.27)	(0.20)	(0.17)	(0.43)	(0.35)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.47)	(4.02)	(4.54)	(0.82)	(7.05)

Net asset value at end of year	$ 39.74	$ 42.48	$ 41.38	$ 43.93	$ 36.05

Total investment return (b)	1.57%	13.42%	4.77%	24.60%	(0.68%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.45%	0.59%	0.50%	0.51%	0.80%
Net expenses (c)	1.20%(d)	1.21%	1.20%	1.20%(d)	1.20% (d)
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 716	$ 780	$ 881	$ 2,583	$ 3,528

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

	Year ended October 31,
Class R3	2020	2019	2018	2017	2016
Net asset value at beginning of year	$ 42.24	$ 41.15	$ 43.71	$ 35.87	$ 43.22

Net investment income (loss) (a)	0.07	0.13	0.08	0.07	0.20
Net realized and unrealized gain (loss) on investments	0.54	4.87	1.79	8.50	(0.62)
Net realized and unrealized gain (loss) on foreign currency transactions ‡	0.00	0.00	(0.00)	0.00	(0.00)

Total from investment operations	0.61	5.00	1.87	8.57	(0.42)

Less distributions:
From net investment income	(0.17)	(0.09)	(0.06)	(0.34)	(0.23)
From net realized gain on investments	(3.20)	(3.82)	(4.37)	(0.39)	(6.70)

Total distributions	(3.37)	(3.91)	(4.43)	(0.73)	(6.93)

Net asset value at end of year	$ 39.48	$ 42.24	$ 41.15	$ 43.71	$ 35.87

Total investment return (b)	1.29%	13.14%	4.51%	24.29%	(0.91%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.19%	0.32%	0.20%	0.17%	0.57%
Net expenses (c)	1.45%(d)	1.46%	1.45%	1.45%(d)	1.44% (d)
Portfolio turnover rate	16%	20%	15%	15%	42%
Net assets at end of year (in 000’s)	$ 2,442	$ 2,314	$ 1,931	$ 1,004	$ 806

‡ Less than one cent per share.

(a) Per share data based on average shares outstanding during the year.

(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c) In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(d) Net of interest expense which is less than one-tenth of a percent.

Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts

This Appendix A discloses intermediary-specific sales charge waivers and discounts, if any. Please see the “Information on Sales Charges” section of the Prospectus for information about sales charge waivers and discounts available if you invest directly with a MainStay Fund or intermediaries not identified on this Appendix A. The terms or availability of waivers or discounts may be changed at any time.

The availability of initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries specified on Appendix A may have different policies and procedures regarding, among other things, the availability of these waivers and discounts. To qualify for waivers or discounts not available through a particular financial intermediary, investors will have to purchase shares directly from the Funds (or the Distributor) or through another financial intermediary that makes available such waivers or discounts.

Purchases through any financial intermediary identified below are subject to sales charge waivers and/or discounts that are different from the sales charge waivers and/or discounts available for shares purchased directly from the Funds (or the Distributor). Financial intermediary-specific sales charge waivers and/or discounts are implemented and administered by each financial intermediary. This Appendix will be updated when required with changes to this Appendix or to add additional intermediaries.

In all instances, it is an investor’s responsibility to notify the financial intermediary of any facts that may qualify the investor for sales charge waivers or discounts. You may wish to contact your financial intermediary to ensure that you have the most current information regarding the sales charge waivers and discounts available to you and the steps you must take to qualify for available waivers and discounts.

Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI:

•   Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•   Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the MainStay Funds).

•   Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

•   Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•   Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•   Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Edward Jones

Effective on or after March 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders of Edward D. Jones & Co., L.P. (“Edward Jones”) purchasing (or selling) MainStay Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund Prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MainStay Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•   Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

•   The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of MainStay Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•   The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•   ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

•   Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

•   If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•   Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

•   Shares purchased in an Edward Jones fee-based program.

•   Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•   Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non- retirement account.

•   Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•   Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•   The death or disability of the shareholder.

•   Systematic withdrawals with up to 10% per year of the account value.

•   Return of excess contributions from an Individual Retirement Account (IRA).

•   Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•   Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

•   Shares exchanged in an Edward Jones fee-based program.

•   Shares acquired through NAV reinstatement.

•   Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•   Initial purchase minimum: $250

•   Subsequent purchase minimum: none

Minimum Balances

•   Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o   A fee-based account held on an Edward Jones platform

o   A 529 account held on an Edward Jones platform

o   An account with an active systematic investment plan or LOI

Exchanging Share Classes

•   At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

J.P. Morgan

Shareholders purchasing or redeeming Investor Class shares of a Fund through a J.P. Morgan self-directed brokerage account are eligible for a waiver of both the front-end sales charge or contingent deferred sales charge, as applicable, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.

Janney Montgomery Scott LLC

Shareholders purchasing MainStay Fund shares through a Janney Montgomery Scott LLC (“Janney”) account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Janney

•   Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the MainStay Funds family).

•   Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•   Shares purchased from the proceeds of redemptions within the MainStay Funds family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•   Class C shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same MainStay Fund pursuant to Janney’s policies and procedures.

Sales charge waivers on Class A and C shares available at Janney

•   Shares sold upon the death or disability of the shareholder.

•   Shares sold as part of a systematic withdrawal plan as described in the MainStay Fund’s Prospectus.

•   Shares purchased in connection with a return of excess contributions from an IRA account.

•   Shares sold as part of a required minimum distribution for IRA and other retirement accounts pursuant to the Internal Revenue Code.

•   Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•   Shares acquired through a right of reinstatement.

Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation

•   Breakpoints as described in the MainStay Fund’s Prospectus.

•   Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of MainStay Funds family assets held by accounts within the purchaser’s household at Janney. Eligible MainStay Funds family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

LPL Financial

Shareholders purchasing Class A shares of a Fund through LPL Financial’s mutual fund only platform will be able to purchase shares without imposition of a front-end sales charge, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other MainStay Fund)
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus

Eligible shares purchased from the proceeds of redemptions within the MainStay Group of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A, B and C Shares Available at Merrill Lynch

Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Prospectus
Return of excess contributions from an IRA Account

Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in the Prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Prospectus will be automatically calculated based on the aggregated holding of assets in the MainStay Group of Funds held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within the MainStay Group of Funds, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•   Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•   Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules

•   Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•   Shares purchased through a Morgan Stanley self-directed brokerage account

•   Morgan Stanley, on your behalf, can also convert Class A shares to Class A2 shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

•   Class C (i.e., level-load) and Class C2 shares, as applicable, that are no longer subject to a contingent deferred sales charge and are converted to Class A shares (or equivalent) of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

•   Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc.

Effective June 15, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares and Investor Class Shares available at OPCO

•   Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•   Shares purchased by or through a 529 Plan

•   Shares purchased through an OPCO-affiliated investment advisory program

•   Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•   Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•   A shareholder in the Fund's Class C shares that are converted by OPCO at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•   Employees and registered representatives of OPCO or its affiliates and their family members

•   Trustees of the Fund and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on Class A, B and C Shares and Investor Class Shares available at OPCO

•   Death or disability of the shareholder

•   Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•   Return of excess contributions from an IRA Account

•   Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

•   Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

•   Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

•   Breakpoints as described in this prospectus.

•   Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Raymond James

Raymond James & Associates, Inc., Raymond James Financial Services Inc. and each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•   Shares purchased in an investment advisory program.

•   Shares purchased within the MainStay Funds through a systematic reinvestment of capital gains and dividend distributions.

•   Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•   Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•   A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•   Death or disability of the shareholder.

•   Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•   Return of excess contributions from an IRA Account.

•   Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

•   Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•   Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent

•   Breakpoints as described in this prospectus.

•   Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MainStay Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible MainStay Fund assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

•   Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MainStay Funds over a 13-month time period. Eligible MainStay Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co.

Effective June 15, 2020, shareholders purchasing Fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Investor Class and Class A shares Available at Baird

•   Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund

•   Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

•   Shares purchased from the proceeds of redemptions from another MainStay Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•   A shareholder in a Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird

•   Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor Class, Class A and Class C shares Available at Baird

•   Shares sold due to death or disability of the shareholder

•   Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•   Shares bought due to returns of excess contributions from an IRA Account

•   Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•   Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•   Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulations, and/or Letters of Intent

•   Breakpoints as described in this prospectus

•   Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of assets in the MainStay Group of Funds held by accounts within the purchaser’s household at Baird. Eligible MainStay Fund assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

•   Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MainStay Funds through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel, Nicolaus & Company, Incorporated (“Stifel”) platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares

•   Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures

All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.

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No dealer, sales representative or any other person is authorized to give any information or to make any representations other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer in such jurisdiction.

HOUSEHOLD MAILINGS AND E-DELIVERY

Each year you are automatically sent an updated Summary Prospectus and Annual and Semiannual Reports (or notice of such reports) for the Funds. You may also occasionally receive proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents may be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, newyorklifeinvestments.com/accounts. If you would like to opt out of household-based mailings, please call toll free 800-624-6782.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Provides more details about the Funds. The current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMIANNUAL REPORTS

Provide additional information about the Funds' investments and include discussions of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year or period, if applicable.

TO OBTAIN INFORMATION

More information about the Funds, including the SAI and the Annual/Semiannual Reports, when available, may be obtained without charge, upon request. To obtain information, or for shareholder inquiries, call toll-free 800-624-6782, visit our website at newyorklifeinvestments.com, or write to NYLIFE Distributors LLC, Attn: New York Life Investments Marketing Dept., 30 Hudson Street, Jersey City, New Jersey 07302.

Other information about the Funds (including the Statement of Additional Information) is available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

NYLIFE Distributors LLC
30 Hudson Street

Jersey City, NJ 07302

NYLIFE Distributors LLC is the principal underwriter and distributor of the MainStay Funds.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company.

SEC File Number: 811-22321 (MainStay Funds Trust)
SEC File Number: 811-04550 (The MainStay Funds)

For more information call 800-624-6782 or visit our website at newyorklifeinvestments.com.

MS01e-04/21